UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01027

Name of Registrant:	Vanguard World Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2019—February 29, 2020

Item 1: Reports to Shareholders

Semiannual Report | February 29, 2020

Vanguard U.S. Growth Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangements	21

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

● Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

● Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 29, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
U.S. Growth Fund	8/31/2019	2/29/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,073.72	$1.96
Admiral™ Shares	1,000.00	1,074.25	1.44
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.97	$1.91
Admiral Shares	1,000.00	1,023.47	1.41

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.38% for Investor Shares and 0.28% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

U.S. Growth Fund

Sector Diversification

As of February 29, 2020

Communication Services	12.5%
Consumer Discretionary	17.3
Consumer Staples	3.3
Energy	0.2
Financials	5.5
Health Care	11.2
Industrials	7.6
Information Technology	39.4
Materials	1.0
Other	0.1
Real Estate	1.7
Utilities	0.2

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

U.S. Growth Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (97.2%)
Communication Services (12.3%)
*	Alphabet Inc. Class C	634,388	849,655
*	Netflix Inc.	1,774,078	654,688
*	Facebook Inc.	3,330,063	640,937
*	Alphabet Inc. Class A	407,020	545,101
*	Charter Communications Inc.	398,153	196,357
*	Take-Two Interactive Software Inc.	1,111,795	119,496
*,^	Roku Inc.	907,327	103,136
*	Zillow Group Inc. Class A	885,658	49,305
	Activision Blizzard Inc.	769,202	44,714
*	Zynga Inc.	3,488,124	23,405
*	Eventbrite Inc. Class A	1,257,484	18,372
*	Electronic Arts Inc.	161,716	16,393
*,^	Match Group Inc.	139,075	9,040
*	Spotify Technology SA	50,103	6,870
	Comcast Corp.	77,490	3,133
*	T-Mobile US Inc.	24,266	2,188
			3,282,790
Consumer Discretionary (17.1%)
*	Amazon.com Inc.	883,002	1,663,355
*	Tesla Inc.	1,067,153	712,848
*	Alibaba Group Holding Ltd. ADR	1,515,128	315,147
	Home Depot Inc.	1,138,330	247,974
	NIKE Inc.	2,118,536	189,355
	Lululemon Athletica Inc.	772,437	167,935
	Domino’s Pizza Inc.	376,700	127,875
	adidas AG	407,428	114,712
	Kering SA	189,825	107,044
*,^	Wayfair Inc.	1,654,941	104,609
*	Chegg Inc.	2,351,282	92,194
*	Grubhub Inc.	1,734,410	83,442
	Hilton Worldwide Holdings Inc.	742,830	72,203
*	O’Reilly Automotive Inc.	175,750	64,803
*	Chewy Inc.	1,966,218	58,200
	Ross Stores Inc.	519,864	56,551
	Hasbro Inc.	614,154	47,443
*,^	Stitch Fix Inc. Class A	1,802,463	43,313
*	Booking Holdings Inc.	22,586	38,298
	TJX Cos. Inc.	617,063	36,900
	eBay Inc.	707,919	24,522
	H&R Block Inc.	947,422	19,583
	Target Corp.	189,894	19,559
*	NVR Inc.	5,001	18,340
	Las Vegas Sands Corp.	309,373	18,040
	Expedia Group Inc.	178,315	17,585
	Best Buy Co. Inc.	204,197	15,447
*	Under Armour Inc. Class A	1,010,164	14,334
*	Norwegian Cruise Line Holdings Ltd.	364,820	13,593
	Hanesbrands Inc.	766,600	10,150
	Starbucks Corp.	98,503	7,726
*	Under Armour Inc. Class C	591,621	7,383
*	Planet Fitness Inc.	107,287	7,241
*	LKQ Corp.	224,394	6,638
	Wyndham Destinations Inc.	127,553	5,089
	Polaris Inc.	41,931	3,461
	Gentex Corp.	125,746	3,357
*	frontdoor Inc.	78,340	3,322
*	Etsy Inc.	45,016	2,602
	Lowe’s Cos. Inc.	19,986	2,130
			4,564,303
Consumer Staples (3.0%)
	Constellation Brands Inc. Class A	1,561,523	269,175
	Costco Wholesale Corp.	594,131	167,034
	Estee Lauder Cos. Inc. Class A	782,494	143,666
*	Monster Beverage Corp.	1,444,988	90,182
	Coca-Cola Co.	536,626	28,704
	Sysco Corp.	382,526	25,495
	Hershey Co.	156,034	22,467
	PepsiCo Inc.	159,564	21,067
	Campbell Soup Co.	452,563	20,420
	Procter & Gamble Co.	168,107	19,035

4

U.S. Growth Fund

			Market
			Value•
		Shares	($000)
	Casey’s General Stores Inc.	19,572	3,191
*	Pilgrim’s Pride Corp.	141,188	2,988
			813,424
Energy (0.0%)
	ConocoPhillips	99,198	4,803

Financials (5.1%)
	MarketAxess Holdings Inc.	571,676	185,412
	CME Group Inc.	756,877	150,482
	KKR & Co. Inc. Class A	5,250,197	150,156
	S&P Global Inc.	496,704	132,079
	Progressive Corp.	1,775,874	129,923
	Charles Schwab Corp.	3,122,709	127,250
	First Republic Bank	1,112,404	111,874
*	Markel Corp.	91,373	107,966
	Marsh & McLennan Cos. Inc.	616,359	64,447
	MSCI Inc.	170,390	50,340
	Interactive Brokers Group Inc.	953,568	48,727
*	Athene Holding Ltd. Class A	486,561	20,071
	Discover Financial Services	277,040	18,168
	Synchrony Financial	518,579	15,091
	LPL Financial Holdings Inc.	180,816	14,371
	OneMain Holdings Inc	362,102	13,307
	CIT Group Inc.	197,909	7,859
*	Arch Capital Group Ltd.	159,777	6,460
	Lazard Ltd.	105,444	3,777
	Voya Financial Inc.	61,213	3,222
	Everest Re Group Ltd.	7,334	1,818
			1,362,800
Health Care (10.8%)
	UnitedHealth Group Inc.	1,257,062	320,501
*	Illumina Inc.	1,193,016	316,949
*	IQVIA Holdings Inc.	1,430,334	199,517
*	ABIOMED Inc.	941,155	141,418
	AstraZeneca plc ADR	3,136,341	137,372
*	Edwards Lifesciences Corp.	652,509	133,660
	Intuitive Surgical Inc.	244,589	130,601
*	Penumbra Inc.	697,841	115,744
	Boston Scientific Corp.	2,424,453	90,650
*	Novocure Ltd.	1,238,715	90,117
	BioMarin Pharmaceutical Inc.	978,409	88,419
	Thermo Fisher Scientific Inc.	298,104	86,689
*	Alnylam Pharmaceuticals Inc.	656,199	77,208
	Vertex Pharmaceuticals Inc.	322,912	72,342
*	Mettler-Toledo International Inc.	99,352	69,715
	Zoetis Inc.	506,694	67,507
*,^	Teladoc Health Inc.	483,712	60,445
	AbbVie Inc.	659,864	56,557
*	Glaukos Corp.	1,248,930	54,928
	Danaher Corp.	308,053	44,538
	Eli Lilly & Co.	315,145	39,749
*	Seattle Genetics Inc.	336,522	38,316
	Johnson & Johnson	267,792	36,013
*,^	Denali Therapeutics Inc.	1,800,679	35,599
	Bristol-Myers Squibb Co.	586,703	34,651
	Merck & Co. Inc.	406,640	31,132
*,^	Moderna Inc.	1,131,513	29,340
*	Biogen Inc.	94,790	29,232
*	Veeva Systems Inc.	177,049	25,136
	HCA Healthcare Inc.	191,653	24,342
*	Align Technology Inc.	101,750	22,217
	Humana Inc.	68,800	21,994
*	Centene Corp.	390,614	20,710
*	PRA Health Sciences Inc.	214,688	20,224
	AmerisourceBergen Corp. Class A	219,370	18,497
*	Henry Schein Inc.	227,189	13,845
*	DexCom Inc.	41,315	11,403
*	Charles River Laboratories International Inc.	73,242	11,394
	Amgen Inc.	48,977	9,782
*	IDEXX Laboratories Inc.	33,437	8,510
	Bruker Corp.	158,088	6,886
	Agilent Technologies Inc.	77,202	5,950
	STERIS plc	35,295	5,598
	Becton Dickinson and Co.	22,692	5,397
	Gilead Sciences Inc.	76,984	5,340
	McKesson Corp.	37,514	5,247
	Avantor Inc.	232,577	3,663
	Abbott Laboratories	40,648	3,131
	Stryker Corp.	10,538	2,008
			2,880,183
Industrials (7.3%)
*	Uber Technologies Inc.	7,700,750	260,824
	Boeing Co.	607,059	167,008
	Lockheed Martin Corp.	442,623	163,713
	TransUnion	1,603,349	142,570
	IHS Markit Ltd.	1,603,701	114,248
	Safran SA	794,448	109,975
	Northrop Grumman Corp.	311,108	102,305
*	CoStar Group Inc.	149,505	99,808
	Equifax Inc.	647,967	92,037
	Airbus SE	718,327	86,702
	Union Pacific Corp.	540,676	86,405
	Watsco Inc.	467,287	73,355

5

U.S. Growth Fund

			Market
			Value•
		Shares	($000)
	Canadian National Railway Co.	757,650	64,332
*	Copart Inc.	680,333	57,475
	HEICO Corp. Class A	508,922	44,953
	Fortive Corp.	639,478	44,226
	Rockwell Automation Inc.	133,182	24,439
*	Lyft Inc. Class A	564,278	21,510
	Armstrong World Industries Inc.	203,618	20,392
	AMETEK Inc.	222,689	19,151
	Delta Air Lines Inc.	391,040	18,039
	Nielsen Holdings plc	964,470	17,563
	Spirit AeroSystems Holdings Inc.	285,158	15,068
*	JetBlue Airways Corp.	949,915	14,990
	Allison Transmission Holdings Inc.	341,587	13,868
	Illinois Tool Works Inc.	71,027	11,917
	WW Grainger Inc.	41,440	11,501
	Landstar System Inc.	107,171	10,821
	United Parcel Service Inc.	115,189	10,423
	Honeywell International Inc.	47,373	7,683
	Caterpillar Inc.	44,128	5,482
	Hubbell Inc.	29,449	3,924
	KAR Auction Services Inc.	137,710	2,651
	Alaska Air Group Inc.	31,798	1,605
	Acuity Brands Inc.	15,056	1,549
			1,942,512
Information Technology (39.1%)
	Microsoft Corp.	11,167,916	1,809,314
	Apple Inc.	4,195,817	1,146,969
	Mastercard Inc.	3,191,333	926,284
	Visa Inc.	3,961,298	720,006
*	salesforce.com Inc.	3,010,302	512,955
*	Shopify Inc.	1,012,143	468,936
*	Adobe Inc.	1,268,561	437,806
*	ServiceNow Inc.	1,278,060	416,763
*	PayPal Holdings Inc.	3,805,048	410,907
	NVIDIA Corp.	1,422,746	384,241
*	Workday Inc.	1,865,827	323,255
*	Autodesk Inc.	1,335,243	254,871
*	Trade Desk Inc.	688,126	197,664
*	FleetCor Technologies Inc.	586,753	155,953
*	Advanced Micro Devices Inc.	3,331,276	151,506
	Fidelity National Information Services Inc.	1,013,317	141,581
	Global Payments Inc.	654,798	120,463
1	Adyen NV	132,144	116,307
	Coupa Software Inc.	758,367	113,565
*	DocuSign Inc. Class A	1,300,759	112,269
	SS&C Technologies Holdings Inc.	1,979,516	109,863
	Applied Materials Inc.	1,828,705	106,284
^	Microchip Technology Inc.	1,146,677	104,015
*	Arista Networks Inc.	443,036	85,559
*,^	Slack Technologies Inc. Class A	3,147,609	85,048
	Broadcom Inc.	305,222	83,210
*	Splunk Inc.	563,180	82,973
*	Zoom Video Communications Inc. Class A	627,311	65,868
	CDW Corp.	498,758	56,968
*	Tyler Technologies Inc.	181,498	56,872
	Texas Instruments Inc.	429,311	49,002
*	Ceridian HCM Holding Inc.	680,437	48,127
	Accenture plc Class A	255,450	46,132
*	Yext Inc.	2,420,515	36,695
*,^	Appian Corp. Class A	809,482	35,739
*	Square Inc.	347,654	28,970
*	New Relic Inc.	498,635	28,053
*	Atlassian Corp. plc
	Class A	188,444	27,317
	Lam Research Corp.	91,991	26,993
	Cisco Systems Inc.	673,536	26,894
*	Cadence Design Systems Inc.	398,317	26,345
*	Fortinet Inc.	246,115	25,118
	Booz Allen Hamilton Holding Corp.	346,677	24,718
*	Synopsys Inc.	178,908	24,677
*	Paycom Software Inc.	84,298	23,827
	Teradyne Inc.	380,541	22,361
	HP Inc.	1,055,767	21,949
*	Manhattan Associates Inc.	289,457	19,498
*	2U Inc.	768,511	18,068
	Jabil Inc.	522,768	16,755
*	Dell Technologies Inc.	372,934	15,089
*	Fair Isaac Corp.	30,493	11,466
	Oracle Corp.	224,897	11,123
*	VMware Inc.	78,091	9,412
*	Teradata Corp.	431,745	8,609
*	Paylocity Holding Corp.	62,120	8,046
*	ON Semiconductor Corp.	417,959	7,799
*	GoDaddy Inc.	89,373	6,254
	QUALCOMM Inc.	76,325	5,976
	Sabre Corp.	227,052	3,091
	CoreLogic Inc.	66,282	3,007
*	Euronet Worldwide Inc.	22,066	2,737
			10,428,122

6

U.S. Growth Fund

			Market
			Value•
		Shares	($000)
Materials (0.9%)
	Ball Corp.	2,850,453	200,843
*	Element Solutions Inc.	1,821,928	18,930
	Scotts Miracle-Gro Co.	124,113	13,154
*	Axalta Coating Systems Ltd.	165,291	4,119
	CF Industries Holdings Inc.	48,451	1,786
	Sealed Air Corp.	56,882	1,724
			240,556
Other (0.0%)
*,§,2	The We Company
	Class A PP	19,046	125

Real Estate (1.6%)
	American Tower Corp.	612,092	138,823
*	Redfin Corp.	2,915,252	78,887
	Crown Castle International Corp.	495,381	70,983
	Equinix Inc.	117,598	67,360
	Iron Mountain Inc.	662,870	20,158
	Simon Property Group Inc.	154,426	19,007
	American Homes 4 Rent	716,502	18,550
	Omega Healthcare Investors Inc.	307,200	12,165
*	CBRE Group Inc.	121,645	6,829
			432,762
Utilities (0.0%)
	NRG Energy Inc.	171,224	5,686
Total Common Stocks
(Cost $16,246,065)			25,958,066
Preferred Stocks (0.1%)
*,§,2,3	Airbnb Inc., 8.000%	128,123	16,738
*,§,2,3	The We Company Pfd. D1 PP	260,418	2,901
*,§,2,3	The We Company Pfd. D2 PP	204,614	2,280
Total Preferred Stocks (Cost $19,671)			21,919
Temporary Cash Investments (4.2%)
Money Market Fund (4.0%)
[4,5]	Vanguard Market Liquidity Fund, 1.706%	10,572,695	1,057,587

	Face	Market
	Amount	Value•
	($000)	($000)
Repurchase Agreement (0.1%)
Bank of America Securities, LLC 1.600%, 3/2/20 (Dated 2/28/20, Repurchase Value $21,903,000, collateralized by Federal Farm Credit Bank, 2.480%, 10/19/29 and Federal Home Loan Mortgage Corp. 0.000%, 7/15/32, with a value of $22,338,000)	21,900	21,900

U.S. Government and Agency Obligations (0.1%)
[6] United States Treasury Bill, 1.515%, 4/9/20	500	499
[6] United States Treasury Bill, 1.543%, 4/16/20	4,970	4,962
[6] United States Treasury Bill, 1.551%, 5/14/20	23,500	23,439
		28,900
Total Temporary Cash Investments
(Cost $1,108,123)		1,108,387
Total Investments (101.5%)
(Cost $17,373,859)		27,088,372
Other Assets and Liabilities—Net (-1.5%)[5]		(396,268)
Net Assets (100%)		26,692,104

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers.

The total value of securities on loan is $293,846,000.

§	Security value determined using significant unobservable inputs.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the value of this security represented 0.4% of net assets.
2	Restricted securities totaling $22,044,000, representing 0.1% of net assets. See Restricted Securities table for additional information.

3	Perpetual security with no stated maturity date.

4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5	Collateral of $309,816,000 was received for securities on loan.

6	Securities with a value of $27,345,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

PP—Private Placement.

7

U.S. Growth Fund

Restricted Securities as of Period End

		Acquisition
	Acquisition	Cost
Security Name	Date	($000)
The We Company Pfd. D1 PP	December 2014	4,336
The We Company Pfd. D2 PP	December 2014	3,407
The We Company Class A PP	December 2014	317
Airbnb Inc.	June 2015	11,928

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	3,519	519,246	(54,578)
E-mini S&P Mid-Cap 400 Index	March 2020	262	47,480	(5,679)
				(60,257)

See accompanying Notes, which are an integral part of the Financial Statements.

8

U.S. Growth Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,316,522)	26,030,785
Affiliated Issuers (Cost $1,057,337)	1,057,587
Total Investments in Securities	27,088,372
Investment in Vanguard	1,240
Receivables for Investment Securities Sold	39,322
Receivables for Accrued Income	22,352
Receivables for Capital Shares Issued	75,450
Variation Margin Receivable—Futures Contracts	1,076
Total Assets	27,227,812
Liabilities
Due to Custodian	34,057
Payables for Investment Securities Purchased	39,746
Collateral for Securities on Loan	309,816
Payables to Investment Advisor	10,758
Payables for Capital Shares Redeemed	121,197
Payables to Vanguard	17,071
Variation Margin Payable—Futures Contracts	3,063
Total Liabilities	535,708
Net Assets	26,692,104

At February 29, 2020, net assets consisted of:

Paid-in Capital	16,579,484
Total Distributable Earnings (Loss)	10,112,620
Net Assets	26,692,104

Investor Shares—Net Assets
Applicable to 211,783,712 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,963,036
Net Asset Value Per Share—Investor Shares	$42.32

Admiral Shares—Net Assets
Applicable to 161,718,345 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,729,068
Net Asset Value Per Share—Admiral Shares	$109.63

See accompanying Notes, which are an integral part of the Financial Statements.

9

U.S. Growth Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	89,180
Dividends—Affiliated Issuers	371
Interest—Unaffiliated Issuers	816
Interest—Affiliated Issuers	6,585
Securities Lending—Net	2,355
Total Income	99,307
Expenses
Investment Advisory Fees—Note B
Basic Fee	18,712
Performance Adjustment	2,479
The Vanguard Group—Note C
Management and Administrative—Investor Shares	9,826
Management and Administrative—Admiral Shares	10,590
Marketing and Distribution—Investor Shares	357
Marketing and Distribution—Admiral Shares	396
Custodian Fees	97
Shareholders’ Reports—Investor Shares	41
Shareholders’ Reports—Admiral Shares	25
Trustees’ Fees and Expenses	19
Total Expenses	42,542
Expenses Paid Indirectly	(185)
Net Expenses	42,357
Net Investment Income	56,950
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	568,852
Investment Securities Sold—Affiliated Issuers	15,270
Futures Contracts	39,801
Foreign Currencies	(215)
Realized Net Gain (Loss)	623,708
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	1,248,118
Investment Securities—Affiliated Issuers	(5,412)
Futures Contracts	(62,333)
Foreign Currencies	73
Change in Unrealized Appreciation (Depreciation)	1,180,446
Net Increase (Decrease) in Net Assets Resulting from Operations	1,861,104

1	Dividends are net of foreign withholding taxes of $170,000.

See accompanying Notes, which are an integral part of the Financial Statements.

10

U.S. Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	56,950	84,993
Realized Net Gain (Loss)	623,708	1,097,123
Change in Unrealized Appreciation (Depreciation)	1,180,446	(357,242)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,861,104	824,874
Distributions[1]
Investor Shares	(357,080)	(342,379)
Admiral Shares	(704,479)	(477,858)
Total Distributions	(1,061,559)	(820,237)
Capital Share Transactions
Investor Shares	(146,570)	4,292,730
Admiral Shares	159,605	10,751,352
Net Increase (Decrease) from Capital Share Transactions	13,035	15,044,082
Total Increase (Decrease)	812,580	15,048,719
Net Assets
Beginning of Period	25,879,524	10,830,805
End of Period	26,692,104	25,879,524
1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

11

U.S. Growth Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$41.02	$43.31	$35.62	$30.32	$30.89	$31.03
Investment Operations
Net Investment Income	.077 [1]	.176 [1]	.134 [1]	.151 [1]	.151	.169
Net Realized and Unrealized Gain (Loss) on Investments	2.932	.771	9.394	5.590	1.944	2.168
Total from Investment Operations	3.009	.947	9.528	5.741	2.095	2.337
Distributions
Dividends from Net Investment Income	(.119)	(.132)	(.146)	(.121)	(.147)	(.194)
Distributions from Realized Capital Gains	(1.590)	(3.105)	(1.692)	(.320)	(2.518)	(2.283)
Total Distributions	(1.709)	(3.237)	(1.838)	(.441)	(2.665)	(2.477)
Net Asset Value, End of Period	$42.32	$41.02	$43.31	$35.62	$30.32	$30.89
Total Return[2]	7.37%	3.70%	27.64%	19.24%	6.89%	7.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,963	$8,819	$4,582	$4,113	$3,794	$3,975
Ratio of Total Expenses to Average Net Assets[3]	0.38%	0.39%	0.42%	0.43%	0.46%	0.47%
Ratio of Net Investment Income to Average Net Assets	0.36%	0.44%	0.35%	0.47%	0.50%	0.53%
Portfolio Turnover Rate	16%	41%	33%	27%	32%	38%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.01%, 0.01%, (0.01%), 0.02%, and 0.03%.

See accompanying Notes, which are an integral part of the Financial Statements.

12

U.S. Growth Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$106.30	$112.28	$92.24	$78.52	$80.01	$80.37
Investment Operations
Net Investment Income	.255 [1]	.572 [1]	.476 [1]	.502 [1]	.506	.563
Net Realized and Unrealized Gain (Loss) on Investments	7.596	1.963	24.323	14.480	5.018	5.607
Total from Investment Operations	7.851	2.535	24.799	14.982	5.524	6.170
Distributions
Dividends from Net Investment Income	(.401)	(.464)	(.375)	(.433)	(.499)	(.623)
Distributions from Realized Capital Gains	(4.120)	(8.051)	(4.384)	(.829)	(6.515)	(5.907)
Total Distributions	(4.521)	(8.515)	(4.759)	(1.262)	(7.014)	(6.530)
Net Asset Value, End of Period	$109.63	$106.30	$112.28	$92.24	$78.52	$80.01
Total Return[2]	7.42%	3.80%	27.78%	19.42%	7.03%	8.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,729	$17,060	$6,249	$3,791	$3,066	$2,421
Ratio of Total Expenses to Average Net Assets[3]	0.28%	0.28%	0.30%	0.30%	0.32%	0.33%
Ratio of Net Investment Income to Average Net Assets	0.46%	0.55%	0.47%	0.60%	0.64%	0.67%
Portfolio Turnover Rate	16%	41%	33%	27%	32%	38%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.01%, 0.01%, (0.01%), 0.02%, and 0.03%.

See accompanying Notes, which are an integral part of the Financial Statements.

13

U.S. Growth Fund

Notes to Financial Statements

Vanguard U.S. Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

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U.S. Growth Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund,

15

U.S. Growth Fund

and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The investment advisory firms Jennison Associates LLC, Wellington Management Company LLP, Baillie Gifford Overseas Ltd., and Jackson Square Partners, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Jennison Associates LLC, Wellington Management

16

U.S. Growth Fund

Company LLP, and Jackson Square Partners, LLC, are subject to quarterly adjustments based on performance relative to the Russell 1000 Growth Index for the preceding three years. The basic fee of Baillie Gifford Overseas Ltd. is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years.

Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $691,000 for the six months ended February 29, 2020.

For the six months ended February 29, 2020, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.14% of the fund’s average net assets, before a net increase of $2,479,000 (0.02%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $1,240,000, representing less than 0.01% of the fund’s net assets and 0.50% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, these arrangements reduced the fund’s management and administrative expenses by $182,000 and custodian fees by $3,000. The total expense reduction represented an effective annual rate of less than 0.01% of the fund’s average net assets.

E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

17

U.S. Growth Fund

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	25,423,201	534,740	125	25,958,066
Preferred Stocks	—	—	21,919	21,919
Temporary Cash Investments	1,057,587	50,800	—	1,108,387
Total	26,480,788	585,540	22,044	27,088,372
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,076	—	—	1,076
Liabilities
Futures Contracts[1]	3,063	—	—	3,063

1 Represents variation margin on the last day of the reporting period.

F. As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	17,373,859
Gross Unrealized Appreciation	10,431,497
Gross Unrealized Depreciation	(777,241)
Net Unrealized Appreciation (Depreciation)	9,654,256

G. During the six months ended February 29, 2020, the fund purchased $4,019,144,000 of investment securities and sold $4,777,725,000 of investment securities, other than temporary cash investments.

18

U.S. Growth Fund

H. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	560,907	12,821	975,070	24,941
Issued in Connection with Acquisition of Vanguard Morgan Growth Fund	—	—	4,276,013	107,224
Issued in Lieu of Cash Distributions	347,590	8,288	333,194	9,768
Redeemed	(1,055,067)	(24,320)	(1,291,547)	(32,733)
Net Increase (Decrease)—Investor Shares	(146,570)	(3,211)	4,292,730	109,200
Admiral Shares
Issued	1,368,197	12,001	2,236,862	21,975
Issued in Connection with Acquisition of Vanguard Morgan Growth Fund	—	—	10,459,067	101,244
Issued in Lieu of Cash Distributions	662,452	6,098	449,504	5,088
Redeemed	(1,871,044)	(16,873)	(2,394,081)	(23,467)
Net Increase (Decrease)—Admiral Shares	159,605	1,226	10,751,352	104,840

I. On April 5, 2019, the fund acquired all of the net assets of Vanguard Morgan Growth Fund pursuant to a plan of reorganization approved by the funds’ board of trustees in November 2018. The purpose of the transaction was to combine two funds with comparable investment objectives. The acquisition was accomplished by a tax-free exchange of 208 million shares of the fund for 275 million shares of Vanguard Morgan Growth Fund. Each class of shares for Vanguard Morgan Growth Fund was exchanged for the like share class of the fund. The fund’s net assets of $11.4 billion were combined with Vanguard Morgan Growth Fund’s net assets of $14.7 billion, including $4.5 billion of unrealized appreciation, resulting in combined net assets of $26.1 billion.

19

U.S. Growth Fund

Assuming that the acquisition had been completed on September 1, 2018, the beginning of the fund’s reporting period, the fund’s pro forma results of operations for the year ended August 31, 2019, would be:

Amount
($000)
Net Investment Income	140,696
Realized Net Gain (Loss)	2,794,376
Change in Unrealized Appreciation (Depreciation)	(2,051,846)
Net Increase (Decrease) in Net Assets Resulting from Operations	883,226

Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of Vanguard Morgan Growth Fund that have been included in the fund’s operations since April 5, 2019.

J. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

					Current Period Transactions
	Aug. 31,		Proceeds	Realized				Feb. 29,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Growth ETF	95,486	—	105,127	15,249	(5,608)	371	—	—
Vanguard Market Liquidity Fund	989,536	NA1	NA1	21	196	6,585	—	1,057,587
Total	1,085,022			15,270	(5,412)	6,956	—	1,057,587

1 Not applicable—purchases and sales are for temporary cash investment purposes.

K. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

20

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard U.S. Growth Fund has renewed the fund’s investment advisory arrangements with Baillie Gifford Overseas Ltd. (Baillie Gifford), Jackson Square Partners, LLC (Jackson Square), Jennison Associates LLC (Jennison), Wellington Management Company LLP (Wellington Management), and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. Please note that in December 2018, the board approved the addition of Vanguard, through its Quantitative Equity Group, as an advisor to the fund and Vanguard began managing a portion of the fund in April 2019. The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford aims to deliver outstanding investment performance by identifying exceptional growth companies in the United States and investing in them long enough for the advantages of their business models and strength of their cultures to become the dominant drivers of their stock prices. This long-term horizon allows the advisor to harness the asymmetry inherent in equity markets to capture the disproportionate impact of successful investments in the portfolio. Baillie Gifford has managed a portion of the fund since 2014.

Jackson Square. Founded in 2014, Jackson Square invests primarily in common stocks of large-capitalization, growth-oriented companies that it believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. Jackson Square uses a bottom-up approach, seeking companies that have large-end market potential, dominant business models, and strong free-cash-flow generation that is attractively priced compared with the intrinsic value of the securities. Jackson Square was founded by the same investment team that has managed a portion of the fund since 2010, previously as a part of Delaware Investments.

21

Jennison. Jennison, founded in 1969, is an indirect, wholly owned subsidiary of Prudential Financial Inc. Jennison uses internal fundamental research and a highly interactive stock selection process to identify companies that exhibit above-average growth in units, revenues, earnings, and cash flows. When analyzing a company for purchase or sale, Jennison focuses on the duration of the company’s growth opportunity and seeks to capture inflection points in its growth trajectory. Jennison has managed a portion of the fund since 2014.

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The advisor employs a traditional, bottom-up fundamental research approach to identify companies with sustainable growth advantages and reasonable valuations. Wellington Management identifies companies that have demonstrated above-average growth in the past and follows up with a thorough review of each company’s business model and an assessment of its valuation. The goal of this review is to identify companies with high returns on capital, superior business management, and high-quality balance sheets. Wellington Management has managed a portion of the fund since 2010.

Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the fund since 2019.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Baillie Gifford, Jackson Square, Jennison, or Wellington Management in determining whether to approve the advisory fees, because the advisors are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Baillie Gifford, Jackson Square, Jennison, and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase. The board also concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets managed by Vanguard increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

22

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Connect with Vanguard® > vanguard.com

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Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q232 042020

Semiannual Report | February 29, 2020

Vanguard International Growth Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangements	22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

● Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

● Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 29, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Growth Fund	8/31/2019	2/29/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,095.69	$2.29
Admiral™ Shares	1,000.00	1,096.29	1.72
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.68	$2.21
Admiral Shares	1,000.00	1,023.22	1.66

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.44% for Investor Shares and 0.33% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

International Growth Fund

Sector Diversification

As of February 29, 2020

Communication Services	10.7%
Consumer Discretionary	36.1
Consumer Staples	5.2
Energy	0.8
Financials	11.6
Health Care	11.3
Industrials	8.3
Information Technology	11.6
Materials	3.3
Other	0.6
Utilities	0.5

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

International Growth Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value●
		Shares	($000)
Common Stocks (98.1%)
Austria (0.4%)
	Erste Group Bank AG	4,933,241	168,883

Belgium (1.2%)
	Umicore SA	11,594,371	488,251

Brazil (0.6%)
	B3 SA - Brasil Bolsa
	Balcao	11,674,291	125,308
	Raia Drogasil SA	4,032,510	108,119
			233,427
Canada (0.8%)
	Toronto-Dominion Bank	3,133,272	161,163
	Nutrien Ltd.	3,665,128	148,134
			309,297
China (19.1%)
*	Alibaba Group Holding
	Ltd. ADR	11,394,039	2,369,960
	Tencent Holdings Ltd.	45,107,500	2,287,163
*	TAL Education Group
	ADR	18,485,132	1,005,406
*	Meituan Dianping
	Class B	39,299,430	507,041
	Ping An Insurance
	Group Co. of China
	Ltd.	37,534,500	427,608
*	Baidu Inc. ADR	2,434,459	292,087
*	Trip.com Group Ltd.
	ADR	7,312,030	221,993
	China Mengniu Dairy
	Co. Ltd.	33,524,000	122,520
	China Pacific Insurance
	Group Co. Ltd.	28,807,200	96,638
^,*	NIO Inc. ADR	17,591,617	72,653
^,*	iQIYI Inc. ADR	2,918,602	65,464
			7,468,533

Denmark (3.0%)
*	Genmab A/S	2,594,661	586,740
	Vestas Wind Systems
	A/S	2,343,705	226,122
^	Ambu A/S Class B	5,449,774	124,115
	Novozymes A/S	2,401,809	123,130
	Chr Hansen Holding
	A/S	1,658,818	119,590
			1,179,697
France (7.3%)
	Kering SA	1,457,626	821,969
	L’Oreal SA	2,310,130	620,932
	Schneider Electric SE	5,203,061	528,633
	EssilorLuxottica SA	1,942,580	266,291
	Danone SA	3,081,319	217,477
	Vivendi SA	6,504,608	166,189
	Total SA	3,833,791	165,707
	Alstom SA	1,245,851	61,510
			2,848,708
Germany (6.7%)
*,[1]	Delivery Hero SE	6,275,610	480,077
*,[1]	Zalando SE	10,466,867	467,736
*,[2]	HelloFresh SE	10,552,945	257,326
	Bayerische Motoren
	Werke AG	3,606,936	237,998
	Infineon Technologies
	AG	10,158,551	216,822
	SAP SE	1,667,180	208,137
	adidas AG	567,658	159,824
	Continental AG	1,296,308	148,244
	GEA Group AG	5,087,264	136,131
	Basf Se	2,275,881	134,697
*	MorphoSys AG	664,989	71,678
*,[1]	Rocket Internet SE	2,762,933	60,614
^,*,[2]	Jumia Technologies
	AG ADR	6,724,836	27,639
*,[2]	Home24 SE	1,862,256	8,201
			2,615,124

4

International Growth Fund

			Market
			Value●
		Shares	($000)
	Hong Kong (3.9%)
	AIA Group Ltd.	104,493,600	1,047,281
	Hong Kong Exchanges
	& Clearing Ltd.	9,052,130	302,848
	Jardine Matheson
	Holdings Ltd.	3,239,027	177,216
			1,527,345
	India (1.7%)
	Housing Development
	Finance Corp. Ltd.	11,680,736	354,420
*	HDFC Bank Ltd.	12,874,558	211,321
	Larsen & Toubro Ltd.	3,123,055	51,854
*,§,[3]	ANI Technologies	166,185	48,934
			666,529
	Indonesia (0.4%)
	Bank Central Asia
	Tbk PT	66,399,100	146,670

	Israel (0.6%)
*	Wix.com Ltd.	917,880	123,023
*	Check Point Software
	Technologies Ltd.	1,003,311	104,144
			227,167
	Italy (2.3%)
	Ferrari NV	4,745,012	747,431
	Fiat Chrysler
	Automobiles NV	13,737,294	173,100
			920,531
	Japan (9.7%)
	M3 Inc.	26,545,800	685,310
	SMC Corp.	1,172,100	467,207
	SoftBank Group Corp.	9,578,400	444,996
	Recruit Holdings Co.
	Ltd.	7,609,700	266,132
	Nidec Corp.	2,080,800	245,063
	Nintendo Co. Ltd.	645,900	216,528
	Sony Corp.	3,375,700	208,105
	Takeda Pharmaceutical
	Co. Ltd.	5,032,400	173,787
	Keyence Corp.	404,000	128,999
	Kubota Corp.	8,488,000	119,017
	Murata Manufacturing
	Co. Ltd.	2,240,300	117,363
	ORIX Corp.	7,045,400	114,192
	Toyota Motor Corp.	1,725,900	113,331
	Pigeon Corp.	3,300,800	111,534
	Sekisui Chemical Co.
	Ltd.	7,428,700	111,110
	Suzuki Motor Corp.	2,605,000	104,815
^	SBI Holdings Inc.	4,470,400	90,174
	Bridgestone Corp.	2,506,300	83,060
			3,800,723

	Netherlands (7.7%)
	ASML Holding NV	7,358,957	2,040,607
*,1	Adyen NV	462,877	407,403
	Exor NV	3,303,396	235,925
	Koninklijke Philips NV	4,557,391	195,168
^,*	Argenx SE	901,391	126,346
			3,005,449
	Norway (0.7%)
	Dnb ASA	8,741,639	146,416
	Norsk Hydro ASA	38,345,698	111,672
			258,088
	Singapore (0.4%)
	Oversea-Chinese
	Banking Corp. Ltd.	19,070,500	146,805

	South Korea (1.2%)
	Samsung Electronics
	Co. Ltd.	7,380,761	332,218
	Samsung SDI Co. Ltd.	596,623	145,021
			477,239
	Spain (2.8%)
	Industria de Diseno
	Textil SA	21,245,632	662,847
	Banco Bilbao Vizcaya
	Argentaria SA	51,899,765	248,565
*	Iberdrola SA	16,855,742	192,970
			1,104,382
	Sweden (3.6%)
*	Spotify Technology
	SA	4,839,569	663,602
	Atlas Copco AB
	Class A	8,919,796	318,035
*	Kinnevik AB	10,340,628	210,596
	Assa Abloy AB
	Class B	6,577,550	147,923
^	Elekta AB Class B	6,427,670	68,223
			1,408,379
	Switzerland (5.4%)
	Roche Holding AG	1,956,391	629,046
	Nestle SA	4,751,751	488,983
	Temenos AG	1,611,775	230,447
	Lonza Group AG	574,461	229,232
	Novartis AG	2,634,439	221,617
	Cie Financiere
	Richemont SA	2,311,487	158,455
*	Alcon Inc.	1,663,929	101,751
	Straumann Holding AG	63,241	59,415
			2,118,946
	Taiwan (1.1%)
	Taiwan Semiconductor
	Manufacturing Co. Ltd.	41,599,000	428,877

5

International Growth Fund

			Market
			Value●
		Shares	($000)
	Thailand (0.2%)
	Kasikornbank PCL
	(Foreign)	20,944,156	80,133

	Turkey (0.2%)
*	Turkiye Garanti
	Bankasi AS	39,634,985	60,677

	United Kingdom (5.7%)
	Rolls-Royce Holdings
	plc	46,651,516	375,437
	Diageo plc	9,490,097	338,607
*	Ocado Group plc	19,221,816	266,288
	GlaxoSmithKline plc	9,564,058	192,999
	BHP Group plc	8,794,634	160,731
	Burberry Group plc	6,851,592	147,652
	Whitbread plc	2,910,764	146,806
	Smith & Nephew plc	6,481,401	145,415
	Royal Dutch Shell plc
	Class A	6,669,211	145,344
	Lloyds Banking Group
	plc	170,979,423	110,984
	Next plc	1,327,095	104,598
	Bunzl plc	3,607,328	86,621
^,*,1	Aston Martin Lagonda
	Global Holdings plc	6,130,091	26,890
			2,248,372
	United States (11.4%)
*	Tesla Inc.	2,241,608	1,497,372
*	MercadoLibre Inc.	1,888,555	1,163,406
*	Amazon.com Inc.	514,765	969,689
*	Booking Holdings Inc.	64,730	109,760
*	Illumina Inc.	2,734,956	726,596
			4,466,823
	Total Common Stocks
	(Cost $25,834,084)		38,405,055
	Preferred Stocks (0.4%)
	*,§,2,3,4 You & Mr. Jones	44,800,000	143,808
	*,§,3,4 CureVac GmbH	12,600	17,818
	Total Preferred Stocks
	(Cost $75,682)		161,626
	Temporary Cash Investments (2.5%)
	Money Market Fund (2.4%)
[5,6]	Vanguard Market
	Liquidity Fund,
	1.706%	9,509,221	951,207

	Face Amount● ($000)	Market Value● ($000)
U.S. Government and Agency Obligations (0.1%)
[7] United States Treasury
Bill, 1.546%, 3/26/20	2,500	2,498
[7] United States Treasury
Bill, 1.506%, 4/9/20	400	399
[7] United States Treasury
Bill, 1.543%, 4/16/20	6,178	6,168
[7] United States Treasury
Bill, 1.527%–1.541%,
4/30/20	4,000	3,991
[7] United States Treasury
Bill, 1.551%, 5/14/20	17,000	16,956
		30,012
Total Temporary Cash Investments
(Cost $980,994)		981,219
Total Investments (101.0%)
(Cost $26,890,760)		39,547,900
Other Assets and Liabilities—
Net (-1.0%)[6,8]		(400,479)
Net Assets (100%)		39,147,421

Cost rounded to $000.

●	See Note A in Notes to Financial Statements.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $259,883,000.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate value of these securities was $1,442,720,000, representing 3.7% of net assets.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Restricted securities totaling $210,560,000, representing 0.5% of net assets. See Restricted Securities table for additional information.

4	Perpetual security with no stated maturity date.

5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

6	Collateral of $295,631,000 was received for securities on loan, of which $293,088,000 is held in Vanguard Market Liquidity Fund and $2,543,000 is held in cash.

7	Securities with a value of $19,288,000 have been segregated as initial margin for open futures contracts.

8	Cash of $7,470,000 has been segregated as collateral for open forward currency contracts.

ADR—American Depositary Receipt.

6

International Growth Fund

Restricted Securities as of Period End

		Acquisition
	Acquisition	Cost
Security Name	Date	($000)
You & Mr. Jones	September 2015	44,800
CureVac GmbH	October 2015	30,882
ANI Technologies	December 2015	51,748

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	March 2020	4,547	166,353	(15,072)
Topix Index	March 2020	832	115,667	(12,242)
S&P ASX 200 Index	March 2020	804	83,462	(5,252)
FTSE 100 Index	March 2020	647	54,158	(5,406)
				(37,972)

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP Paribas	4/2/20	EUR	89,870	USD	100,680	—	(1,261)
Barclays Bank plc	4/2/20	JPY	8,591,020	USD	79,605	194	—
Toronto-Dominion Bank	4/2/20	GBP	39,820	USD	53,308	—	(2,204)
Barclays Bank plc	4/2/20	AUD	38,186	USD	26,288	—	(1,392)
BNP Paribas	4/2/20	AUD	31,773	USD	21,880	—	(1,165)
JPMorgan Chase Bank, N.A.	4/2/20	EUR	10,100	USD	11,183	—	(10)
Royal Bank of Canada	4/2/20	JPY	415,200	USD	3,813	44	—
Royal Bank of Canada	4/2/20	GBP	2,827	USD	3,705	—	(76)
Royal Bank of Canada	4/2/20	AUD	4,747	USD	3,243	—	(148)
						238	(6,256)

AUD—Australian dollar.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

7

International Growth Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $25,565,666)	38,159,719
Affiliated Issuers (Cost $1,325,094)	1,388,181
Total Investments in Securities	39,547,900
Investment in Vanguard	1,770
Cash	1,780
Foreign Currency, at Value (Cost $39,756)	39,871
Cash Collateral Pledged—Forward Currency Contracts	7,470
Receivables for Accrued Income	47,827
Receivables for Capital Shares Issued	52,105
Unrealized Appreciation—Forward Currency Contracts	238
Other Assets	2,630
Total Assets	39,701,591
Liabilities
Payables for Investment Securities Purchased	124,827
Collateral for Securities on Loan	295,631
Payables for Capital Shares Redeemed	84,256
Payables to Investment Advisor	10,758
Payables to Vanguard	30,470
Variation Margin Payable—Futures Contracts	1,972
Unrealized Depreciation—Forward Currency Contracts	6,256
Total Liabilities	554,170
Net Assets	39,147,421

8

International Growth Fund

At February 29, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	26,521,670
Total Distributable Earnings (Loss)	12,625,751
Net Assets	39,147,421

Investor Shares—Net Assets
Applicable to 238,448,878 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,302,878
Net Asset Value Per Share—Investor Shares	$30.63

Admiral Shares—Net Assets
Applicable to 326,867,600 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	31,844,543
Net Asset Value Per Share—Admiral Shares	$97.42

See accompanying Notes, which are an integral part of the Financial Statements.

9

International Growth Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	193,587
Dividends—Affiliated Issuers	397
Interest—Unaffiliated Issuers	183
Interest—Affiliated Issuers	5,002
Securities Lending—Net	14,863
Total Income	214,032
Expenses
Investment Advisory Fees—Note B
Basic Fee	27,717
Performance Adjustment	7,458
The Vanguard Group—Note C
Management and Administrative—Investor Shares	8,880
Management and Administrative—Admiral Shares	20,894
Marketing and Distribution—Investor Shares	453
Marketing and Distribution—Admiral Shares	1,082
Custodian Fees	1,839
Shareholders’ Reports—Investor Shares	64
Shareholders’ Reports—Admiral Shares	127
Trustees’ Fees and Expenses	27
Total Expenses	68,541
Net Investment Income	145,491
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	214,688
Investment Securities Sold—Affiliated Issuers	13,089
Futures Contracts	19,251
Forward Currency Contracts	(1,388)
Foreign Currencies	(827)
Realized Net Gain (Loss)	244,813
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	2,956,288
Investment Securities—Affiliated Issuers	82,971
Futures Contracts	(36,661)
Forward Currency Contracts	(600)
Foreign Currencies	1,025
Change in Unrealized Appreciation (Depreciation)	3,003,023
Net Increase (Decrease) in Net Assets Resulting from Operations	3,393,327
1	Dividends are net of foreign withholding taxes of $17,172,000.

See accompanying Notes, which are an integral part of the Financial Statements.

10

International Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	145,491	457,175
Realized Net Gain (Loss)	244,813	(32,262)
Change in Unrealized Appreciation (Depreciation)	3,003,023	(2,156,633)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,393,327	(1,731,720)
Distributions[1]
Investor Shares	(94,219)	(336,132)
Admiral Shares	(424,749)	(1,277,967)
Total Distributions	(518,968)	(1,614,099)
Capital Share Transactions
Investor Shares	(336,560)	(284,833)
Admiral Shares	1,004,423	1,992,089
Net Increase (Decrease) from Capital Share Transactions	667,863	1,707,256
Total Increase (Decrease)	3,542,222	(1,638,563)
Net Assets
Beginning of Period	35,605,199	37,243,762
End of Period	39,147,421	35,605,199
1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

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International Growth Fund

Financial Highlights

Investor Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$28.30	$31.23	$28.38	$22.38	$20.83	$23.79
Investment Operations
Net Investment Income	.103[1]	.342[1]	.381[1]	.240[1]	.304	.308
Net Realized and Unrealized Gain (Loss)
on Investments	2.616	(1.941)	2.722	6.028	1.539	(2.774)
Total from Investment Operations	2.719	(1.599)	3.103	6.268	1.843	(2.466)
Distributions
Dividends from Net Investment Income	(.389)	(.403)	(.253)	(.268)	(.293)	(.494)
Distributions from Realized Capital Gains	—	(.928)	—	—	—	—
Total Distributions	(.389)	(1.331)	(.253)	(.268)	(.293)	(.494)
Net Asset Value, End of Period	$30.63	$28.30	$31.23	$28.38	$22.38	$20.83
Total Return[2]	9.57%	-4.58%	10.97%	28.43%	8.95%	-10.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,303	$7,056	$8,074	$7,731	$6,700	$7,172
Ratio of Total Expenses to
Average Net Assets[3]	0.44%	0.43%	0.45%	0.45%	0.46%	0.47%
Ratio of Net Investment Income to
Average Net Assets	0.67%	1.23%	1.25%	1.01%	1.47%	1.34%
Portfolio Turnover Rate	8%	13%	16%	15%	29%	29%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.04%, 0.03%, 0.03%, 0.03%, 0.04%, and 0.03%.

See accompanying Notes, which are an integral part of the Financial Statements.

12

International Growth Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$90.05	$99.45	$90.24	$71.19	$66.28	$75.70
Investment Operations
Net Investment Income	.376[1]	1.203[1]	1.365[1]	.879[1]	1.062	1.088
Net Realized and Unrealized Gain (Loss)
on Investments	8.332	(6.230)	8.652	19.127	4.877	(8.821)
Total from Investment Operations	8.708	(5.027)	10.017	20.006	5.939	(7.733)
Distributions
Dividends from Net Investment Income	(1.338)	(1.418)	(.807)	(.956)	(1.029)	(1.687)
Distributions from Realized Capital Gains	—	(2.955)	—	—	—	—
Total Distributions	(1.338)	(4.373)	(.807)	(.956)	(1.029)	(1.687)
Net Asset Value, End of Period	$97.42	$90.05	$99.45	$90.24	$71.19	$66.28
Total Return[2]	9.63%	-4.50%	11.14%	28.57%	9.07%	-10.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,845	$28,549	$29,170	$23,101	$15,704	$13,752
Ratio of Total Expenses to
Average Net Assets[3]	0.33%	0.32%	0.32%	0.32%	0.33%	0.34%
Ratio of Net Investment Income to
Average Net Assets	0.77%	1.34%	1.38%	1.14%	1.60%	1.47%
Portfolio Turnover Rate	8%	13%	16%	15%	29%	29%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.04%, 0.03%, 0.03%, 0.03%, 0.04%, and 0.03%.

See accompanying Notes, which are an integral part of the Financial Statements.

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International Growth Fund

Notes to Financial Statements

Vanguard International Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin

14

International Growth Fund

requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments.

The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the six months ended February 29, 2020, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

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International Growth Fund

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

16

International Growth Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to their uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The investment advisory firms Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. are subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding three years.

Vanguard manages the cash reserves of the fund as described below.

For the six months ended February 29, 2020, the aggregate investment advisory fee represented an effective annual basic rate of 0.14% of the fund’s average net assets, before an increase of $7,458,000 (0.04%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs);

17

International Growth Fund

the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $1,770,000, representing less than 0.01% of the fund’s net assets and 0.71% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South America	5,009,547	—	—	5,009,547
Common Stocks—Other	4,945,971	28,400,603	48,934	33,395,508
Preferred Stocks	—	—	161,626	161,626
Temporary Cash Investments	951,207	30,012	—	981,219
Total	10,906,725	28,430,615	210,560	39,547,900
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	238	—	238
Liabilities
Futures Contracts[1]	1,972	—	—	1,972
Forward Currency Contracts	—	6,256	—	6,256
Total	1,972	6,256	—	8,228

1 Represents variation margin on the last day of the reporting period.

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International Growth Fund

E. At February 29, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Unrealized Appreciation—Forward Currency Contracts	—	238	238
Total Assets	—	238	238

Variation Margin Payable—Futures Contracts	1,972	—	1,972
Unrealized Depreciation—Forward Currency Contracts	—	6,256	6,256
Total Liabilities	1,972	6,256	8,228

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 29, 2020, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	19,251	—	19,251
Forward Currency Contracts	—	(1,388)	(1,388)
Realized Net Gain (Loss) on Derivatives	19,251	(1,388)	17,863
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(36,661)	—	(36,661)
Forward Currency Contracts	—	(600)	(600)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(36,661)	(600)	(37,261)

F. As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	26,911,097
Gross Unrealized Appreciation	14,984,333
Gross Unrealized Depreciation	(2,391,520)
Net Unrealized Appreciation (Depreciation)	12,592,813

G. During the six months ended February 29, 2020, the fund purchased $3,206,412,000 of investment securities and sold $3,109,983,000 of investment securities, other than temporary cash investments.

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International Growth Fund

H. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	405,780	12,854	945,569	33,667
Issued in Lieu of Cash Distributions	90,043	2,857	322,714	12,842
Redeemed	(832,383)	(26,636)	(1,553,116)	(55,661)
Net Increase (Decrease)—Investor Shares	(336,560)	(10,925)	(284,833)	(9,152)
Admiral Shares
Issued	2,644,916	26,488	5,613,299	63,290
Issued in Lieu of Cash Distributions	382,469	3,816	1,174,401	14,695
Redeemed	(2,022,962)	(20,467)	(4,795,611)	(54,277)
Net Increase (Decrease)—Admiral Shares	1,004,423	9,837	1,992,089	23,708

I. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Aug. 31,		Proceeds	Realized				Feb. 29,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
HelloFresh SE	137,965	—	—	—	119,361	—	—	257,326
Home24 SE	6,147	—	—	—	2,054	—	—	8,201
Jumia Technologies
AG ADR	74,982	—	—	—	(47,343)	—	—	27,639
Vanguard FTSE
All-World ex-US ETF	55,124	—	60,670	12,869	(7,323)	397	—	—
Vanguard Market
Liquidity Fund	1,243,718	NA1	NA1	220	94	5,002	—	951,207
You & Mr. Jones	127,680	—	—	—	16,128	—	—	143,808
Total	1,645,616	—	60,670	13,089	82,971	5,399	—	1,388,181

1 Not applicable—purchases and sales are for temporary cash investment purposes.

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International Growth Fund

J. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

21

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard International Growth Fund has renewed the fund’s investment advisory arrangements with Baillie Gifford Overseas Ltd. (Baillie Gifford) and Schroder Investment Management North America Inc. (Schroder Inc.), as well as the sub-advisory agreement with Schroder Investment Management North America Ltd. (Schroder Ltd.). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford uses fundamental research to make long-term investments in companies that have above-average growth potential resulting from sustainable competitive advantages, special cultures and management, or competitive strength in underestimated technology shifts. Baillie Gifford believes that equities’ asymmetrical return pattern means that alpha is generated by focusing on the upside and the potential to earn exponential returns rather than being overly concerned with avoiding losing investments. The advisor takes a bottom-up, stock-driven approach to sector and country allocation. Baillie Gifford has advised a portion of the fund since 2003.

22

Schroder. Schroders plc, the parent company of Schroder Inc. and Schroder Ltd. (collectively, Schroder), was founded in 1804 in London, England. Schroder specializes in global equity and fixed income management and seeks to invest in securities of international companies where it has identified a significant growth gap, which is defined as forward earnings growth that is not yet recognized by the market. Schroder believes that market inefficiencies often drive material differences between underlying company fundamentals and market estimates. The advisor also believes that in-depth fundamental research, incorporating a comprehensive macroeconomic viewpoint and a robust framework of fundamental risk analysis, is the most reliable means of finding those companies and identifying the growth gap. Schroder Inc. has advised the fund since its inception in 1981, and its affiliate Schroder Ltd. has advised the fund since 2003.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Baillie Gifford or Schroder in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Baillie Gifford and Schroder. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

23

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q812 042020

Semiannual Report | February 29, 2020

Vanguard FTSE Social Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 29, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
FTSE Social Index Fund	8/31/2019	2/29/2020	Period
Based on Actual Fund Return
Admiral™ Shares	$1,000.00	$1,038.22	$0.71
Institutional Shares	1,000.00	1,038.56	0.61
Based on Hypothetical 5% Yearly Return
Admiral Shares	$1,000.00	$1,024.17	$0.70
Institutional Shares	1,000.00	1,024.27	0.60

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Admiral Shares and 0.12% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

FTSE Social Index Fund

Sector Diversification

As of February 29, 2020

Basic Materials	1.8%
Consumer Goods	8.0
Consumer Services	9.1
Financials	21.1
Health Care	15.8
Industrials	9.2
Oil & Gas	2.2
Technology	31.5
Telecommunications	0.2
Utilities	1.1

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

3

FTSE Social Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)
Basic Materials (1.8%)
	Linde plc	200,727	38,341
	Air Products & Chemicals Inc.	82,133	18,037
	Ecolab Inc.	93,668	16,902
	Newmont Corp.	305,846	13,650
	PPG Industries Inc.	88,905	9,286
	LyondellBasell Industries NV	101,878	7,280
	Nucor Corp.	123,894	5,123
	International Flavors & Fragrances Inc.	40,519	4,853
	FMC Corp.	49,010	4,563
	Avery Dennison Corp.	31,040	3,554
	Albemarle Corp.	41,460	3,394
	CF Industries Holdings Inc.	85,439	3,149
	Mosaic Co.	144,554	2,462
	Steel Dynamics Inc.	86,800	2,312
	Ashland Global Holdings Inc.	23,558	1,685
	Westlake Chemical Corp.	5,400	302
			134,893
Consumer Goods (8.0%)
	Procter & Gamble Co.	923,147	104,528
	PepsiCo Inc.	522,470	68,982
	NIKE Inc.	439,642	39,295
*	Tesla Inc.	54,006	36,075
	Mondelez International Inc.	529,017	27,932
	Colgate-Palmolive Co.	314,366	21,242
	Kimberly-Clark Corp.	126,400	16,582
	Activision Blizzard Inc.	283,129	16,458
	Estee Lauder Cos. Inc. Class A	81,531	14,969
	General Motors Co.	465,485	14,197
*	Electronic Arts Inc.	108,335	10,982
	General Mills Inc.	223,859	10,969
	Ford Motor Co.	1,468,447	10,220
*	Lululemon Athletica Inc.	43,541	9,466
*	Monster Beverage Corp.	143,545	8,959
	VF Corp.	115,343	8,305
	Hershey Co.	52,768	7,598
	Aptiv plc	96,551	7,542
	Clorox Co.	47,262	7,534
	Tyson Foods Inc.	107,554	7,295
	DR Horton Inc.	127,612	6,798
	McCormick & Co. Inc.	45,364	6,632
	Lennar Corp. Class A	106,241	6,411
	Church & Dwight Co. Inc.	91,796	6,382
	Kraft Heinz Co.	238,373	5,904
	Kellogg Co.	90,675	5,483
	Garmin Ltd.	55,528	4,908
	Conagra Brands Inc.	182,004	4,858
	Genuine Parts Co.	55,009	4,799
	Lamb Weston Holdings Inc.	54,318	4,720
*	Take-Two Interactive Software Inc.	42,100	4,525
	JM Smucker Co.	42,153	4,341
	Hormel Foods Corp.	102,825	4,278
	PulteGroup Inc.	96,580	3,882
*	LKQ Corp.	118,691	3,511
	Coca-Cola European Partners plc	65,098	3,317
	Fortune Brands Home & Security Inc.	52,431	3,238
	Whirlpool Corp.	24,718	3,160
	Campbell Soup Co.	62,908	2,838
	Lear Corp.	23,756	2,642
	Bunge Ltd.	55,999	2,629
	BorgWarner Inc.	83,090	2,626
	Tapestry Inc.	110,086	2,582
	Gentex Corp.	89,145	2,380
	Newell Brands Inc.	151,627	2,340
	Autoliv Inc.	33,745	2,252
*	Keurig Dr Pepper Inc.	79,467	2,216
	PVH Corp.	29,856	2,213
	Ingredion Inc.	25,946	2,161
	Leggett & Platt Inc.	54,179	2,149
	Ralph Lauren Corp.	19,437	2,051
	Toll Brothers Inc.	54,699	2,025
	Hanesbrands Inc.	148,760	1,970
	Harley-Davidson Inc.	60,881	1,855

4

FTSE Social Index Fund

			Market
			Value•
		Shares	($000)
	Polaris Inc.	22,190	1,831
*	Capri Holdings Ltd.	61,818	1,596
*	Herbalife Nutrition Ltd.	42,529	1,376
	Coty Inc.	118,300	1,092
*	Under Armour Inc. Class C	81,937	1,023
*	Under Armour Inc. Class A	67,150	953
*	Mohawk Industries Inc.	6,543	793
	Goodyear Tire & Rubber Co. 4,900		47
			581,917
Consumer Services (9.0%)
	Home Depot Inc.	412,126	89,778
	Walt Disney Co.	654,051	76,949
*	Netflix Inc.	158,181	58,374
	McDonald’s Corp.	281,442	54,648
	Starbucks Corp.	441,254	34,608
	Lowe’s Cos. Inc.	289,212	30,821
	CVS Health Corp.	485,346	28,723
	TJX Cos. Inc.	453,352	27,110
*	Booking Holdings Inc.	15,695	26,613
	Dollar General Corp.	96,503	14,504
	Ross Stores Inc.	131,010	14,251
	Sysco Corp.	177,812	11,851
*	MercadoLibre Inc.	17,000	10,473
*	O’Reilly Automotive Inc.	27,995	10,322
	Delta Air Lines Inc.	211,559	9,759
	McKesson Corp.	67,704	9,469
*	AutoZone Inc.	8,941	9,232
	Southwest Airlines Co.	173,550	8,016
*	Dollar Tree Inc.	90,676	7,529
*	Chipotle Mexican Grill Inc.	9,534	7,375
	Best Buy Co. Inc.	84,723	6,409
*	Copart Inc.	74,200	6,268
	Tiffany & Co.	45,327	6,055
	Yum China Holdings Inc.	137,582	6,025
	Omnicom Group Inc.	81,733	5,663
*	Ulta Beauty Inc.	21,539	5,538
*	CarMax Inc.	61,464	5,366
*	United Airlines Holdings Inc.	86,200	5,309
	Expedia Group Inc.	53,590	5,285
	Domino’s Pizza Inc.	15,500	5,262
	AmerisourceBergen Corp. Class A	57,248	4,827
	Darden Restaurants Inc.	46,233	4,508
	Fox Corp. Class A	133,766	4,112
	Tractor Supply Co.	45,438	4,022
	Advance Auto Parts Inc.	25,725	3,421
	Vail Resorts Inc.	15,200	3,232
*	Discovery Communications Inc.	127,898	3,210
	Aramark	91,717	3,186
	Interpublic Group of Cos. Inc.	147,713	3,155
	American Airlines Group Inc.	156,450	2,980
	Kohl’s Corp.	65,266	2,555
	Alaska Air Group Inc.	43,454	2,193
	Rollins Inc.	56,700	2,123
	Fox Corp. Class B	65,672	2,000
	L Brands Inc.	91,139	1,974
	Wyndham Hotels & Resorts Inc.	36,700	1,870
	H&R Block Inc.	77,806	1,608
	Foot Locker Inc.	44,268	1,605
^	Nordstrom Inc.	45,431	1,576
^,*	Discovery Inc.	59,666	1,533
	Gap Inc.	96,493	1,383
	Nielsen Holdings plc	17,959	327
	Macy’s Inc.	1,700	23
			655,008
Financials (21.1%)
	JPMorgan Chase & Co.	1,163,278	135,068
	Visa Inc.	641,118	116,530
	Mastercard Inc.	331,542	96,230
	Bank of America Corp.	3,041,141	86,673
	Wells Fargo & Co.	1,426,565	58,275
	Citigroup Inc.	816,357	51,806
	American Tower Corp.	164,605	37,332
	American Express Co.	250,852	27,576
	CME Group Inc.	132,365	26,317
	US Bancorp	528,131	24,526
	Chubb Ltd.	168,037	24,370
	S&P Global Inc.	91,643	24,369
	Goldman Sachs Group Inc.	119,783	24,049
	Truist Financial Corp.	501,273	23,129
	Prologis Inc.	273,998	23,093
	Crown Castle International Corp.	155,494	22,281
	BlackRock Inc.	44,217	20,473
	PNC Financial Services Group Inc.	161,398	20,401
	Marsh & McLennan Cos. Inc.	188,401	19,699
	Morgan Stanley	436,986	19,678
	Intercontinental Exchange Inc.	204,632	18,257
	Equinix Inc.	31,751	18,187
	Aon plc	86,663	18,026
	Charles Schwab Corp.	432,826	17,638
	Progressive Corp.	218,770	16,005
	Capital One Financial Corp.	174,262	15,380
	Moody’s Corp.	61,180	14,685
	Simon Property Group Inc.	117,546	14,468
	American International Group Inc.	327,348	13,801
	MetLife Inc.	289,520	12,368
	Allstate Corp.	117,398	12,356

5

FTSE Social Index Fund

			Market
			Value•
		Shares	($000)
	Bank of New York Mellon Corp.	308,962	12,328
	Prudential Financial Inc.	154,685	11,671
	Aflac Inc.	270,482	11,590
	Travelers Cos. Inc.	96,605	11,574
	Public Storage	55,227	11,549
	Welltower Inc.	152,237	11,390
	SBA Communications Corp.	42,300	11,213
	IHS Markit Ltd.	146,729	10,453
	AvalonBay Communities Inc.	51,841	10,399
	Equity Residential	134,515	10,102
	T. Rowe Price Group Inc.	83,698	9,877
	Digital Realty Trust Inc.	78,596	9,440
	State Street Corp.	137,363	9,356
	MSCI Inc.	30,950	9,144
	Realty Income Corp.	122,162	8,843
	Discover Financial Services	118,777	7,789
	Ventas Inc.	141,198	7,592
	Boston Properties Inc.	57,467	7,410
	Weyerhaeuser Co.	283,365	7,362
*	CBRE Group Inc.	126,074	7,078
	Synchrony Financial	241,753	7,035
	M&T Bank Corp.	48,739	6,842
	Hartford Financial Services Group Inc.	133,725	6,680
	Ameriprise Financial Inc.	47,246	6,676
	Arthur J Gallagher & Co.	67,789	6,609
	Equifax Inc.	46,018	6,536
	Northern Trust Corp.	74,110	6,504
	Alexandria Real Estate Equities Inc.	42,500	6,455
	Fifth Third Bancorp	264,382	6,451
	First Republic Bank	62,637	6,299
	KeyCorp	369,473	6,041
	Healthpeak Properties Inc.	185,750	5,877
*	Markel Corp.	4,952	5,851
	Invitation Homes Inc.	197,741	5,673
*	Arch Capital Group Ltd.	139,172	5,627
	Citizens Financial Group Inc.	165,641	5,249
	Annaly Capital Management Inc.	591,333	5,239
	Mid-America Apartment Communities Inc.	40,126	5,187
	Cincinnati Financial Corp.	55,551	5,180
	Regions Financial Corp.	369,283	4,993
	Huntington Bancshares Inc.	393,437	4,828
	UDR Inc.	106,833	4,805
	Principal Financial Group Inc.	106,245	4,716
	Duke Realty Corp.	136,602	4,436
	Loews Corp.	95,455	4,356
	TD Ameritrade Holding Corp.	102,860	4,344
*	SVB Financial Group	20,700	4,309
	Nasdaq Inc.	41,856	4,292
	E*TRADE Financial Corp.	89,298	4,088
	Host Hotels & Resorts Inc.	280,900	4,068
	Raymond James Financial Inc.	47,566	3,978
	Fidelity National Financial Inc.	97,913	3,795
	Regency Centers Corp.	64,602	3,711
	Ally Financial Inc.	147,348	3,694
	Everest Re Group Ltd.	14,901	3,694
	Lincoln National Corp.	81,283	3,690
	Brown & Brown Inc.	85,500	3,677
	VEREIT Inc	416,494	3,607
	Globe Life Inc.	38,905	3,605
	WR Berkley Corp.	53,531	3,594
	Western Union Co.	158,027	3,538
	AGNC Investment Corp.	206,890	3,525
*	Alleghany Corp.	5,168	3,474
	Vornado Realty Trust	64,258	3,443
	Iron Mountain Inc.	113,024	3,437
*	Equitable Holdings Inc.	157,911	3,379
	Comerica Inc.	59,404	3,127
	Kimco Realty Corp.	157,944	2,740
	RenaissanceRe Holdings Ltd.	16,035	2,732
	Zions Bancorp NA	67,346	2,691
	Assurant Inc.	22,118	2,667
	Voya Financial Inc.	50,153	2,640
	People’s United Financial Inc.	187,025	2,617
*	Zillow Group Inc. Class C	46,300	2,584
	SEI Investments Co.	46,031	2,518
	SL Green Realty Corp.	31,818	2,496
	Franklin Resources Inc.	111,400	2,424
	Invesco Ltd.	157,941	2,274
	Commerce Bancshares Inc.	34,817	2,125
	Old Republic International Corp.	106,100	2,092
	Unum Group	85,698	1,998
	Jefferies Financial Group Inc.	100,800	1,987
	New York Community Bancorp Inc.	181,779	1,965
	Park Hotels & Resorts Inc.	106,100	1,937
	Axis Capital Holdings Ltd.	30,562	1,715
	CIT Group Inc.	41,100	1,632

6

FTSE Social Index Fund

			Market
			Value•
		Shares	($000)
	Affiliated Managers Group Inc.	21,500	1,617
	Janus Henderson Group plc	62,000	1,314
	Service Properties Trust	71,798	1,298
*	Zillow Group Inc. Class A	22,050	1,228
^	Santander Consumer USA Holdings Inc.	38,498	939
	CNA Financial Corp.	9,900	412
	Macerich Co.	3,100	63
			1,526,125
Health Care (15.8%)
	Johnson & Johnson	994,461	133,735
	UnitedHealth Group Inc.	353,943	90,241
	Merck & Co. Inc.	954,665	73,089
	Pfizer Inc.	2,086,536	69,732
	Bristol-Myers Squibb Co.	876,296	51,754
	Medtronic plc	501,961	50,532
	Abbott Laboratories	645,194	49,699
	AbbVie Inc.	554,829	47,554
	Amgen Inc.	224,572	44,854
	Eli Lilly & Co.	318,733	40,202
	Gilead Sciences Inc.	478,841	33,212
	Cigna Corp.	137,546	25,163
	Stryker Corp.	129,210	24,626
	Anthem Inc.	95,275	24,494
	Becton Dickinson and Co.	100,793	23,971
	Zoetis Inc.	179,066	23,857
	Allergan plc	122,843	23,422
*	Intuitive Surgical Inc.	43,169	23,051
*	Vertex Pharmaceuticals Inc.	96,410	21,599
*	Biogen Inc.	67,645	20,861
*	Boston Scientific Corp.	522,675	19,543
*	Edwards Lifesciences Corp.	78,013	15,980
	Humana Inc.	49,696	15,887
	Baxter International Inc.	181,246	15,129
*	Illumina Inc.	55,565	14,762
*	Regeneron Pharmaceuticals Inc.	30,815	13,699
	HCA Healthcare Inc.	101,566	12,900
*	Centene Corp.	217,988	11,558
	Zimmer Biomet Holdings Inc.	76,972	10,480
*	IQVIA Holdings Inc.	67,067	9,355
	ResMed Inc.	52,324	8,317
*	IDEXX Laboratories Inc.	32,091	8,168
*	Alexion Pharmaceuticals Inc.	81,298	7,644
*	Align Technology Inc.	29,748	6,495
*	Laboratory Corp. of America Holdings	36,057	6,335
*	BioMarin Pharmaceutical Inc.	68,414	6,183
	Cooper Cos. Inc.	18,519	6,011
	Cardinal Health Inc.	113,313	5,906
	Teleflex Inc.	17,400	5,829
	Quest Diagnostics Inc.	49,197	5,218
*	Incyte Corp.	67,756	5,109
*	Hologic Inc.	102,627	4,836
*	Alnylam Pharmaceuticals Inc.	40,688	4,787
*	Varian Medical Systems Inc.	35,463	4,361
	Dentsply Sirona Inc.	84,399	4,156
	Universal Health Services Inc.	29,670	3,671
*	Mylan NV	202,435	3,480
*	Henry Schein Inc.	54,554	3,325
*	DaVita Inc.	37,023	2,874
	Perrigo Co. plc	49,108	2,489
*	Jazz Pharmaceuticals plc	21,154	2,424
*	ABIOMED Inc.	1,980	298
*	Alkermes plc	1,400	29
			1,142,886
Industrials (9.2%)
*	PayPal Holdings Inc.	441,467	47,674
	Accenture plc Class A	237,313	42,856
	Union Pacific Corp.	260,759	41,672
	Fidelity National Information Services Inc.	228,707	31,955
	Automatic Data Processing Inc.	162,846	25,199
	United Parcel Service Inc.	261,649	23,677
*	Fiserv Inc.	211,436	23,123
	Global Payments Inc.	111,824	20,572
	Illinois Tool Works Inc.	117,934	19,787
	CSX Corp.	279,926	19,721
	Deere & Co.	118,196	18,495
	Norfolk Southern Corp.	98,293	17,924
	Waste Management Inc.	157,214	17,421
	Sherwin-Williams Co.	30,984	16,011
	Eaton Corp. plc	154,574	14,023
	FedEx Corp.	93,021	13,132
*	Square Inc.	129,800	10,816
	Johnson Controls International plc	291,469	10,659
	Amphenol Corp. Class A	108,400	9,938
	Verisk Analytics Inc.	59,815	9,278
*	CoStar Group Inc.	13,600	9,079
	Willis Towers Watson plc	47,946	9,074
	Agilent Technologies Inc.	116,825	9,004
*	FleetCor Technologies Inc.	32,300	8,585
	Ball Corp.	120,189	8,468
	Cummins Inc.	55,884	8,455
	PACCAR Inc.	125,679	8,408
	Stanley Black & Decker Inc.	57,605	8,278

7

FTSE Social Index Fund

			Market
			Value•
		Shares	($000)
	Rockwell Automation Inc.	43,568	7,995
	Fortive Corp.	111,976	7,744
	Fastenal Co.	216,486	7,408
	Republic Services Inc.	75,632	6,826
*	Keysight Technologies Inc.	70,666	6,696
*	Mettler-Toledo International Inc.	9,087	6,376
	TransUnion	70,600	6,278
	Vulcan Materials Co.	49,606	5,966
	Kansas City Southern	36,651	5,523
	Dover Corp.	53,018	5,447
	Martin Marietta Materials Inc.	23,390	5,322
	Xylem Inc.	67,753	5,240
*	Waters Corp.	24,509	4,777
	Westinghouse Air Brake Technologies Corp.	68,001	4,672
	Old Dominion Freight Line Inc.	24,050	4,661
	WW Grainger Inc.	16,347	4,537
	Expeditors International of Washington Inc.	64,387	4,534
	Masco Corp.	109,500	4,524
	Broadridge Financial Solutions Inc.	42,988	4,486
	Arconic Inc.	143,689	4,217
	Allegion plc	34,659	3,985
*	United Rentals Inc.	29,309	3,883
*	Trimble Inc.	94,650	3,737
^	CH Robinson Worldwide Inc.	51,397	3,541
	Packaging Corp. of America	35,420	3,210
	JB Hunt Transport Services Inc.	32,551	3,139
	Snap-on Inc.	20,019	2,898
*	XPO Logistics Inc.	34,500	2,552
*	Sensata Technologies Holding plc	62,077	2,533
	Robert Half International Inc.	46,107	2,324
*	Flex Ltd.	199,000	2,211
	Xerox Holdings Corp.	67,017	2,158
*	Arrow Electronics Inc.	31,588	2,118
	MDU Resources Group Inc.	74,815	2,075
	Sealed Air Corp.	61,737	1,871
	ManpowerGroup Inc.	23,911	1,816
	Jabil Inc.	56,155	1,800
	Acuity Brands Inc.	15,938	1,639
	nVent Electric plc	60,900	1,462
	Avnet Inc.	39,384	1,208
	Alliance Data Systems Corp.	700	60
			666,733
Oil & Gas (2.2%)
	ConocoPhillips	423,228	20,493
	Kinder Morgan Inc.	757,165	14,515
	EOG Resources Inc.	228,829	14,476
	Phillips 66	172,800	12,936
	Marathon Petroleum Corp.	246,948	11,710
	Occidental Petroleum Corp.	348,832	11,421
	ONEOK Inc.	160,881	10,734
	Valero Energy Corp.	157,815	10,455
	Williams Cos. Inc.	483,636	9,213
	Pioneer Natural Resources Co.	66,002	8,104
	Hess Corp.	107,300	6,028
	Concho Resources Inc.	81,959	5,575
	Diamondback Energy Inc.	68,250	4,231
	Baker Hughes Co.	256,612	4,129
	Targa Resources Corp.	102,321	3,315
	Marathon Oil Corp.	376,741	3,119
	HollyFrontier Corp.	63,560	2,141
	Helmerich & Payne Inc.	50,879	1,877
	Murphy Oil Corp.	73,299	1,381
	Apache Corp.	51,328	1,279
	Devon Energy Corp.	36,509	593
	Cabot Oil & Gas Corp.	7,100	99
			157,824
Technology (31.5%)
	Microsoft Corp.	2,831,248	458,690
	Apple Inc.	1,664,295	454,952
*	Facebook Inc.	895,317	172,322
*	Alphabet Inc. Class C	112,796	151,071
*	Alphabet Inc. Class A	111,651	149,529
	Intel Corp.	1,628,497	90,414
	Cisco Systems Inc.	1,605,585	64,111
*	Adobe Inc.	181,810	62,746
	NVIDIA Corp.	218,589	59,034
*	salesforce.com Inc.	315,201	53,710
	Texas Instruments Inc.	349,575	39,900
	Broadcom Inc.	144,724	39,455
	Oracle Corp.	767,921	37,981
	QUALCOMM Inc.	428,049	33,516
	Intuit Inc.	92,938	24,708
*	ServiceNow Inc.	69,893	22,791
*	Micron Technology Inc.	415,090	21,817
	Applied Materials Inc.	344,412	20,017
*	Advanced Micro Devices Inc.	385,161	17,517
	Lam Research Corp.	53,771	15,778
*	Autodesk Inc.	82,624	15,771
	Analog Devices Inc.	138,300	15,082
	Cognizant Technology Solutions Corp.	207,937	12,670

8

FTSE Social Index Fund

			Market
			Value•
		Shares	($000)
	NXP Semiconductors NV	104,248	11,852
	HP Inc.	553,687	11,511
*	Workday Inc.	61,406	10,639
	Motorola Solutions Inc.	63,486	10,518
*	Twitter Inc.	286,999	9,528
	KLA Corp.	59,550	9,153
*	Splunk Inc.	58,458	8,613
	Cerner Corp.	116,972	8,103
	Xilinx Inc.	96,475	8,055
	Microchip Technology Inc.	88,100	7,992
*	Synopsys Inc.	56,015	7,726
*	VeriSign Inc.	40,039	7,597
	Corning Inc.	292,305	6,974
*	Cadence Design Systems Inc.	104,500	6,912
*	Palo Alto Networks Inc.	35,818	6,613
	Skyworks Solutions Inc.	64,147	6,426
	Hewlett Packard Enterprise Co.	500,961	6,407
	Western Digital Corp.	112,423	6,246
	CDW Corp.	53,108	6,066
	Maxim Integrated Products Inc.	101,396	5,640
	Marvell Technology Group Ltd.	255,400	5,440
*	Akamai Technologies Inc.	60,103	5,200
	Citrix Systems Inc.	45,838	4,739
*	GoDaddy Inc.	66,800	4,675
	Seagate Technology plc	97,471	4,674
	SS&C Technologies Holdings Inc.	83,700	4,645
*	Yandex NV	109,720	4,456
*	Qorvo Inc.	43,700	4,395
*	Arista Networks Inc.	22,642	4,373
*	Check Point Software Technologies Ltd.	42,058	4,366
*	Gartner Inc.	33,600	4,347
	NetApp Inc.	92,465	4,320
	NortonLifeLock Inc.	216,083	4,112
*	VMware Inc.	29,174	3,516
	Amdocs Ltd.	48,525	3,093
*	PTC Inc.	40,300	3,045
*	F5 Networks Inc.	23,444	2,812
	Juniper Networks Inc.	129,625	2,751
	DXC Technology Co.	107,905	2,602
*	Dell Technologies Inc.	58,253	2,357
	CDK Global Inc.	47,850	2,202
			2,278,273
Telecommunications (0.2%)
*	T-Mobile US Inc.	117,014	10,550
*	Sprint Corp.	224,941	2,067
			12,617
Utilities (1.1%)
	WEC Energy Group Inc.	116,320	10,740
	Eversource Energy	120,484	10,417
	Consolidated Edison Inc.	124,025	9,776
	PPL Corp.	273,037	8,194
	American Water Works Co. Inc.	65,197	8,062
	CMS Energy Corp.	104,805	6,332
	Evergy Inc.	84,800	5,542
	Alliant Energy Corp.	88,400	4,607
	CenterPoint Energy Inc.	198,916	4,579
	AES Corp.	252,900	4,231
	NiSource Inc.	144,292	3,899
	Avangrid Inc.	20,659	1,026
			77,405
Total Common Stocks (Cost $5,558,295)			7,233,681
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
1,2	Vanguard Market Liquidity Fund, 1.706%	28,289	2,830

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Treasury Bill, 1.527%–1.541%, 4/30/20	1,240	1,237
Total Temporary Cash Investments (Cost $4,066)			4,067
Total Investments (100.0%) (Cost $5,562,361)			7,237,748
Other Assets and Liabilities—Net (0.0%)[2]			116
Net Assets (100%)			7,237,864

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,642,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $2,788,000 was received for securities on loan.
3	Securities with a value of $589,000 have been segregated as initial margin for open futures contracts.

9

FTSE Social Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
E-mini S&P 500 Index	March 2020	61	9,001	(401)

See accompanying Notes, which are an integral part of the Financial Statements.

10

FTSE Social Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,559,532)	7,234,918
Affiliated Issuers (Cost $2,829)	2,830
Total Investments in Securities	7,237,748
Investment in Vanguard	337
Receivables for Investment Securities Sold	19,626
Receivables for Accrued Income	11,071
Receivables for Capital Shares Issued	14,433
Total Assets	7,283,215
Liabilities
Due to Custodian	8,531
Payables for Investment Securities Purchased	36
Collateral for Securities on Loan	2,788
Payables for Capital Shares Redeemed	32,867
Payables to Vanguard	1,043
Variation Margin Payable—Futures Contracts	86
Total Liabilities	45,351
Net Assets	7,237,864
At February 29, 2020, net assets consisted of:

Paid-in Capital	5,596,464
Total Distributable Earnings (Loss)	1,641,400
Net Assets	7,237,864

Admiral Shares—Net Assets
Applicable to 147,151,805 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,130,942
Net Asset Value Per Share—Admiral Shares	$28.07

Institutional Shares—Net Assets
Applicable to 153,743,565 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,106,922
Net Asset Value Per Share—Institutional Shares	$20.21

See accompanying Notes, which are an integral part of the Financial Statements.

11

FTSE Social Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	63,679
Interest[1]	175
Securities Lending—Net	23
Total Income	63,877
Expenses
The Vanguard Group—Note B
Investment Advisory Services	518
Management and Administrative—Investor Shares	9
Management and Administrative—Admiral Shares	2,392
Management and Administrative—Institutional Shares	1,521
Marketing and Distribution—Admiral Shares	94
Marketing and Distribution—Institutional Shares	69
Custodian Fees	34
Shareholders’ Reports—Admiral Shares	23
Shareholders’ Reports—Institutional Shares	20
Trustees’ Fees and Expenses	2
Total Expenses	4,682
Net Investment Income	59,195
Realized Net Gain (Loss)
Investment Securities Sold[1]	(18,191)
Futures Contracts	535
Realized Net Gain (Loss)	(17,656)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	149,228
Futures Contracts	(560)
Change in Unrealized Appreciation (Depreciation)	148,668
Net Increase (Decrease) in Net Assets Resulting from Operations	190,207
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $171,000, $6,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

12

FTSE Social Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	59,195	86,372
Realized Net Gain (Loss)	(17,656)	229,971
Change in Unrealized Appreciation (Depreciation)	148,668	(79,504)
Net Increase (Decrease) in Net Assets Resulting from Operations	190,207	236,839
Distributions[1]
Investor Shares	(124)	(40,288)
Admiral Shares	(33,563)	(8,771)
Institutional Shares	(26,193)	(36,429)
Total Distributions	(59,880)	(85,488)
Capital Share Transactions
Investor Shares	(59,575)	(2,824,591)
Admiral Shares	581,925	3,456,334
Institutional Shares	348,045	288,120
Net Increase (Decrease) from Capital Share Transactions	870,395	919,863
Total Increase (Decrease)	1,000,722	1,071,214
Net Assets
Beginning of Period	6,237,142	5,165,928
End of Period	7,237,864	6,237,142

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

13

FTSE Social Index Fund

Financial Highlights

Investor Shares

	September 1,
	2019 to			Year Ended August 31,
For a Share Outstanding	November 7,
Throughout Each Period	2019[1]	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$19.62	$19.27	$16.14	$13.95	$12.99	$12.74

Investment Operations

Net Investment Income	.064[2]	.293[2]	.290[2]	.256[2]	.241	.183
Net Realized and Unrealized Gain (Loss) on Investments	1.140	.362	3.108	2.175	1.025	.231
Total from Investment Operations	1.204	.655	3.398	2.431	1.266	.414
Distributions
Dividends from Net Investment Income	(.084)	(.305)	(.268)	(.241)	(.306)	(.164)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.084)	(.305)	(.268)	(.241)	(.306)	(.164)
Net Asset Value, End of Period	$20.74[1]	$19.62	$19.27	$16.14	$13.95	$12.99
Total Return[3]	6.15%	3.53%	21.27%	17.61%	9.95%	3.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$59	$2,817	$1,952	$1,435	$1,131
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.20%	0.22%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.71%	1.43%	1.65%	1.71%	1.87%	1.63%
Portfolio Turnover Rate	2%[4]	11%[5]	8%[5]	11%[5]	16%[5]	20%[5]

The expense ratio and net investment income ratio for the current period have been annualized.

1	Net asset value as of November 7, 2019, on which date the remaining Investor Shares were converted to Admiral Shares.

2	Calculated based on average shares outstanding.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Reflects the fund’s portfolio turnover for the six months ended February 29, 2020.

5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

14

FTSE Social Index Fund

Financial Highlights

Admiral Shares

	Six Months	Feb. 7,
	Ended	2019[1] to
	Feb. 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2020	2019
Net Asset Value, Beginning of Period	$27.27	$25.00
Investment Operations
Net Investment Income[2]	.243	.273
Net Realized and Unrealized Gain (Loss) on Investments	.807	2.183
Total from Investment Operations	1.050	2.456
Distributions
Dividends from Net Investment Income	(.250)	(.186)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.250)	(.186)
Net Asset Value, End of Period	$28.07	$27.27
Total Return[3]	3.82%	9.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,131	$3,478
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%[4]
Ratio of Net Investment Income to Average Net Assets	1.63%	1.79%[4]
Portfolio Turnover Rate	2%	11%[5,6]

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.

2	Calculated based on average shares outstanding.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Annualized.

5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

6	Reflects the fund’s portfolio turnover for the fiscal year ended August 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

15

FTSE Social Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$19.63	$19.28	$16.15	$13.96	$13.00	$12.75

Investment Operations

Net Investment Income	.177[1]	.314[1]	.305[1]	.271[1]	.254	.193
Net Realized and Unrealized Gain (Loss) on Investments	.586	.351	3.105	2.175	1.029	.233
Total from Investment Operations	.763	.665	3.410	2.446	1.283	.426
Distributions
Dividends from Net Investment Income	(.183)	(.315)	(.280)	(.256)	(.323)	(.176)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.183)	(.315)	(.280)	(.256)	(.323)	(.176)
Net Asset Value, End of Period	$20.21	$19.63	$19.28	$16.15	$13.96	$13.00
Total Return	3.86%	3.58%	21.34%	17.72%	10.09%	3.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,107	$2,701	$2,349	$1,443	$876	$706
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.65%	1.49%	1.71%	1.79%	1.97%	1.73%
Portfolio Turnover Rate	2%	11%[2]	8%[2]	11%[2]	16%[2]	20%[2]

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

16

FTSE Social Index Fund

Notes to Financial Statements

Vanguard FTSE Social Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. Prior to November 7, 2019, the fund offered Investor Shares. Effective at the close of business on November 7, 2019, the remaining Investor Shares were converted to Admiral Shares.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearing-house imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

17

FTSE Social Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

18

FTSE Social Index Fund

borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $337,000, representing less than 0.01% of the fund’s net assets and 0.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

19

FTSE Social Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	7,233,681	—	—	7,233,681
Temporary Cash Investments	2,830	1,237	—	4,067
Total	7,236,511	1,237	—	7,237,748
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	86	—	—	86
1	Represents variation margin on the last day of the reporting period.

D.   As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	5,562,361
Gross Unrealized Appreciation	1,982,425
Gross Unrealized Depreciation	(307,439)
Net Unrealized Appreciation (Depreciation)	1,674,986

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $35,619,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.   During the six months ended February 29, 2020, the fund purchased $1,017,206,000 of investment securities and sold $138,723,000 of investment securities, other than temporary cash investments.

20

FTSE Social Index Fund

F.   Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	922	45	1,047,133	55,926
Issued in Lieu of Cash Distributions	124	6	35,663	1,980
Redeemed[1]	(60,621)	(3,047)	(3,907,387)	(201,067)
Net Increase (Decrease)—Investor Shares	(59,575)	(2,996)	(2,824,591)	(143,161)
Admiral Shares[2]
Issued[1]	842,100	28,435	3,569,059	131,708
Issued in Lieu of Cash Distributions	29,420	1,013	7,410	274
Redeemed	(289,595)	(9,818)	(120,135)	(4,460)
Net Increase (Decrease)—Admiral Shares	581,925	19,630	3,456,334	127,522
Institutional Shares
Issued	532,746	24,875	1,010,600	53,651
Issued in Lieu of Cash Distributions	25,522	1,221	35,748	1,947
Redeemed	(210,223)	(9,934)	(758,228)	(39,850)
Net Increase (Decrease)—Institutional Shares	348,045	16,162	288,120	15,748
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019. Investor Shares—Redeemed and Admiral Shares—Issued include 68,000 and 49,000 shares, respectively, in the amount of $1,355,000 from the conversion during the six months ended February 29, 2020. Investor Shares—Redeemed and Admiral Shares—Issued include 160,408,000 and 115,388,000 shares, respectively, in the amount of $3,361,780,000 from the conversion during the year ended August 31, 2019.
2	Inception was February 7, 2019, for Admiral Shares.

G.   Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management continues to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

21

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

22

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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q2132 042020

Semiannual Report | February 29, 2020

Vanguard U.S. Sector Index Funds

Vanguard Communication Services Index Fund

Vanguard Consumer Discretionary Index Fund

Vanguard Consumer Staples Index Fund

Vanguard Energy Index Fund

Vanguard Financials Index Fund

Vanguard Health Care Index Fund

Vanguard Industrials Index Fund

Vanguard Information Technology Index Fund

Vanguard Materials Index Fund

Vanguard Utilities Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Communication Services Index Fund	3
Consumer Discretionary Index Fund	14
Consumer Staples Index Fund	26
Energy Index Fund	37
Financials Index Fund	48
Health Care Index Fund	61
Industrials Index Fund	73
Information Technology Index Fund	85
Materials Index Fund	98
Utilities Index Fund	109

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

●    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

●    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 29, 2020

		Beginning	Ending	Expenses
		Account Value	Account Value	Paid During
Index Fund	Share Class	8/31/2019	2/29/2020	Period
Based on Actual Fund Return
Communication Services	ETF	$1,000.00	$1,028.46	$0.50
	Admiral™	1,000.00	1,028.48	0.50
Consumer Discretionary	ETF	$1,000.00	$998.41	$0.50
	Admiral	1,000.00	998.39	0.50
Consumer Staples	ETF	$1,000.00	$965.22	$0.49
	Admiral	1,000.00	965.25	0.49
Energy	ETF	$1,000.00	$822.32	$0.45
	Admiral	1,000.00	822.29	0.45
Financials	ETF	$1,000.00	$995.09	$0.50
	Admiral	1,000.00	995.27	0.50
Health Care	ETF	$1,000.00	$1,040.52	$0.51
	Admiral	1,000.00	1,040.45	0.51
Industrials	ETF	$1,000.00	$982.96	$0.49
	Admiral	1,000.00	983.05	0.49
Information Technology	ETF	$1,000.00	$1,109.61	$0.52
	Admiral	1,000.00	1,109.65	0.52
Materials	ETF	$1,000.00	$939.22	$0.48
	Admiral	1,000.00	939.27	$0.48
Utilities	ETF	$1,000.00	$994.87	$0.50
	Admiral	1,000.00	995.06	0.50
Based on Hypothetical 5% Yearly Return
Communication Services	ETF	$1,000.00	$1,024.37	$0.50
	Admiral	1,000.00	1,024.37	0.50
Consumer Discretionary	ETF	$1,000.00	$1,024.37	$0.50
	Admiral	1,000.00	1,024.37	0.50
Consumer Staples	ETF	$1,000.00	$1,024.37	$0.50
	Admiral	1,000.00	1,024.37	0.50
Energy	ETF	$1,000.00	$1,024.37	$0.50
	Admiral	1,000.00	1,024.37	0.50
Financials	ETF	$1,000.00	$1,024.37	$0.50
	Admiral	1,000.00	1,024.37	0.50
Health Care	ETF	$1,000.00	$1,024.37	$0.50
	Admiral	1,000.00	1,024.37	0.50
Industrials	ETF	$1,000.00	$1,024.37	$0.50
	Admiral	1,000.00	1,024.37	0.50
Information Technology	ETF	$1,000.00	$1,024.37	$0.50
	Admiral	1,000.00	1,024.37	0.50
Materials	ETF	$1,000.00	$1,024.37	$0.50
	Admiral	1,000.00	1,024.37	0.50
Utilities	ETF	$1,000.00	$1,024.37	$0.50
	Admiral	1,000.00	1,024.37	0.50

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are 0.10% for the Communication Services Index Fund ETF Shares and 0.10% for Admiral Shares; 0.10% for the Consumer Discretionary Index Fund ETF Shares and 0.10% for the Admiral Shares; 0.10% for the Consumer Staples Index Fund ETF Shares and 0.10% for the Admiral Shares; 0.10% for the Energy Index Fund ETF Shares and 0.10% for the Admiral Shares; 0.10% for the Financials Index Fund ETF Shares and 0.10% for the Admiral Shares; 0.10% for the Health Care Index Fund ETF Shares and 0.10% for the Admiral Shares; 0.10% for the Industrials Index Fund ETF Shares and 0.10% for the Admiral Shares; 0.10% for the Information Technology Index Fund ETF Shares and 0.10% for the Admiral Shares; 0.10% for the Materials Index Fund ETF Shares and 0.10% for the Admiral Shares; 0.10% for the Utilities Index Fund ETF Shares and 0.10% for the Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Communication Services Index Fund

Sector Diversification

As of February 29, 2020

Advertising	1.8%
Alternative Carriers	3.5
Broadcasting	4.2
Cable & Satellite	13.0
Integrated Telecommunication Services	12.7
Interactive Home Entertainment	4.6
Interactive Media & Services	42.8
Movies & Entertainment	12.3
Publishing	1.7
Wireless Telecommunication Services	3.4

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Communication Services Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)
Diversified Telecommunication Services (16.2%)
	Alternative Carriers (3.5%)
	CenturyLink Inc.	1,381,095	16,670
*	Zayo Group Holdings Inc.	448,981	15,710
*	GCI Liberty Inc. Class A	153,083	10,580
	Cogent Communications Holdings Inc.	123,101	8,988
*	Iridium Communications Inc.	272,425	7,374
*	Vonage Holdings Corp.	639,163	5,727
*	Bandwidth Inc. Class A	47,132	2,964
*	Anterix Inc.	36,159	1,694
*	ORBCOMM Inc.	208,090	689
*,^	Globalstar Inc.	1,616,905	660

	Integrated Telecommunication Services (12.7%)
	AT&T Inc.	4,401,655	155,026
	Verizon Communications Inc.	1,768,162	95,764
	ATN International Inc.	31,528	1,699
*	Cincinnati Bell Inc.	128,229	1,673
	Consolidated Communications Holdings Inc.	202,645	1,261
			326,479

Entertainment (16.8%)
	Interactive Home Entertainment (4.5%)
	Activision Blizzard Inc.	631,776	36,725
*	Electronic Arts Inc.	271,037	27,475
*	Take-Two Interactive Software Inc.	136,355	14,655
*	Zynga Inc.	1,529,180	10,261
*	Glu Mobile Inc.	328,012	2,336

	Movies & Entertainment (12.3%)
*	Netflix Inc.	257,998	95,209
	Walt Disney Co.	737,345	86,749
*	Live Nation Entertainment Inc.	181,901	11,054
*	Liberty Media Corp-Liberty Formula One Class C	274,269	10,713
*	Roku Inc.	88,023	10,005
*	Madison Square Garden Co.	28,914	7,744
	Cinemark Holdings Inc.	202,316	5,252
	World Wrestling Entertainment Inc.	103,722	4,851
*	Liberty Media Corp-Liberty Formula One Class A	77,941	2,922
*	Liberty Media Corp-Liberty Braves Class C	100,995	2,624
*	IMAX Corp.	155,201	2,418
*	Lions Gate Entertainment Corp. Class B	299,118	2,213
	Marcus Corp.	58,276	1,557
*	Lions Gate Entertainment Corp. Class A	185,386	1,474
^	AMC Entertainment Holdings Inc.	144,877	907
*	Liberty Media Corp-Liberty Braves Class A	24,510	638
*	Reading International Inc.	46,327	386
			338,168

Interactive Media & Services (42.7%)
	Interactive Media & Services (42.7%)
*	Facebook Inc.	1,562,584	300,751
*	Alphabet Inc. Class C	169,728	227,322
*	Alphabet Inc. Class A	163,276	218,667
*	Twitter Inc.	647,284	21,490
*	IAC/InterActiveCorp	78,198	15,948
*,^	Zillow Group Inc. Class C	220,773	12,321
*	Snap Inc.	821,914	11,647
*	Zillow Group Inc. Class A	166,966	9,295
*,^	Match Group Inc.	121,254	7,881
	Pinterest Inc. Class A	338,241	6,596
*	Yelp Inc.	192,154	6,009
	TripAdvisor Inc.	218,936	5,134
*	Cargurus Inc.	176,069	4,488
*	Eventbrite Inc. Class A	138,521	2,024
*	QuinStreet Inc.	129,798	1,672
*	Cars.com Inc.	178,329	1,619
*,^	ANGI Homeservices Inc.	216,172	1,541
*	Meet Group Inc.	190,816	973
*	Liberty TripAdvisor Holdings Inc.	204,472	890
*	EverQuote Inc. Class A	21,247	863
*	TrueCar Inc.	243,491	640
			857,771

Media (20.7%)
	Advertising (1.8%)
	Omnicom Group Inc.	222,251	15,398
	Interpublic Group of Cos. Inc.	499,731	10,674
*	Cardlytics Inc.	53,939	4,282
*	Clear Channel Outdoor Holdings Inc.	1,048,137	2,170
*	TechTarget Inc.	67,060	1,551
	National CineMedia Inc.	179,557	1,381
*	comScore Inc.	167,854	588
	Emerald Holding Inc.	70,325	482
*	Boston Omaha Corp.	24,620	479

	Broadcasting (4.2%)
	ViacomCBS Inc. Class B	613,557	15,100
	Fox Corp. Class A	387,635	11,916
*	Discovery Communications Inc.	387,889	9,736
	Nexstar Media Group Inc.	76,820	8,833
*,^	Discovery Inc.	300,761	7,730
	Fox Corp. Class B	238,187	7,253
	TEGNA Inc.	472,637	6,768
*	Gray Television Inc.	261,921	4,955
	Sinclair Broadcast Group Inc.	166,848	3,872
*	AMC Networks Inc.	122,731	3,805

	EW Scripps Co.	136,210	1,621
	Entercom Communications Corp. Class A	337,269	1,170
*	Hemisphere Media Group Inc.	51,398	649
	Entravision Communications Corp. Class A	165,496	333

	Cable & Satellite (13.0%)
	Comcast Corp.	2,213,247	89,481
*	Charter Communications Inc.	129,219	63,727
*	Liberty Broadband Corp. Class C	129,488	16,301
	Cable One Inc.	7,960	12,521
*	DISH Network Corp.	346,450	11,613
*	Liberty Media Corp-Liberty SiriusXM Class C	247,822	11,058
*	Liberty Global plc	472,152	8,777
	Sirius XM Holdings Inc.	1,367,865	8,672
*	Liberty Broadband Corp. Class A	69,710	8,622
*	Liberty Media Corp-Liberty SiriusXM Class A	185,739	8,297
*	Altice USA Inc.	246,056	6,363
*	Liberty Global plc Class A	287,551	5,613
*	Liberty Latin America Ltd.	319,388	4,851
*	Liberty Latin America Ltd. Class A	131,533	1,993
*	MSG Networks Inc.	124,590	1,575
*	Loral Space & Communications Inc.	33,377	1,037
*	WideOpenWest Inc.	70,367	443

	Publishing (1.7%)
	New York Times Co.	246,563	9,236
	News Corp. Class A	678,330	8,191
	John Wiley & Sons Inc.	124,900	4,645
	News Corp. Class B	361,550	4,498
	Meredith Corp.	113,106	2,980
	Scholastic Corp.	83,683	2,685
*	Gannett Co. Inc.	303,544	1,275
	Tribune Publishing Co.	45,910	527
			415,727
Wireless Telecommunication Services (3.3%)
	Wireless Telecommunication Services (3.3%)
*	T-Mobile US Inc.	366,229	33,019
*	Sprint Corp.	2,099,149	19,291
	Shenandoah Telecommunications Co.	131,584	5,846
	Telephone & Data Systems Inc.	282,973	5,699
*	Boingo Wireless Inc.	124,093	1,572
*	United States Cellular Corp.	37,359	1,174
*,^	Gogo Inc.	162,903	588
			67,189
Total Common Stocks (Cost $2,028,213)			2,005,334

Communication Services Index Fund

			Market
			Value•
		Shares	($000)
Temporary Cash Investment (1.2%)
Money Market Fund (1.2%)
1,2	Vanguard Market Liquidity Fund, 1.706%
	(Cost $23,635)	236,325	23,640
Total Investments (100.9%) (Cost $2,051,848)			2,028,974
Other Assets and Liabilities—Net (-0.9%)[1,3]			(18,388)
Net Assets (100%)			2,010,586

Cost rounded to $000.

•	See Note A in Notes to Financial Statements. * Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,905,000.

1	Collateral of $18,909,000 was received for securities on loan.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Cash of $510,000 has been segregated as collateral for open over-the-counter swap contracts.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
				Floating
				Interest Rate		Value and	Value and
			Notional	Received		Unrealized	Unrealized
	Termination		Amount	(Paid	)[1]	Appreciation	(Depreciation )
Reference Entity	Date	Counterparty	($000)	(%	)	($000)	($000)
Sirius XM Holdings Inc.	2/2/21	GSI	4,706	(1.647)		—	(578)
1	Payment received/paid monthly.

GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,028,213)	2,005,334
Affiliated Issuers (Cost $23,635)	23,640
Total Investments in Securities	2,028,974
Investment in Vanguard	97
Cash Collateral Pledged—Over-the-Counter Swap Contracts	510
Receivables for Investment Securities Sold	47,290
Receivables for Accrued Income	273
Receivables for Capital Shares Issued	140
Total Assets	2,077,284
Liabilities
Payables for Investment Securities Purchased	46,710
Collateral for Securities on Loan	18,909
Payables for Capital Shares Redeemed	157
Payables to Vanguard	344
Unrealized Depreciation—Over-the-Counter Swap Contracts	578
Total Liabilities	66,698
Net Assets	2,010,586

At February 29, 2020, net assets consisted of:

Paid-in Capital	2,314,154
Total Distributable Earnings (Loss)	(303,568)
Net Assets	2,010,586

ETF Shares—Net Assets
Applicable to 21,991,985 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,961,675
Net Asset Value Per Share—ETF Shares	$89.20

Admiral Shares—Net Assets
Applicable to 1,075,991 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	48,911
Net Asset Value Per Share—Admiral Shares	$45.46

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	11,611
Interest[1]	33
Securities Lending—Net	194
Total Income	11,838
Expenses
The Vanguard Group—Note B
Investment Advisory Services	162
Management and Administrative—ETF Shares	750
Management and Administrative—Admiral Shares	19
Marketing and Distribution—ETF Shares	70
Marketing and Distribution—Admiral Shares	2
Custodian Fees	14
Shareholders’ Reports—ETF Shares	79
Shareholders’ Reports—Admiral Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,097
Net Investment Income	10,741
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	65,961
Swap Contracts	801
Realized Net Gain (Loss)	66,762
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(26,537)
Swap Contracts	(713)
Change in Unrealized Appreciation (Depreciation)	(27,250)
Net Increase (Decrease) in Net Assets Resulting from Operations	50,253

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $ 33,000, $1,000, and $5,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $71,148,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,741	18,049
Realized Net Gain (Loss)	66,762	21,279
Change in Unrealized Appreciation (Depreciation)	(27,250)	(5,789)
Net Increase (Decrease) in Net Assets Resulting from Operations	50,253	33,539
Distributions[1]
ETF Shares	(12,205)	(14,813)
Admiral Shares	(301)	(463)
Total Distributions	(12,506)	(15,276)
Capital Share Transactions
ETF Shares	(91,290)	983,508
Admiral Shares	(2,097)	3,352
Net Increase (Decrease) from Capital Share Transactions	(93,387)	986,860
Total Increase (Decrease)	(55,640)	1,005,123
Net Assets
Beginning of Period	2,066,226	1,061,103
End of Period	2,010,586	2,066,226

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$87.24	$86.83	$93.54	$95.16	$83.80	$88.44
Investment Operations
Net Investment Income	.450[1]	.917[1]	3.067[1]	3.108[1]	2.622	2.789
Net Realized and Unrealized Gain (Loss) on Investments	2.036	.316	(6.297)	(1.587)	12.811	(5.178)
Total from Investment Operations	2.486	1.233	(3.230)	1.521	15.433	(2.389)
Distributions
Dividends from Net Investment Income	(.526)	(.823)	(3.480)	(3.141)	(4.073)	(2.251)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.526)	(.823)	(3.480)	(3.141)	(4.073)	(2.251)
Net Asset Value, End of Period	$89.20	$87.24	$86.83	$93.54	$95.16	$83.80

Total Return	2.85%	1.47%	-3.50%	1.62%	19.14%	-2.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,962	$2,016	$1,015	$1,388	$1,483	$795
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.95%	1.09%	3.48%	3.26%	3.10%	3.20%
Portfolio Turnover Rate[2]	6%	33%	84%	18%	20%	18%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$44.46	$44.25	$47.67	$48.50	$42.71	$45.07
Investment Operations
Net Investment Income	.230[1]	.470[1]	1.554[1]	1.601[1]	1.337	1.419
Net Realized and Unrealized Gain (Loss) on Investments	1.038	.157	(3.199)	(.829)	6.529	(2.637)
Total from Investment Operations	1.268	.627	(1.645)	.772	7.866	(1.218)
Distributions
Dividends from Net Investment Income	(.268)	(.417)	(1.775)	(1.602)	(2.076)	(1.142)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.268)	(.417)	(1.775)	(1.602)	(2.076)	(1.142)
Net Asset Value, End of Period	$45.46	$44.46	$44.25	$47.67	$48.50	$42.71

Total Return[2]	2.85%	1.46%	-3.48%	1.61%	19.14%	-2.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$49	$50	$46	$50	$65	$24
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.95%	1.09%	3.48%	3.26%	3.10%	3.20%
Portfolio Turnover Rate[3]	6%	33%	84%	18%	20%	18%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund

Notes to Financial Statements

Vanguard Communication Services Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended February 29, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Communication Services Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Communication Services Index Fund

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $97,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	2,005,334	—	—	2,005,334
Temporary Cash Investments	23,640	—	—	23,640
Total	2,028,974	—	—	2,028,974
Derivative Financial Instruments
Liabilities
Swap Contracts	—	578	—	578

D.  As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,051,848
Gross Unrealized Appreciation	133,207
Gross Unrealized Depreciation	(156,659)
Net Unrealized Appreciation (Depreciation)	(23,452)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $350,254,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Communication Services Index Fund

E.   During the six months ended February 29, 2020, the fund purchased $566,385,000 of investment securities and sold $662,867,000 of investment securities, other than temporary cash investments. Purchases and sales include $415,644,000 and $527,574,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.   Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	436,747	4,727	1,833,068	21,800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(528,037)	(5,850)	(849,560)	(10,375)
Net Increase (Decrease)—ETF Shares	(91,290)	(1,123)	983,508	11,425
Admiral Shares
Issued	11,508	243	27,900	653
Issued in Lieu of Cash Distributions	246	5	387	9
Redeemed	(13,851)	(292)	(24,935)	(584)
Net Increase (Decrease)—Admiral Shares	(2,097)	(44)	3,352	78

G.  Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

Consumer Discretionary Index Fund

Sector Diversification

As of February 29, 2020

Apparel Retail	5.3%
Apparel, Accessories & Luxury Goods	3.3
Auto Parts & Equipment	2.4
Automobile Manufacturers	4.8
Automotive Retail	3.4
Casinos & Gaming	2.4
Computer & Electronics Retail	0.7
Consumer Electronics	0.5
Department Stores	0.6
Distributors	1.1
Education Services	1.1
Footwear	4.3
General Merchandise Stores	3.9
Home Furnishings	0.7
Home Improvement Retail	11.0
Homebuilding	3.2
Homefurnishing Retail	0.5
Hotels, Resorts & Cruise Lines	4.2
Household Appliances	0.5
Housewares & Specialties	0.2
Internet & Direct Marketing Retail	28.6
Leisure Facilities	0.6
Leisure Products	1.2
Motorcycle Manufacturers	0.2
Other	0.0
Restaurants	12.3
Specialized Consumer Services	0.9
Specialty Stores	2.0
Tires & Rubber	0.1

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Consumer Discretionary Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.3%)
Auto Components (2.6%)
	Aptiv plc	264,623	20,670
	Gentex Corp.	270,878	7,232
	BorgWarner Inc.	221,966	7,014
	Lear Corp.	61,819	6,874
	Autoliv Inc.	89,600	5,979
*	Fox Factory Holding Corp.	44,654	2,831
	LCI Industries	29,149	2,814
	Goodyear Tire & Rubber Co.	272,203	2,636
*	Adient plc	104,894	2,510
	Dana Inc.	169,692	2,440
*	Visteon Corp.	33,500	2,179
*	Dorman Products Inc.	33,719	2,045
*	Gentherm Inc.	42,324	1,726
	Cooper Tire & Rubber Co.	65,901	1,680
*,^	Veoneer Inc.	135,247	1,665
*	Delphi Technologies plc	113,982	1,609
	Standard Motor Products Inc.	28,507	1,254
*	American Axle & Manufacturing Holdings Inc.	162,626	1,029
*	Stoneridge Inc.	41,967	928
	Tenneco Inc.	93,215	855
*	Garrett Motion Inc.	120,246	835
*	Motorcar Parts of America Inc.	40,839	684
*	Modine Manufacturing Co.	89,552	668
*	Cooper-Standard Holdings Inc.	27,764	480
			78,637
Automobiles (5.0%)
*	Tesla Inc.	108,123	72,225
	General Motors Co.	1,321,982	40,320
	Ford Motor Co.	4,016,034	27,952
	Harley-Davidson Inc.	169,041	5,151
	Thor Industries Inc.	60,879	4,591
	Winnebago Industries Inc.	39,277	2,038
			152,277
Distributors (1.1%)
	Genuine Parts Co.	152,100	13,269
*	LKQ Corp.	324,351	9,594
	Pool Corp.	42,486	8,963
	Core-Mark Holding Co. Inc.	63,380	1,459
*	Funko Inc.	63,294	513
			33,798
Diversified Consumer Services (2.0%)
*	Bright Horizons Family Solutions Inc.	61,552	9,673
	Service Corp. International	194,073	9,275
*	ServiceMaster Global Holdings Inc.	149,100	5,333
*	Chegg Inc.	120,880	4,740
	H&R Block Inc.	221,809	4,585

*	Grand Canyon Education Inc.	53,816	4,342
*	frontdoor Inc.	95,171	4,035
	Strategic Education Inc.	24,753	3,648
	Graham Holdings Co.	5,202	2,616
*	Laureate Education Inc.	136,672	2,556
*	Adtalem Global Education Inc.	67,053	2,070
*	WW International Inc.	58,741	1,762
*	Perdoceo Education Corp.	95,170	1,421
*	K12 Inc.	63,739	1,267
	OneSpaWorld Holdings Ltd.	73,854	902
*	Houghton Mifflin Harcourt Co.	142,826	781
*	American Public Education Inc.	32,342	720
	Carriage Services Inc. Class A	33,591	710
*	Regis Corp.	54,531	696
			61,132
Hotels, Restaurants & Leisure (19.4%)
	McDonald’s Corp.	772,662	150,028
	Starbucks Corp.	1,230,366	96,498
	Marriott International Inc.	288,254	35,743
	Yum! Brands Inc.	311,902	27,837
	Hilton Worldwide Holdings Inc.	281,967	27,407
*	Chipotle Mexican Grill Inc.	27,316	21,131
	Las Vegas Sands Corp.	357,778	20,862
	Royal Caribbean Cruises Ltd.	185,071	14,882
	Carnival Corp.	438,716	14,679
	Domino’s Pizza Inc.	40,924	13,892
	MGM Resorts International	522,355	12,829
	Darden Restaurants Inc.	128,171	12,497
	Wynn Resorts Ltd.	101,389	10,948
	Aramark	263,533	9,155
	Vail Resorts Inc.	42,694	9,077
*	Norwegian Cruise Line Holdings Ltd.	224,672	8,371
*	Caesars Entertainment Corp.	581,535	7,391
	Dunkin’ Brands Group Inc.	89,652	5,964
*	Planet Fitness Inc.	87,964	5,937
	Wyndham Hotels & Resorts Inc.	103,709	5,284
	Churchill Downs Inc.	38,933	4,891
	Texas Roadhouse Inc.	73,588	4,137
	Wyndham Destinations Inc.	100,323	4,003
	Marriott Vacations Worldwide Corp.	39,945	3,866
	Wendy’s Co.	204,633	3,863
	Choice Hotels International Inc.	40,683	3,713
*	Eldorado Resorts Inc.	73,300	3,678
*	Penn National Gaming Inc.	123,273	3,645
	Cracker Barrel Old Country Store Inc.	23,221	3,328

	Hyatt Hotels Corp.	41,937	3,212
	Wingstop Inc.	33,927	2,865
*	Hilton Grand Vacations Inc.	99,355	2,649
	Boyd Gaming Corp.	96,711	2,583
	Extended Stay America Inc.	218,096	2,395
*	Shake Shack Inc.	38,084	2,264
	Six Flags Entertainment Corp.	88,392	2,235
	Cheesecake Factory Inc.	53,157	1,894
	Bloomin’ Brands Inc.	102,537	1,845
	Jack in the Box Inc.	26,341	1,814
	Red Rock Resorts Inc.	87,276	1,799
*	SeaWorld Entertainment Inc.	63,519	1,728
	Dine Brands Global Inc.	20,642	1,690
	Brinker International Inc.	47,964	1,648
	Papa John’s International Inc.	27,408	1,579
*	Denny’s Corp.	79,411	1,383
	Dave & Buster’s Entertainment Inc.	40,300	1,330
*	Scientific Games Corp.	66,376	1,211
*	Everi Holdings Inc.	114,574	1,192
	BJ’s Restaurants Inc.	29,347	967
	Twin River Worldwide Holdings Inc.	36,554	950
*	Monarch Casino & Resort Inc.	19,931	942
	Ruth’s Hospitality Group Inc.	47,162	902
*	Chuy’s Holdings Inc.	33,105	710
*	Habit Restaurants Inc.	50,817	709
*	Red Robin Gourmet Burgers Inc.	25,041	689
*	Lindblad Expeditions Holdings Inc.	54,217	645
*	El Pollo Loco Holdings Inc.	49,223	635
*	Playa Hotels & Resorts NV	113,270	600
*	Fiesta Restaurant Group Inc.	61,239	592
*	Golden Entertainment Inc	34,117	555
*	Del Taco Restaurants Inc.	85,287	546
*	PlayAGS Inc.	53,420	518
*	Carrols Restaurant Group Inc.	117,428	484
	BBX Capital Corp.	122,351	426
*	Biglari Holdings Inc. Class B	3,801	401
*	Target Hospitality Corp.	61,846	289
*	Biglari Holdings Inc. Class A	251	151
			594,563
Household Durables (5.0%)
	DR Horton Inc.	363,054	19,340
	Lennar Corp. Class A	291,972	17,618
*	NVR Inc.	3,677	13,484
	Garmin Ltd.	139,753	12,353
	PulteGroup Inc.	270,888	10,890
	Whirlpool Corp.	67,069	8,575
*	Mohawk Industries Inc.	65,030	7,878
	Newell Brands Inc.	429,569	6,628
	Leggett & Platt Inc.	142,953	5,669
	Toll Brothers Inc.	144,522	5,352

Consumer Discretionary Index Fund

			Market
			Value•
		Shares	($000)
*	Helen of Troy Ltd.	27,700	4,559
*	TopBuild Corp.	38,011	3,839
*	Tempur Sealy International Inc.	51,220	3,829
*	Taylor Morrison Home Corp.	140,153	3,156
	KB Home	91,153	2,971
*	Meritage Homes Corp.	42,639	2,706
*	TRI Pointe Group Inc.	165,906	2,543
	MDC Holdings Inc.	60,040	2,362
*	Cavco Industries Inc.	10,635	2,145
*	Installed Building Products Inc.	28,243	1,865
*	LGI Homes Inc.	24,379	1,837
*,^	iRobot Corp.	36,616	1,757
	La-Z-Boy Inc.	59,579	1,707
*	Skyline Champion Corp.	65,761	1,676
*	M/I Homes Inc.	38,183	1,422
*	Century Communities Inc.	37,827	1,261
*	Universal Electronics Inc.	23,323	985
*,^	GoPro Inc.	228,068	866
*	Beazer Homes USA Inc.	57,604	706
	Ethan Allen Interiors Inc.	52,966	699
*	Green Brick Partners Inc.	58,799	643
*	Sonos Inc.	52,535	606
	Hooker Furniture Corp.	29,535	556
*	Legacy Housing Corp.	25,102	361
	Tupperware Brands Corp.	121,319	346
*	Lovesac Co.	30,320	263
			153,453
Internet & Direct Marketing Retail (28.4%)
*	Amazon.com Inc.	367,882	692,998
*	Booking Holdings Inc.	43,992	74,595
	eBay Inc.	843,409	29,216
*	MercadoLibre Inc.	46,118	28,410
	Expedia Group Inc.	145,206	14,320
*	Etsy Inc.	128,183	7,410
*	Grubhub Inc.	100,831	4,851
*,^	Wayfair Inc.	68,672	4,341
*	Qurate Retail Group Inc. QVC Group Class A	436,559	2,977
*	Stamps.com Inc.	20,926	2,953
*	Chewy Inc.	68,550	2,029
*,^	Stitch Fix Inc. Class A	68,123	1,637
*	Shutterstock Inc.	29,658	1,143
*	Quotient Technology Inc.	120,272	1,076
	PetMed Express Inc.	35,175	929
*	1-800-Flowers.com Inc.	48,303	871
*	Groupon Inc.	596,741	800
*	RealReal Inc.	48,836	683
*,^	Revolve Group Inc.	34,699	566
*,^	Overstock.com Inc.	75,167	486
*	Lands’ End Inc.	45,610	481
*,^	Duluth Holdings Inc.	56,635	388
			873,160
Leisure Products (1.2%)
	Hasbro Inc.	136,577	10,551
	Polaris Inc.	63,459	5,237
	Brunswick Corp.	90,841	4,833
*	Mattel Inc.	383,253	4,519
*	YETI Holdings Inc.	76,078	2,301
	Callaway Golf Co.	111,448	1,892
*	Peloton Interactive Inc. Class A	59,685	1,593
*	Malibu Boats Inc.	29,048	1,276
	Sturm Ruger & Co. Inc.	25,661	1,233
	Acushnet Holdings Corp.	47,699	1,214
*	American Outdoor Brands Corp.	95,447	951

	Johnson Outdoors Inc.	12,543	783
*	Vista Outdoor Inc.	102,346	752
*	MasterCraft Boat Holdings Inc.	34,341	555
			37,690
Multiline Retail (4.4%)
	Target Corp.	521,026	53,666
	Dollar General Corp.	264,322	39,728
*	Dollar Tree Inc.	245,402	20,376
	Kohl’s Corp.	171,447	6,712
	Macy’s Inc.	339,598	4,493
	Nordstrom Inc.	120,669	4,187
*	Ollie’s Bargain Outlet Holdings Inc.	65,703	3,342
^	Dillard’s Inc. Class A	16,991	956
	Big Lots Inc.	55,289	874
*,^	JC Penney Co. Inc.	892,506	616
			134,950
Other (0.0%)[1]
*,§	Media General Inc. CVR	69,182	3

Specialty Retail (22.7%)
	Home Depot Inc.	1,116,581	243,236
	Lowe’s Cos. Inc.	807,813	86,089
	TJX Cos. Inc.	1,237,383	73,996
	Ross Stores Inc.	373,978	40,681
*	O’Reilly Automotive Inc.	79,742	29,403
*	AutoZone Inc.	25,093	25,909
	Best Buy Co. Inc.	246,541	18,651
	Tiffany & Co.	112,965	15,091
*	Ulta Beauty Inc.	58,324	14,995
*	CarMax Inc.	171,626	14,985
*	Burlington Stores Inc.	69,081	14,939
	Tractor Supply Co.	124,747	11,041
	Advance Auto Parts Inc.	73,584	9,785
*	Five Below Inc.	60,143	5,831
	L Brands Inc.	255,943	5,544
	Williams-Sonoma Inc.	84,618	5,279
*,^	Carvana Co.	52,960	4,391
	Foot Locker Inc.	119,042	4,315
*	Floor & Decor Holdings Inc. Class A	79,706	4,069
	Gap Inc.	250,989	3,597
*	Rh	18,707	3,393
*	Murphy USA Inc.	33,652	3,281
*	National Vision Holdings Inc.	91,945	3,202
	Lithia Motors Inc. Class A	26,173	3,119
	Aaron’s Inc.	75,634	2,975
	Dick’s Sporting Goods Inc.	74,254	2,704
*	AutoNation Inc.	62,978	2,691
	American Eagle Outfitters Inc.	191,387	2,465
	Monro Inc.	40,428	2,269
*	Asbury Automotive Group Inc.	23,878	2,117
	Penske Automotive Group Inc.	45,158	2,078
*	Urban Outfitters Inc.	79,730	1,874
	Group 1 Automotive Inc.	21,911	1,868
*	Sally Beauty Holdings Inc.	148,343	1,845
	Bed Bath & Beyond Inc.	164,043	1,773
	Office Depot Inc.	721,750	1,696
	Signet Jewelers Ltd.	68,494	1,597
*	Sleep Number Corp.	36,259	1,597
*	Boot Barn Holdings Inc.	43,216	1,325
	Rent-A-Center Inc.	61,474	1,309
	Children’s Place Inc.	21,542	1,241

	Designer Brands Inc. Class A	90,847	1,227
	Abercrombie & Fitch Co.	88,492	1,162
	Guess? Inc.	65,520	1,061
	Buckle Inc.	46,198	1,046
	Sonic Automotive Inc.	36,746	1,029
*	America’s Car-Mart Inc.	9,636	990
	Winmark Corp.	4,866	973
*	Genesco Inc.	26,273	904
	Chico’s FAS Inc.	220,714	885
*	Zumiez Inc.	33,338	884
	Camping World Holdings Inc.	60,216	824
	Caleres Inc.	70,090	808
*	Lumber Liquidators Holdings Inc.	80,451	788
*	Michaels Cos. Inc.	176,939	759
	Cato Corp. Class A	46,856	758
*	MarineMax Inc.	41,694	706
	Shoe Carnival Inc.	23,213	694
^	GameStop Corp. Class A	191,157	688
*	Hibbett Sports Inc.	34,956	682
	Haverty Furniture Cos. Inc.	37,228	626
*	Express Inc.	157,371	582
*	At Home Group Inc.	109,965	550
*	Conn’s Inc.	61,914	505
^	Tailored Brands Inc.	150,933	494
*,^	Party City Holdco Inc.	202,957	404
			698,275
Textiles, Apparel & Luxury Goods (7.5%)
	NIKE Inc.	1,273,345	113,812
	VF Corp.	350,690	25,250
*	Lululemon Athletica Inc.	114,306	24,851
	Tapestry Inc.	299,380	7,020
	PVH Corp.	80,322	5,953
	Ralph Lauren Corp.	54,341	5,733
*	Deckers Outdoor Corp.	30,510	5,303
	Hanesbrands Inc.	396,126	5,245
*	Skechers U.S.A. Inc.	147,021	4,863
	Carter’s Inc.	48,534	4,439
*	Capri Holdings Ltd.	168,751	4,357
*	Under Armour Inc. Class A	213,947	3,036
	Steven Madden Ltd.	92,014	3,009
	Columbia Sportswear Co.	35,360	2,875
*	Under Armour Inc. Class C	228,052	2,846
	Wolverine World Wide Inc.	95,223	2,503
	Kontoor Brands Inc.	59,725	2,015
*	Crocs Inc.	73,626	1,927
	Oxford Industries Inc.	23,344	1,410
*	G-III Apparel Group Ltd.	56,942	1,273
	Levi Strauss & Co. Class A	68,090	1,157
*	Unifi Inc.	30,833	659
	Movado Group Inc.	40,892	601
*	Vera Bradley Inc.	65,616	542
*	Fossil Group Inc.	111,668	513
	Culp Inc.	45,039	411
			231,603
Total Common Stocks (Cost $2,805,606)			3,049,541

Consumer Discretionary Index Fund

			Market
			Value•
		Shares	($000)
Temporary Cash Investment (1.0%)
2,3	Vanguard Market Liquidity Fund, 1.706% (Cost $28,743)	287,411	28,750
Total Investments (100.3%) (Cost $2,834,349)			3,078,291
Other Assets and Liabilities—Net (-0.3%)[2,4]			(7,893)
Net Assets (100%)			3,070,398

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,563,000.

§	Security value determined using significant unobservable inputs.

1	“Other” represents securities that are not classified by the fund’s benchmark index.

2	Collateral of $11,481,000 was received for securities on loan.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4	Cash of $5,400,000 has been segregated as collateral for open over-the-counter swap contracts.

CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps

				Floating
				Interest Rate		Value and	Value and
			Notional	Received		Unrealized	Unrealized
	Termination		Amount	(Paid	)[1]	Appreciation	(Depreciation )
Reference Entity	Date	Counterparty	($000)	(%	)	($000)	($000)
Tesla Inc.	2/2/21	GSI	25,752	(1.647)		—	(5,722)
1	Payment received/paid monthly.

GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,805,606)	3,049,541
Affiliated Issuers (Cost $28,743)	28,750
Total Investments in Securities	3,078,291
Investment in Vanguard	150
Cash	4
Cash Collateral Pledged—Over-the-Counter Swap Contracts	5,400
Receivables for Investment Securities Sold	55,722
Receivables for Accrued Income	4,230
Receivables for Capital Shares Issued	1,506
Total Assets	3,145,303
Liabilities
Payables for Investment Securities Purchased	55,880
Collateral for Securities on Loan	11,481
Payables for Capital Shares Redeemed	1,303
Payables to Vanguard	519
Unrealized Depreciation—Over-the-Counter Swap Contracts	5,722
Total Liabilities	74,905
Net Assets	3,070,398

At February 29, 2020, net assets consisted of:

Paid-in Capital	2,707,997
Total Distributable Earnings (Loss)	362,401
Net Assets	3,070,398

ETF Shares—Net Assets
Applicable to 15,659,218 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,770,528
Net Asset Value Per Share—ETF Shares	$176.93

Admiral Shares—Net Assets
Applicable to 3,274,424 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	299,870
Net Asset Value Per Share—Admiral Shares	$91.58

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	21,728
Interest[1]	90
Securities Lending—Net	388
Total Income	22,206
Expenses
The Vanguard Group—Note B
Investment Advisory Services	255
Management and Administrative—ETF Shares	1,169
Management and Administrative—Admiral Shares	123
Marketing and Distribution—ETF Shares	87
Marketing and Distribution—Admiral Shares	12
Custodian Fees	4
Shareholders’ Reports—ETF Shares	52
Shareholders’ Reports—Admiral Shares	2
Trustees’ Fees and Expenses	1
Total Expenses	1,705
Expenses Paid Indirectly	(4)
Net Expenses	1,701
Net Investment Income	20,505
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	184,707
Swap Contracts	19,187
Realized Net Gain (Loss)	203,894
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(225,404)
Swap Contracts	(6,017)
Change in Unrealized Appreciation (Depreciation)	(231,421)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,022)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $ 90,000, $5,000, and $5,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $211,100,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,505	38,231
Realized Net Gain (Loss)	203,894	198,044
Change in Unrealized Appreciation (Depreciation)	(231,421)	(297,760)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,022)	(61,485)
Distributions[1]
ETF Shares	(22,316)	(34,304)
Admiral Shares	(2,329)	(3,668)
Total Distributions	(24,645)	(37,972)
Capital Share Transactions
ETF Shares	(248,918)	(55,912)
Admiral Shares	(18,480)	(1,729)
Net Increase (Decrease) from Capital Share Transactions	(267,398)	(57,641)
Total Increase (Decrease)	(299,065)	(157,098)
Net Assets
Beginning of Period	3,369,463	3,526,561
End of Period	3,070,398	3,369,463
1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$178.51	$180.85	$141.74	$126.45	$120.80	$111.79
Investment Operations
Net Investment Income	1.121[1]	2.052[1]	2.066[1]	2.068[1]	1.875	1.542
Net Realized and Unrealized Gain (Loss) on Investments	(1.363)	(2.391)	39.031	15.248	6.259	8.900
Total from Investment Operations	(.242)	(.339)	41.097	17.316	8.134	10.442
Distributions
Dividends from Net Investment Income	(1.338)	(2.001)	(1.987)	(2.026)	(2.484)	(1.432)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.338)	(2.001)	(1.987)	(2.026)	(2.484)	(1.432)
Net Asset Value, End of Period	$176.93	$178.51	$180.85	$141.74	$126.45	$120.80
Total Return	-0.16%	-0.14%	29.22%	13.81%	6.84%	9.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,770	$3,049	$3,199	$2,198	$1,926	$1,842
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.21%	1.20%	1.28%	1.53%	1.54%	1.31%
Portfolio Turnover Rate[2]	4%	9%	28%	6%	7%	6%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended				Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$92.40	$93.61	$73.36	$65.45	$62.53	$57.87
Investment Operations
Net Investment Income	.578[1]	1.058[1]	1.073[1]	1.071[1]	.971	.805
Net Realized and Unrealized Gain (Loss) on Investments	(.705)	(1.232)	20.205	7.890	3.239	4.595
Total from Investment Operations	(.127)	(.174)	21.278	8.961	4.210	5.400
Distributions
Dividends from Net Investment Income	(.693)	(1.036)	(1.028)	(1.051)	(1.290)	(.740)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.693)	(1.036)	(1.028)	(1.051)	(1.290)	(.740)
Net Asset Value, End of Period	$91.58	$92.40	$93.61	$73.36	$65.45	$62.53
Total Return[2]	-0.16%	-0.14%	29.24%	13.81%	6.83%	9.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$300	$321	$328	$204	$169	$139
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.21%	1.20%	1.28%	1.53%	1.54%	1.32%
Portfolio Turnover Rate[3]	4%	9%	28%	6%	7%	6%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund

Notes to Financial Statements

Vanguard Consumer Discretionary Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended February 29, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Consumer Discretionary Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Consumer Discretionary Index Fund

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $150,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund’s expenses by $4,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	3,049,538	—	3	3,049,541
Temporary Cash Investments	28,750	—	—	28,750
Total	3,078,288	—	3	3,078,291
Derivative Financial Instruments
Liabilities
Swap Contracts	—	5,722	—	5,722

E.  As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,834,349
Gross Unrealized Appreciation	576,970
Gross Unrealized Depreciation	(338,750)
Net Unrealized Appreciation (Depreciation)	238,220

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $81,895,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Consumer Discretionary Index Fund

F.  During the six months ended February 29, 2020, the fund purchased $310,862,000 of investment securities and sold $581,053,000 of investment securities, other than temporary cash investments. Purchases and sales include $169,208,000 and $446,510,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G.  Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	197,571	1,056	625,380	3,592
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(446,489)	(2,475)	(681,292)	(4,200)
Net Increase (Decrease)—ETF Shares	(248,918)	(1,419)	(55,912)	(608)
Admiral Shares
Issued	39,780	408	108,968	1,234
Issued in Lieu of Cash Distributions	2,045	22	3,235	36
Redeemed	(60,305)	(627)	(113,932)	(1,303)
Net Increase (Decrease)—Admiral Shares	(18,480)	(197)	(1,729)	(33)

H.  Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

Consumer Staples Index Fund

Sector Diversification

As of February 29, 2020

Agricultural Products	2.3%
Brewers	0.8
Distillers & Vintners	2.7
Drug Retail	2.1
Food Distributors	2.9
Food Retail	2.1
Household Products	23.2
Hypermarkets & Super Centers	12.6
Packaged Foods & Meats	16.9
Personal Products	3.4
Soft Drinks	22.2
Tobacco	8.8

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Consumer Staples Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)
Beverages (25.6%)
	Coca-Cola Co.	11,760,430	629,065
	PepsiCo Inc.	4,084,185	539,235
	Constellation Brands Inc. Class A	520,081	89,652
*	Monster Beverage Corp.	1,263,879	78,879
	Brown-Forman Corp.	973,181	59,763
	Molson Coors Beverage Co. Class B	613,669	30,444
*	Boston Beer Co. Inc. Class A	39,127	14,508
	Coca-Cola Consolidated Inc.	28,449	5,587
*,^	National Beverage Corp.	84,440	3,571
	MGP Ingredients Inc.	80,518	2,316
*,^	New Age Beverages Corp.	700,074	1,414
*	Primo Water Corp.	43,452	608
			1,455,042
Food & Staples Retailing (19.7%)
	Walmart Inc.	4,149,917	446,863
	Costco Wholesale Corp.	883,028	248,254
	Walgreens Boots Alliance Inc.	2,526,221	115,600
	Sysco Corp.	1,611,810	107,427
	Kroger Co.	2,786,832	78,394
*	US Foods Holding Corp.	719,984	24,220
	Casey’s General Stores Inc.	136,398	22,236
*	Performance Food Group Co.	381,019	16,155
*	BJ’s Wholesale Club Holdings Inc.	478,408	9,214
*	Sprouts Farmers Market Inc.	532,391	8,508
*	Chefs’ Warehouse Inc.	211,336	6,471
	PriceSmart Inc.	116,169	6,469
^	Rite Aid Corp.	446,426	6,080
	Ingles Markets Inc.	124,054	4,437
	Weis Markets Inc.	114,663	4,271
	SpartanNash Co.	278,487	3,462
	Andersons Inc.	179,356	3,295
*	United Natural Foods Inc.	376,301	2,435
	Village Super Market Inc.	101,328	2,082
	Grocery Outlet Holding Corp.	33,107	1,048
			1,116,921
Food Products (19.2%)
	Mondelez International Inc.	4,513,575	238,317
	General Mills Inc.	1,839,019	90,112
	Archer-Daniels-Midland Co.	1,805,157	67,964
	Hershey Co.	464,140	66,831
	Tyson Foods Inc.	934,214	63,368
	McCormick & Co. Inc.	384,470	56,206
	Kraft Heinz Co.	2,091,314	51,802
	Kellogg Co.	819,084	49,530
	Conagra Brands Inc.	1,608,548	42,932
	Lamb Weston Holdings Inc.	478,774	41,601
	Hormel Foods Corp.	946,655	39,381
	JM Smucker Co.	361,686	37,250
	Bunge Ltd.	472,413	22,180
*	Post Holdings Inc.	216,781	21,951
	Ingredion Inc.	234,997	19,575
	Campbell Soup Co.	419,366	18,922
*	Darling Ingredients Inc.	734,603	18,879
*	Freshpet Inc.	282,830	18,797
	Flowers Foods Inc.	685,747	14,764
	Sanderson Farms Inc.	94,773	11,710
	Lancaster Colony Corp.	78,555	11,347
	J&J Snack Foods Corp.	66,015	10,616
*	Hain Celestial Group Inc.	387,911	9,205
*	Simply Good Foods Co.	401,092	8,848
*	TreeHouse Foods Inc.	212,091	8,083
*	Hostess Brands Inc.	606,984	7,715
*	Pilgrim’s Pride Corp.	316,525	6,698
	Calavo Growers Inc.	90,774	6,577
	Cal-Maine Foods Inc.	152,643	5,326
	Fresh Del Monte Produce Inc.	182,753	5,011
	Tootsie Roll Industries Inc.	153,061	4,910
^	B&G Foods Inc.	314,751	4,658
	John B Sanfilippo & Son Inc.	58,359	4,096
*	Landec Corp.	313,085	3,212
*	Farmer Brothers Co.	131,706	1,627
*	Beyond Meat Inc.	5,379	482
			1,090,483
Household Products (23.1%)
	Procter & Gamble Co.	7,351,370	832,395
	Colgate-Palmolive Co.	2,532,274	171,106
	Kimberly-Clark Corp.	1,083,535	142,149
	Clorox Co.	402,063	64,097
	Church & Dwight Co. Inc.	824,185	57,297
	WD-40 Co.	68,699	11,850
^	Energizer Holdings Inc.	257,866	11,086
	Spectrum Brands Holdings Inc	201,554	10,862
	Central Garden & Pet Co. Class A	277,021	7,011
*	Central Garden & Pet Co.	126,165	3,379
*	Reynolds Consumer Products Inc.	13,999	404
			1,311,636
Personal Products (3.4%)
	Estee Lauder Cos. Inc. Class A	689,275	126,551
*	Herbalife Nutrition Ltd.	432,345	13,991
	Coty Inc.	1,096,481	10,120
	Medifast Inc.	109,304	9,084
	Inter Parfums Inc.	144,740	8,693
*	Edgewell Personal Care Co.	241,461	7,331
	Nu Skin Enterprises Inc.	234,799	5,757
*	USANA Health Sciences Inc.	74,791	4,944
*	elf Beauty Inc.	262,441	4,189
			190,660
Tobacco (8.7%)
	Philip Morris International Inc.	3,253,474	266,362
	Altria Group Inc.	5,326,582	215,034
	Vector Group Ltd.	642,764	7,469
	Universal Corp.	124,802	6,159
	Turning Point Brands Inc.	18,966	496
			495,520
Total Common Stocks (Cost $5,429,838)			5,660,262
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
1,2	Vanguard Market Liquidity Fund, 1.706% (Cost $38,895)	388,898	38,901
Total Investments (100.4%) (Cost $5,468,733)			5,699,163
Other Assets and Liabilities—Net (-0.4%)[2,3]			(22,538)
Net Assets (100%)			5,676,625

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,166,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2	Collateral of $22,103,000 was received for securities on loan.

3	Cash of $1,370,000 has been segregated as collateral for open over-the-counter swap contracts.

Consumer Staples Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps

				Floating
				Interest Rate		Value and	Value and
			Notional	Received		Unrealized	Unrealized
	Termination		Amount	(Paid	)[1]	Appreciation	(Depreciation )
Reference Entity	Date	Counterparty	($000)	(%	)	($000)	($000)
Campbell Soup Co.	2/2/21	GSI	8,435	(1.647)		—	(542)
Coca-Cola Co.	2/2/21	GSI	11,906	(1.647)		—	(1,212)
						—	(1,754)

1	Payment received/paid monthly.

GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost 5,429,838)	5,660,262
Affiliated Issuers (Cost 38,895)	38,901
Total Investments in Securities	5,699,163
Investment in Vanguard	277
Cash	9
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,370
Receivables for Investment Securities Sold	20,430
Receivables for Accrued Income	5,157
Receivables for Capital Shares Issued	1,489
Total Assets	5,727,895
Liabilities
Payables for Investment Securities Purchased	20,592
Collateral for Securities on Loan	22,103
Payables for Capital Shares Redeemed	5,852
Payables to Vanguard	969
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,754
Total Liabilities	51,270
Net Assets	5,676,625

At February 29, 2020, net assets consisted of:

Paid-in Capital	5,404,995
Total Distributable Earnings (Loss)	271,630
Net Assets	5,676,625

ETF Shares—Net Assets
Applicable to 33,736,155 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,969,930
Net Asset Value Per Share—ETF Shares	$147.32

Admiral Shares—Net Assets
Applicable to 9,728,846 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	706,695
Net Asset Value Per Share—Admiral Shares	$72.64

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	76,725
Interest[1]	129
Securities Lending—Net	501
Total Income	77,355
Expenses
The Vanguard Group—Note B
Investment Advisory Services	468
Management and Administrative—ETF Shares	1,956
Management and Administrative—Admiral Shares	287
Marketing and Distribution—ETF Shares	166
Marketing and Distribution—Admiral Shares	28
Shareholders’ Reports—ETF Shares	194
Shareholders’ Reports—Admiral Shares	5
Trustees’ Fees and Expenses	2
Total Expenses	3,106
Expenses Paid Indirectly	(1)
Net Expenses	3,105
Net Investment Income	74,250
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	145,165
Swap Contracts	2,289
Realized Net Gain (Loss)	147,454
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(435,511)
Swap Contracts	(2,473)
Change in Unrealized Appreciation (Depreciation)	(437,984)
Net Increase (Decrease) in Net Assets Resulting from Operations	(216,280)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $ 129,000, ( $1,000), and $ 6,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $141,514,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	74,250	141,158
Realized Net Gain (Loss)	147,454	115,413
Change in Unrealized Appreciation (Depreciation)	(437,984)	408,242
Net Increase (Decrease) in Net Assets Resulting from Operations	(216,280)	664,813
Distributions[1]
ETF Shares	(74,668)	(116,549)
Admiral Shares	(10,190)	(15,822)
Total Distributions	(84,858)	(132,371)
Capital Share Transactions
ETF Shares	(60,787)	844,523
Admiral Shares	33,235	58,390
Net Increase (Decrease) from Capital Share Transactions	(27,552)	902,913
Total Increase (Decrease)	(328,690)	1,435,355
Net Assets
Beginning of Period	6,005,315	4,569,960
End of Period	5,676,625	6,005,315

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$154.72	$140.13	$140.15	$139.97	$123.72	$117.12
Investment Operations
Net Investment Income	1.888[1]	3.896[1]	3.603[1]	3.651[1]	3.189	2.903
Net Realized and Unrealized Gain (Loss) on Investments	(7.135)	14.346	(.033)	.212	17.752	6.114
Total from Investment Operations	(5.247)	18.242	3.570	3.863	20.941	9.017
Distributions
Dividends from Net Investment Income	(2.153)	(3.652)	(3.590)	(3.683)	(4.691)	(2.417)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.153)	(3.652)	(3.590)	(3.683)	(4.691)	(2.417)
Net Asset Value, End of Period	$147.32	$154.72	$140.13	$140.15	$139.97	$123.72

Total Return	-3.48%	13.24%	2.60%	2.83%	17.36%	7.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,970	$5,296	$3,983	$3,780	$3,518	$2,393
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.40%	2.71%	2.60%	2.63%	2.50%	2.53%
Portfolio Turnover Rate[2]	1%	6%	8%	5%	6%	6%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$76.29	$69.09	$69.10	$69.02	$61.01	$57.54
Investment Operations
Net Investment Income	.929[1]	1.923[1]	1.776[1]	1.797[1]	1.575	1.431
Net Realized and Unrealized Gain (Loss) on Investments	(3.517)	7.076	(.018)	.101	8.752	3.025
Total from Investment Operations	(2.588)	8.999	1.758	1.898	10.327	4.456
Distributions
Dividends from Net Investment Income	(1.062)	(1.799)	(1.768)	(1.818)	(2.317)	(1.186)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.062)	(1.799)	(1.768)	(1.818)	(2.317)	(1.186)
Net Asset Value, End of Period	$72.64	$76.29	$69.09	$69.10	$69.02	$61.01

Total Return[2]	-3.47%	13.24%	2.59%	2.81%	17.37%	7.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$707	$710	$587	$742	$728	$319
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.39%	2.71%	2.60%	2.63%	2.50%	2.53%
Portfolio Turnover Rate[3]	1%	6%	8%	5%	6%	6%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund

Notes to Financial Statements

Vanguard Consumer Staples Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended February 29, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Consumer Staples Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Consumer Staples Index Fund

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $277,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	5,660,262	—	—	5,660,262
Temporary Cash Investments	38,901	—	—	38,901
Total	5,699,163	—	—	5,699,163
Derivative Financial Instruments
Liabilities
Swap Contracts	—	1,754	—	1,754

E.  As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	5,468,733
Gross Unrealized Appreciation	761,215
Gross Unrealized Depreciation	(532,539)
Net Unrealized Appreciation (Depreciation)	228,676

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $121,403,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Consumer Staples Index Fund

F.   During the six months ended February 29, 2020, the fund purchased $520,785,000 of investment securities and sold $553,546,000 of investment securities, other than temporary cash investments. Purchases and sales include $329,518,000 and $485,783,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G.   Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	425,448	2,682	1,595,617	11,157
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(486,235)	(3,175)	(751,094)	(5,350)
Net Increase (Decrease)—ETF Shares	(60,787)	(493)	844,523	5,807
Admiral Shares
Issued	120,237	1,546	217,155	3,077
Issued in Lieu of Cash Distributions	8,474	109	13,107	184
Redeemed	(95,476)	(1,227)	(171,872)	(2,460)
Net Increase (Decrease)—Admiral Shares	33,235	428	58,390	801

H.   Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

Energy Index Fund

Sector Diversification

As of February 29, 2020

Coal & Consumable Fuels	0.2%
Integrated Oil & Gas	43.0
Oil & Gas Drilling	1.0
Oil & Gas Equipment & Services	9.7
Oil & Gas Exploration & Production	22.9
Oil & Gas Refining & Marketing	11.4
Oil & Gas Storage & Transportation	11.8

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Energy Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (98.9%)
Energy Equipment & Services (10.5%)
	Oil & Gas Drilling (0.9%)
	Helmerich & Payne Inc.	333,774	12,313
*	Transocean Ltd.	1,633,035	5,471
	Patterson-UTI Energy Inc.	658,615	3,774
*,^	Valaris plc Class A	677,496	2,500
	Nabors Industries Ltd.	1,224,479	2,155
*,^	Diamond Offshore Drilling Inc.	266,017	811
*	Noble Corp. plc	1,076,906	755

	Oil & Gas Equipment & Services (9.6%)
	Schlumberger Ltd.	4,132,943	111,961
	Halliburton Co.	2,622,721	44,481
	Baker Hughes Co.	1,896,449	30,514
	National Oilwell Varco Inc.	1,167,086	21,836
	TechnipFMC plc	1,287,051	19,100
*	Apergy Corp.	243,749	4,534
	Cactus Inc.	152,075	4,153
*	Dril-Quip Inc.	114,884	4,092
	Core Laboratories NV	140,733	3,777
*	Oceaneering International Inc.	323,017	3,405
*	Helix Energy Solutions Group Inc.	468,946	3,147
	Archrock Inc.	428,684	3,022
*	NexTier Oilfield Solutions Inc.	603,542	2,812
*	ProPetro Holding Corp.	283,463	2,483
*	SEACOR Holdings Inc.	59,957	2,236
	DMC Global Inc.	52,344	1,888
*	Tidewater Inc.	129,171	1,794
*	Oil States International Inc.	196,680	1,556
*	Select Energy Services Inc.	218,333	1,419
*	Frank’s International NV	353,110	1,384
	Liberty Oilfield Services Inc.	196,370	1,314
*	Matrix Service Co.	98,966	1,196
*	Newpark Resources Inc.	317,024	1,113
	US Silica Holdings Inc.	236,198	1,084
	RPC Inc.	251,489	865
*	TETRA Technologies Inc.	566,553	714
*	Exterran Corp.	129,467	660
*	SEACOR Marine Holdings Inc.	79,706	634
*	Covia Holdings Corp.	291,624	449
*	Nine Energy Service Inc.	95,699	389
*	Forum Energy Technologies Inc.	453,024	353
*	KLX Energy Services Holdings Inc.	88,813	215
*	FTS International Inc.	202,795	188
	Solaris Oilfield Infrastructure Inc.	8,695	92
			306,639

Oil, Gas & Consumable Fuels (88.4%)
	Coal & Consumable Fuels (0.2%)
	Arch Coal Inc.	55,538	2,796
	Peabody Energy Corp.	240,525	1,405
*	CONSOL Energy Inc.	101,823	579
*	Contura Energy Inc.	66,434	378

	Integrated Oil & Gas (42.6%)
	Exxon Mobil Corp.	12,277,530	631,556
	Chevron Corp.	5,660,537	528,355
	Occidental Petroleum Corp.	2,412,867	78,997
*	Unit Corp.	272,624	96

	Oil & Gas Exploration & Production (22.7%)
	ConocoPhillips	2,922,776	141,521
	EOG Resources Inc.	1,731,503	109,535
	Pioneer Natural Resources Co.	507,880	62,358
	Hess Corp.	818,376	45,976
	Concho Resources Inc.	601,868	40,939
	Diamondback Energy Inc.	469,113	29,085
	Apache Corp.	1,140,065	28,410
	Noble Energy Inc.	1,440,292	22,800
	Marathon Oil Corp.	2,546,350	21,084
	Devon Energy Corp.	1,234,789	20,053
	Cabot Oil & Gas Corp.	1,314,994	18,318
^	Texas Pacific Land Trust	18,984	13,209
	Parsley Energy Inc.	941,490	12,616
*	WPX Energy Inc.	1,291,285	12,048
	Cimarex Energy Co.	311,040	10,280
	Murphy Oil Corp.	508,694	9,589
*	PDC Energy Inc.	337,837	6,429
	Continental Resources Inc.	291,531	5,525
	EQT Corp.	787,582	4,623
*	Matador Resources Co.	352,996	3,403
*	CNX Resources Corp.	629,620	3,343
*	Callon Petroleum Co.	1,329,010	3,017
	Kosmos Energy Ltd.	888,627	2,710
*	Magnolia Oil & Gas Corp. Class A	358,849	2,695
*	Southwestern Energy Co.	1,807,660	2,567
	SM Energy Co.	355,315	2,334
^	Range Resources Corp.	740,939	2,052
	QEP Resources Inc.	795,109	1,789
*	Oasis Petroleum Inc.	976,429	1,596
	Berry Corp.	238,029	1,516
*	Centennial Resource Development Inc.	639,650	1,516
*	Antero Resources Corp.	870,211	1,392
*	Denbury Resources Inc.	1,730,628	1,302
*	Northern Oil and Gas Inc.	834,419	1,210
*	Talos Energy Inc.	83,096	1,180
*,^	California Resources Corp.	176,073	1,118
*,^	Chesapeake Energy Corp.	3,918,418	1,078
*	Gran Tierra Energy Inc.	1,381,077	1,059
*	Bonanza Creek Energy Inc.	61,896	1,008
*	W&T Offshore Inc.	371,003	965
*	Penn Virginia Corp.	43,115	686
	Falcon Minerals Corp.	171,260	684
*	Laredo Petroleum Inc.	580,657	627
*,^	Tellurian Inc.	346,484	624
*,^	Montage Resources Corp.	170,990	597
*,^	Whiting Petroleum Corp.	309,958	573
*	Ring Energy Inc.	381,801	538
*	Gulfport Energy Corp.	560,887	460
*	HighPoint Resources Corp.	646,028	440
*	SandRidge Energy Inc.	160,208	330
*,^	Extraction Oil & Gas Inc.	392,505	270
	Brigham Minerals Inc. Class A	7,778	124
	Viper Energy Partners LP	3,936	70
*	Sanchez Energy Corp.	111	—

	Oil & Gas Refining & Marketing (11.2%)
	Phillips 66	1,348,409	100,942
	Marathon Petroleum Corp.	1,972,442	93,533
	Valero Energy Corp.	1,249,320	82,767
	HollyFrontier Corp.	498,855	16,801
	PBF Energy Inc.	354,660	7,941
	World Fuel Services Corp.	209,151	5,915
	Delek US Holdings Inc.	239,813	5,127
*	Renewable Energy Group Inc.	142,484	3,769
	CVR Energy Inc.	97,935	2,783
	Green Plains Inc.	164,430	1,971
*	Par Pacific Holdings Inc.	111,499	1,850
*	REX American Resources Corp.	21,778	1,525
*	Clean Energy Fuels Corp.	594,116	1,343
*,^	New Fortress Energy LLC	6,043	85

	Oil & Gas Storage & Transportation (11.7%)
	Kinder Morgan Inc.	5,379,776	103,130
	ONEOK Inc.	1,233,212	82,280
	Williams Cos. Inc.	3,620,903	68,978
*	Cheniere Energy Inc.	695,125	35,653
	Targa Resources Corp.	702,086	22,748
	Plains GP Holdings LP	531,628	7,321
	Tallgrass Energy LP	256,296	5,656
	Equitrans Midstream Corp.	672,945	4,751
	EnLink Midstream LLC	839,640	3,199
	Antero Midstream Corp.	724,652	3,159
*	International Seaways Inc.	82,485	1,641
*	Altus Midstream Co. Class A	280,550	410
	Rattler Midstream LP	6,541	82
*	Diamond S Shipping Inc.	7,665	79
			2,568,872
Total Common Stocks (Cost $5,066,117)			2,875,511

Energy Index Fund

			Market
			Value•
		Shares	($000)
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
1,2	Vanguard Market Liquidity Fund, 1.706%
	(Cost $21,870)	218,701	21,877
Total Investments (99.7%) (Cost $5,087,987)			2,897,388
Other Assets and Liabilities—Net (0.3%)[2,3]			8,739
Net Assets (100%)			2,906,127

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,422,000.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2	Collateral of $15,628,000 was received for securities on loan.

3	Cash of $3,780,000 has been segregated as collateral for open over-the-counter swap contracts.

CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps

				Floating
				Interest Rate		Value and	Value and
			Notional	Received		Unrealized	Unrealized
	Termination		Amount	(Paid	)[1]	Appreciation	(Depreciation )
Reference Entity	Date	Counterparty	($000)	(%	)	($000)	($000)
Kinder Morgan Inc.	9/2/20	BOANA	14,609	(1.662)		—	(1,031)
Occidental Petroleum Corp.	2/2/21	GSI	12,468	(1.647)		—	(2,651)
Tallgrass Energy LP Class A	2/2/21	GSI	5,464	(1.647)		—	(58)
						—	(3,740)
1	Payment received/paid monthly.

BOANA—Bank of America, N.A.

GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,066,117)	2,875,511
Affiliated Issuers (Cost $21,870)	21,877
Total Investments in Securities	2,897,388
Investment in Vanguard	150
Cash	77
Cash Collateral Pledged—Over-the-Counter Swap Contracts	3,780
Receivables for Investment Securities Sold	3,311
Receivables for Accrued Income	26,132
Receivables for Capital Shares Issued	5,324
Total Assets	2,936,162
Liabilities
Payables for Investment Securities Purchased	8,461
Collateral for Securities on Loan	15,628
Payables for Capital Shares Redeemed	969
Payables to Vanguard	1,237
Unrealized Depreciation—Over-the-Counter Swap Contracts	3,740
Total Liabilities	30,035
Net Assets	2,906,127
At February 29, 2020, net assets consisted of:

Paid-in Capital	5,849,211
Total Distributable Earnings (Loss)	(2,943,084)
Net Assets	2,906,127

ETF Shares—Net Assets
Applicable to 41,589,492 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,544,485
Net Asset Value Per Share—ETF Shares	$61.18

Admiral Shares—Net Assets
Applicable to 11,832,489 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	361,642
Net Asset Value Per Share—Admiral Shares	$30.56

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	71,887
Interest[1]	238
Securities Lending—Net	779
Total Income	72,904
Expenses
The Vanguard Group—Note B
Investment Advisory Services	267
Management and Administrative—ETF Shares	1,131
Management and Administrative—Admiral Shares	180
Marketing and Distribution—ETF Shares	100
Marketing and Distribution—Admiral Shares	18
Custodian Fees	1
Shareholders’ Reports—ETF Shares	72
Shareholders’ Reports—Admiral Shares	3
Trustees’ Fees and Expenses	1
Total Expenses	1,773
Expenses Paid Indirectly	(2)
Net Expenses	1,771
Net Investment Income	71,133
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(50,972)
Swap Contracts	1,776
Realized Net Gain (Loss)	(49,196)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(665,389)
Swap Contracts	(4,530)
Change in Unrealized Appreciation (Depreciation)	(669,919)
Net Increase (Decrease) in Net Assets Resulting from Operations	(647,982)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $ 239,000, $4,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $3,762,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	71,133	131,015
Realized Net Gain (Loss)	(49,196)	(19,257)
Change in Unrealized Appreciation (Depreciation)	(669,919)	(1,258,888)
Net Increase (Decrease) in Net Assets Resulting from Operations	(647,982)	(1,147,130)
Distributions[1]
ETF Shares	(56,495)	(112,343)
Admiral Shares	(8,786)	(16,737)
Total Distributions	(65,281)	(129,080)
Capital Share Transactions
ETF Shares	140,370	(148,483)
Admiral Shares	(18,339)	(7,983)
Net Increase (Decrease) from Capital Share Transactions	122,031	(156,466)
Total Increase (Decrease)	(591,232)	(1,432,676)
Net Assets
Beginning of Period	3,497,359	4,930,035
End of Period	2,906,127	3,497,359

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$75.75	$103.13	$85.71	$95.06	$93.86	$142.26
Investment Operations
Net Investment Income	1.553[1]	2.769[1]	2.519[1]	2.819[1,2]	2.470	2.953[1]
Net Realized and Unrealized Gain (Loss) on Investments	(14.694)	(27.449)	17.837	(9.801)	2.587	(49.144)
Total from Investment Operations	(13.141)	(24.680)	20.356	(6.982)	5.057	(46.191)
Distributions
Dividends from Net Investment Income	(1.429)	(2.700)	(2.936)	(2.368)	(3.857)	(2.209)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.429)	(2.700)	(2.936)	(2.368)	(3.857)	(2.209)
Net Asset Value, End of Period	$61.18	$75.75	$103.13	$85.71	$95.06	$93.86

Total Return	-17.77%	-24.34%	24.06%	-7.55%	5.82%	-32.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,544	$3,029	$4,288	$3,656	$3,944	$3,736
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.03%	3.15%	2.56%	2.93%[2]	2.86%	2.65%
Portfolio Turnover Rate[3]	3%	7%	5%	11%	15%	4%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Net investment income per share and the ratio of net investment income to average net assets include $.453 and 0.47%, respectively, from income received as a result of General Electric Co. and Baker Hughes Inc. merger in July 2017.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$37.84	$51.52	$42.82	$47.49	$46.89	$71.06
Investment Operations
Net Investment Income	.749[1]	1.388[1]	1.249[1]	1.375[1,2]	1.234	1.495[1]
Net Realized and Unrealized Gain (Loss) on Investments	(7.315)	(13.720)	8.916	(4.863)	1.293	(24.561)
Total from Investment Operations	(6.566)	(12.332)	10.165	(3.488)	2.527	(23.066)
Distributions
Dividends from Net Investment Income	(.714)	(1.348)	(1.465)	(1.182)	(1.927)	(1.104)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.714)	(1.348)	(1.465)	(1.182)	(1.927)	(1.104)
Net Asset Value, End of Period	$30.56	$37.84	$51.52	$42.82	$47.49	$46.89

Total Return[3]	-17.77%	-24.33%	24.06%	-7.56%	5.83%	-32.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$362	$468	$642	$523	$894	$733
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.89%	3.15%	2.56%	2.93%[2]	2.86%	2.65%
Portfolio Turnover Rate[4]	3%	7%	5%	11%	15%	4%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Net investment income per share and the ratio of net investment income to average net assets include $.228 and 0.47%, respectively, from income received as a result of General Electric Co. and Baker Hughes Inc. merger in July 2017.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund

Notes to Financial Statements

Vanguard Energy Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended February 29, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Energy Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Energy Index Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $150,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	2,875,511	—	—	2,875,511
Temporary Cash Investments	21,877	—	—	21,877
Total	2,897,388	—	—	2,897,388
Derivative Financial Instruments
Liabilities
Swap Contracts	—	3,740	—	3,740

E.  As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	5,087,987
Gross Unrealized Appreciation	14,105
Gross Unrealized Depreciation	(2,208,444)
Net Unrealized Appreciation (Depreciation)	(2,194,339)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $729,136,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Energy Index Fund

F.  During the six months ended February 29, 2020, the fund purchased $652,502,000 of investment securities and sold $540,422,000 of investment securities, other than temporary cash investments. Purchases and sales include $472,830,000 and $424,382,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G.  Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	564,925	7,503	743,090	8,685
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(424,555)	(5,900)	(891,573)	(10,275)
Net Increase (Decrease)—ETF Shares	140,370	1,603	(148,483)	(1,590)
Admiral Shares
Issued	122,739	3,258	174,793	4,125
Issued in Lieu of Cash Distributions	7,944	201	15,012	333
Redeemed	(149,022)	(3,999)	(197,788)	(4,550)
Net Increase (Decrease)—Admiral Shares	(18,339)	(540)	(7,983)	(92)

H.  Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

Financials Index Fund

Sector Diversification

As of February 29, 2020

Asset Management & Custody Banks	7.6%
Consumer Finance	5.3
Diversified Banks	26.9
Financial Exchanges & Data	8.4
Insurance Brokers	4.4
Investment Banking & Brokerage	6.2
Life & Health Insurance	4.2
Mortgage REITs	2.0
Multi-line Insurance	2.0
Multi-Sector Holdings	7.7
Other Diversified Financial Services	0.5
Property & Casualty Insurance	8.6
Regional Banks	14.0
Reinsurance	1.0
Thrifts & Mortgage Finance	1.2

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Financials Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (99.8%)
Banks (40.8%)
JPMorgan Chase & Co.	6,145,252	713,525
Bank of America Corp.	16,735,120	476,951
Wells Fargo & Co.	7,866,894	321,363
Citigroup Inc.	4,275,527	271,325
US Bancorp	2,907,818	135,039
Truist Financial Corp.	2,629,344	121,318
PNC Financial Services Group Inc.	858,576	108,524
M&T Bank Corp.	245,427	34,453
Fifth Third Bancorp	1,390,178	33,920
First Republic Bank	329,810	33,169
KeyCorp	1,929,396	31,546
Citizens Financial Group Inc.	851,475	26,983
Regions Financial Corp.	1,888,925	25,538
Huntington Bancshares Inc.	2,023,746	24,831
* SVB Financial Group	101,097	21,044
Comerica Inc.	282,150	14,852
Zions Bancorp NA	333,715	13,332
Signature Bank	106,117	13,275
People’s United Financial Inc.	870,329	12,176
Commerce Bancshares Inc.	198,580	12,121
Prosperity Bancshares Inc.	184,971	11,949
East West Bancorp Inc.	285,479	11,059
TCF Financial Corp.	300,548	10,952
Cullen/Frost Bankers Inc.	116,399	9,125
Popular Inc.	189,681	9,101
Western Alliance Bancorp	190,984	8,793
Synovus Financial Corp.	286,720	8,321
First Horizon National Corp.	609,727	8,128
Pinnacle Financial Partners Inc.	142,586	7,506
CIT Group Inc.	185,784	7,377
PacWest Bancorp	231,587	7,327
Valley National Bancorp	751,936	6,993
First Financial Bankshares Inc.	239,568	6,885
Webster Financial Corp.	180,430	6,851
Glacier Bancorp Inc.	180,911	6,746
Umpqua Holdings Corp.	432,985	6,664
Sterling Bancorp	394,879	6,547
FNB Corp.	636,838	6,426
Bank OZK	252,035	6,399
Community Bank System Inc.	101,437	6,168
IBERIABANK Corp.	102,375	6,162
First Hawaiian Inc.	256,081	6,133
Wintrust Financial Corp.	111,950	5,979
Bank of Hawaii Corp.	79,030	5,881
United Bankshares Inc.	199,918	5,774
Hancock Whitney Corp.	170,686	5,718
First Citizens BancShares Inc.	12,373	5,609
	BankUnited Inc.	185,558	5,511
	UMB Financial Corp.	91,441	5,317
	Associated Banc-Corp	311,177	5,268
	Home BancShares Inc.	309,129	5,181
	BancorpSouth Bank	202,399	4,953
	Investors Bancorp Inc.	455,498	4,801
	Columbia Banking System Inc.	141,508	4,698
	Old National Bancorp	297,895	4,695
*	Texas Capital Bancshares Inc.	99,053	4,663
	Fulton Financial Corp.	319,316	4,614
	Cathay General Bancorp	148,426	4,569
	BOK Financial Corp.	62,986	4,560
	Independent Bank Corp.	67,436	4,554
	South State Corp.	66,745	4,547
	CenterState Bank Corp.	220,473	4,460
	Ameris Bancorp	129,688	4,433
	Atlantic Union Bankshares Corp.	143,080	4,255
	Simmons First National Corp.	191,295	4,090
	CVB Financial Corp.	219,059	4,061
	First Financial Bancorp	194,934	4,016
	First Midwest Bancorp Inc.	215,368	3,909
	WesBanco Inc.	127,453	3,901
	United Community Banks Inc.	154,895	3,837
	First Merchants Corp.	109,629	3,835
	International Bancshares Corp.	108,957	3,715
	Cadence BanCorp Class A	253,320	3,577
	First BanCorp	430,317	3,417
	Towne Bank	143,397	3,307
	Trustmark Corp.	121,027	3,256
	Independent Bank Group Inc.	67,164	3,109
	ServisFirst Bancshares Inc.	89,372	3,088
	Westamerica Bancorporation	53,038	3,067
	Hope Bancorp Inc.	249,650	3,048
	Banner Corp.	66,408	3,031
	Hilltop Holdings Inc.	143,974	2,999
	Great Western Bancorp Inc.	109,600	2,945
	NBT Bancorp Inc.	86,066	2,900
	Heartland Financial USA Inc.	65,085	2,789
	First Interstate BancSystem Inc.	80,638	2,747
	Pacific Premier Bancorp Inc.	104,447	2,698
	Renasant Corp.	90,243	2,557
*	Seacoast Banking Corp. of Florida	101,904	2,537
	Park National Corp.	28,725	2,508
	S&T Bancorp Inc.	74,654	2,454
	Eagle Bancorp Inc.	63,074	2,360
	First Commonwealth Financial Corp.	195,174	2,303
	City Holding Co.	31,640	2,212
	Sandy Spring Bancorp Inc.	70,544	2,170
	Brookline Bancorp Inc.	154,531	2,143
	First Busey Corp.	95,938	2,117
	Tompkins Financial Corp.	26,616	2,115
	Lakeland Financial Corp.	51,332	2,098
	Berkshire Hills Bancorp Inc.	83,934	2,049
	Southside Bancshares Inc.	63,341	2,041
	Veritex Holdings Inc.	81,617	1,965
	Enterprise Financial Services Corp.	50,117	1,918
	First Bancorp	59,307	1,904
	BancFirst Corp.	35,458	1,819
	TriCo Bancshares	53,353	1,804
	National Bank Holdings Corp.	58,822	1,799
	OFG Bancorp	100,454	1,682
	Heritage Financial Corp.	71,961	1,669
*	Triumph Bancorp Inc.	46,922	1,589
	Boston Private Financial Holdings Inc.	161,076	1,571
	German American Bancorp Inc.	50,919	1,520
	Preferred Bank	29,367	1,502
	1st Source Corp.	35,024	1,473
	Carolina Financial Corp.	45,313	1,468
	Stock Yards Bancorp Inc.	41,724	1,458
	Lakeland Bancorp Inc.	96,684	1,393
	ConnectOne Bancorp Inc.	65,454	1,375
	Banc of California Inc.	87,407	1,340
	Univest Financial Corp.	57,100	1,336
	Central Pacific Financial Corp.	54,836	1,312
	Washington Trust Bancorp Inc.	30,401	1,305
	Opus Bank	55,062	1,303
	Bryn Mawr Bank Corp.	38,674	1,286
*	Bancorp Inc.	103,191	1,256
	Camden National Corp.	30,070	1,233
	Community Trust Bancorp Inc.	30,760	1,190
	Horizon Bancorp Inc.	77,918	1,170
	QCR Holdings Inc.	30,554	1,163
*	Customers Bancorp Inc.	56,998	1,156
*	Nicolet Bankshares Inc.	17,300	1,150
	Great Southern Bancorp Inc.	22,262	1,142
	FB Financial Corp.	34,244	1,115
	Heritage Commerce Corp.	108,012	1,108
	Peoples Bancorp Inc.	37,721	1,077
	Midland States Bancorp Inc.	44,399	1,058
	First Foundation Inc.	73,044	1,057
	First Bancshares Inc.	35,218	1,051
	Origin Bancorp Inc.	34,056	1,030
	First of Long Island Corp.	48,965	1,014
	Dime Community Bancshares Inc.	59,526	999
	CBTX Inc.	37,490	935
	Bank of Marin Bancorp	24,512	935
	Hanmi Financial Corp.	59,537	929

Financials Index Fund

			Market
			Value•
		Shares	($000)
	Flushing Financial Corp.	51,121	928
*	TriState Capital Holdings Inc.	46,187	918
	Franklin Financial Network Inc.	27,039	906
	Peapack Gladstone Financial Corp.	32,583	894
	Bridge Bancorp Inc.	31,236	860
	Arrow Financial Corp.	26,503	839
	First Community Bankshares Inc.	32,056	839
	First Financial Corp.	20,934	836
*	Amerant Bancorp Inc.	44,414	820
*	Atlantic Capital Bancshares Inc.	45,111	818
	Mercantile Bank Corp.	28,433	816
	Financial Institutions Inc.	30,272	815
	Live Oak Bancshares Inc.	52,698	810
	MidWestOne Financial Group Inc.	27,985	804
	Independent Bank Corp.	40,213	787
	HomeTrust Bancshares Inc.	33,064	786
	Farmers National Banc Corp.	52,088	783
	People’s Utah Bancorp	31,969	766
*	Equity Bancshares Inc.	28,709	752
	Allegiance Bancshares Inc.	22,144	735
	Bank First Corp.	12,192	722
	First Mid Bancshares Inc.	25,347	714
	Republic Bancorp Inc.	19,386	693
	CNB Financial Corp.	27,530	690
	Bar Harbor Bankshares	31,231	638
	Capital City Bank Group Inc.	23,840	635
	Sierra Bancorp	26,217	624
	Byline Bancorp Inc.	34,537	604
	West Bancorporation Inc.	28,287	578
	Old Second Bancorp Inc.	54,249	577
	RBB Bancorp	32,782	553
	Southern National Bancorp of Virginia Inc.	35,694	506
	Macatawa Bank Corp.	51,849	500
	HarborOne Bancorp Inc.	49,774	497
	Amalgamated Bank	27,448	439
	Century Bancorp Inc.	5,629	407
*	Republic First Bancorp Inc.	90,925	276
			2,919,667
Capital Markets (22.1%)
	CME Group Inc.	702,612	139,693
	S&P Global Inc.	479,119	127,403
	Goldman Sachs Group Inc.	624,500	125,381
	Morgan Stanley	2,378,402	107,099
	BlackRock Inc.	226,949	105,080
	Intercontinental Exchange Inc.	1,091,454	97,380
	Charles Schwab Corp.	2,261,238	92,145
	Moody’s Corp.	333,206	79,979
	Blackstone Group LP	1,292,507	69,589
	Bank of New York Mellon Corp.	1,626,097	64,881
	MSCI Inc.	166,072	49,064
	State Street Corp.	712,342	48,518
	T. Rowe Price Group Inc.	358,083	42,257
	Ameriprise Financial Inc.	248,079	35,054
	Northern Trust Corp.	394,263	34,601
	KKR & Co. Inc. Class A	971,515	27,785
	Cboe Global Markets Inc.	217,292	24,771
	MarketAxess Holdings Inc.	74,349	24,114
	Nasdaq Inc.	224,879	23,061
	TD Ameritrade Holding Corp.	529,279	22,351
	Raymond James Financial Inc.	244,746	20,468
	E*TRADE Financial Corp.	442,118	20,240
	FactSet Research Systems Inc.	74,401	19,790
	SEI Investments Co.	250,458	13,703
	Apollo Global Management LLC	327,039	13,624
	Franklin Resources Inc.	584,591	12,721
	LPL Financial Holdings Inc.	157,932	12,552
	Invesco Ltd.	755,577	10,880
	Eaton Vance Corp.	221,815	9,152
	Legg Mason Inc.	170,202	8,479
	Interactive Brokers Group Inc.	142,931	7,304
	Stifel Financial Corp.	133,859	7,287
	Affiliated Managers Group Inc.	96,522	7,260
	Janus Henderson Group plc	312,213	6,619
	Tradeweb Markets Inc. Class A	124,912	6,023
	Ares Management Corp. Class A	169,080	5,848
	Morningstar Inc.	37,745	5,545
	Federated Hermes Inc.	188,375	5,435
	Evercore Inc.	76,657	5,107
	Houlihan Lokey Inc.	82,009	4,200
	Moelis & Co.	96,938	3,098
	Artisan Partners Asset Management Inc.	104,934	2,999
	Cohen & Steers Inc.	45,821	2,871
	Hamilton Lane Inc.	41,027	2,549
	BGC Partners Inc.	540,576	2,519
	Virtu Financial Inc.	106,257	1,999
	Waddell & Reed Financial Inc.	139,394	1,918
	Piper Sandler Cos.	27,034	1,895
	PJT Partners Inc.	41,286	1,856
*	Blucora Inc.	94,397	1,643
	Virtus Investment Partners Inc.	13,486	1,489
*	INTL. FCStone Inc.	31,363	1,429
*	Focus Financial Partners Inc.	49,664	1,350
	Brightsphere Investment Group Inc.	142,203	1,330
	WisdomTree Investments Inc.	238,656	969
	Sculptor Capital Management Inc. Class A	35,830	813
	Diamond Hill Investment Group Inc.	6,385	809
	Cowen Inc.	51,128	765
	B. Riley Financial Inc.	27,252	645
	Victory Capital Holdings Inc. Class A	29,229	578
*	Donnelley Financial Solutions Inc.	62,516	544
	Oppenheimer Holdings Inc.	18,151	431
	Greenhill & Co. Inc.	27,461	401
	Westwood Holdings Group Inc.	14,764	375
	Associated Capital Group Inc.	6,880	283
	Pzena Investment Management Inc.	34,411	225
	GAMCO Investors Inc. Class A	9,938	155
			1,578,381
Consumer Finance (5.3%)
	American Express Co.	1,362,893	149,823
	Capital One Financial Corp.	912,853	80,568
	Discover Financial Services	614,248	40,282
	Synchrony Financial	1,139,064	33,147
	Ally Financial Inc.	744,490	18,664
	SLM Corp.	826,024	8,566
*	Credit Acceptance Corp.	20,217	8,152
	FirstCash Inc.	83,965	6,459
	OneMain Holdings Inc	160,100	5,884
^	Santander Consumer USA Holdings Inc.	199,769	4,874
	Navient Corp.	389,823	4,378
*	LendingTree Inc.	15,355	4,235
*	PRA Group Inc.	89,755	3,484
*	Green Dot Corp.	96,294	3,289
	Nelnet Inc.	38,407	2,040
*	Encore Capital Group Inc.	50,625	1,881
	LendingClub Corp.	124,538	1,371
*	Enova International Inc.	65,022	1,250
*	World Acceptance Corp.	11,625	908
*	EZCORP Inc.	101,297	486
	Curo Group Holdings Corp.	27,111	250
			379,991
Diversified Financial Services (8.1%)
*	Berkshire Hathaway Inc.	2,576,417	531,618
*	Equitable Holdings Inc.	820,922	17,568
	Voya Financial Inc.	264,057	13,900
	Jefferies Financial Group Inc.	499,897	9,853
*	Cannae Holdings Inc.	120,147	4,480
	FGL Holdings	326,533	3,735
*	On Deck Capital Inc.	102,463	358
			581,512
Equity Real Estate Investment Trusts (REITs) (0.0%)
*,§	Winthrop Realty Trust	23,515	—

Insurance (20.2%)
	Chubb Ltd.	888,364	128,839
	Marsh & McLennan Cos. Inc.	989,287	103,440
	Aon plc	458,889	95,449
	Progressive Corp.	1,146,146	83,852
	American International Group Inc.	1,705,660	71,911
	Allstate Corp.	634,897	66,823
	MetLife Inc.	1,531,876	65,442
	Aflac Inc.	1,438,810	61,653
	Travelers Cos. Inc.	506,003	60,624
	Prudential Financial Inc.	788,242	59,473
	Willis Towers Watson plc	252,009	47,693
	Arthur J Gallagher & Co.	365,780	35,660
	Hartford Financial Services Group Inc.	706,613	35,295
*	Arch Capital Group Ltd.	794,870	32,137
*	Markel Corp.	27,111	32,034
	Cincinnati Financial Corp.	304,401	28,382
	Principal Financial Group Inc.	544,384	24,165
	Loews Corp.	523,987	23,910

Financials Index Fund

			Market
			Value•
		Shares	($000)
	Fidelity National Financial Inc.	539,311	20,904
	Brown & Brown Inc.	469,579	20,197
	Everest Re Group Ltd.	79,996	19,829
	WR Berkley Corp.	288,077	19,341
*	Alleghany Corp.	28,290	19,018
	Globe Life Inc.	201,725	18,692
	Lincoln National Corp.	388,760	17,646
	Reinsurance Group of America Inc.	122,796	14,985
	RenaissanceRe Holdings Ltd.	86,545	14,747
	Assurant Inc.	118,086	14,240
	American Financial Group Inc.	150,368	13,897
	First American Financial Corp.	220,291	12,579
*	Athene Holding Ltd. Class A	281,860	11,627
	Old Republic International Corp.	565,565	11,153
	Unum Group	403,175	9,398
	Axis Capital Holdings Ltd.	164,588	9,237
	Hanover Insurance Group Inc.	77,309	9,164
	Primerica Inc.	80,912	9,009
	Kemper Corp.	111,142	7,651
	Assured Guaranty Ltd.	187,076	7,635
*	Brighthouse Financial Inc.	211,545	7,582
	Erie Indemnity Co.	49,866	7,127
	Selective Insurance Group Inc.	116,459	6,496
	White Mountains Insurance Group Ltd.	6,312	6,250
	RLI Corp.	74,748	6,008
	Kinsale Capital Group Inc.	41,336	5,021
*	eHealth Inc.	40,799	4,788
	CNO Financial Group Inc.	295,067	4,727
	American Equity Investment Life Holding Co.	178,636	4,516
*	Enstar Group Ltd.	23,001	4,103
*	Genworth Financial Inc.	988,726	3,856
	Argo Group International Holdings Ltd.	67,415	3,793
	Horace Mann Educators Corp.	81,034	3,155
	ProAssurance Corp.	106,021	2,878
	National General Holdings Corp.	132,556	2,581
	AMERISAFE Inc.	37,628	2,452
	James River Group Holdings Ltd.	59,849	2,418
	Employers Holdings Inc.	61,792	2,381
	Mercury General Corp.	53,931	2,336
	Safety Insurance Group Inc.	28,897	2,275
*,^	Trupanion Inc.	57,488	1,767
*	Ambac Financial Group Inc.	87,680	1,685
*	Palomar Holdings Inc.	32,679	1,660
	Stewart Information Services Corp.	45,776	1,656
	American National Insurance Co.	16,155	1,589
	United Fire Group Inc.	41,169	1,578
	Goosehead Insurance Inc.	24,781	1,344
*	Third Point Reinsurance Ltd.	145,480	1,298
	Universal Insurance Holdings Inc.	61,786	1,278
*	MBIA Inc.	145,343	1,134
	National Western Life Group Inc.	4,656	1,112
	FBL Financial Group Inc. Class A	21,378	1,021
*	Watford Holdings Ltd.	38,959	889
	State Auto Financial Corp.	33,706	842
	Heritage Insurance Holdings Inc.	52,075	581
*	Citizens Inc. Class A	97,519	569
	Global Indemnity Ltd.	17,850	567
*	Health Insurance Innovations Inc.	19,240	566
	HCI Group Inc.	13,129	558
*	Greenlight Capital Re Ltd.	55,516	469
	United Insurance Holdings Corp.	41,564	391
	Donegal Group Inc.	24,803	354
	Protective Insurance Corp.	18,744	267
	Crawford & Co. Class A	32,262	240
	Crawford & Co. Class B	19,130	131
			1,446,020
Mortgage Real Estate Investment Trusts (REITs) (2.0%)
	Annaly Capital Management Inc.	2,802,817	24,833
	AGNC Investment Corp.	1,060,494	18,071
	New Residential Investment Corp.	814,381	12,672
	Starwood Property Trust Inc.	552,433	12,253
^	Blackstone Mortgage Trust Inc.	249,980	9,014
	Two Harbors Investment Corp.	535,170	7,251
	Chimera Investment Corp.	367,208	7,216
	MFA Financial Inc.	885,689	6,403
	Invesco Mortgage Capital Inc.	318,643	5,124
	Apollo Commercial Real Estate Finance Inc.	286,042	4,634
	New York Mortgage Trust Inc.	730,278	4,162
	Redwood Trust Inc.	221,257	3,779
	PennyMac Mortgage Investment Trust	178,768	3,700
	Ladder Capital Corp.	178,681	2,725
	Colony Credit Real Estate Inc.	166,877	2,124
	ARMOUR Residential REIT Inc.	114,748	2,075
	Arbor Realty Trust Inc.	163,365	1,983
	Granite Point Mortgage Trust Inc.	107,589	1,767
	TPG RE Finance Trust Inc.	83,985	1,614
	Ellington Financial Inc.	79,407	1,313
	Capstead Mortgage Corp.	182,105	1,293
	Ready Capital Corp.	76,381	1,107
	Western Asset Mortgage Capital Corp.	102,188	1,024
	KKR Real Estate Finance Trust Inc.	50,808	998
	AG Mortgage Investment Trust Inc.	62,917	942
	Ares Commercial Real Estate Corp.	60,295	920
	Dynex Capital Inc.	47,173	807
	Exantas Capital Corp.	61,579	706
	Orchid Island Capital Inc.	120,541	691
	Anworth Mortgage Asset Corp.	189,865	621
			141,822
Other (0.0%)[1]
*,§	NewStar Financial Inc. CVR	42,593	10
*,§	American International Group Inc. Warrants Exp. 01/19/2021	7,950	—
			10
Thrifts & Mortgage Finance (1.3%)
	New York Community Bancorp Inc.	915,963	9,902
	Radian Group Inc.	394,785	8,385
	MGIC Investment Corp.	686,375	8,257
	Essent Group Ltd.	183,164	7,993
	Washington Federal Inc.	154,641	4,638
	PennyMac Financial Services Inc.	123,076	4,340
	Walker & Dunlop Inc.	56,873	3,688
	WSFS Financial Corp.	97,375	3,355
	Capitol Federal Financial Inc.	265,827	3,244
*	NMI Holdings Inc.	133,318	3,112
	Northwest Bancshares Inc.	198,821	2,762
*	Axos Financial Inc.	109,138	2,719
	Provident Financial Services Inc.	122,102	2,440
	OceanFirst Financial Corp.	114,545	2,341
	Flagstar Bancorp Inc.	73,041	2,329
	Meta Financial Group Inc.	65,620	2,156
*	Mr Cooper Group Inc.	140,875	1,807
	Kearny Financial Corp.	160,182	1,748
*	Columbia Financial Inc.	111,364	1,728
	Meridian Bancorp Inc.	98,106	1,620
	TrustCo Bank Corp. NY	196,627	1,349
	Federal Agricultural Mortgage Corp.	17,662	1,326
	Northfield Bancorp Inc.	87,142	1,231
	HomeStreet Inc.	44,517	1,206
	First Defiance Financial Corp.	37,514	897
	Waterstone Financial Inc.	48,676	809
	PCSB Financial Corp.	30,511	560
*	Bridgewater Bancshares Inc.	41,190	515
	Home Bancorp Inc.	15,094	499
	Hingham Institution for Savings	2,634	482
	Luther Burbank Corp.	38,046	397
	Merchants Bancorp	16,612	299
*	Ocwen Financial Corp.	220,250	275
	Sterling Bancorp Inc.	30,407	213
			88,622
Total Common Stocks (Cost $7,139,947)			7,136,025

Financials Index Fund

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (0.2%)
2,3	Vanguard Market Liquidity Fund, 1.706%
	(Cost $17,532)	175,288	17,534
Total Investments (100.0%) (Cost $7,157,479)			7,153,559
Other Assets and Liabilities—Net (0.0%)[2,4]			60
Net Assets (100%)			7,153,619

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,092,000.

§	Security value determined using significant unobservable inputs.

1	“Other” represents securities that are not classified by the fund’s benchmark index.

2	Collateral of $12,896,000 was received for securities on loan.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4	Cash of $1,390,000 has been segregated as collateral for open over-the-counter swap contracts.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps

				Floating
				Interest Rate		Value and	Value and
			Notional	Received		Unrealized	Unrealized
	Termination		Amount	(Paid	)[1]	Appreciation	(Depreciation )
Reference Entity	Date	Counterparty	($000)	(%	)	($000)	($000)
T. Rowe Price Group Inc.	9/2/20	BOANA	13,353	(1.562)		—	(1,566)

1	Payment received/paid monthly.

BOANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $7,139,947)	7,136,025
Affiliated Issuers (Cost $17,532)	17,534
Total Investments in Securities	7,153,559
Investment in Vanguard	366
Cash	21
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,390
Receivables for Investment Securities Sold	44,711
Receivables for Accrued Income	13,454
Receivables for Capital Shares Issued	2,573
Total Assets	7,216,074
Liabilities
Payables for Investment Securities Purchased	44,676
Collateral for Securities on Loan	12,896
Payables for Capital Shares Redeemed	2,244
Payables to Vanguard	1,073
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,566
Total Liabilities	62,455
Net Assets	7,153,619

At February 29, 2020, net assets consisted of:

Paid-in Capital	6,907,291
Total Distributable Earnings (Loss)	246,328
Net Assets	7,153,619

ETF Shares—Net Assets
Applicable to 101,120,779 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,687,843
Net Asset Value Per Share—ETF Shares	$66.14

Admiral Shares—Net Assets
Applicable to 14,052,383 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	465,776
Net Asset Value Per Share—Admiral Shares	$33.15

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	99,454
Interest[1]	48
Securities Lending—Net	109
Total Income	99,611
Expenses
The Vanguard Group—Note B
Investment Advisory Services	614
Management and Administrative—ETF Shares	2,871
Management and Administrative—Admiral Shares	200
Marketing and Distribution—ETF Shares	242
Marketing and Distribution—Admiral Shares	20
Shareholders’ Reports—ETF Shares	115
Custodian Fees	5
Shareholders’ Reports—Admiral Shares	3
Trustees’ Fees and Expenses	2
Total Expenses	4,072
Expenses Paid Indirectly	(5)
Net Expenses	4,067
Net Investment Income	95,544
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	262,145
Futures Contracts	(136)
Swap Contracts	2,355
Realized Net Gain (Loss)	264,364
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(392,170)
Swap Contracts	(1,566)
Change in Unrealized Appreciation (Depreciation)	(393,736)
Net Increase (Decrease) in Net Assets Resulting from Operations	(33,828)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $ 48,000, ($ 1,000), and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $285,646,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	95,544	182,504
Realized Net Gain (Loss)	264,364	453,254
Change in Unrealized Appreciation (Depreciation)	(393,736)	(1,094,417)
Net Increase (Decrease) in Net Assets Resulting from Operations	(33,828)	(458,659)
Distributions[1]
ETF Shares	(95,835)	(165,401)
Admiral Shares	(6,609)	(13,448)
Total Distributions	(102,444)	(178,849)
Capital Share Transactions
ETF Shares	(405,380)	(697,070)
Admiral Shares	(16,970)	(155,784)
Net Increase (Decrease) from Capital Share Transactions	(422,350)	(852,854)
Total Increase (Decrease)	(558,622)	(1,490,362)
Net Assets
Beginning of Period	7,712,241	9,202,603
End of Period	7,153,619	7,712,241

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$67.31	$71.60	$62.26	$50.81	$47.70	$47.32
Investment Operations
Net Investment Income	.860[1]	1.539[1]	1.298[1]	1.035[1]	1.108	.917
Net Realized and Unrealized Gain (Loss) on Investments	(1.107)	(4.338)	9.307	11.387	3.070	.349
Total from Investment Operations	(.247)	(2.799)	10.605	12.422	4.178	1.266
Distributions
Dividends from Net Investment Income	(.923)	(1.491)	(1.265)	(.972)	(1.068)	(.886)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.923)	(1.491)	(1.265)	(.972)	(1.068)	(.886)
Net Asset Value, End of Period	$66.14	$67.31	$71.60	$62.26	$50.81	$47.70
Total Return	-0.49%	-3.85%	17.15%	24.65%	8.93%	2.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,688	$7,222	$8,512	$6,127	$3,735	$3,081
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.33%	2.30%	1.87%	1.75%	2.39%	1.99%
Portfolio Turnover Rate[2]	2%	5%	3%	5%	21%	4%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended				Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$33.73	$35.88	$31.20	$25.47	$23.91	$23.72

Investment Operations

Net Investment Income	.431[1]	.771[1]	.651[1]	.514[1]	.556	.460
Net Realized and Unrealized Gain (Loss)on Investments	(.549)	(2.174)	4.663	5.704	1.539	.174
Total from Investment Operations	(.118)	(1.403)	5.314	6.218	2.095	.634
Distributions
Dividends from Net Investment Income	(.462)	(.747)	(.634)	(.488)	(.535)	(.444)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.462)	(.747)	(.634)	(.488)	(.535)	(.444)
Net Asset Value, End of Period	$33.15	$33.73	$35.88	$31.20	$25.47	$23.91

Total Return[2]	-0.47%	-3.87%	17.16%	24.62%	8.96%	2.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$466	$490	$690	$518	$244	$204
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.33%	2.30%	1.87%	1.75%	2.39%	1.99%
Portfolio Turnover Rate[3]	2%	5%	3%	5%	21%	4%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund

Notes to Financial Statements

Vanguard Financials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 29, 2020.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to

Financials Index Fund

transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended February 29, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Financials Index Fund

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $366,000, representing 0.01% of the fund’s net assets and 0.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	7,136,015	—	10	7,136,025
Temporary Cash Investments	17,534	—	—	17,534
Total	7,153,549	—	10	7,153,559
Derivative Financial Instruments
Liabilities
Swap Contracts	—	1,566	—	1,566

Financials Index Fund

E. As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	7,157,479
Gross Unrealized Appreciation	678,422
Gross Unrealized Depreciation	(683,908)
Net Unrealized Appreciation (Depreciation)	(5,486)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $44,257,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.   During the six months ended February 29, 2020, the fund purchased $838,801,000 of investment securities and sold $1,271,526,000 of investment securities, other than temporary cash investments. Purchases and sales include $584,913,000 and $1,110,853,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G.  Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	712,555	9,692	1,423,985	21,039
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,117,935)	(15,875)	(2,121,055)	(32,625)
Net Increase (Decrease)—ETF Shares	(405,380)	(6,183)	(697,070)	(11,586)
Admiral Shares
Issued	65,975	1,777	147,528	4,455
Issued in Lieu of Cash Distributions	5,591	153	11,597	349
Redeemed	(88,536)	(2,405)	(314,909)	(9,513)
Net Increase (Decrease)—Admiral Shares	(16,970)	(475)	(155,784)	(4,709)

At February 29, 2020, one shareholder was the record or beneficial owner of 29% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

H.  Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

Health Care Index Fund

Sector Diversification

As of February 29, 2020

Biotechnology	18.5%
Health Care Distributors	1.6
Health Care Equipment	23.0
Health Care Facilities	1.7
Health Care Services	5.4
Health Care Supplies	2.0
Health Care Technology	1.6
Life Sciences Tools & Services	7.3
Managed Health Care	9.7
Other	0.0
Pharmaceuticals	29.2

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Health Care Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)
Biotechnology (18.5%)
	AbbVie Inc.	3,810,238	326,575
	Amgen Inc.	1,530,994	305,785
	Gilead Sciences Inc.	3,259,742	226,096
*	Vertex Pharmaceuticals Inc.	662,316	148,379
*	Biogen Inc.	464,834	143,350
*	Regeneron Pharmaceuticals Inc.	208,548	92,714
*	Alexion Pharmaceuticals Inc.	570,518	53,646
*	BioMarin Pharmaceutical Inc.	463,115	41,852
*	Incyte Corp.	472,130	35,603
*	Seattle Genetics Inc.	309,430	35,232
*	Alnylam Pharmaceuticals Inc.	287,503	33,828
*	Exact Sciences Corp.	378,439	30,635
*	Sarepta Therapeutics Inc.	192,246	22,006
*	Neurocrine Biosciences Inc.	225,627	21,367
*	Ionis Pharmaceuticals Inc.	344,134	17,475
*	Exelixis Inc.	782,412	14,545
*	ACADIA Pharmaceuticals Inc.	298,180	12,744
*	United Therapeutics Corp.	113,178	11,653
*	Bluebird Bio Inc.	142,702	10,322
*	Acceleron Pharma Inc.	116,385	10,001
*	Global Blood Therapeutics Inc.	155,092	9,920
*	Iovance Biotherapeutics Inc.	276,703	9,106
*	FibroGen Inc.	202,584	8,468
*	Momenta Pharmaceuticals Inc.	292,818	8,284
*	Ultragenyx Pharmaceutical Inc.	141,573	7,939
*	Arrowhead Pharmaceuticals Inc.	222,155	7,855
*	PTC Therapeutics Inc.	143,209	7,854
*	Agios Pharmaceuticals Inc.	155,575	7,387
*	Halozyme Therapeutics Inc.	339,184	6,638
*	Emergent BioSolutions Inc.	113,105	6,637
*	Blueprint Medicines Corp.	120,291	6,511
*	Immunomedics Inc.	397,736	6,364
*	Sage Therapeutics Inc.	133,661	6,282
*	Amicus Therapeutics Inc.	657,465	6,275
*	Alkermes plc	298,732	6,226
*	Intercept Pharmaceuticals Inc.	67,688	6,223
*	Mirati Therapeutics Inc.	66,101	5,915
*	Arena Pharmaceuticals Inc.	128,891	5,749
*	Insmed Inc.	218,961	5,452
*	Natera Inc.	140,194	5,314
*	Apellis Pharmaceuticals Inc.	151,410	5,242
*	Biohaven Pharmaceutical Holding Co. Ltd.	113,969	5,033
*,^	Invitae Corp.	240,245	4,896
*	Ironwood Pharmaceuticals Inc.	403,893	4,863
*	uniQure NV	90,039	4,633
*	Fate Therapeutics Inc.	156,146	4,559
*	ChemoCentryx Inc.	98,184	4,394
*	Xencor Inc.	131,257	4,265
*	Kodiak Sciences Inc.	66,555	4,258
*	Ligand Pharmaceuticals Inc.	45,274	4,238
*	Forty Seven Inc.	72,562	4,209
*	CRISPR Therapeutics AG	77,628	4,149
*	Heron Therapeutics Inc.	221,390	4,129
*	Epizyme Inc.	186,932	4,006
*,^	Allakos Inc.	62,295	3,883
*	Principia Biopharma Inc.	59,225	3,824
*	Ra Pharmaceuticals Inc.	79,038	3,696
*	Deciphera Pharmaceuticals Inc.	65,878	3,507
*	REGENXBIO Inc.	85,625	3,425
*	Myriad Genetics Inc.	190,672	3,360
*,^	Esperion Therapeutics Inc.	63,244	3,193
*	Denali Therapeutics Inc.	161,039	3,184
*	Veracyte Inc.	119,497	2,950
*	TG Therapeutics Inc.	231,373	2,904
*	Editas Medicine Inc.	119,302	2,646
*	Coherus Biosciences Inc.	136,639	2,644
*	Dicerna Pharmaceuticals Inc.	131,203	2,590
*	Sangamo Therapeutics Inc.	299,373	2,554
*	Radius Health Inc.	113,288	2,386
*	Karuna Therapeutics Inc.	27,031	2,359
*,^	Aimmune Therapeutics Inc.	98,208	2,338
*	CareDx Inc.	98,488	2,296
	Turning Point Therapeutics Inc.	45,751	2,268
*	Twist Bioscience Corp.	73,106	2,238
*	Karyopharm Therapeutics Inc.	127,928	2,090
*	ImmunoGen Inc.	438,212	1,950
*	Enanta Pharmaceuticals Inc.	38,218	1,945
*	Portola Pharmaceuticals Inc.	191,002	1,931
*	Madrigal Pharmaceuticals Inc.	21,921	1,889
*	Cytokinetics Inc.	129,572	1,806
*	Akebia Therapeutics Inc.	199,518	1,770
*	Vericel Corp	110,216	1,702
*,^	Allogene Therapeutics Inc.	62,982	1,701
*,^	ZIOPHARM Oncology Inc.	538,024	1,662
*	Rocket Pharmaceuticals Inc.	84,539	1,648
*	Kadmon Holdings Inc.	350,853	1,628
*	Anika Therapeutics Inc.	37,312	1,558
*	Retrophin Inc.	99,871	1,547
*	Krystal Biotech Inc.	28,787	1,539
*	Atara Biotherapeutics Inc.	125,886	1,530
*	Rhythm Pharmaceuticals Inc.	79,421	1,515
*	Y-mAbs Therapeutics Inc.	50,605	1,489
*	Athenex Inc.	119,697	1,463
*	Vanda Pharmaceuticals Inc.	122,001	1,346
*	Avrobio Inc.	69,600	1,343
*,^	Clovis Oncology Inc.	177,034	1,333
*	Flexion Therapeutics Inc.	83,812	1,323
	NextCure Inc.	31,454	1,314
*	Assembly Biosciences Inc.	72,471	1,313
*	Eagle Pharmaceuticals Inc.	28,073	1,289
*	G1 Therapeutics Inc.	68,667	1,232
*	BioCryst Pharmaceuticals Inc.	398,343	1,195
*,^	Intellia Therapeutics Inc.	88,485	1,181
*	Prothena Corp. plc	103,633	1,105
*	Myovant Sciences Ltd.	104,122	1,072
*	Kura Oncology Inc.	87,931	1,061
*	Progenics Pharmaceuticals Inc.	223,288	1,054
*	MacroGenics Inc.	119,999	1,052
*,^	Inovio Pharmaceuticals Inc.	245,218	1,050
*	PDL BioPharma Inc.	294,393	1,001
*,^	Viking Therapeutics Inc.	168,128	995
*	Eidos Therapeutics Inc.	19,568	990
*	Rigel Pharmaceuticals Inc.	425,690	902
*	Arcus Biosciences Inc.	59,201	901
*	Puma Biotechnology Inc.	81,188	873
*,^	Dynavax Technologies Corp.	216,673	855
*	Homology Medicines Inc.	51,207	819
*	Akcea Therapeutics Inc.	47,380	805
*	CytomX Therapeutics Inc.	117,470	786
*	Voyager Therapeutics Inc.	71,137	775
*	Agenus Inc.	293,385	742
*,^	Corbus Pharmaceuticals Holdings Inc.	150,688	714
*	Stemline Therapeutics Inc.	118,603	714
*	OPKO Health Inc.	474,331	711
*	Scholar Rock Holding Corp.	49,792	703
*,^	Rubius Therapeutics Inc.	82,482	690
*	Gossamer Bio Inc.	51,191	672
*,^	Geron Corp.	533,836	614
*,^	Sorrento Therapeutics Inc.	282,297	613
*	Minerva Neurosciences Inc.	82,866	603
*	MeiraGTx Holdings plc	37,075	601
*	Kiniksa Pharmaceuticals Ltd.	32,238	595
*	Crinetics Pharmaceuticals Inc.	24,712	509
	Stoke Therapeutics Inc.	20,500	507
*	Syros Pharmaceuticals Inc.	85,511	500
*	Spectrum Pharmaceuticals Inc.	159,474	456
*	AnaptysBio Inc.	30,188	451
*	MediciNova Inc.	106,748	448
*	KalVista Pharmaceuticals Inc.	33,042	444
*	Gritstone Oncology Inc.	50,924	428
*	Translate Bio Inc.	52,832	400
*	Replimune Group Inc.	28,864	400
*	Concert Pharmaceuticals Inc.	46,217	391
*	Lexicon Pharmaceuticals Inc.	123,369	342

Health Care Index Fund

			Market
			Value•
		Shares	($000)
*	Prevail Therapeutics Inc.	26,655	341
*	GlycoMimetics Inc.	89,944	326
*	TCR2 Therapeutics Inc.	27,399	325
*	Akero Therapeutics Inc.	14,644	319
*	Five Prime Therapeutics Inc.	80,003	306
	Morphic Holding Inc.	14,525	229
*	Precision BioSciences Inc.	26,013	208
*	Calyxt Inc.	30,023	189
*	Solid Biosciences Inc.	54,248	179
*	Cyclerion Therapeutics Inc.	39,485	169
*,^	Marker Therapeutics Inc.	65,402	162
*	AMAG Pharmaceuticals Inc.	20,302	157
*	Precigen Inc.	38,394	146
*	PhaseBio Pharmaceuticals Inc.	32,952	139
*	Acorda Therapeutics Inc.	58,243	84
*	Advaxis Inc. Warrants Exp. 09/11/2024	7,710	—
			1,933,181
Health Care Equipment & Supplies (25.0%)
	Abbott Laboratories	4,556,992	351,025
	Medtronic plc	3,454,168	347,731
	Danaher Corp.	1,612,477	233,132
	Becton Dickinson and Co.	696,829	165,720
	Stryker Corp.	868,159	165,462
*	Intuitive Surgical Inc.	297,738	158,980
*	Boston Scientific Corp.	3,590,675	134,255
*	Edwards Lifesciences Corp.	537,314	110,063
	Baxter International Inc.	1,249,725	104,315
	Zimmer Biomet Holdings Inc.	529,792	72,131
*	DexCom Inc.	235,815	65,085
	ResMed Inc.	370,689	58,925
*	IDEXX Laboratories Inc.	221,145	56,284
*	Align Technology Inc.	192,999	42,141
	Cooper Cos. Inc.	127,636	41,427
	Teleflex Inc.	119,356	39,987
	STERIS plc	218,592	34,673
*	Hologic Inc.	691,323	32,575
*	Insulet Corp.	159,451	30,291
*	Varian Medical Systems Inc.	234,170	28,796
	West Pharmaceutical Services Inc.	190,777	28,723
	Dentsply Sirona Inc.	573,358	28,232
*	Masimo Corp.	131,300	21,445
*	ABIOMED Inc.	116,418	17,493
	Hill-Rom Holdings Inc.	172,045	16,525
*	Novocure Ltd.	204,165	14,853
*	Haemonetics Corp.	130,809	14,171
*	Penumbra Inc.	81,012	13,437
*	Nevro Corp.	79,959	10,407
*	Tandem Diabetes Care Inc.	137,146	10,239
*	ICU Medical Inc.	50,640	9,916
*	Envista Holdings Corp.	387,012	9,822
*	Integra LifeSciences Holdings Corp.	188,199	9,805
*	Wright Medical Group NV	311,057	9,410
*	Globus Medical Inc.	198,455	8,976
*	NuVasive Inc.	134,563	8,856
*	LivaNova plc	124,803	8,701
*	Neogen Corp.	135,310	8,220
*	Integer Holdings Corp.	84,445	7,614
*	Quidel Corp.	96,674	7,467
	CONMED Corp.	73,165	6,924
	Cantel Medical Corp.	98,867	6,239
*	iRhythm Technologies Inc.	68,214	5,933
*	Merit Medical Systems Inc.	142,372	5,127
*	Glaukos Corp.	100,538	4,422
*	Avanos Medical Inc.	123,629	4,007
*	AtriCure Inc.	102,222	3,927
*	Cardiovascular Systems Inc.	91,051	3,425
*	STAAR Surgical Co.	86,358	2,710
*	CryoLife Inc.	96,716	2,479
	Mesa Laboratories Inc.	10,191	2,439
	Atrion Corp.	3,844	2,369
*	Natus Medical Inc.	88,101	2,368
*	Varex Imaging Corp.	98,985	2,298
*	Tactile Systems Technology Inc.	44,082	2,222
*	Inogen Inc.	48,225	2,208
*	Cerus Corp.	409,360	2,104
*	Silk Road Medical Inc.	48,265	1,923
*	Heska Corp.	19,230	1,836
*	Orthofix Medical Inc.	49,140	1,737
*	Lantheus Holdings Inc.	101,285	1,575
*,^	CryoPort Inc.	93,857	1,567
*,^	Axonics Modulation Technologies Inc.	42,338	1,501
*	OrthoPediatrics Corp.	27,601	1,281
	LeMaitre Vascular Inc.	43,370	1,236
*	Antares Pharma Inc.	392,959	1,218
*	Surmodics Inc.	34,757	1,213
*	Axogen Inc.	91,724	1,136
*	AngioDynamics Inc.	97,029	1,115
*	OraSure Technologies Inc.	159,363	961
*	Establishment Labs Holdings Inc.	47,295	957
*	Meridian Bioscience Inc.	110,243	881
*	ViewRay Inc.	289,766	832
*	Shockwave Medical Inc.	20,076	806
*	Accuray Inc.	229,789	681
	Invacare Corp.	86,851	658
*	SI-BONE Inc.	25,822	499
*	GenMark Diagnostics Inc.	131,636	459
*	TransMedics Group Inc.	21,236	333
*	Neuronetics Inc.	21,832	63
			2,622,979
Health Care Providers & Services (18.3%)
	UnitedHealth Group Inc.	2,441,442	622,470
	CVS Health Corp.	3,352,370	198,393
	Cigna Corp.	962,015	175,991
	Anthem Inc.	653,360	167,972
	Humana Inc.	341,193	109,073
	HCA Healthcare Inc.	698,987	88,778
*	Centene Corp.	1,504,064	79,745
	McKesson Corp.	464,407	64,952
*	Laboratory Corp. of America Holdings	250,351	43,984
	Cardinal Health Inc.	753,959	39,296
	Quest Diagnostics Inc.	347,301	36,835
	AmerisourceBergen Corp. Class A	398,166	33,573
	Universal Health Services Inc.	207,095	25,626
*	Henry Schein Inc.	378,972	23,095
	Encompass Health Corp.	254,195	19,024
*	Molina Healthcare Inc.	153,320	18,789
*	DaVita Inc.	233,562	18,129
	Chemed Corp.	41,289	17,243
*	Amedisys Inc.	83,169	14,472
*	HealthEquity Inc.	182,124	12,929
*	LHC Group Inc.	77,210	9,378
*	AMN Healthcare Services Inc.	120,277	8,852
*	Guardant Health Inc.	96,890	8,426
*	Select Medical Holdings Corp.	294,427	7,049
*	Acadia Healthcare Co. Inc.	228,444	6,762
*	Tenet Healthcare Corp.	226,980	5,965
	Ensign Group Inc.	130,710	5,817
	Patterson Cos. Inc.	221,794	5,277
*	Premier Inc.	171,472	5,046
*	BioTelemetry Inc.	87,739	3,748
*	MEDNAX Inc.	217,471	3,717
*	Magellan Health Inc.	59,970	3,599
	US Physical Therapy Inc.	32,838	3,422
*	Covetrus Inc.	260,288	2,892
*	R1 RCM Inc.	233,019	2,862
*	Brookdale Senior Living Inc.	430,963	2,831
*	Addus HomeCare Corp.	36,120	2,755
*	RadNet Inc.	109,973	2,247
	National HealthCare Corp.	29,424	2,184
*	Hanger Inc.	86,539	1,996
*	Pennant Group Inc.	68,298	1,856
*	Providence Service Corp.	29,943	1,850
*	CorVel Corp.	25,813	1,780
	National Research Corp.	32,102	1,765
*	PetIQ Inc.	51,401	1,599
*	Tivity Health Inc.	122,719	1,555
	Option Care Health Inc.	90,236	1,331
*	Community Health Systems Inc.	227,991	1,124
*	Apollo Medical Holdings Inc.	62,451	1,091
*	Triple-S Management Corp.	62,838	942
*	Cross Country Healthcare Inc.	95,193	902
*	Surgery Partners Inc.	51,175	840
*	Avalon GloboCare Corp.	64,502	92
			1,921,921
Health Care Technology (1.6%)
	Cerner Corp.	809,748	56,091
*	Veeva Systems Inc.	338,715	48,087
*,^	Teladoc Health Inc.	177,325	22,159
*	Omnicell Inc.	108,183	8,814
*	HMS Holdings Corp.	227,268	5,220
*	Inovalon Holdings Inc.	175,521	3,419
*	Allscripts Healthcare Solutions Inc.	419,163	3,161
*,^	Tabula Rasa HealthCare Inc.	48,440	2,721
*	Inspire Medical Systems Inc.	31,183	2,678
*	Vocera Communications Inc.	81,033	1,976
*	Evolent Health Inc.	194,833	1,800
*,^	Change Healthcare Inc.	127,553	1,733
*	NextGen Healthcare Inc.	125,113	1,636
*	HealthStream Inc.	66,213	1,610
	Simulations Plus Inc.	31,588	1,029
	Computer Programs & Systems Inc.	35,763	958
*	Castlight Health Inc.	231,194	210
			163,302
Life Sciences Tools & Services (7.3%)
	Thermo Fisher Scientific Inc.	1,033,194	300,453
*	Illumina Inc.	378,655	100,597
	Agilent Technologies Inc.	796,697	61,401
*	IQVIA Holdings Inc.	425,156	59,305
*	Mettler-Toledo International Inc.	62,765	44,042
*	Waters Corp.	166,034	32,358

Health Care Index Fund

			Market
			Value•
		Shares	($000)
	PerkinElmer Inc.	286,146	24,735
*	Bio-Rad Laboratories Inc.	57,631	20,287
*	Charles River Laboratories International Inc.	125,910	19,588
	Bio-Techne Corp.	98,263	18,561
*	PRA Health Sciences Inc.	163,125	15,366
	Bruker Corp.	278,111	12,115
	Avantor Inc.	735,377	11,582
*	Repligen Corp.	120,828	10,343
*	Syneos Health Inc.	160,691	10,180
*	NeoGenomics Inc.	255,787	7,246
*	Medpace Holdings Inc.	74,322	6,685
	PPD Inc.	174,819	4,874
	Luminex Corp.	104,536	2,588
*	Codexis Inc.	143,355	1,670
*	Pacific Biosciences of California Inc.	335,478	1,141
*,^	Accelerate Diagnostics Inc.	77,618	994
*	Quanterix Corp.	36,322	829
*	Personalis Inc.	24,301	212
			767,152
Other (0.0%)[1]
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	157,578	139
*,§,^	Corium CVR	65,324	12
*,§	Clinical Data CVR	8,685	—
			151
Pharmaceuticals (29.2%)
	Johnson & Johnson	6,782,350	912,090
	Merck & Co. Inc.	6,560,799	502,295
	Pfizer Inc.	14,030,596	468,903
	Bristol-Myers Squibb Co.	6,040,274	356,739
	Eli Lilly & Co.	2,226,739	280,859
	Zoetis Inc.	1,227,106	163,487
	Allergan plc	845,829	161,274
*	Elanco Animal Health Inc.	1,020,236	27,954
*	Mylan NV	1,330,854	22,877
*	Catalent Inc.	377,222	19,438
	Perrigo Co. plc	333,406	16,900
*	Jazz Pharmaceuticals plc	145,804	16,706
*	Horizon Therapeutics plc	482,957	16,527
*	Reata Pharmaceuticals Inc.	56,127	10,931
*	Nektar Therapeutics Class A	453,631	9,440
*	MyoKardia Inc.	113,324	7,184
*	Prestige Consumer Healthcare Inc.	129,502	4,838
*	Axsome Therapeutics Inc.	61,949	4,832
*	Pacira BioSciences Inc.	97,328	4,222
*	Corcept Therapeutics Inc.	265,205	3,347
*	Intra-Cellular Therapies Inc.	150,467	3,175
*	Endo International plc	526,372	2,906
*	Revance Therapeutics Inc.	119,788	2,770
*	Zogenix Inc.	108,606	2,724
*	Theravance Biopharma Inc.	109,784	2,673
*	Innoviva Inc.	182,830	2,463
*	Supernus Pharmaceuticals Inc.	135,318	2,434
*	Arvinas Inc.	50,705	2,390
*,^	Aerie Pharmaceuticals Inc.	113,541	1,987
*	Intersect ENT Inc.	81,289	1,940
*	Collegium Pharmaceutical Inc.	69,632	1,654
*	Tricida Inc.	51,802	1,646
*,^	Cara Therapeutics Inc.	108,418	1,630
*,^	Omeros Corp.	123,680	1,473
*	Amphastar Pharmaceuticals Inc.	90,798	1,397
	Phibro Animal Health Corp.	52,294	1,320
*	ANI Pharmaceuticals Inc.	23,345	1,121
*	Odonate Therapeutics Inc.	37,221	1,101
*,^	TherapeuticsMD Inc.	624,542	1,055
*,^	Tilray Inc.	64,939	937
*,^	Mallinckrodt plc	216,949	929
*	SIGA Technologies Inc.	135,993	679
*	Amneal Pharmaceuticals Inc.	164,856	635
*,^	Evolus Inc.	60,418	519
*	WaVe Life Sciences Ltd.	49,187	415
*	Verrica Pharmaceuticals Inc.	29,217	347
*	Optinose Inc.	55,728	337
*	Xeris Pharmaceuticals Inc.	80,973	288
*	Akorn Inc.	244,108	283
*,^	Kala Pharmaceuticals Inc.	44,690	239
*	Cymabay Therapeutics Inc.	97,124	161
*	Eloxx Pharmaceuticals Inc.	26,213	82
			3,054,553
Total Common Stocks (Cost $8,925,534)			10,463,239
Temporary Cash Investment (0.5%)
2,3	Vanguard Market Liquidity Fund, 1.706% (Cost $54,098)	540,943	54,111
Total Investments (100.4%) (Cost $8,979,632)			10,517,350
Other Assets and Liabilities—Net (-0.4%)[3,4]			(41,029)
Net Assets (100%)			10,476,321

Cost rounded to $000.

•	See Note A in Notes to the Financial Statements.
*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $51,002,000.

§	Security value determined using significant unobservable inputs.

1	“Other” represents securities that are not classified by the fund’s benchmark index.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Collateral of $55,663,000 was received for securities on loan, of which $54,088,000 is held in Vanguard Market Liquidity Fund and $1,575,000 is held in cash.

4	Cash of $470,000 has been segregated as collateral for open over-the-counter swap contracts.

CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps

				Floating
				Interest Rate		Value and	Value and
			Notional	Received		Unrealized	Unrealized
	Termination		Amount	(Paid	)[1]	Appreciation	(Depreciation )
Reference Entity	Date	Counterparty	($000)	(%	)	($000)	($000)
Pfizer Inc.	2/2/21	GSI	8,354	(1.647)		—	(670)

1	Payment received/paid monthly.

GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $8,925,534)	10,463,239
Affiliated Issuers (Cost $54,098)	54,111
Total Investments in Securities	10,517,350
Investment in Vanguard	494
Cash Collateral Pledged—Over-the-Counter Swap Contracts	470
Receivables for Investment Securities Sold	50,339
Receivables for Accrued Income	18,441
Receivables for Capital Shares Issued	3,137
Total Assets	10,590,231
Liabilities
Due to Custodian	11,609
Payables for Investment Securities Purchased	38,495
Collateral for Securities on Loan	55,663
Payables for Capital Shares Redeemed	5,878
Payables to Vanguard	1,595
Unrealized Depreciation—Over-the-Counter Swap Contracts	670
Total Liabilities	113,910
Net Assets	10,476,321

At February 29, 2020, net assets consisted of:

Paid-in Capital	8,760,983
Total Distributable Earnings (Loss)	1,715,338
Net Assets	10,476,321

ETF Shares—Net Assets
Applicable to 51,949,423 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,105,975
Net Asset Value Per Share—ETF Shares	$175.29

Admiral Shares—Net Assets
Applicable to 15,628,586 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,370,346
Net Asset Value Per Share—Admiral Shares	$87.68

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	82,361
Interest[1]	42
Securities Lending—Net	1,518
Total Income	83,921
Expenses
The Vanguard Group—Note B
Investment Advisory Services	816
Management and Administrative—ETF Shares	3,628
Management and Administrative—Admiral Shares	543
Marketing and Distribution—ETF Shares	256
Marketing and Distribution—Admiral Shares	53
Custodian Fees	2
Shareholders’ Reports—ETF Shares	125
Shareholders’ Reports—Admiral Shares	4
Trustees’ Fees and Expenses	3
Total Expenses	5,430
Expenses Paid Indirectly	(2)
Net Expenses	5,428
Net Investment Income	78,493
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	292,472
Swap Contracts	594
Realized Net Gain (Loss)	293,066
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	8,656
Swap Contracts	(994)
Change in Unrealized Appreciation (Depreciation)	7,662
Net Increase (Decrease) in Net Assets Resulting from Operations	379,221

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $ 42,000, ($ 4,000), and $9,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $340,963,000 of net gain (loss resulting in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	78,493	216,225
Realized Net Gain (Loss)	293,066	426,803
Change in Unrealized Appreciation (Depreciation)	7,662	(874,477)
Net Increase (Decrease) in Net Assets Resulting from Operations	379,221	(231,449)
Distributions[1]
ETF Shares	(70,348)	(183,804)
Admiral Shares	(10,403)	(26,640)
Total Distributions	(80,751)	(210,444)
Capital Share Transactions
ETF Shares	(51,015)	692,430
Admiral Shares	14,608	121,577
Net Increase (Decrease) from Capital Share Transactions	(36,407)	814,007
Total Increase (Decrease)	262,063	372,114
Net Assets
Beginning of Period	10,214,258	9,842,144
End of Period	10,476,321	10,214,258

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$169.74	$177.07	$151.13	$133.25	$132.34	$117.17
Investment Operations
Net Investment Income	1.315[1]	3.600[1,2]	2.194[1]	1.994[1]	1.795	1.350
Net Realized and Unrealized Gain (Loss) on Investments	5.585	(7.457)	25.846	17.846	1.559	15.105
Total from Investment Operations	6.900	(3.857)	28.040	19.840	3.354	16.455
Distributions
Dividends from Net Investment Income	(1.350)	(3.473)	(2.100)	(1.960)	(2.444)	(1.285)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.350)	(3.473)	(2.100)	(1.960)	(2.444)	(1.285)
Net Asset Value, End of Period	$175.29	$169.74	$177.07	$151.13	$133.25	$132.34
Total Return	4.05%	-2.22%	18.75%	15.06%	2.61%	14.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,106	$8,899	$8,594	$7,002	$5,708	$5,826
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.45%	2.12%[2]	1.38%	1.46%	1.40%	1.25%
Portfolio Turnover Rate[3]	3%	5%	6%	4%	7%	4%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Net investment income per share and the ratio of net investment income to average net assets include $1.132 and 0.67%, respectively, resulting from a cash payment received in connection with the merger of Cigna Corp. and Express Scripts Holding Co. in December 2018.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$84.91	$88.57	$75.60	$66.65	$66.20	$58.61
Investment Operations
Net Investment Income	.657[1]	1.804[1,2]	1.101[1]	.996[1]	.898	.676
Net Realized and Unrealized Gain (Loss) on Investments	2.788	(3.727)	12.920	8.934	.774	7.557
Total from Investment Operations	3.445	(1.923)	14.021	9.930	1.672	8.233
Distributions
Dividends from Net Investment Income	(.675)	(1.737)	(1.051)	(.980)	(1.222)	(.643)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.675)	(1.737)	(1.051)	(.980)	(1.222)	(.643)
Net Asset Value, End of Period	$87.68	$84.91	$88.57	$75.60	$66.65	$66.20
Total Return[3]	4.05%	-2.21%	18.74%	15.07%	2.61%	14.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,370	$1,316	$1,248	$924	$800	$824
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.45%	2.12%[2]	1.38%	1.46%	1.40%	1.24%
Portfolio Turnover Rate[4]	3%	5%	6%	4%	7%	4%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Net investment income per share and the ratio of net investment income to average net assets include $.566 and 0.67%, respectively, resulting from a cash payment received in connection with the merger of Cigna Corp. and Express Scripts Holding Co. in December 2018.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund

Notes to Financial Statements

Vanguard Health Care Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended February 29, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Health Care Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Health Care Index Fund

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $494,000, representing less than 0.01% of the fund’s net assets and 0.20% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	10,463,088	—	151	10,463,239
Temporary Cash Investments	54,111	—	—	54,111
Total	10,517,199	—	151	10,517,350
Derivative Financial Instruments
Liabilities
Swap Contracts	—	670	—	670

D.  As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	8,979,668
Gross Unrealized Appreciation	2,236,405
Gross Unrealized Depreciation	(699,393)
Net Unrealized Appreciation (Depreciation)	1,537,012

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $140,248,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Health Care Index Fund

E.  During the six months ended February 29, 2020, the fund purchased $1,115,326,000 of investment securities and sold $1,161,704,000 of investment securities, other than temporary cash investments. Purchases and sales include $708,088,000 and $831,609,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	788,451	4,250	1,841,149	10,713
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(839,466)	(4,725)	(1,148,719)	(6,825)
Net Increase (Decrease)—ETF Shares	(51,015)	(475)	692,430	3,888
Admiral Shares
Issued	184,244	1,998	463,889	5,465
Issued in Lieu of Cash Distributions	9,182	103	23,415	269
Redeemed	(178,818)	(1,968)	(365,727)	(4,327)
Net Increase (Decrease)—Admiral Shares	14,608	133	121,577	1,407

G.  Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

Industrials Index Fund

Sector Diversification

As of February 29, 2020

Aerospace & Defense	23.4%
Agricultural & Farm Machinery	2.1
Air Freight & Logistics	4.7
Airlines	3.1
Airport Services	0.1
Building Products	4.1
Commercial Printing	0.2
Construction & Engineering	1.7
Construction Machinery & Heavy Trucks	5.6
Diversified Support Services	2.1
Electrical Components & Equipment	5.7
Environmental & Facilities Services	4.4
Heavy Electrical Equipment	0.1
Human Resource & Employment Services	0.8
Industrial Conglomerates	12.2
Industrial Machinery	11.5
Marine	0.2
Office Services & Supplies	0.5
Railroads	7.9
Research & Consulting Services	4.6
Security & Alarm Services	0.2
Trading Companies & Distributors	3.2
Trucking	1.6

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Industrials Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)
Aerospace & Defense (23.5%)
	Boeing Co.	601,896	165,588
	United Technologies Corp.	923,072	120,544
	Lockheed Martin Corp.	285,726	105,681
	Northrop Grumman Corp.	180,249	59,273
	Raytheon Co.	313,517	59,117
	L3Harris Technologies Inc.	248,876	49,210
	General Dynamics Corp.	276,922	44,222
	TransDigm Group Inc.	54,225	30,247
*	Teledyne Technologies Inc.	41,008	13,833
	Arconic Inc.	438,961	12,883
	Textron Inc.	256,714	10,423
	Huntington Ingalls Industries Inc.	46,113	9,478
	HEICO Corp. Class A	85,910	7,588
	Spirit AeroSystems Holdings Inc.	116,488	6,155
	Hexcel Corp.	94,910	6,134
	BWX Technologies Inc.	107,139	5,875
	Curtiss-Wright Corp.	45,701	5,481
	HEICO Corp.	48,380	5,218
*	Axon Enterprise Inc.	66,748	5,164
*	Mercury Systems Inc.	62,492	4,591
*	Aerojet Rocketdyne Holdings Inc.	79,669	3,926
	Moog Inc.	36,274	2,797
	Cubic Corp.	33,574	1,828
*	Kratos Defense & Security Solutions Inc.	102,256	1,663
	AAR Corp.	37,301	1,289
*	AeroVironment Inc.	24,121	1,240
*	Parsons Corp.	27,655	1,081
	Triumph Group Inc.	55,770	1,060
	Maxar Technologies Inc.	67,885	1,033
*	Ducommun Inc.	12,603	563
*	Astronics Corp.	25,955	526
	National Presto Industries Inc.	5,541	435
	Park Aerospace Corp.	21,642	301
			744,447
Air Freight & Logistics (4.7%)
	United Parcel Service Inc.	788,983	71,395
	FedEx Corp.	279,183	39,412
	Expeditors International of Washington Inc.	191,944	13,517
	CH Robinson Worldwide Inc.	152,171	10,485
*	XPO Logistics Inc.	103,844	7,681
	Forward Air Corp.	31,640	1,867
*	Hub Group Inc.	37,671	1,741
*	Air Transport Services Group Inc.	67,472	1,208
*	Atlas Air Worldwide Holdings Inc.	29,479	788
*	Echo Global Logistics Inc.	30,664	566
*	Radiant Logistics Inc.	40,454	178
			148,838
Airlines (3.1%)
	Delta Air Lines Inc.	655,460	30,236
	Southwest Airlines Co.	533,214	24,629
*	United Airlines Holdings Inc.	256,635	15,806
	American Airlines Group Inc.	443,139	8,442
	Alaska Air Group Inc.	138,545	6,991
*	JetBlue Airways Corp.	324,265	5,117
	SkyWest Inc.	56,726	2,575
*	Spirit Airlines Inc.	77,080	2,193
	Allegiant Travel Co.	14,708	1,994
	Hawaiian Holdings Inc.	52,589	1,098
			99,081
Building Products (4.1%)
	Johnson Controls
	International plc	868,470	31,760
	Masco Corp.	320,058	13,225
	Allegion plc	104,535	12,021
	Fortune Brands Home & Security Inc.	156,494	9,664
	Lennox International Inc.	39,089	8,917
	Owens Corning	122,393	6,914
*	Trex Co. Inc.	65,683	6,283
	AO Smith Corp.	154,084	6,094
	Armstrong World Industries Inc.	51,793	5,187
	Simpson Manufacturing Co. Inc.	44,837	3,561
	Universal Forest Products Inc.	69,060	3,236
*	Builders FirstSource Inc.	130,737	2,969
	AAON Inc.	47,027	2,587
	Advanced Drainage Systems Inc.	57,680	2,415
*	Masonite International Corp.	27,947	2,054
*	Gibraltar Industries Inc.	36,389	1,844
*	Resideo Technologies Inc.	138,726	1,491
*	American Woodmark Corp.	17,007	1,425
*	JELD-WEN Holding Inc.	73,741	1,386
	Patrick Industries Inc.	25,445	1,344
	CSW Industrials Inc.	16,864	1,110
*	PGT Innovations Inc.	65,206	989
	Apogee Enterprises Inc.	28,633	864
	Griffon Corp.	42,577	741
	Quanex Building Products Corp.	37,730	634
*	Cornerstone Building Brands Inc.	78,379	576
	Insteel Industries Inc.	20,862	415
*	Armstrong Flooring Inc.	24,201	64
			129,770
Commercial Services & Supplies (7.4%)
	Waste Management Inc.	477,714	52,936
	Waste Connections Inc.	296,718	28,630
	Cintas Corp.	99,034	26,416
	Republic Services Inc.	251,717	22,720
*	Copart Inc.	235,571	19,901
*	IAA Inc.	150,224	6,418
	Rollins Inc.	165,816	6,208
*	Stericycle Inc.	102,533	5,889
	MSA Safety Inc.	41,506	5,050
	Tetra Tech Inc.	61,528	4,976
	Brink’s Co.	56,217	4,401
*	Clean Harbors Inc.	59,800	4,157
	UniFirst Corp.	17,158	3,188
*	Advanced Disposal Services Inc.	85,476	2,826
	KAR Auction Services Inc.	144,668	2,785
	Brady Corp. Class A	56,092	2,655
*	Cimpress plc	21,860	2,545
	ABM Industries Inc.	74,828	2,463
*	Casella Waste Systems Inc.	50,076	2,426
	Healthcare Services Group Inc.	83,712	2,305
	Herman Miller Inc.	66,478	2,276
	Mobile Mini Inc.	49,728	1,939
	McGrath RentCorp	27,406	1,903
	Covanta Holding Corp.	132,234	1,767
	Steelcase Inc.	99,251	1,610
	HNI Corp.	48,307	1,586
	Deluxe Corp.	47,029	1,566
	US Ecology Inc.	30,202	1,270
	Viad Corp.	22,758	1,143
^	ADT Inc.	168,651	1,078
*	Harsco Corp.	87,641	1,051
	Matthews International Corp.	35,102	1,038
	Knoll Inc.	55,472	979
	Interface Inc.	66,502	970
*	SP Plus Corp.	26,154	955
	ACCO Brands Corp.	108,759	871
	Kimball International Inc.	41,043	664
	Pitney Bowes Inc.	190,113	650
	Ennis Inc.	29,295	589
*	BrightView Holdings Inc.	36,066	505
*	Heritage-Crystal Clean Inc.	16,712	440
*	Team Inc.	32,082	408
	VSE Corp.	9,850	290
	Quad/Graphics Inc.	36,520	175
*	Civeo Corp.	149,211	175
	RR Donnelley & Sons Co.	76,415	145
			234,938
Construction & Engineering (1.7%)
	Jacobs Engineering Group Inc.	149,760	13,829
*	Aecom	176,806	7,946
	Quanta Services Inc.	160,177	6,107
	EMCOR Group Inc.	63,032	4,848
*	MasTec Inc.	68,903	3,382
	Valmont Industries Inc.	24,212	2,814
	Arcosa Inc.	48,792	2,096
	Comfort Systems USA Inc.	41,255	1,742
	Fluor Corp.	150,173	1,400
*	WillScot Corp.	61,074	1,071
	Granite Construction Inc.	52,444	1,066

Industrials Index Fund

			Market
			Value•
		Shares	($000)
*	Dycom Industries Inc.	35,635	1,053
	Primoris Services Corp.	48,369	918
	Argan Inc.	15,993	667
*	Tutor Perini Corp.	45,582	661
*	Aegion Corp.	34,071	614
*	NV5 Global Inc.	11,434	612
*	Ameresco Inc.	23,124	521
*	MYR Group Inc.	18,768	479
*	Construction Partners Inc. Class A	19,800	337
*	IES Holdings Inc.	9,953	232
			52,395
Electrical Equipment (5.7%)
	Emerson Electric Co.	686,191	43,992
	Eaton Corp. plc	465,617	42,241
	Rockwell Automation Inc.	130,168	23,886
	AMETEK Inc.	257,293	22,127
	Hubbell Inc.	61,215	8,156
*	Sensata Technologies Holding plc	178,681	7,290
*	Generac Holdings Inc.	70,411	7,252
	Acuity Brands Inc.	44,462	4,573
	nVent Electric plc	170,797	4,101
	Regal Beloit Corp.	46,078	3,578
	EnerSys	47,438	2,921
*	Atkore International Group Inc.	52,934	1,954
*	Sunrun Inc.	86,404	1,671
*,^	Plug Power Inc.	336,748	1,461
	Encore Wire Corp.	23,386	1,145
	AZZ Inc.	29,607	1,092
*	Vicor Corp.	21,020	909
*	TPI Composites Inc.	31,529	749
*,^	Bloom Energy Corp. Class A	76,959	698
	GrafTech International Ltd.	80,149	654
*	Thermon Group Holdings Inc.	36,479	641
*	Vivint Solar Inc.	47,176	530
	Powell Industries Inc.	10,219	342
	Allied Motion Technologies Inc.	8,549	329
			182,292
Industrial Conglomerates (12.2%)
	Honeywell International Inc.	804,463	130,460
	General Electric Co.	9,832,542	106,978
	3M Co.	647,457	96,626
	Roper Technologies Inc.	117,116	41,190
	Carlisle Cos. Inc.	63,796	9,269
	Raven Industries Inc.	40,107	1,151
			385,674
Machinery (19.1%)
	Caterpillar Inc.	622,297	77,314
	Illinois Tool Works Inc.	361,936	60,726
	Deere & Co.	336,806	52,703
	Ingersoll-Rand plc	268,478	34,644
	Parker-Hannifin Corp.	144,575	26,713
	PACCAR Inc.	389,742	26,074
	Cummins Inc.	163,968	24,807
	Stanley Black & Decker Inc.	171,057	24,581
	Fortive Corp.	340,098	23,521
	Dover Corp.	163,446	16,792
	Xylem Inc.	202,614	15,670
	Westinghouse Air Brake Technologies Corp.	204,908	14,077
	IDEX Corp.	85,589	12,667
	Graco Inc.	187,678	9,256
	Snap-on Inc.	61,741	8,937
	Toro Co.	119,983	8,570
	Nordson Corp.	58,234	8,461
*	WABCO Holdings Inc.	57,880	7,820
	Pentair plc	179,685	7,078
*	Middleby Corp.	63,225	7,069
	Woodward Inc.	62,772	6,478
	Donaldson Co. Inc.	141,933	6,398
	Flowserve Corp.	147,405	5,924
	ITT Inc.	98,479	5,924
	Oshkosh Corp.	76,527	5,521
	Lincoln Electric Holdings Inc.	65,331	5,350
*	Gardner Denver Holdings Inc.	158,472	5,196
	Allison Transmission Holdings Inc.	127,432	5,174
*	RBC Bearings Inc.	28,193	4,826
	AGCO Corp.	72,228	4,365
	Rexnord Corp.	138,340	4,034
	Crane Co.	53,834	3,658
	John Bean Technologies Corp.	35,625	3,451
	Timken Co.	76,240	3,419
*	Colfax Corp.	99,406	3,327
	Watts Water Technologies Inc.	31,051	2,916
	Barnes Group Inc.	54,057	2,903
	ESCO Technologies Inc.	29,251	2,660
	Kennametal Inc.	93,336	2,595
*	Proto Labs Inc.	28,735	2,518
	Trinity Industries Inc.	117,153	2,384
	Franklin Electric Co. Inc.	44,558	2,303
	Albany International Corp.	34,549	2,214
	Altra Industrial Motion Corp.	72,727	2,191
*	Chart Industries Inc.	38,269	2,178
*	SPX Corp.	49,689	2,083
*	Welbilt Inc.	151,214	1,999
	Federal Signal Corp.	67,972	1,971
	Hillenbrand Inc.	83,710	1,959
	Mueller Water Products Inc.	177,471	1,943
*	Evoqua Water Technologies Corp.	90,107	1,890
*	Navistar International Corp.	50,427	1,831
*	Meritor Inc.	78,883	1,790
	Terex Corp.	80,636	1,775
*	SPX FLOW Inc.	47,933	1,763
	Mueller Industries Inc.	60,790	1,701
*	Enerpac Tool Group Corp. Class A	68,120	1,456
	Tennant Co.	19,601	1,402
*	TriMas Corp.	50,844	1,289
	Helios Technologies Inc.	32,238	1,281
	Alamo Group Inc.	11,292	1,251
	EnPro Industries Inc.	22,395	1,208
	Lindsay Corp.	12,193	1,208
	Kadant Inc.	12,767	1,160
	Douglas Dynamics Inc.	25,915	1,128
	Astec Industries Inc.	24,303	913
	Greenbrier Cos. Inc.	36,775	891
	Standex International Corp.	13,970	886
	Columbus McKinnon Corp.	25,019	778
*,^	Gates Industrial Corp. plc	65,345	684
*	CIRCOR International Inc.	18,714	673
	Wabash National Corp.	61,258	673
	Gorman-Rupp Co.	20,453	654
*	Manitowoc Co. Inc.	38,844	484
*	Energy Recovery Inc.	38,066	375
	NN Inc.	46,439	360
	Hyster-Yale Materials Handling Inc.	7,376	355
*	Blue Bird Corp.	15,789	282
	Omega Flex Inc.	3,262	255
	REV Group Inc.	30,413	238
*	Lydall Inc.	18,975	226
	Park-Ohio Holdings Corp.	9,100	223
	Briggs & Stratton Corp.	46,216	147
	Titan International Inc.	56,345	125
			606,697
Marine (0.2%)
*	Kirby Corp.	64,076	4,085
	Matson Inc.	48,491	1,610
	Genco Shipping & Trading Ltd.	18,010	138
*,^	Eagle Bulk Shipping Inc.	38,516	128
			5,961
Professional Services (5.4%)
	IHS Markit Ltd.	429,093	30,569
*	CoStar Group Inc.	41,261	27,545
	Verisk Analytics Inc.	175,189	27,174
	Equifax Inc.	136,250	19,353
	TransUnion	211,884	18,841
	Nielsen Holdings plc	400,425	7,292
	Robert Half International Inc.	130,527	6,580
	ManpowerGroup Inc.	66,299	5,035
*	FTI Consulting Inc.	42,334	4,766
	Exponent Inc.	58,350	4,297
*	ASGN Inc.	59,398	3,012
	Insperity Inc.	42,689	2,872
*	TriNet Group Inc.	51,162	2,704
	Korn Ferry	62,960	2,202
	ICF International Inc.	21,184	1,610
*	CBIZ Inc.	58,713	1,529
*	Huron Consulting Group Inc.	25,629	1,521
	Kforce Inc.	22,957	699
*	TrueBlue Inc.	43,351	645
	Kelly Services Inc.	36,254	602
*	Upwork Inc.	61,817	536
	Barrett Business Services Inc.	8,443	506
	Heidrick & Struggles International Inc.	22,214	495
*	Forrester Research Inc.	12,573	453
	Resources Connection Inc.	34,337	430
	CRA International Inc.	8,775	408
*	Willdan Group Inc.	12,316	379
*	Mistras Group Inc.	20,269	159
			172,214
Road & Rail (9.5%)
	Union Pacific Corp.	781,444	124,883
	CSX Corp.	831,562	58,584
	Norfolk Southern Corp.	273,563	49,884
	Kansas City Southern	111,691	16,830
	Old Dominion Freight Line Inc.	71,854	13,925
	JB Hunt Transport Services Inc.	95,969	9,255
	Knight-Swift Transportation Holdings Inc.	144,129	4,604
	Landstar System Inc.	44,411	4,484

Industrials Index Fund

			Market
			Value•
		Shares	($000)
	Amerco	9,902	3,194
*	Saia Inc.	29,107	2,541
*	Lyft Inc. Class A	64,547	2,461
	Ryder System Inc.	60,110	2,287
*	Avis Budget Group Inc.	70,504	2,283
	Werner Enterprises Inc.	50,907	1,710
*	Hertz Global Holdings Inc.	96,706	1,237
	Schneider National Inc.	58,082	1,040
	Heartland Express Inc.	50,553	905
	Marten Transport Ltd.	45,607	891
	ArcBest Corp.	28,743	569
*	Covenant Transportation Group Inc.	13,992	169
*	Daseke Inc.	50,083	165
	Universal Logistics Holdings Inc.	9,344	144
*	US Xpress Enterprises Inc.	23,227	100
			302,145
Trading Companies & Distributors (3.2%)
	Fastenal Co.	645,315	22,083
	WW Grainger Inc.	51,617	14,326
*	United Rentals Inc.	84,781	11,232
*	HD Supply Holdings Inc.	186,357	7,085
	Watsco Inc.	36,734	5,766
	Air Lease Corp.	120,594	4,626
*	SiteOne Landscape Supply Inc.	44,237	4,391
	MSC Industrial Direct Co. Inc. Class A	50,682	3,133
	GATX Corp.	37,419	2,677
*	Univar Solutions Inc.	151,855	2,580
	Applied Industrial Technologies Inc.	43,592	2,571

*	Beacon Roofing Supply Inc.	77,096	2,290
	Aircastle Ltd.	63,227	2,014
	Triton International Ltd.	56,928	1,957
*	BMC Stock Holdings Inc.	75,121	1,843
*	WESCO International Inc.	44,477	1,804
	Kaman Corp.	28,233	1,566
	Rush Enterprises Inc. Class A	31,676	1,328
*	NOW Inc.	121,898	1,076
*	GMS Inc.	47,085	1,076
*	Herc Holdings Inc.	24,131	885
	H&E Equipment Services Inc.	36,628	870
*	MRC Global Inc.	93,302	812
*	DXP Enterprises Inc.	19,140	543
*	CAI International Inc.	18,376	455
*	Foundation Building Materials Inc.	23,803	371
	Systemax Inc.	14,533	303
*	Titan Machinery Inc.	21,020	212
	Rush Enterprises Inc. Class B	4,126	173
*	Veritiv Corp.	13,830	167
*	General Finance Corp.	17,626	137
*	EVI Industries Inc.	4,488	99
			100,451
Transportation Infrastructure (0.1%)
	Macquarie Infrastructure Corp.	82,445	3,236
Total Common Stocks (Cost $3,128,859)			3,168,139
Temporary Cash Investment (0.1%)
1,2	Vanguard Market Liquidity Fund, 1.706%
	(Cost $3,665)	36,650	3,666
Total Investments (100.0%) (Cost $3,132,524)			3,171,805
Other Assets and Liabilities—Net (0.0%)[2,3]			285
Net Assets (100%)			3,172,090

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,266,000.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2	Collateral of $3,663,000 was received for securities on loan.

3	Cash of $460,000 has been segregated as collateral for open over-the-counter swap contracts.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps

				Floating
				Interest Rate		Value and	Value and
			Notional	Received		Unrealized	Unrealized
	Termination		Amount	(Paid	)[1]	Appreciation	(Depreciation )
Reference Entity	Date	Counterparty	($000)	(%	)	($000)	($000)
Norfolk Southern	2/2/21	GSI	4,160	(1.647)		—	(496)
1	Payment received/paid monthly.

GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,128,859)	3,168,139
Affiliated Issuers (Cost $3,665)	3,666
Total Investments in Securities	3,171,805
Investment in Vanguard	164
Cash Collateral Pledged—Over-the-Counter Swap Contracts	460
Receivables for Investment Securities Sold	11,906
Receivables for Accrued Income	9,444
Receivables for Capital Shares Issued	302
Total Assets	3,194,081
Liabilities
Due to Custodian	2,309
Payables for Investment Securities Purchased	14,345
Collateral for Securities on Loan	3,663
Payables for Capital Shares Redeemed	599
Payables to Vanguard	579
Unrealized Depreciation—Over-the-Counter Swap Contracts	496
Total Liabilities	21,991
Net Assets	3,172,090
At February 29, 2020, net assets consisted of:

Paid-in Capital	2,990,496
Total Distributable Earnings (Loss)	181,594
Net Assets	3,172,090

ETF Shares—Net Assets
Applicable to 21,438,022 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,975,630
Net Asset Value Per Share—ETF Shares	$138.80

Admiral Shares—Net Assets
Applicable to 2,755,090 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	196,460
Net Asset Value Per Share—Admiral Shares	$71.31

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	34,333
Interest[1]	22
Securities Lending—Net	103
Total Income	34,458
Expenses
The Vanguard Group—Note B
Investment Advisory Services	285
Management and Administrative—ETF Shares	1,301
Management and Administrative—Admiral Shares	82
Marketing and Distribution—ETF Shares	104
Marketing and Distribution—Admiral Shares	8
Custodian Fees	9
Shareholders’ Reports—ETF Shares	104
Shareholders’ Reports—Admiral Shares	2
Trustees’ Fees and Expenses	1
Total Expenses	1,896
Net Investment Income	32,562
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	171,230
Swap Contracts	765
Realized Net Gain (Loss)	171,995
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(248,241)
Swap Contracts	(597)
Change in Unrealized Appreciation (Depreciation)	(248,838)
Net Increase (Decrease) in Net Assets Resulting from Operations	(44,281)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $ 22,000, $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $174,334,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	32,562	69,081
Realized Net Gain (Loss)	171,995	268,524
Change in Unrealized Appreciation (Depreciation)	(248,838)	(460,158)
Net Increase (Decrease) in Net Assets Resulting from Operations	(44,281)	(122,553)
Distributions[1]
ETF Shares	(33,435)	(62,999)
Admiral Shares	(2,000)	(3,522)
Total Distributions	(35,435)	(66,521)
Capital Share Transactions
ETF Shares	(407,491)	(317,178)
Admiral Shares	(110)	(4,653)
Net Increase (Decrease) from Capital Share Transactions	(407,601)	(321,831)
Total Increase (Decrease)	(487,317)	(510,905)
Net Assets
Beginning of Period	3,659,407	4,170,312
End of Period	3,172,090	3,659,407
1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$142.53	$146.12	$128.70	$111.57	$99.23	$103.95
Investment Operations
Net Investment Income	1.298[1]	2.597[1]	2.263[1]	2.383[1]	2.083	1.914
Net Realized and Unrealized Gain (Loss) on Investments	(3.627)	(3.754)	17.412	16.998	13.204	(4.961)
Total from Investment Operations	(2.329)	(1.157)	19.675	19.381	15.287	(3.047)
Distributions
Dividends from Net Investment Income	(1.401)	(2.433)	(2.255)	(2.251)	(2.947)	(1.673)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.401)	(2.433)	(2.255)	(2.251)	(2.947)	(1.673)
Net Asset Value, End of Period	$138.80	$142.53	$146.12	$128.70	$111.57	$99.23

Total Return	-1.70%	-0.73%	15.41%	17.55%	15.78%	-3.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,976	$3,457	$3,957	$3,202	$2,338	$1,898
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.63%	1.87%	1.62%	1.95%	2.08%	1.83%
Portfolio Turnover Rate[2]	1%	4%	4%	5%	8%	4%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$73.22	$75.07	$66.12	$57.32	$50.98	$53.40
Investment Operations
Net Investment Income	.672[1]	1.340[1]	1.154[1]	1.237[1]	1.069	.982
Net Realized and Unrealized Gain (Loss) on Investments	(1.862)	(1.941)	8.955	8.721	6.783	(2.541)
Total from Investment Operations	(1.190)	(.601)	10.109	9.958	7.852	(1.559)
Distributions
Dividends from Net Investment Income	(.720)	(1.249)	(1.159)	(1.158)	(1.512)	(.861)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.720)	(1.249)	(1.159)	(1.158)	(1.512)	(.861)
Net Asset Value, End of Period	$71.31	$73.22	$75.07	$66.12	$57.32	$50.98

Total Return[2]	-1.70%	-0.75%	15.41%	17.55%	15.77%	-2.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$196	$202	$213	$176	$77	$66
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.64%	1.87%	1.62%	1.95%	2.08%	1.83%
Portfolio Turnover Rate[3]	1%	4%	4%	5%	8%	4%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund

Notes to Financial Statements

Vanguard Industrials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended February 29, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Industrials Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Industrials Index Fund

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $164,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	3,168,139	—	—	3,168,139
Temporary Cash Investments	3,666	—	—	3,666
Total	3,171,805	—	—	3,171,805
Derivative Financial Instruments
Liabilities
Swap Contracts	—	496	—	496

D.  As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,132,929
Gross Unrealized Appreciation	496,948
Gross Unrealized Depreciation	(458,568)
Net Unrealized Appreciation (Depreciation)	38,380

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $42,411,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Industrials Index Fund

E.  During the six months ended February 29, 2020, the fund purchased $158,202,000 of investment securities and sold $568,655,000 of investment securities, other than temporary cash investments. Purchases and sales include $95,137,000 and $536,968,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	129,824	856	613,810	4,352
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(537,315)	(3,675)	(930,988)	(7,175)
Net Increase (Decrease)—ETF Shares	(407,491)	(2,819)	(317,178)	(2,823)
Admiral Shares
Issued	48,952	624	68,108	955
Issued in Lieu of Cash Distributions	1,715	22	2,995	42
Redeemed	(50,777)	(650)	(75,756)	(1,078)
Net Increase (Decrease)—Admiral Shares	(110)	(4)	(4,653)	(81)

At February 29, 2020, one shareholder was the record or beneficial owner of 45% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

G.  Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

Information Technology Index Fund

Sector Diversification

As of February 29, 2020

Application Software	12.1%
Communications Equipment	3.8
Data Processing & Outsourced Services	16.3
Electronic Components	1.0
Electronic Equipment & Instruments	1.1
Electronic Manufacturing Services	0.8
Internet Services & Infrastructure	1.2
IT Consulting & Other Services	5.0
Semiconductor Equipment	2.5
Semiconductors	15.0
Systems Software	21.1
Technology Distributors	0.6
Technology Hardware, Storage & Peripherals	19.5

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Information Technology Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)
Communications Equipment (3.7%)
	Cisco Systems Inc.	17,263,515	689,332
	Motorola Solutions Inc.	697,138	115,502
*	Arista Networks Inc.	217,568	42,017
*	F5 Networks Inc.	248,148	29,765
	Juniper Networks Inc.	1,366,703	29,001
*	Lumentum Holdings Inc.	313,955	24,432
*	Ciena Corp.	634,183	24,384
*	Viavi Solutions Inc.	945,778	12,475
*	ViaSat Inc.	160,894	9,251
*	Acacia Communications Inc.	133,240	9,128
*	CommScope Holding Co. Inc.	785,745	8,651
*	NetScout Systems Inc.	306,432	7,875
*	EchoStar Corp.	208,258	7,272
	InterDigital Inc.	126,012	6,665
	Ubiquiti Inc.	34,257	4,647
*	Infinera Corp.	652,124	4,435
	Comtech Telecommunications Corp.	96,656	2,708
*	Extreme Networks Inc.	486,249	2,446
*	NETGEAR Inc.	125,317	2,365
*	Harmonic Inc.	360,911	2,216
	Plantronics Inc.	135,306	1,858
*	Calix Inc.	199,672	1,797
	ADTRAN Inc.	191,153	1,538
*	CalAmp Corp.	133,358	1,283
*	Ribbon Communications Inc.	218,841	707
^,*	Applied Optoelectronics Inc.	76,658	685
*	Casa Systems Inc.	116,341	382
			1,042,817
Electronic Equipment, Instruments & Components (3.5%)
	TE Connectivity Ltd.	1,361,878	112,859
	Amphenol Corp. Class A	1,207,378	110,692
	Corning Inc.	3,138,383	74,882
*	Keysight Technologies Inc.	763,869	72,384
	CDW Corp.	583,914	66,695
*	Zebra Technologies Corp.	219,394	46,286
*	Trimble Inc.	1,014,381	40,048
	Cognex Corp.	698,149	31,096
	FLIR Systems Inc.	547,948	23,271
*	Flex Ltd.	2,079,923	23,108
*	Arrow Electronics Inc.	333,580	22,370
	SYNNEX Corp.	176,905	22,118
*	Tech Data Corp.	144,517	20,578
	National Instruments Corp.	510,317	20,556
*	IPG Photonics Corp.	150,417	19,199
	Jabil Inc.	553,253	17,732
	Dolby Laboratories Inc.	259,858	17,073
	Littelfuse Inc.	98,694	15,759
	Avnet Inc.	414,127	12,705
*	Coherent Inc.	98,556	12,685
*	Novanta Inc.	141,922	12,661
*	Anixter International Inc.	129,467	12,624
*	Itron Inc.	142,908	10,838
*	II-VI Inc.	351,947	10,449
	Vishay Intertechnology Inc.	534,042	9,987
*	Rogers Corp.	75,068	8,708
*	Fabrinet	148,995	8,213
*	Insight Enterprises Inc.	143,971	7,931
*	Plexus Corp.	117,549	7,799
*	Sanmina Corp.	284,714	7,485
	Belden Inc.	182,941	7,305
	Badger Meter Inc.	117,299	7,063
*	Knowles Corp.	378,754	6,295
*	OSI Systems Inc.	72,985	5,931
*	Fitbit Inc.	914,701	5,845
	KEMET Corp.	221,615	5,780
*	TTM Technologies Inc.	402,459	5,228
	Methode Electronics Inc.	148,582	4,555
	AVX Corp.	203,584	4,426
*	ePlus Inc.	54,171	4,104
*	FARO Technologies Inc.	69,395	3,972
	Benchmark Electronics Inc.	143,110	3,890
	CTS Corp.	124,263	3,240
	MTS Systems Corp.	77,339	3,104
*	ScanSource Inc.	101,264	2,879
	PC Connection Inc.	47,840	1,946
*	nLight Inc.	113,064	1,867
*	Kimball Electronics Inc.	103,339	1,400
*	Vishay Precision Group Inc.	42,619	1,171
*	Arlo Technologies Inc.	301,330	988
	Daktronics Inc.	153,945	757
			960,537
IT Services (22.4%)
	Visa Inc.	6,469,535	1,175,903
	Mastercard Inc.	3,653,232	1,060,351
*	PayPal Holdings Inc.	4,538,707	490,135
	International Business Machines Corp.	3,600,126	468,556
	Accenture plc Class A	2,583,139	466,489
	Fidelity National Information Services Inc.	2,497,774	348,989
	Automatic Data Processing Inc.	1,759,725	272,300
*	Fiserv Inc.	2,349,455	256,936
	Global Payments Inc.	1,218,867	224,235
	Cognizant Technology Solutions Corp.	2,227,119	135,698
*	Square Inc.	1,405,599	117,129
	Paychex Inc.	1,311,858	101,643
*	FleetCor Technologies Inc.	353,126	93,857
*	VeriSign Inc.	430,815	81,747
*	Akamai Technologies Inc.	658,753	56,989
	Leidos Holdings Inc.	548,125	56,265
*	Okta Inc.	434,568	55,651
*	Twilio Inc.	478,976	53,952
*	EPAM Systems Inc.	223,771	49,946
	Broadridge Financial Solutions Inc.	467,537	48,792
*	GoDaddy Inc.	695,724	48,687
	Jack Henry & Associates Inc.	313,269	47,535
*	Gartner Inc.	365,132	47,244
	Booz Allen Hamilton Holding Corp.	571,861	40,774
*	Black Knight Inc.	608,106	40,567
	Western Union Co.	1,706,882	38,217
*	WEX Inc.	176,285	33,008
^,*	MongoDB Inc.	192,309	29,327
*	Euronet Worldwide Inc.	220,124	27,304
	DXC Technology Co.	1,044,467	25,182
*	CACI International Inc. Class A	101,911	24,970
	Science Applications International Corp.	210,330	16,854
	MAXIMUS Inc.	261,331	16,469
	Sabre Corp.	1,124,135	15,305
	Alliance Data Systems Corp.	176,560	15,163
	KBR Inc.	568,994	14,771
	Perspecta Inc.	590,035	14,733
	CoreLogic Inc.	323,583	14,681
*	ExlService Holdings Inc.	138,123	10,311
*	LiveRamp Holdings Inc.	260,084	9,217
	ManTech International Corp.	108,497	8,126
	EVERTEC Inc.	247,542	7,347
*	Verra Mobility Corp. Class A	415,835	6,298
	CSG Systems International Inc.	132,972	5,884
*	Cardtronics plc	156,224	5,666
*	Perficient Inc.	132,481	5,428
*	Virtusa Corp.	115,707	5,104
*	Sykes Enterprises Inc.	158,815	5,031
	NIC Inc.	269,754	4,934
*	Evo Payments Inc.	165,989	4,196
*	Unisys Corp.	251,019	3,898
	Switch Inc.	234,464	3,362
	TTEC Holdings Inc.	65,520	2,452
*	Conduent Inc.	727,304	2,378
*	Limelight Networks Inc.	468,436	2,363
	Cass Information Systems Inc.	50,234	2,359
*	Tucows Inc.	38,871	1,986
^,*	GTT Communications Inc.	125,664	1,903
^,*	GreenSky Inc. Class A	214,179	1,709
	Hackett Group Inc.	102,781	1,583
*	Endurance International Group Holdings Inc.	264,525	987
^,*	Paysign Inc.	115,927	931
*	International Money Express Inc.	90,729	855
*	Exela Technologies Inc.	237,336	61
			6,230,723

Information Technology Index Fund

			Market
			Value•
		Shares	($000)
Semiconductors & Semiconductor
Equipment (17.5%)
	Intel Corp.	17,704,385	982,947
	NVIDIA Corp.	2,355,154	636,056
	Broadcom Inc.	1,614,588	440,169
	Texas Instruments Inc.	3,799,528	433,678
	QUALCOMM Inc.	4,645,676	363,756
*	Micron Technology Inc.	4,497,431	236,385
	Applied Materials Inc.	3,755,588	218,275
*	Advanced Micro Devices Inc.	4,241,786	192,916
	Lam Research Corp.	588,271	172,616
	Analog Devices Inc.	1,498,177	163,376
	KLA Corp.	643,355	98,890
	Microchip Technology Inc.	973,158	88,275
	Xilinx Inc.	1,022,765	85,391
	Skyworks Solutions Inc.	694,904	69,616
	Maxim Integrated Products Inc.	1,104,283	61,420
	Marvell Technology Group Ltd.	2,574,748	54,842
*	Qorvo Inc.	473,561	47,631
	Teradyne Inc.	683,393	40,156
	Cypress Semiconductor Corp.	1,508,700	34,836
*	ON Semiconductor Corp.	1,667,601	31,117
	Entegris Inc.	548,456	29,244
	Universal Display Corp.	172,858	27,448
	Monolithic Power Systems Inc.	168,058	26,661
*	Mellanox Technologies Ltd.	192,321	22,967
	MKS Instruments Inc.	222,731	22,315
*	SolarEdge Technologies Inc.	178,372	22,247
*	Cree Inc.	438,037	19,593
*	Enphase Energy Inc.	349,820	17,131
	Cabot Microelectronics Corp.	118,715	16,535
*	Cirrus Logic Inc.	234,866	16,121
*	Silicon Laboratories Inc.	174,205	15,449
*	First Solar Inc.	319,338	14,616
*	Inphi Corp.	168,357	12,570
*	Semtech Corp.	268,359	10,598
	Power Integrations Inc.	120,018	10,448
	Brooks Automation Inc.	291,965	10,076
*	Advanced Energy Industries Inc.	154,637	9,197
*	Lattice Semiconductor Corp.	510,546	9,164
*	Synaptics Inc.	135,691	8,962
*	Diodes Inc.	175,206	7,711
*	Ambarella Inc.	117,980	7,014
*	FormFactor Inc.	303,594	6,791
*	Rambus Inc.	449,733	6,287
*	Onto Innovation Inc.	201,212	6,151
	Kulicke & Soffa Industries Inc.	256,369	5,853
*	MACOM Technology Solutions Holdings Inc.	186,185	4,705
*	Amkor Technology Inc.	433,237	4,521
*	MaxLinear Inc.	273,438	4,227
	Cohu Inc.	166,477	3,408
	Xperi Corp.	197,291	3,391
*	Photronics Inc.	269,256	3,352
*	Ultra Clean Holdings Inc.	159,096	3,327
*	Axcelis Technologies Inc.	131,004	3,143
*	SunPower Corp.	364,215	3,121
*	Veeco Instruments Inc.	197,388	2,643
*	Ichor Holdings Ltd.	91,007	2,632
*	CEVA Inc.	87,921	2,498
*	Impinj Inc.	66,848	2,056
*	PDF Solutions Inc.	110,385	1,616
*	SMART Global Holdings Inc.	55,443	1,488
	NVE Corp.	19,368	1,225
*	NeoPhotonics Corp.	144,323	954
*	Alpha & Omega Semiconductor Ltd.	77,198	837
			4,862,641
Software (33.1%)
	Microsoft Corp.	29,468,030	4,774,115
*	Adobe Inc.	1,969,505	679,716
*	salesforce.com Inc.	3,385,915	576,960
	Oracle Corp.	9,353,128	462,606
	Intuit Inc.	1,058,044	281,281
*	ServiceNow Inc.	763,465	248,958
*	Autodesk Inc.	890,527	169,984
*	Workday Inc.	665,997	115,384
*	Splunk Inc.	622,554	91,721
*	Synopsys Inc.	612,033	84,418
*	ANSYS Inc.	342,945	83,058
*	Cadence Design Systems Inc.	1,143,279	75,616
*	Palo Alto Networks Inc.	399,350	73,728
*	RingCentral Inc.	305,751	72,081
*	Fortinet Inc.	591,170	60,335
*	Paycom Software Inc.	202,005	57,097
	Citrix Systems Inc.	529,736	54,769
	SS&C Technologies Holdings Inc.	925,722	51,378
*	Tyler Technologies Inc.	158,212	49,576
	NortonLifeLock Inc.	2,532,408	48,192
*	Fair Isaac Corp.	117,805	44,298
*	Trade Desk Inc.	152,173	43,712
*	VMware Inc.	334,969	40,370
*	Coupa Software Inc.	254,597	38,126
*	DocuSign Inc. Class A	428,306	36,967
*	Guidewire Software Inc.	336,008	36,830
*	Zendesk Inc.	455,434	36,120
*	PTC Inc.	447,322	33,795
*	HubSpot Inc.	165,209	29,647
*	Aspen Technology Inc.	277,156	29,520
*	Alteryx Inc.	208,788	29,151
*	Ceridian HCM Holding Inc.	358,521	25,358
*	Nuance Communications Inc.	1,154,619	24,963
*	Proofpoint Inc.	230,225	24,553
	CDK Global Inc.	493,236	22,699
*	RealPage Inc.	329,034	21,091
*	Dropbox Inc. Class A	974,998	19,071
*	Paylocity Holding Corp.	141,287	18,299
*	Anaplan Inc.	403,689	18,142
*	Five9 Inc.	248,243	18,129
*	Zoom Video Communications Inc. Class A	172,644	18,128
*	Manhattan Associates Inc.	259,853	17,504
*	Smartsheet Inc. Class A	368,339	17,054
	LogMeIn Inc.	199,795	17,029
*	Nutanix Inc.	691,238	16,479
	j2 Global Inc.	187,563	16,380
*	Envestnet Inc.	212,791	16,061
*	Verint Systems Inc.	270,892	14,867
	Pegasystems Inc.	162,091	14,669
*	Everbridge Inc.	131,781	13,924
^,*	Zscaler Inc.	259,261	13,479
	Blackbaud Inc.	197,576	13,396
*	Q2 Holdings Inc.	176,077	13,271
*	ACI Worldwide Inc.	471,390	13,138
*	FireEye Inc.	889,154	11,768
*	New Relic Inc.	204,698	11,516
*	Qualys Inc.	134,725	10,802
*	Varonis Systems Inc.	122,763	9,848
*	Box Inc.	582,216	9,752
*	Blackline Inc.	155,687	9,741
*	Teradata Corp.	461,113	9,195
*	Cornerstone OnDemand Inc.	208,061	8,537
*	Elastic NV	111,884	8,264
*	SailPoint Technologies Holding Inc.	324,420	8,214
*	Cloudera Inc.	904,058	8,046
*	Rapid7 Inc.	172,335	7,979
*	Mimecast Ltd.	200,021	7,919
*	Bottomline Technologies DE Inc.	177,459	7,858
*	8x8 Inc.	413,533	7,650
*	CommVault Systems Inc.	178,282	7,434
*	SPS Commerce Inc.	141,158	7,425
*	Appfolio Inc.	59,698	7,341
*	Alarm.com Holdings Inc.	147,276	7,106
*	PROS Holdings Inc.	151,885	6,955
	Progress Software Corp.	180,840	6,743
*	LivePerson Inc.	252,004	6,668
*	Instructure Inc.	127,812	6,232
*	2U Inc.	254,659	5,987
*	Avaya Holdings Corp.	448,292	5,810
*	Workiva Inc.	129,051	5,516
*	Pluralsight Inc. Class A	307,671	5,486
*	Altair Engineering Inc.	145,189	5,053
*	ForeScout Technologies Inc.	148,341	4,827
^,*	Appian Corp. Class A	104,987	4,635
*	MicroStrategy Inc.	33,284	4,499
*	Zuora Inc. Class A	328,748	4,353
	TiVo Corp.	505,838	3,829
*	Yext Inc.	249,215	3,778
*	Upland Software Inc.	86,314	3,358
*	Tenable Holdings Inc.	118,079	2,895
*	Model N Inc.	99,605	2,889
	Ebix Inc.	98,964	2,617
	QAD Inc.	47,219	2,316
*	OneSpan Inc.	130,268	2,151
	American Software Inc.	119,415	1,964
*	SVMK Inc.	107,587	1,961
*	Digital Turbine Inc.	302,329	1,853
*	A10 Networks Inc.	216,172	1,450
*	Benefitfocus Inc.	105,096	1,312
*	PagerDuty Inc.	61,193	1,261
*	ShotSpotter Inc.	32,667	1,163
*	MobileIron Inc.	262,375	1,063
*	Domo Inc.	44,537	939
^,*	Intelligent Systems Corp.	21,547	790
			9,193,941
Technology Hardware, Storage & Peripherals (19.4%)
	Apple Inc.	18,083,576	4,943,326
	HP Inc.	6,014,530	125,042
	Hewlett Packard Enterprise Co.	5,278,198	67,508
	Western Digital Corp.	1,207,548	67,092
	Seagate Technology plc	963,593	46,204
	NetApp Inc.	930,414	43,469

Information Technology Index Fund

			Market
			Value•
		Shares	($000)
*	Dell Technologies Inc.	663,133	26,830
	Xerox Holdings Corp.	793,161	25,540
*	Pure Storage Inc.	941,828	14,372
*	NCR Corp.	521,330	13,138
*	3D Systems Corp.	478,693	4,385
*	Diebold Nixdorf Inc.	293,894	2,063
			5,378,969
Total Common Stocks (Cost $20,263,470)			27,669,628
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
1,2	Vanguard Market Liquidity Fund, 1.706%	554,381	55,455

Face	Market
Amount	Value•
($000)	($000)

U.S. Government and Agency Obligations (0.0%)

3	United States Treasury Bill, 1.546%, 3/26/20	1,000	999
3	United States Treasury Bill, 1.543%, 4/16/20	26	26
			1,025
Total Temporary Cash Investments (Cost $56,459)			56,480
Total Investments (99.8%) (Cost $20,319,929)			27,726,108
Other Assets and Liabilities—Net (0.2%)[2,4]			65,767
Net Assets (100%)			27,791,875

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,966,000.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2	Collateral of $16,424,000 was received for securities on loan, of which $16,349,000 is held in Vanguard Market Liquidity Fund and $75,000 is held in cash.

3	Securities with a value of $228,000 have been segregated as initial margin for open futures contracts.

4	Cash of $9,440,000 has been segregated as collateral for open over-the-counter swap contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	136	20,067	(168)
E-mini NASDAQ 100 Index	March 2020	29	4,903	(448)
				(616)

Over-the-Counter Total Return Swaps
				Floating
				Interest Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Visa Inc.	9/2/20	BOANA	99,485	(1.562)	—	(8,559)

1	Payment received/paid monthly.

BOANA—Bank of America, N.A.

Information Technology Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $20,264,495)	27,670,653
Affiliated Issuers (Cost $55,434)	55,455
Total Investments in Securities	27,726,108
Investment in Vanguard	1,323
Cash Collateral Pledged—Over-the-Counter Swap Contracts	9,440
Receivables for Investment Securities Sold	160,016
Receivables for Accrued Income	36,292
Receivables for Capital Shares Issued	14,794
Variation Margin Receivable—Futures Contracts	41
Total Assets	27,948,014
Liabilities
Due to Custodian	79
Payables for Investment Securities Purchased	99,740
Collateral for Securities on Loan	16,424
Payables for Capital Shares Redeemed	28,309
Payables to Vanguard	2,860
Variation Margin Payable—Futures Contracts	168
Unrealized Depreciation—Over-the-Counter Swap Contracts	8,559
Total Liabilities	156,139
Net Assets	27,791,875

At February 29, 2020, net assets consisted of:

Paid-in Capital	19,935,137
Total Distributable Earnings (Loss)	7,856,738
Net Assets	27,791,875

ETF Shares—Net Assets
Applicable to 104,941,384 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,716,456
Net Asset Value Per Share—ETF Shares	$235.53

Admiral Shares—Net Assets
Applicable to 25,500,591 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,075,419
Net Asset Value Per Share—Admiral Shares	$120.60

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	196,188
Interest[1]	1,024
Securities Lending—Net	253
Total Income	197,465
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,446
Management and Administrative—ETF Shares	9,742
Management and Administrative—Admiral Shares	1,171
Marketing and Distribution—ETF Shares	637
Marketing and Distribution—Admiral Shares	109
Custodian Fees	20
Shareholders’ Reports—ETF Shares	386
Shareholders’ Reports—Admiral Shares	7
Trustees’ Fees and Expenses	7
Total Expenses	13,525
Expenses Paid Indirectly	(19)
Net Expenses	13,506
Net Investment Income	183,959
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	481,167
Futures Contracts	4,070
Swap Contracts	8,547
Realized Net Gain (Loss)	493,784
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,837,190
Futures Contracts	(1,139)
Swap Contracts	(8,559)
Change in Unrealized Appreciation (Depreciation)	1,827,492
Net Increase (Decrease) in Net Assets Resulting from Operations	2,505,235

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $ 1,016,000, $12,000, and $10,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $512,266,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	183,959	288,885
Realized Net Gain (Loss)	493,784	2,703,211
Change in Unrealized Appreciation (Depreciation)	1,827,492	(1,981,325)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,505,235	1,010,771
Distributions[1]
ETF Shares	(149,698)	(260,834)
Admiral Shares	(17,592)	(26,967)
Total Distributions	(167,290)	(287,801)
Capital Share Transactions
ETF Shares	1,876,153	(2,459,914)
Admiral Shares	369,020	317,194
Net Increase (Decrease) from Capital Share Transactions	2,245,173	(2,142,720)
Total Increase (Decrease)	4,583,118	(1,419,750)
Net Assets
Beginning of Period	23,208,757	24,628,507
End of Period	27,791,875	23,208,757

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund

Financial Highlights

 ETF Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$213.66	$202.82	$151.19	$117.82	$102.35	$101.41
Investment Operations
Net Investment Income	1.609[1]	2.572[1]	1.921[1]	1.646[1]	1.566	1.277
Net Realized and Unrealized Gain (Loss) on Investments	21.747	10.792	51.430	33.329	16.049	.834
Total from Investment Operations	23.356	13.364	53.351	34.975	17.615	2.111
Distributions
Dividends from Net Investment Income	(1.486)	(2.524)	(1.721)	(1.605)	(2.145)	(1.171)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.486)	(2.524)	(1.721)	(1.605)	(2.145)	(1.171)
Net Asset Value, End of Period	$235.53	$213.66	$202.82	$151.19	$117.82	$102.35

Total Return	10.96%	6.70%	35.52%	29.93%	17.48%	2.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,716	$20,738	$22,595	$14,638	$9,429	$7,259
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.32%	1.10%	1.24%	1.50%	1.35%
Portfolio Turnover Rate[2]	1%	5%	7%	6%	5%	3%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$109.40	$103.86	$77.42	$60.33	$52.41	$51.93
Investment Operations
Net Investment Income	.830[1]	1.326[1]	1.001[1]	.850[1]	.802	.655
Net Realized and Unrealized Gain (Loss) on Investments	11.131	5.509	26.324	17.062	8.216	.426
Total from Investment Operations	11.961	6.835	27.325	17.912	9.018	1.081
Distributions
Dividends from Net Investment Income	(.761)	(1.295)	(.885)	(.822)	(1.098)	(.601)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.761)	(1.295)	(.885)	(.822)	(1.098)	(.601)
Net Asset Value, End of Period	$120.60	$109.40	$103.86	$77.42	$60.33	$52.41

Total Return[2]	10.97%	6.70%	35.54%	29.94%	17.49%	2.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,075	$2,470	$2,033	$933	$456	$342
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.32%	1.10%	1.24%	1.50%	1.35%
Portfolio Turnover Rate[3]	1%	5%	7%	6%	5%	3%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund

Notes to Financial Statements

Vanguard Information Technology Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

Information Technology Index Fund

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended February 29, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

Information Technology Index Fund

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $1,323,000, representing less than 0.01% of the fund’s net assets and 0.53% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund’s expenses by $19,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Information Technology Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	27,669,628	—	—	27,669,628
Temporary Cash Investments	55,455	1,025	—	56,480
Total	27,725,083	1,025	—	27,726,108
Derivative Financial Instruments
Assets
Futures Contracts[1]	41	—	—	41
Liabilities
Futures Contracts[1]	168	—	—	168
Swap Contracts	—	8,559	—	8,559
Total	168	8,559	—	8,727

1	Represents variation margin on the last day of the reporting period.

E.  As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	20,319,929
Gross Unrealized Appreciation	8,182,139
Gross Unrealized Depreciation	(785,135)
Net Unrealized Appreciation (Depreciation)	7,397,004

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $132,283,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.  During the six months ended February 29, 2020, the fund purchased $3,513,108,000 of investment securities and sold $1,244,388,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,629,963,000 and $899,338,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	2,780,914	11,703	2,875,252	14,358
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(904,761)	(3,825)	(5,335,166)	(28,700)
Net Increase (Decrease)—ETF Shares	1,876,153	7,878	(2,459,914)	(14,342)
Admiral Shares
Issued	853,506	6,859	952,910	9,462
Issued in Lieu of Cash Distributions	16,032	139	24,513	243
Redeemed	(500,518)	(4,079)	(660,229)	(6,699)
Net Increase (Decrease)—Admiral Shares	369,020	2,919	317,194	3,006

Information Technology Index Fund

H.  Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

Materials Index Fund

Sector Diversification

As of February 29, 2020

Aluminum	0.6%
Commodity Chemicals	8.1
Construction Materials	4.7
Copper	1.8
Diversified Chemicals	1.9
Diversified Metals & Mining	0.3
Fertilizers & Agricultural Chemicals	6.6
Forest Products	0.6
Gold	5.7
Industrial Gases	19.4
Metal & Glass Containers	6.2
Paper Packaging	8.9
Paper Products	0.7
Silver	0.2
Specialty Chemicals	29.4
Steel	4.9

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Materials Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)
Chemicals (65.3%)
	Linde plc	1,406,272	268,612
	Air Products & Chemicals Inc.	577,074	126,731
	Ecolab Inc.	679,157	122,554
	Sherwin-Williams Co.	217,496	112,391
	DuPont de Nemours Inc.	1,939,488	83,204
	Dow Inc.	1,941,348	78,450
	PPG Industries Inc.	619,108	64,666
	Corteva Inc.	1,959,412	53,296
	LyondellBasell Industries NV	698,390	49,907
	FMC Corp.	339,341	31,593
	Celanese Corp.	316,489	29,668
	International Flavors & Fragrances Inc.	240,487	28,806
	Albemarle Corp.	277,573	22,719
	Eastman Chemical Co.	356,177	21,908
	RPM International Inc.	339,413	21,760
	CF Industries Holdings Inc.	569,133	20,978
	Mosaic Co.	942,247	16,046
*	Axalta Coating Systems Ltd.	553,269	13,787
	Scotts Miracle-Gro Co.	109,664	11,623
	Ashland Global Holdings Inc.	157,446	11,264
	Huntsman Corp.	531,062	10,058
	Valvoline Inc.	492,579	9,605
	NewMarket Corp.	23,433	9,106
	WR Grace & Co.	157,402	8,903
	Balchem Corp.	84,286	7,962
	Olin Corp.	418,290	6,772
	Chemours Co.	427,494	6,353
*	Element Solutions Inc.	591,928	6,150
	PolyOne Corp.	235,970	5,843
	Westlake Chemical Corp.	100,693	5,626
	Cabot Corp.	149,360	5,583
	Innospec Inc.	64,063	5,544
	Quaker Chemical Corp.	34,800	5,483
	Sensient Technologies Corp.	110,652	5,442
	HB Fuller Co.	133,305	5,230
*	Ingevity Corp.	109,339	4,925
	Stepan Co.	53,089	4,663
	Minerals Technologies Inc.	91,267	4,095
*	Livent Corp.	381,520	3,407
*	GCP Applied Technologies Inc.	171,729	3,344
*	Ferro Corp.	203,395	2,363
	Trinseo SA	102,212	2,236
	Tronox Holdings plc Class A	240,555	1,766
	Chase Corp.	19,805	1,758
*	OMNOVA Solutions Inc.	118,286	1,196
*	Koppers Holdings Inc.	54,668	1,195
	Tredegar Corp.	69,518	1,186
	American Vanguard Corp.	70,995	1,083
*	AdvanSix Inc.	73,496	1,068
	Hawkins Inc.	24,847	888
*	Kraton Corp.	83,199	842
	FutureFuel Corp.	68,484	696
	Kronos Worldwide Inc.	60,664	606
*	Intrepid Potash Inc.	258,179	457
	Rayonier Advanced Materials Inc.	161,761	396
*	Venator Materials plc	143,390	383
*,§	A Schulman Inc. CVR	108,962	47
			1,332,223
Construction Materials (4.7%)
	Vulcan Materials Co.	346,447	41,664
	Martin Marietta Materials Inc.	163,575	37,218
	Eagle Materials Inc.	109,037	8,606
*	Summit Materials Inc.	293,613	5,737
*	US Concrete Inc.	41,234	1,107
*	Forterra Inc.	50,542	684
			95,016
Containers & Packaging (15.0%)
	Ball Corp.	813,495	57,319
	Amcor plc	4,241,489	39,531
	International Paper Co.	975,406	36,051
	Avery Dennison Corp.	218,602	25,028
*	Crown Holdings Inc.	354,664	25,004
	Packaging Corp. of America	247,728	22,449
	Westrock Co.	675,134	22,448
	AptarGroup Inc.	167,314	16,910
*	Berry Global Group Inc.	345,970	13,133
	Sonoco Products Co.	262,126	12,637
	Sealed Air Corp.	404,691	12,266
	Graphic Packaging Holding Co.	759,841	10,273
	Silgan Holdings Inc.	203,098	5,815
	O-I Glass Inc.	407,074	4,396
	Greif Inc. Class A	68,871	2,434
	Myers Industries Inc.	83,852	1,138
			306,832
Metals & Mining (13.5%)
	Newmont Corp.	2,146,311	95,790
	Freeport-McMoRan Inc.	3,797,918	37,827
	Nucor Corp.	793,775	32,823
	Reliance Steel & Aluminum Co.	174,472	17,847
	Royal Gold Inc.	171,709	16,565
	Steel Dynamics Inc.	564,471	15,032
*	Alcoa Corp.	485,232	6,730
	Commercial Metals Co.	310,299	5,666
*	Allegheny Technologies Inc.	329,629	5,633
	Compass Minerals International Inc.	88,569	4,831
	Carpenter Technology Corp.	124,741	4,584
^	Cleveland-Cliffs Inc.	706,635	4,106
	Kaiser Aluminum Corp.	41,479	3,922
^	United States Steel Corp.	445,981	3,577
	Hecla Mining Co.	1,296,698	3,423
	Worthington Industries Inc.	102,483	3,259
*	Coeur Mining Inc.	632,635	2,632
	Materion Corp.	53,495	2,425
	Warrior Met Coal Inc.	121,103	2,146
*	AK Steel Holding Corp.	828,629	1,914
	Schnitzer Steel Industries Inc.	69,822	1,151
	SunCoke Energy Inc.	225,937	1,042
	Haynes International Inc.	33,165	839
*	Century Aluminum Co.	138,333	802
*,^	McEwen Mining Inc.	838,475	755
*	TimkenSteel Corp.	98,976	502
*	Ryerson Holding Corp.	45,393	378
			276,201
Paper & Forest Products (1.3%)
	Louisiana-Pacific Corp.	307,379	8,745
	Domtar Corp.	150,040	4,317
	Boise Cascade Co.	102,308	3,630
	Schweitzer-Mauduit International Inc.	81,045	2,733
	Neenah Inc.	43,993	2,541
	PH Glatfelter Co.	115,501	1,647
*	Verso Corp.	91,169	1,487
*	Clearwater Paper Corp.	42,879	1,169
	Mercer International Inc.	112,455	996
			27,265
Total Common Stocks (Cost $2,464,152)			2,037,537
Temporary Cash Investment (0.4%)
1,2	Vanguard Market Liquidity Fund, 1.706% (Cost $9,171)	91,700	9,173
Total Investments (100.2%) (Cost $2,473,323)			2,046,710
Other Assets and Liabilities—Net (-0.2%)[2]			(4,667)
Net Assets (100%)			2,042,043

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

§	Security value determined using significant unobservable inputs.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,317,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2	Collateral of $4,502,000 was received for securities on loan.
CVR—Contingent Value Rights.

Materials Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps

				Floating
				Interest Rate		Value and	Value and
			Notional	Received		Unrealized	Unrealized
	Termination		Amount	(Paid	)[1]	Appreciation	(Depreciation	)
Reference Entity	Date	Counterparty	($000)	(%	)	($000)	($000)
International Flavors & Fragrances Inc.	2/2/21	GSI	3,371	(1.647)		—	(378)
1	Payment received/paid monthly.

GSI—Goldman Sachs International..

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,464,152)	2,037,537
Affiliated Issuers (Cost $9,171)	9,173
Total Investments in Securities	2,046,710
Investment in Vanguard	106
Receivables for Investment Securities Sold	4,669
Receivables for Accrued Income	5,335
Receivables for Capital Shares Issued	2,163
Total Assets	2,058,983
Liabilities
Payables for Investment Securities Purchased	9,930
Collateral for Securities on Loan	4,502
Payables for Capital Shares Redeemed	1,620
Payables to Vanguard	510
Unrealized Depreciation—Over-the-Counter Swap Contracts	378
Total Liabilities	16,940
Net Assets	2,042,043

At February 29, 2020, net assets consisted of:

Paid-in Capital	2,514,898
Total Distributable Earnings (Loss)	(472,855)
Net Assets	2,042,043

ETF Shares—Net Assets
Applicable to 13,626,411 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,555,649
Net Asset Value Per Share—ETF Shares	$114.16

Admiral Shares—Net Assets
Applicable to 8,361,772 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	486,394
Net Asset Value Per Share—Admiral Shares	$58.17

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	24,113
Interest[1]	22
Securities Lending—Net	80
Total Income	24,215
Expenses
The Vanguard Group—Note B
Investment Advisory Services	184
Management and Administrative—ETF Shares	665
Management and Administrative—Admiral Shares	195
Marketing and Distribution—ETF Shares	63
Marketing and Distribution—Admiral Shares	19
Custodian Fees	10
Auditing Fees	—
Shareholders’ Reports—ETF Shares	85
Shareholders’ Reports—Admiral Shares	2
Trustees’ Fees and Expenses	1
Total Expenses	1,224
Net Investment Income	22,991
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	22,904
Futures Contracts	—
Swap Contracts	614
Realized Net Gain (Loss)	23,518
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(186,650)
Swap Contracts	(355)
Change in Unrealized Appreciation (Depreciation)	(187,005)
Net Increase (Decrease) in Net Assets Resulting from Operations	(140,496)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $22,000, ( $1,000), and $ 1,000, respectively. Purchase and sales are for temporary cash investment purposes.
2	Includes $33,573,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	22,991	52,576
Realized Net Gain (Loss)	23,518	118,154
Change in Unrealized Appreciation (Depreciation)	(187,005)	(439,986)
Net Increase (Decrease) in Net Assets Resulting from Operations	(140,496)	(269,256)
Distributions[1]
ETF Shares	(19,951)	(44,813)
Admiral Shares	(5,263)	(9,048)
Total Distributions	(25,214)	(53,861)
Capital Share Transactions
ETF Shares	(239,096)	(545,088)
Admiral Shares	43,366	70,433
Net Increase (Decrease) from Capital Share Transactions	(195,730)	(474,655)
Total Increase (Decrease)	(361,440)	(797,772)
Net Assets
Beginning of Period	2,403,483	3,201,255
End of Period	2,042,043	2,403,483

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended				Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$122.80	$134.33	$124.29	$108.16	$96.39	$113.50
Investment Operations
Net Investment Income	1.203[1]	2.501[1]	2.285[1]	2.175[1]	1.980	2.126
Net Realized and Unrealized Gain (Loss) on Investments	(8.518)	(11.541)	9.961	16.072	12.770	(17.344)
Total from Investment Operations	(7.315)	(9.040)	12.246	18.247	14.750	(15.218)
Distributions
Dividends from Net Investment Income	(1.325)	(2.490)	(2.206)	(2.117)	(2.980)	(1.892)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.325)	(2.490)	(2.206)	(2.117)	(2.980)	(1.892)
Net Asset Value, End of Period	$114.16	$122.80	$134.33	$124.29	$108.16	$96.39

Total Return	-6.08%	-6.73%	9.91%	17.06%	15.83%	-13.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,556	$1,921	$2,749	$1,913	$1,448	$1,022
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.89%	2.04%	1.71%	1.87%	2.06%	1.86%
Portfolio Turnover Rate[2]	1%	4%	5%	5%	6%	4%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund

Financial Highlights

 Admiral Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$62.57	$68.45	$63.33	$55.11	$49.12	$57.84
Investment Operations
Net Investment Income	.619[1]	1.282[1]	1.159[1]	1.104[1]	1.008	1.088
Net Realized and Unrealized Gain (Loss) on Investments	(4.343)	(5.892)	5.084	8.195	6.505	(8.846)
Total from Investment Operations	(3.724)	(4.610)	6.243	9.299	7.513	(7.758)
Distributions
Dividends from Net Investment Income	(.676)	(1.270)	(1.123)	(1.079)	(1.523)	(.962)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.676)	(1.270)	(1.123)	(1.079)	(1.523)	(.962)
Net Asset Value, End of Period	$58.17	$62.57	$68.45	$63.33	$55.11	$49.12

Total Return[2]	-6.07%	-6.74%	9.91%	17.06%	15.80%	-13.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$486	$482	$452	$372	$235	$193
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.88%	2.04%	1.71%	1.87%	2.06%	1.86%
Portfolio Turnover Rate[3]	1%	4%	5%	5%	6%	4%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund

Notes to Financial Statements

Vanguard Materials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments. The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Assets and Liabilities. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended February 29, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Materials Index Fund

5.  Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Materials Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $106,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	2,037,490	—	47	2,037,537
Temporary Cash Investments	9,173	—	—	9,173
Total	2,046,663	—	47	2,046,710
Derivative Financial Instruments
Liabilities
Swap Contracts	—	378	—	378

D.  As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,473,323
Gross Unrealized Appreciation	167,430
Gross Unrealized Depreciation	(594,421)
Net Unrealized Appreciation (Depreciation)	(426,991)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $75,687,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended February 29, 2020, the fund purchased $169,841,000 of investment securities and sold $367,284,000 of investment securities, other than temporary cash investments. Purchases and sales include $77,371,000 and $336,006,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Materials Index Fund

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	97,246	756	662,298	5,428
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(336,342)	(2,775)	(1,207,386)	(10,250)
Net Increase (Decrease)—ETF Shares	(239,096)	(2,019)	(545,088)	(4,822)
Admiral Shares
Issued	94,203	1,436	165,502	2,647
Issued in Lieu of Cash Distributions	4,852	74	8,315	131
Redeemed	(55,689)	(855)	(103,384)	(1,673)
Net Increase (Decrease)—Admiral Shares	43,366	655	70,433	1,105

G.  Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

Utilities Index Fund

Sector Diversification

As of February 29, 2020

Electric Utilities	58.3%
Gas Utilities	4.5
Independent Power Producers & Energy Traders	3.0
Multi-Utilities	29.0
Renewable Electricity	1.0
Water Utilities	4.2

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Utilities Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (99.6%)
Electric Utilities (58.2%)
NextEra Energy Inc.	2,784,678	703,855
Duke Energy Corp.	4,173,003	382,664
Southern Co.	5,721,795	345,368
American Electric Power Co. Inc.	2,812,455	251,040
Exelon Corp.	5,535,001	238,614
Xcel Energy Inc.	2,987,514	186,182
Eversource Energy	1,843,506	159,390
Edison International	2,041,861	137,193
FirstEnergy Corp.	3,076,522	136,998
Entergy Corp.	1,133,718	132,543
PPL Corp.	4,116,934	123,549
Evergy Inc.	1,296,288	84,712
Alliant Energy Corp.	1,298,185	67,661
Pinnacle West Capital Corp.	640,055	57,278
OGE Energy Corp.	1,139,783	43,426
IDACORP Inc.	287,180	27,753
Portland General Electric Co.	509,270	27,709
Hawaiian Electric Industries Inc.	621,032	26,605
PNM Resources Inc.	452,971	21,326
ALLETE Inc.	293,806	20,270
Avangrid Inc.	351,458	17,464
El Paso Electric Co.	231,662	15,723
MGE Energy Inc.	197,156	14,065
Otter Tail Corp.	204,410	9,936
Spark Energy Inc.	66,336	568
		3,231,892
Gas Utilities (4.5%)
Atmos Energy Corp.	679,851	70,195
UGI Corp.	1,190,250	42,896
ONE Gas Inc.	300,633	24,694
Spire Inc.	290,678	21,815
Southwest Gas Holdings Inc.	311,502	20,148
New Jersey Resources Corp.	512,820	18,108
National Fuel Gas Co.	443,473	16,235
South Jersey Industries Inc.	525,424	14,213
Northwest Natural Holding Co.	173,094	11,384
Chesapeake Utilities Corp.	93,156	7,965
Star Group LP	265,884	2,388
		250,041

Independent Power and Renewable Electricity Producers (3.9%)
AES Corp.	3,780,493	63,248
NRG Energy Inc.	1,432,454	47,572
Vistra Energy Corp.	2,080,995	40,018
^ NextEra Energy Partners LP	346,754	19,997
Ormat Technologies Inc.	217,511	15,156
Pattern Energy Group Inc. Class A	502,771	13,600
Clearway Energy Inc.	358,564	7,544
TerraForm Power Inc.	388,289	7,296
Clearway Energy Inc. Class A	256,984	5,214
		219,645
Multi-Utilities (28.9%)
Dominion Energy Inc.	4,686,672	366,404
Sempra Energy	1,606,387	224,541
WEC Energy Group Inc.	1,796,065	165,831
Consolidated Edison Inc.	1,892,907	149,199
Public Service Enterprise Group Inc.	2,879,549	147,750
DTE Energy Co.	1,095,477	122,332
Ameren Corp.	1,400,925	110,673
CMS Energy Corp.	1,616,348	97,660
CenterPoint Energy Inc.	2,859,662	65,829
NiSource Inc.	2,126,982	57,471
MDU Resources Group Inc.	1,142,170	31,672
Black Hills Corp.	350,257	25,288
NorthWestern Corp.	286,899	20,180
Avista Corp.	379,505	17,894
Unitil Corp.	84,696	4,772
		1,607,496
Water Utilities (4.1%)
American Water Works Co. Inc.	1,029,524	127,311
Essential Utilities Inc.	1,229,146	52,866
American States Water Co.	209,536	16,048
California Water Service Group	273,823	13,132
SJW Group	137,575	8,417
Middlesex Water Co.	99,312	5,906
York Water Co.	73,817	3,122
* AquaVenture Holdings Ltd.	107,666	2,911
		229,713
Total Common Stocks (Cost $5,002,872)		5,538,787

Temporary Cash Investment (0.1%)
1,2	Vanguard Market Liquidity Fund, 1.706%
	(Cost $3,009)	30,081	3,009
Total Investments (99.7%) (Cost $5,005,881)			5,541,796
Other Assets and Liabilities—Net (0.3%)[2,3]			15,676
Net Assets (100%)			5,557,472

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,872,000.

*	Non-income-producing security.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2	Collateral of $2,988,000 was received for securities on loan.

3	Cash of $2,260,000 has been segregated as collateral for open over-the-counter swap contracts.

Utilities Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
				Floating
				Interest Rate		Value and	Value and
			Notional	Received		Unrealized	Unrealized
	Termination		Amount	(Paid	)[1]	Appreciation	(Depreciation )
Reference Entity	Date	Counterparty	($000)	(%	)	($000)	($000)
Southern Co.	9/2/20	BOANA	17,600	(1.662%	)	—	(2,375)
Alliant Energy Corp.	2/2/21	GSI	5,776	(1.647%	)	—	(774)
						—	(3,149)
1	Payment received/paid monthly.

BOANA—Bank of America, N.A.

GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,002,872)	5,538,787
Affiliated Issuers (Cost $3,009)	3,009
Total Investments in Securities	5,541,796
Cash Collateral Pledged—Over-the-Counter Swap Contracts	2,260
Investment in Vanguard	274
Receivables for Investment Securities Sold	25,780
Receivables for Accrued Income	29,482
Receivables for Capital Shares Issued	10,698
Total Assets	5,610,290
Liabilities
Due to Custodian	1,668
Payables for Investment Securities Purchased	32,824
Collateral for Securities on Loan	2,988
Payables for Capital Shares Redeemed	11,295
Payables to Vanguard	894
Unrealized Depreciation—Over-the-Counter Swap Contracts	3,149
Total Liabilities	52,818
Net Assets	5,557,472

At February 29, 2020, net assets consisted of:

Paid-in Capital	4,994,672
Total Distributable Earnings (Loss)	562,800
Net Assets	5,557,472

ETF Shares—Net Assets
Applicable to 30,614,744 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,174,380
Net Asset Value Per Share—ETF Shares	$136.35

Admiral Shares—Net Assets
Applicable to 20,218,028 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,383,092
Net Asset Value Per Share—Admiral Shares	$68.41

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	92,251
Interest[1]	151
Securities Lending—Net	2
Total Income	92,404
Expenses
The Vanguard Group—Note B
Investment Advisory Services	436
Management and Administrative—ETF Shares	1,623
Management and Administrative—Admiral Shares	525
Marketing and Distribution—ETF Shares	147
Marketing and Distribution—Admiral Shares	53
Custodian Fees	28
Shareholders’ Reports—ETF Shares	78
Shareholders’ Reports—Admiral Shares	6
Trustees’ Fees and Expenses	2
Total Expenses	2,898
Net Investment Income	89,506
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	133,806
Futures Contracts	50
Swap Contracts	3,453
Realized Net Gain (Loss)	137,309
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(273,635)
Swap Contracts	(3,230)
Change in Unrealized Appreciation (Depreciation)	(276,865)
Net Increase (Decrease) in Net Assets Resulting from Operations	(50,050)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $ 151,000, $4,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $140,297,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	89,506	142,287
Realized Net Gain (Loss)	137,309	122,862
Change in Unrealized Appreciation (Depreciation)	(276,865)	585,241
Net Increase (Decrease) in Net Assets Resulting from Operations	(50,050)	850,390
Distributions[1]
ETF Shares	(65,116)	(103,410)
Admiral Shares	(20,123)	(31,297)
Total Distributions	(85,239)	(134,707)
Capital Share Transactions
ETF Shares	169,000	749,411
Admiral Shares	150,403	230,614
Net Increase (Decrease) from Capital Share Transactions	319,403	980,025
Total Increase (Decrease)	184,114	1,695,708
Net Assets
Beginning of Period	5,373,358	3,677,650
End of Period	5,557,472	5,373,358
1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$139.09	$119.32	$120.75	$107.35	$91.41	$94.61
Investment Operations
Net Investment Income	2.207[1]	4.087[1]	3.757[1]	3.697[1]	3.355	3.337
Net Realized and Unrealized Gain (Loss) on Investments	(2.836)	19.562	(1.434)	13.374	15.889	(3.261)
Total from Investment Operations	(.629)	23.649	2.323	17.071	19.244	.076
Distributions
Dividends from Net Investment Income	(2.111)	(3.879)	(3.753)	(3.671)	(3.304)	(3.276)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.111)	(3.879)	(3.753)	(3.671)	(3.304)	(3.276)
Net Asset Value, End of Period	$136.35	$139.09	$119.32	$120.75	$107.35	$91.41

Total Return	-0.51%	20.17%	2.05%	16.27%	21.40%	-0.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,174	$4,107	$2,809	$2,689	$2,249	$1,581
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.09%	3.22%	3.25%	3.33%	3.38%	3.39%
Portfolio Turnover Rate[2]	1%	4%	4%	4%	3%	7%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$69.78	$59.86	$60.58	$53.86	$45.86	$47.47
Investment Operations
Net Investment Income	1.109[1]	2.038[1]	1.883[1]	1.863[1]	1.683	1.676
Net Realized and Unrealized Gain (Loss) on Investments	(1.420)	9.828	(.719)	6.698	7.974	(1.641)
Total from Investment Operations	(.311)	11.866	1.164	8.561	9.657	.035
Distributions
Dividends from Net Investment Income	(1.059)	(1.946)	(1.884)	(1.841)	(1.657)	(1.645)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.059)	(1.946)	(1.884)	(1.841)	(1.657)	(1.645)
Net Asset Value, End of Period	$68.41	$69.78	$59.86	$60.58	$53.86	$45.86

Total Return[2]	-0.49%	20.19%	2.04%	16.24%	21.42%	-0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,383	$1,266	$868	$845	$704	$447
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.10%	3.22%	3.25%	3.33%	3.38%	3.39%
Portfolio Turnover Rate[3]	1%	4%	4%	4%	3%	7%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund

Notes to Financial Statements

Vanguard Utilities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 29, 2020.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to

Utilities Index Fund

transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended February 29, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Utilities Index Fund

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $274,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	5,538,787	—	—	5,538,787
Temporary Cash Investments	3,009	—	—	3,009
Total	5,541,796	—	—	5,541,796
Derivative Financial Instruments
Liabilities
Swap Contracts	—	3,149	—	3,149

Utilities Index Fund

D.  As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	5,005,881
Gross Unrealized Appreciation	722,159
Gross Unrealized Depreciation	(189,393)
Net Unrealized Appreciation (Depreciation)	532,766

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $140,707,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended February 29, 2020, the fund purchased $887,623,000 of investment securities and sold $576,315,000 of investment securities, other than temporary cash investments. Purchases and sales include $595,703,000 and $502,883,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	672,471	4,687	1,761,117	13,983
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(503,471)	(3,600)	(1,011,706)	(8,000)
Net Increase (Decrease)—ETF Shares	169,000	1,087	749,411	5,983
Admiral Shares
Issued	307,162	4,248	452,254	7,138
Issued in Lieu of Cash Distributions	16,337	230	25,301	397
Redeemed	(173,096)	(2,407)	(246,941)	(3,895)
Net Increase (Decrease)—Admiral Shares	150,403	2,071	230,614	3,640

G.  Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. The prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with Vanguard and any related funds.

© 2020 The Vanguard Group, Inc. All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636. Vanguard Marketing Corporation, Distributor.

Q4832 042020

Semiannual Report | February 29, 2020

Vanguard Extended Duration Treasury
Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 29, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Extended Duration Treasury Index Fund	8/31/2019	2/29/2020	Period
Based on Actual Fund Return
ETF Shares	$1,000.00	$1,083.58	$0.36
Institutional Shares	1,000.00	1,083.76	0.31
Institutional Plus Shares	1,000.00	1,083.80	0.21
Based on Hypothetical 5% Yearly Return
ETF Shares	$1,000.00	$1,024.52	$0.35
Institutional Shares	1,000.00	1,024.56	0.30
Institutional Plus Shares	1,000.00	1,024.66	0.20

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.07% for ETF Shares, 0.06% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Extended Duration Treasury Index Fund

Fund Allocation

As of February 29, 2020

Treasury/Agency	100.0%

The table reflects the fund’s investments, except for short-term investments. The agency and mortgage backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith of the U.S. government.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

3

Extended Duration Treasury Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	2/15/40	30,987	22,245
United States Treasury Strip Coupon	0.000%	5/15/40	72,410	51,677
United States Treasury Strip Coupon	0.000%	8/15/40	78,860	55,916
United States Treasury Strip Coupon	0.000%	11/15/40	75,228	53,036
United States Treasury Strip Coupon	0.000%	2/15/41	72,357	50,678
United States Treasury Strip Coupon	0.000%	5/15/41	75,950	52,916
United States Treasury Strip Coupon	0.000%	8/15/41	80,475	55,635
United States Treasury Strip Coupon	0.000%	11/15/41	65,802	45,295
United States Treasury Strip Coupon	0.000%	2/15/42	67,582	46,257
United States Treasury Strip Coupon	0.000%	5/15/42	64,669	43,980
United States Treasury Strip Coupon	0.000%	8/15/42	66,051	44,559
United States Treasury Strip Coupon	0.000%	11/15/42	64,225	43,046
United States Treasury Strip Coupon	0.000%	2/15/43	68,742	45,810
United States Treasury Strip Coupon	0.000%	5/15/43	73,361	48,630
United States Treasury Strip Coupon	0.000%	8/15/43	59,897	39,467
United States Treasury Strip Coupon	0.000%	11/15/43	58,110	38,080
United States Treasury Strip Coupon	0.000%	2/15/44	59,588	38,783
United States Treasury Strip Coupon	0.000%	5/15/44	67,801	43,811
United States Treasury Strip Coupon	0.000%	8/15/44	59,154	37,988
United States Treasury Strip Coupon	0.000%	11/15/44	48,122	30,719
United States Treasury Strip Coupon	0.000%	2/15/45	63,977	40,645
United States Treasury Strip Coupon	0.000%	5/15/45	68,248	43,119
United States Treasury Strip Coupon	0.000%	8/15/45	66,185	41,624
United States Treasury Strip Coupon	0.000%	11/15/45	67,024	41,979
United States Treasury Strip Coupon	0.000%	2/15/46	71,736	44,729
United States Treasury Strip Coupon	0.000%	5/15/46	74,102	46,053
United States Treasury Strip Coupon	0.000%	8/15/46	51,367	31,808
United States Treasury Strip Coupon	0.000%	11/15/46	65,128	40,150
United States Treasury Strip Coupon	0.000%	2/15/47	73,438	45,089
United States Treasury Strip Coupon	0.000%	5/15/47	82,633	50,542
United States Treasury Strip Coupon	0.000%	8/15/47	75,818	46,226
United States Treasury Strip Coupon	0.000%	11/15/47	68,588	41,651
United States Treasury Strip Coupon	0.000%	2/15/48	80,385	48,689
United States Treasury Strip Coupon	0.000%	5/15/48	70,253	42,431
United States Treasury Strip Coupon	0.000%	8/15/48	58,483	35,200
United States Treasury Strip Coupon	0.000%	11/15/48	36,422	21,876

4

Extended Duration Treasury Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Strip Coupon	0.000%	2/15/49	31,427	18,778
United States Treasury Strip Coupon	0.000%	5/15/49	41,815	24,923
United States Treasury Strip Coupon	0.000%	8/15/49	27,090	16,108
United States Treasury Strip Coupon	0.000%	11/15/49	1,451	860
United States Treasury Strip Coupon	0.000%	2/15/50	50	30
United States Treasury Strip Principal	0.000%	5/15/40	72,452	53,241
United States Treasury Strip Principal	0.000%	8/15/40	67,917	49,457
United States Treasury Strip Principal	0.000%	11/15/40	57,880	41,886
United States Treasury Strip Principal	0.000%	2/15/41	58,816	42,370
United States Treasury Strip Principal	0.000%	5/15/41	57,837	41,304
United States Treasury Strip Principal	0.000%	8/15/41	31,956	22,624
United States Treasury Strip Principal	0.000%	11/15/41	26,994	18,989
United States Treasury Strip Principal	0.000%	2/15/42	43,219	30,243
United States Treasury Strip Principal	0.000%	5/15/42	44,550	30,920
United States Treasury Strip Principal	0.000%	8/15/42	59,069	40,665
United States Treasury Strip Principal	0.000%	11/15/42	58,552	40,048
United States Treasury Strip Principal	0.000%	2/15/43	72,672	49,354
United States Treasury Strip Principal	0.000%	5/15/43	48,352	32,653
United States Treasury Strip Principal	0.000%	8/15/43	68,282	45,888
United States Treasury Strip Principal	0.000%	11/15/43	62,228	41,586
United States Treasury Strip Principal	0.000%	2/15/44	51,422	34,123
United States Treasury Strip Principal	0.000%	5/15/44	65,287	43,054
United States Treasury Strip Principal	0.000%	8/15/44	63,315	41,471
United States Treasury Strip Principal	0.000%	11/15/44	54,268	35,363
United States Treasury Strip Principal	0.000%	2/15/45	55,173	35,785
United States Treasury Strip Principal	0.000%	5/15/45	59,147	38,178
United States Treasury Strip Principal	0.000%	8/15/45	59,970	38,526
United States Treasury Strip Principal	0.000%	11/15/45	60,963	39,016
United States Treasury Strip Principal	0.000%	2/15/46	57,228	36,451
United States Treasury Strip Principal	0.000%	5/15/46	67,762	43,018
United States Treasury Strip Principal	0.000%	8/15/46	73,987	46,855
United States Treasury Strip Principal	0.000%	11/15/46	81,146	51,205
United States Treasury Strip Principal	0.000%	2/15/47	102,655	64,601
United States Treasury Strip Principal	0.000%	5/15/47	78,162	48,851
United States Treasury Strip Principal	0.000%	8/15/47	94,340	58,705
United States Treasury Strip Principal	0.000%	11/15/47	73,994	45,853
United States Treasury Strip Principal	0.000%	2/15/48	102,580	63,335
United States Treasury Strip Principal	0.000%	5/15/48	93,553	57,593
United States Treasury Strip Principal	0.000%	8/15/48	19,847	12,178
United States Treasury Strip Principal	0.000%	11/15/48	41,706	25,538
United States Treasury Strip Principal	0.000%	2/15/49	77,003	46,966
United States Treasury Strip Principal	0.000%	5/15/49	86,835	52,766
United States Treasury Strip Principal	0.000%	8/15/49	111,815	67,735
United States Treasury Strip Principal	0.000%	11/15/49	115,983	70,006
United States Treasury Strip Principal	0.000%	2/15/50	100,050	60,085
Total U.S. Government and Agency Obligations (Cost $2,617,021)				3,349,523

5

Extended Duration Treasury Index Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $322)	1.706%	3,220	322
Total Investments (100.0%) (Cost $2,617,343)			3,349,845
Other Assets and Liabilities—Net (0.0%)			(282)
Net Assets (100%)			3,349,563

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

 See accompanying Notes, which are an integral part of the Financial Statements.

6

Extended Duration Treasury Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,617,021)	3,349,523
Affiliated Issuers (Cost $322)	322
Total Investments in Securities	3,349,845
Investment in Vanguard	127
Receivables for Investment Securities Sold	86,393
Receivables for Accrued Income	1
Receivables for Capital Shares Issued	35,233
Total Assets	3,471,599
Liabilities
Payables for Investment Securities Purchased	119,223
Payables for Capital Shares Redeemed	2,490
Payables to Vanguard	323
Total Liabilities	122,036
Net Assets	3,349,563

At February 29, 2020, net assets consisted of:

Paid-in Capital	2,525,913
Total Distributable Earnings (Loss)	823,650
Net Assets	3,349,563

ETF Shares—Net Assets
Applicable to 10,000,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,552,155
Net Asset Value Per Share—ETF Shares	$155.22

Institutional Shares—Net Assets
Applicable to 20,860,095 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	978,245
Net Asset Value Per Share—Institutional Shares	$46.90

Institutional Plus Shares—Net Assets
Applicable to 6,958,185 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	819,163
Net Asset Value Per Share—Institutional Plus Shares	$117.73

See accompanying Notes, which are an integral part of the Financial Statements.

7

Extended Duration Treasury Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Interest[1]	33,588
Total Income	33,588
Expenses
The Vanguard Group—Note B
Investment Advisory Services	45
Management and Administrative—ETF Shares	338
Management and Administrative—Institutional Shares	219
Management and Administrative—Institutional Plus Shares	128
Marketing and Distribution—ETF Shares	39
Marketing and Distribution—Institutional Shares	13
Marketing and Distribution—Institutional Plus Shares	6
Custodian Fees	4
Shareholders’ Reports—ETF Shares	25
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	818
Expenses Paid Indirectly	(3)
Net Expenses	815
Net Investment Income	32,773
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	86,744
Futures	—
Realized Net Gain (Loss)	86,744
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	123,380
Net Increase (Decrease) in Net Assets Resulting from Operations	242,897

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $10,000, $1,000, and $1,000, respectively.
2	Includes $50,610,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Extended Duration Treasury Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	32,773	63,738
Realized Net Gain (Loss)	86,744	44,663
Change in Unrealized Appreciation (Depreciation)	123,380	616,956
Net Increase (Decrease) in Net Assets Resulting from Operations	242,897	725,357
Distributions[1]
ETF Shares	(25,015)	(23,240)
Institutional Shares	(17,395)	(22,154)
Institutional Plus Shares	(15,724)	(16,154)
Total Distributions	(58,134)	(61,548)
Capital Share Transactions
ETF Shares	138,816	389,756
Institutional Shares	58,991	(129,112)
Institutional Plus Shares	(7,774)	72,452
Net Increase (Decrease) from Capital Share Transactions	190,033	333,096
Total Increase (Decrease)	374,796	996,905
Net Assets
Beginning of Period	2,974,767	1,977,862
End of Period	3,349,563	2,974,767
1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Extended Duration Treasury Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$146.43	$113.39	$120.92	$139.77	$116.00	$113.24
Investment Operations
Net Investment Income	1.622[1]	3.347[1]	3.353[1]	3.383[1]	3.420	3.524
Net Realized and Unrealized Gain (Loss) on Investments[2]	10.111	32.972	(7.272)	(16.377)	25.019	3.113
Total from Investment Operations	11.733	36.319	(3.919)	(12.994)	28.439	6.637
Distributions
Dividends from Net Investment Income	(1.693)	(3.279)	(3.314)	(3.402)	(3.414)	(3.506)
Distributions from Realized Capital Gains	(1.250)	—	(.297)	(2.454)	(1.255)	(.371)
Total Distributions	(2.943)	(3.279)	(3.611)	(5.856)	(4.669)	(3.877)
Net Asset Value, End of Period	$155.22	$146.43	$113.39	$120.92	$139.77	$116.00
Total Return	8.36%	32.92%	-3.24%	-8.86%	25.30%	5.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,552	$1,333	$658	$623	$615	$365
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.37%	2.87%	2.93%	2.90%	2.77%	2.93%
Portfolio Turnover Rate[3]	9%	20%	18%	18%	20%	16%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Includes increases from purchase and redemption fees of $0.03, $0.04, $0.07, $0.16, $0.06, and $0.05.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Extended Duration Treasury Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$44.24	$34.25	$36.52	$42.20	$35.02	$34.18
Investment Operations
Net Investment Income	.492[1]	1.015[1]	1.016[1]	1.024[1]	1.036	1.069
Net Realized and Unrealized Gain (Loss) on Investments[2]	3.060	9.967	(2.191)	(4.934)	7.558	.947
Total from Investment Operations	3.552	10.982	(1.175)	(3.910)	8.594	2.016
Distributions
Dividends from Net Investment Income	(.514)	(.992)	(1.005)	(1.030)	(1.035)	(1.064)
Distributions from Realized Capital Gains	(.378)	—	(.090)	(.740)	(.379)	(.112)
Total Distributions	(.892)	(.992)	(1.095)	(1.770)	(1.414)	(1.176)
Net Asset Value, End of Period	$46.90	$44.24	$34.25	$36.52	$42.20	$35.02
Total Return[3]	8.38%	32.94%	-3.23%	-8.86%	25.33%	5.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$978	$862	$787	$682	$660	$484
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.38%	2.88%	2.94%	2.91%	2.78%	2.95%
Portfolio Turnover Rate[4]	9%	20%	18%	18%	20%	16%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Includes increases from purchase and redemption fees of $0.01, $0.01, $0.02, $0.05, $0.02, and $0.01.

3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Extended Duration Treasury Index Fund

Financial Highlights

Institutional Plus Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$111.06	$85.99	$91.68	$105.93	$87.92	$85.80
Investment Operations
Net Investment Income	1.245[1]	2.564[1]	2.568[1]	2.588[1]	2.620	2.701
Net Realized and Unrealized Gain (Loss) on Investments[2]	7.673	25.015	(5.492)	(12.375)	18.958	2.389
Total from Investment Operations	8.918	27.579	(2.924)	(9.787)	21.578	5.090
Distributions
Dividends from Net Investment Income	(1.300)	(2.509)	(2.541)	(2.603)	(2.616)	(2.688)
Distributions from Realized Capital Gains	(.948)	—	(.225)	(1.860)	(.952)	(.282)
Total Distributions	(2.248)	(2.509)	(2.766)	(4.463)	(3.568)	(2.970)
Net Asset Value, End of Period	$117.73	$111.06	$85.99	$91.68	$105.93	$87.92
Total Return[3]	8.38%	32.95%	-3.20%	-8.84%	25.34%	5.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$819	$780	$533	$367	$258	$250
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.40%	2.90%	2.96%	2.93%	2.80%	2.97%
Portfolio Turnover Rate[4]	9%	20%	18%	18%	20%	16%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Includes increases from purchase and redemption fees of $0.03, $0.03, $0.06, $0.12, $0.05, and $0.04.

3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Extended Duration Treasury Index Fund

Notes to Financial Statements

Vanguard Extended Duration Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 29, 2020.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

13

Extended Duration Treasury Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period

14

Extended Duration Treasury Index Fund

for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $127,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,349,523	—	3,349,523
Temporary Cash Investments	322	—	—	322
Total	322	3,349,523	—	3,349,845

E.  As of February 29, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,617,343
Gross Unrealized Appreciation	733,203
Gross Unrealized Depreciation	(701)
Net Unrealized Appreciation (Depreciation)	732,502

15

Extended Duration Treasury Index Fund

F.   During the six months ended February 29, 2020, the fund purchased $661,398,000 of investment securities and sold $529,769,000 of investment securities, other than temporary cash investments. Purchases and sales include $394,931,000 and $256,583,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G.	Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued[1]	396,419	2,800	607,253	5,250
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(257,603)	(1,900)	(217,497)	(1,950)
Net Increase (Decrease)—ETF Shares	138,816	900	389,756	3,300
Institutional Shares
Issued[1]	100,099	2,324	63,167	1,842
Issued in Lieu of Cash Distributions	17,233	429	22,033	644
Redeemed	(58,341)	(1,383)	(214,312)	(5,975)
Net Increase (Decrease)—Institutional Shares	58,991	1,370	(129,112)	(3,489)
Institutional Plus Shares
Issued[1]	181	—	64,883	720
Issued in Lieu of Cash Distributions	15,724	156	16,154	187
Redeemed	(23,679)	(221)	(8,585)	(83)
Net Increase (Decrease)—Institutional Plus Shares	(7,774)	(65)	72,452	824

1 Includes purchase fees for fiscal 2020 and 2019 of $686,000 and $716,000, respectively (fund totals).

H.  Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

16

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Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q12752 042020

Semiannual Report | February 29, 2020

Vanguard Mega Cap Index Funds

Vanguard Mega Cap Index Fund

Vanguard Mega Cap Growth Index Fund

Vanguard Mega Cap Value Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Mega Cap Index Fund	3

Mega Cap Growth Index Fund	18

Mega Cap Value Index Fund	32

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 29, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2019	2/29/2020	Period
Based on Actual Fund Return
Mega Cap Index Fund
ETF Shares	$1,000.00	$1,028.06	$0.35
Institutional Shares	1,000.00	1,028.11	0.30
Mega Cap Growth Index Fund
ETF Shares	$1,000.00	$1,072.63	$0.36
Institutional Shares	1,000.00	1,072.65	0.31
Mega Cap Value Index Fund
ETF Shares	$1,000.00	$985.23	$0.35
Institutional Shares	1,000.00	985.18	0.30
Based on Hypothetical 5% Yearly Return
Mega Cap Index Fund
ETF Shares	$1,000.00	$1,024.52	$0.35
Institutional Shares	1,000.00	1,024.57	0.30
Mega Cap Growth Index Fund
ETF Shares	$1,000.00	$1,024.52	$0.35
Institutional Shares	1,000.00	1,024.57	0.30
Mega Cap Value Index Fund
ETF Shares	$1,000.00	$1,024.52	$0.35
Institutional Shares	1,000.00	1,024.57	0.30

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Mega Cap Index Fund, 0.07% for ETF Shares and 0.06% for Institutional Shares; for the Mega Cap Growth Index Fund, 0.07% for ETF Shares and 0.06% for Institutional Shares; and for the Mega Cap Value Index Fund, 0.07% for ETF Shares and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Mega Cap Index Fund

Sector Diversification

As of February 29, 2020

Basic Materials	1.4%
Consumer Goods	7.9
Consumer Services	14.3
Financials	17.2
Health Care	13.4
Industrials	11.1
Oil & Gas	3.4
Technology	26.2
Telecommunications	2.4
Utilities	2.7

The table reflects the fund’s investments, except for short -term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

3

Mega Cap Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.4%)
Basic Materials (1.4%)
	Linde plc	58,727	11,217
	Air Products & Chemicals Inc.	24,156	5,305
	Ecolab Inc.	28,245	5,097
	DuPont de Nemours Inc.	80,856	3,469
	Dow Inc.	81,135	3,279
	PPG Industries Inc.	25,619	2,676
	LyondellBasell Industries NV	27,843	1,989
			33,032
Consumer Goods (7.9%)
	Procter & Gamble Co.	272,370	30,840
	Coca-Cola Co.	421,195	22,530
	PepsiCo Inc.	152,544	20,140
	Philip Morris International Inc.	169,962	13,915
	NIKE Inc.	136,149	12,169
*	Tesla Inc.	15,781	10,542
	Mondelez International Inc.	157,718	8,328
	Altria Group Inc.	203,722	8,224
	Colgate-Palmolive Co.	93,159	6,295
	Kimberly-Clark Corp.	37,647	4,939
	Activision Blizzard Inc.	83,937	4,879
	Estee Lauder Cos. Inc. Class A	24,329	4,467
	General Motors Co.	139,898	4,267
	General Mills Inc.	66,425	3,255
*	Electronic Arts Inc.	31,856	3,229
	Ford Motor Co.	425,887	2,964
	Constellation Brands Inc. Class A	16,430	2,832
	VF Corp.	37,033	2,666
*	Monster Beverage Corp.	41,064	2,563
	Hershey Co.	16,397	2,361
	Archer-Daniels-Midland Co.	61,293	2,308
	Brown-Forman Corp.	32,340	1,986
	Kraft Heinz Co.	72,991	1,808
	Kellogg Co.	28,069	1,697

	Aptiv plc	14,220	1,111
	Corteva Inc.	40,790	1,109
	Tyson Foods Inc.	16,298	1,105
*	Keurig Dr Pepper Inc.	30,231	843
			183,372
Consumer Services (14.2%)
*	Amazon.com Inc.	46,076	86,796
	Home Depot Inc.	119,209	25,968
	Walt Disney Co.	196,924	23,168
	Comcast Corp.	495,925	20,050
*	Netflix Inc.	47,869	17,665
	Walmart Inc.	155,475	16,742
	McDonald’s Corp.	82,293	15,979
	Costco Wholesale Corp.	48,002	13,495
	Starbucks Corp.	122,539	9,611
	Lowe’s Cos. Inc.	84,271	8,981
	CVS Health Corp.	142,128	8,411
*	Charter Communications Inc.	16,395	8,085
*	Booking Holdings Inc.	4,541	7,700
	TJX Cos. Inc.	119,294	7,134
	Target Corp.	55,394	5,706
	Ross Stores Inc.	39,389	4,285
	Dollar General Corp.	28,275	4,250
	Walgreens Boots Alliance Inc.	82,809	3,789
*	Uber Technologies Inc.	111,849	3,788
	Marriott International Inc.	28,557	3,541
	Sysco Corp.	52,698	3,512
*	O’Reilly Automotive Inc.	8,214	3,029
	Hilton Worldwide Holdings Inc.	30,784	2,992
	Yum! Brands Inc.	33,079	2,952
	Delta Air Lines Inc.	63,363	2,923
	eBay Inc.	84,286	2,920
	McKesson Corp.	19,682	2,753
	Las Vegas Sands Corp.	42,305	2,467
	Kroger Co.	87,529	2,462
	Southwest Airlines Co.	51,888	2,397
	Carnival Corp.	43,529	1,456
*	AutoZone Inc.	1,296	1,338

4

Mega Cap Index Fund

			Market
			Value•
		Shares	($000)
	Fox Corp. Class A	39,639	1,218
^	Sirius XM Holdings Inc.	123,983	786
*	United Airlines Holdings Inc.	11,537	711
	ViacomCBS Inc. Class B	28,758	708
	Fox Corp. Class B	16,977	517
	ViacomCBS Inc. Class A	900	27
			330,312
Financials (17.1%)
*	Berkshire Hathaway Inc. Class B	205,685	42,441
	JPMorgan Chase & Co.	325,603	37,806
	Visa Inc.	187,207	34,027
	Mastercard Inc.	98,127	28,481
	Bank of America Corp.	884,685	25,214
	Wells Fargo & Co.	415,916	16,990
	Citigroup Inc.	238,474	15,134
	American Tower Corp.	48,323	10,960
	CME Group Inc.	39,201	7,794
	Goldman Sachs Group Inc.	36,741	7,377
	American Express Co.	67,067	7,373
	S&P Global Inc.	26,898	7,152
	US Bancorp	153,575	7,132
	Prologis Inc.	80,621	6,795
	Truist Financial Corp.	146,532	6,761
	Crown Castle International Corp.	45,598	6,534
	Chubb Ltd.	42,392	6,148
	Morgan Stanley	132,398	5,962
	Marsh & McLennan Cos. Inc.	55,351	5,788
	BlackRock Inc.	11,834	5,479
	PNC Financial Services Group Inc.	43,048	5,441
	Intercontinental Exchange Inc.	60,962	5,439
	Aon plc	25,486	5,301
	Equinix Inc.	9,224	5,284
	Charles Schwab Corp.	126,017	5,135
	Progressive Corp.	63,633	4,655
	Capital One Financial Corp.	50,797	4,483
	Moody’s Corp.	17,599	4,224
	American International Group Inc.	95,131	4,011
	Simon Property Group Inc.	32,114	3,953
	Blackstone Group LP	72,199	3,887
	Allstate Corp.	35,216	3,706
	Bank of New York Mellon Corp.	90,557	3,613
	Public Storage	16,212	3,390
	Prudential Financial Inc.	44,239	3,338
	Welltower Inc.	44,446	3,325
	Aflac Inc.	75,955	3,255
	MetLife Inc.	75,080	3,207

	Travelers Cos. Inc.	26,724	3,202
	Equity Residential	40,550	3,045
	T. Rowe Price Group Inc.	24,082	2,842
	State Street Corp.	37,683	2,567
	Discover Financial Services	34,173	2,241
	Boston Properties Inc.	17,037	2,197
	Ventas Inc.	40,823	2,195
	Northern Trust Corp.	22,324	1,959
	Synchrony Financial	66,948	1,948
	Fifth Third Bancorp	77,179	1,883
	AvalonBay Communities Inc.	7,727	1,550
*	Berkshire Hathaway Inc. Class A	5	1,545
	TD Ameritrade Holding Corp.	29,735	1,256
	Weyerhaeuser Co.	41,520	1,079
	Ameriprise Financial Inc.	6,887	973
	Interactive Brokers Group Inc.	3,921	200
			397,677
Health Care (13.3%)
	Johnson & Johnson	287,517	38,665
	UnitedHealth Group Inc.	103,535	26,397
	Merck & Co. Inc.	278,137	21,294
	Pfizer Inc.	604,589	20,205
	Bristol-Myers Squibb Co.	255,716	15,103
	Abbott Laboratories	193,097	14,874
	Medtronic plc	146,463	14,744
	AbbVie Inc.	161,451	13,838
	Amgen Inc.	64,868	12,956
	Thermo Fisher Scientific Inc.	43,810	12,740
	Eli Lilly & Co.	94,487	11,918
	Gilead Sciences Inc.	138,426	9,601
	Cigna Corp.	40,794	7,463
	Anthem Inc.	27,765	7,138
	Becton Dickinson and Co.	29,527	7,022
	Zoetis Inc.	52,211	6,956
*	Intuitive Surgical Inc.	12,609	6,733
	Stryker Corp.	34,704	6,614
	Allergan plc	34,022	6,487
*	Vertex Pharmaceuticals Inc.	28,087	6,292
*	Biogen Inc.	19,693	6,073
*	Boston Scientific Corp.	152,175	5,690
	Baxter International Inc.	55,967	4,672
*	Edwards Lifesciences Corp.	22,755	4,661
	Humana Inc.	14,442	4,617
*	Illumina Inc.	16,083	4,273
*	Regeneron Pharmaceuticals Inc.	8,941	3,975
	HCA Healthcare Inc.	29,507	3,748

5

Mega Cap Index Fund

			Market
			Value•
		Shares	($000)
	Zimmer Biomet Holdings Inc.	22,642	3,083
*	Alexion Pharmaceuticals Inc.	23,391	2,200
			310,032
Industrials (11.0%)
	Boeing Co.	58,473	16,087
*	PayPal Holdings Inc.	128,326	13,858
	Honeywell International Inc.	78,072	12,661
	Accenture plc Class A	69,434	12,539
	United Technologies Corp.	94,283	12,312
	Union Pacific Corp.	75,843	12,121
	General Electric Co.	954,234	10,382
	Danaher Corp.	68,358	9,883
	Lockheed Martin Corp.	26,225	9,700
	Fidelity National Information Services Inc.	67,178	9,386
	3M Co.	62,733	9,362
	Caterpillar Inc.	60,297	7,491
	United Parcel Service Inc.	76,574	6,929
*	Fiserv Inc.	63,008	6,891
	Automatic Data Processing Inc.	42,499	6,576
	Global Payments Inc.	32,855	6,044
	Raytheon Co.	30,426	5,737
	CSX Corp.	81,195	5,720
	Northrop Grumman Corp.	16,595	5,457
	Deere & Co.	34,380	5,380
	Illinois Tool Works Inc.	31,831	5,341
	Norfolk Southern Corp.	28,499	5,197
	Waste Management Inc.	46,445	5,147
	Sherwin-Williams Co.	9,057	4,680
	General Dynamics Corp.	26,902	4,296
	Emerson Electric Co.	66,360	4,254
	Eaton Corp. plc	45,001	4,083
	Roper Technologies Inc.	11,291	3,971
	FedEx Corp.	25,568	3,610
	Ingersoll-Rand plc	26,026	3,358
	Johnson Controls International plc	84,161	3,078
	TE Connectivity Ltd.	36,820	3,051
	Paychex Inc.	34,938	2,707
	Agilent Technologies Inc.	33,935	2,615
	Parker-Hannifin Corp.	14,050	2,596
	PACCAR Inc.	38,045	2,545
	Cummins Inc.	16,737	2,532
	Stanley Black & Decker Inc.	16,640	2,391
	Fortive Corp.	30,948	2,140
	Republic Services Inc.	22,851	2,063
*	Square Inc.	18,750	1,563
	Rockwell Automation Inc.	6,496	1,192
			256,926

Oil & Gas (3.4%)
	Exxon Mobil Corp.	462,148	23,773
	Chevron Corp.	206,551	19,279
	ConocoPhillips	119,775	5,800
	Schlumberger Ltd.	151,304	4,099
	Kinder Morgan Inc.	211,109	4,047
	EOG Resources Inc.	63,629	4,025
	Phillips 66	48,481	3,629
	Marathon Petroleum Corp.	70,872	3,361
	Occidental Petroleum Corp.	98,146	3,213
	Valero Energy Corp.	44,846	2,971
	Williams Cos. Inc.	132,637	2,527
	Pioneer Natural Resources Co.	18,074	2,219
	Baker Hughes Co.	35,235	567
			79,510
Technology (26.0%)
	Microsoft Corp.	833,694	135,067
	Apple Inc.	437,001	119,459
*	Facebook Inc.	262,970	50,614
*	Alphabet Inc. Class A	32,619	43,685
*	Alphabet Inc. Class C	32,042	42,915
	Intel Corp.	475,201	26,383
	Cisco Systems Inc.	463,466	18,506
*	Adobe Inc.	53,014	18,296
	NVIDIA Corp.	63,559	17,165
*	salesforce.com Inc.	90,990	15,505
	International Business Machines Corp.	96,776	12,595
	Texas Instruments Inc.	101,979	11,640
	Oracle Corp.	233,155	11,532
	Broadcom Inc.	41,355	11,274
	QUALCOMM Inc.	124,745	9,768
	Intuit Inc.	27,043	7,189
*	ServiceNow Inc.	20,600	6,717
*	Micron Technology Inc.	120,902	6,355
	Applied Materials Inc.	100,906	5,865
	L3Harris Technologies Inc.	24,134	4,772
	Lam Research Corp.	15,877	4,659
*	Autodesk Inc.	23,923	4,566
	Analog Devices Inc.	40,382	4,404
	Cognizant Technology Solutions Corp.	59,814	3,644
	HP Inc.	161,946	3,367
*	Workday Inc.	17,910	3,103
*	Advanced Micro Devices Inc.	60,823	2,766
	Corning Inc.	83,675	1,997
*	VMware Inc.	8,299	1,000
*	Dell Technologies Inc.	22,721	919
	Hewlett Packard Enterprise Co.	69,611	890
			606,617

6

Mega Cap Index Fund

		Market
		Value•
	Shares	($000)
Telecommunications (2.4%)
AT&T Inc.	797,983	28,105
Verizon Communications Inc.	451,593	24,458
* T-Mobile US Inc.	32,826	2,960
* Sprint Corp.	72,141	663
		56,186
Utilities (2.7%)
NextEra Energy Inc.	53,297	13,471
Duke Energy Corp.	79,714	7,310
Dominion Energy Inc.	89,790	7,020
Southern Co.	114,202	6,893
American Electric Power Co. Inc.	54,238	4,841
Exelon Corp.	105,915	4,566
Sempra Energy	30,145	4,214
Xcel Energy Inc.	57,824	3,604
Consolidated Edison Inc.	36,562	2,882
Public Service Enterprise Group Inc.	55,298	2,837
Edison International	39,160	2,631
PPL Corp.	78,817	2,365
		62,634
Total Common Stocks (Cost $1,622,922)		2,316,298

Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
1,2	Vanguard Market Liquidity Fund, 1.706%	86,951	8,698

		Face
		Amount
		($000)

U.S. Government and Agency Obligations (0.0%)
3	United States Treasury Bill, 1.527%, 4/30/20	50	50
3	United States Treasury Bill, 1.551%, 5/14/20	600	598
			648

Total Temporary Cash Investments (Cost $9,344)			9,346
Total Investments (99.8%) (Cost $1,632,266)			2,325,644
Other Assets and Liabilities—Net (0.2%)[2]			4,119
Net Assets (100%)			2,329,763

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $380,000.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2	Collateral of $420,000 was received for securities on loan.

3	Securities with a value of $601,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	89	13,132	(1,243)

See accompanying Notes, which are an integral part of the Financial Statements.

7

Mega Cap Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,623,570)	2,316,946
Affiliated Issuers (Cost $8,696)	8,698
Total Investments in Securities	2,325,644
Investment in Vanguard	109
Cash	2
Receivables for Accrued Income	4,793
Total Assets	2,330,548
Liabilities
Payables for Investment Securities Purchased	13
Collateral for Securities on Loan	420
Payables to Vanguard	326
Variation Margin Payable—Futures Contracts	26
Total Liabilities	785
Net Assets	2,329,763

At February 29, 2020, net assets consisted of:

Paid-in Capital	1,635,348
Total Distributable Earnings (Loss)	694,415
Net Assets	2,329,763

ETF Shares–Net Assets
Applicable to 21,100,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,177,731
Net Asset Value Per Share–ETF Shares	$103.21

Institutional Shares–Net Assets
Applicable to 747,096 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	152,032
Net Asset Value Per Share–Institutional Shares	$203.50

See accompanying Notes, which are an integral part of the Financial Statements.

8

Mega Cap Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	22,459
Interest[1]	87
Securities Lending—Net	13
Total Income	22,559
Expenses
The Vanguard Group—Note B
Investment Advisory Services	176
Management and Administrative—ETF Shares	506
Management and Administrative—Institutional Shares	33
Marketing and Distribution—ETF Shares	55
Marketing and Distribution—Institutional Shares	3
Custodian Fees	10
Shareholders’ Reports—ETF Shares	31
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	815
Expenses Paid Indirectly	(6)
Net Expenses	809
Net Investment Income	21,750
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	11,854
Futures Contracts	1,215
Realized Net Gain (Loss)	13,069
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	13,917
Futures Contracts	(1,250)
Change in Unrealized Appreciation (Depreciation)	12,667
Net Increase (Decrease) in Net Assets Resulting from Operations	47,486
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $81,000, $1,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $10,555,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Mega Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,750	37,926
Realized Net Gain (Loss)	13,069	17,415
Change in Unrealized Appreciation (Depreciation)	12,667	21,521
Net Increase (Decrease) in Net Assets Resulting from Operations	47,486	76,862
Distributions[1]
ETF Shares	(20,359)	(34,093)
Institutional Shares	(1,503)	(2,519)
Total Distributions	(21,862)	(36,612)
Capital Share Transactions
ETF Shares	211,420	364,632
Institutional Shares	(679)	25,154
Net Increase (Decrease) from Capital Share Transactions	210,741	389,786
Total Increase (Decrease)	236,365	430,036
Net Assets
Beginning of Period	2,093,398	1,663,362
End of Period	2,329,763	2,093,398

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Mega Cap Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$101.36	$100.26	$85.02	$74.19	$67.35	$68.69
Investment Operations
Net Investment Income	1.010[1]	2.045[1]	1.790[1]	1.676[1]	1.582	1.399
Net Realized and Unrealized Gain (Loss) on Investments	1.861	1.052	15.214	10.788	6.793	(1.377)
Total from Investment Operations	2.871	3.097	17.004	12.464	8.375	.022
Distributions
Dividends from Net Investment Income	(1.021)	(1.997)	(1.764)	(1.634)	(1.535)	(1.362)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.021)	(1.997)	(1.764)	(1.634)	(1.535)	(1.362)
Net Asset Value, End of Period	$103.21	$101.36	$100.26	$85.02	$74.19	$67.35
Total Return	2.81%	3.26%	20.25%	17.01%	12.61%	-0.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,178	$1,944	$1,542	$1,233	$1,057	$970
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.86%	2.10%	1.93%	2.12%	2.23%	2.02%
Portfolio Turnover Rate[2]	2%	4%	4%	6%	7%	8%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Mega Cap Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$199.84	$197.68	$167.62	$146.25	$132.77	$135.41
Investment Operations
Net Investment Income	1.998[1]	4.053[1]	3.513[1]	3.362[1]	3.117	2.798
Net Realized and Unrealized Gain (Loss) on Investments	3.685	2.062	30.038	21.220	13.419	(2.717)
Total from Investment Operations	5.683	6.115	33.551	24.582	16.536	.081
Distributions
Dividends from Net Investment Income	(2.023)	(3.955)	(3.491)	(3.212)	(3.056)	(2.721)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.023)	(3.955)	(3.491)	(3.212)	(3.056)	(2.721)
Net Asset Value, End of Period	$203.50	$199.84	$197.68	$167.62	$146.25	$132.77
Total Return	2.81%	3.25%	20.26%	17.02%	12.63%	-0.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$152	$150	$122	$132	$133	$298
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.87%	2.11%	1.94%	2.13%	2.24%	2.05%
Portfolio Turnover Rate[2]	2%	4%	4%	6%	7%	8%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Mega Cap Index Fund

Notes to Financial Statements

Vanguard Mega Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearing-house imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

13

Mega Cap Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

14

Mega Cap Index Fund

borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $109,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund’s expenses by $6,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

15

Mega Cap Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	2,316,298	—	—	2,316,298
Temporary Cash Investments	8,698	648	—	9,346
Total	2,324,996	648	—	2,325,644
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	26	—	—	26
1	Represents variation margin on the last day of the reporting period.

E.  As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,632,266
Gross Unrealized Appreciation	790,496
Gross Unrealized Depreciation	(98,361)
Net Unrealized Appreciation (Depreciation)	692,135

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $18,267,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.  During the six months ended February 29, 2020, the fund purchased $260,285,000 of investment securities and sold $53,816,000 of investment securities, other than temporary cash investments. Purchases and sales include $213,399,000 and $17,581,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

16

Mega Cap Index Fund

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2020, such purchases and sales were $15,748,000 and $11,721,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G.  Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	229,354	2,100	389,257	4,050
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(17,934)	(175)	(24,625)	(250)
Net Increase (Decrease)—ETF Shares	211,420	1,925	364,632	3,800
Institutional Shares
Issued	11,234	53	38,620	203
Issued in Lieu of Cash Distributions	664	3	753	4
Redeemed	(12,577)	(59)	(14,219)	(73)
Net Increase (Decrease)—Institutional Shares	(679)	(3)	25,154	134

H.  Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

17

Mega Cap Growth Index Fund

Sector Diversification

As of February 29, 2020

Basic Materials	1.4%
Consumer Goods	4.2
Consumer Services	20.8
Financials	12.1
Health Care	6.4
Industrials	11.0
Oil & Gas	0.6
Technology	43.2
Telecommunications	0.3

The table reflects the fund’s investments, except for short -term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

18

Mega Cap Growth Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)
Basic Materials (1.4%)
	Linde plc	256,969	49,084
	Ecolab Inc.	124,058	22,386
			71,470
Consumer Goods (4.2%)
	NIKE Inc.	595,997	53,270
*	Tesla Inc.	69,012	46,099
	Colgate-Palmolive Co.	409,927	27,699
	Activision Blizzard Inc.	367,541	21,365
	Estee Lauder Cos. Inc. Class A	106,440	19,542
*	Electronic Arts Inc.	139,714	14,163
*	Monster Beverage Corp.	179,970	11,232
	Hershey Co.	71,066	10,233
	Brown-Forman Corp.	140,179	8,608
	Constellation Brands Inc. Class A	36,169	6,235
*	Keurig Dr Pepper Inc.	134,308	3,745
			222,191
Consumer Services (20.7%)
*	Amazon.com Inc.	201,566	379,700
	Home Depot Inc.	521,765	113,661
	Comcast Corp.	2,171,348	87,788
*	Netflix Inc.	209,570	77,338
	McDonald’s Corp.	360,142	69,929
	Costco Wholesale Corp.	210,349	59,137
	Starbucks Corp.	536,683	42,092
	Lowe’s Cos. Inc.	369,117	39,337
*	Charter Communications Inc.	71,909	35,463
*	Booking Holdings Inc.	20,001	33,915
	TJX Cos. Inc.	520,260	31,111
	Ross Stores Inc.	172,925	18,811
	Dollar General Corp.	122,875	18,468
*	Uber Technologies Inc.	489,410	16,576
	Marriott International Inc.	125,013	15,502
*	O’Reilly Automotive Inc.	36,147	13,328
	Hilton Worldwide Holdings Inc.	134,899	13,112
	Yum! Brands Inc.	144,523	12,899
*	AutoZone Inc.	5,747	5,934
	Sirius XM Holdings Inc.	531,166	3,368
			1,087,469
Financials (12.1%)
	Visa Inc.	819,199	148,898
	Mastercard Inc.	429,404	124,634
	American Tower Corp.	211,904	48,060
	S&P Global Inc.	116,862	31,075
	Prologis Inc.	352,735	29,728
	Crown Castle International Corp.	198,794	28,485
	Marsh & McLennan Cos. Inc.	241,276	25,228
	Intercontinental Exchange Inc.	266,410	23,769
	Equinix Inc.	40,808	23,375
	Aon plc	111,974	23,291
	Charles Schwab Corp.	552,064	22,497
	Moody’s Corp.	76,787	18,431
	Simon Property Group Inc.	139,477	17,167
	Blackstone Group LP	315,441	16,983
	Public Storage	70,997	14,847
	T. Rowe Price Group Inc.	106,072	12,518
	Boston Properties Inc.	73,994	9,541
	Welltower Inc.	97,212	7,273
	AvalonBay Communities Inc.	33,251	6,670
	TD Ameritrade Holding Corp.	64,963	2,743
	Interactive Brokers Group Inc.	17,458	892
			636,105
Health Care (6.4%)
	Thermo Fisher Scientific Inc.	191,798	55,775
	Bristol-Myers Squibb Co.	559,888	33,067
	Becton Dickinson and Co.	129,345	30,761
	Zoetis Inc.	227,790	30,348
*	Intuitive Surgical Inc.	55,240	29,496
	Stryker Corp.	152,171	29,002
*	Vertex Pharmaceuticals Inc.	123,033	27,563

19

Mega Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Boston Scientific Corp.	666,769	24,931
*	Edwards Lifesciences Corp.	99,801	20,443
*	Illumina Inc.	70,357	18,692
*	Regeneron Pharmaceuticals Inc.	38,770	17,236
	Baxter International Inc.	122,110	10,193
*	Alexion Pharmaceuticals Inc.	100,462	9,446
			336,953
Industrials (11.0%)
	Boeing Co.	255,768	70,364
*	PayPal Holdings Inc.	561,645	60,652
	Accenture plc Class A	303,737	54,852
	Union Pacific Corp.	331,994	53,056
	Lockheed Martin Corp.	114,653	42,407
	Fidelity National Information Services Inc.	293,953	41,071
	United Parcel Service Inc.	335,204	30,333
*	Fiserv Inc.	276,444	30,232
	Automatic Data Processing Inc.	186,231	28,817
	Global Payments Inc.	143,771	26,449
	Illinois Tool Works Inc.	138,208	23,188
	Danaher Corp.	149,760	21,652
	Sherwin-Williams Co.	39,798	20,566
	Roper Technologies Inc.	49,793	17,512
	Raytheon Co.	66,560	12,551
	Paychex Inc.	154,235	11,950
	Agilent Technologies Inc.	147,770	11,389
	Fortive Corp.	136,760	9,458
*	Square Inc.	83,003	6,917
	Rockwell Automation Inc.	27,640	5,072
			578,488
Oil & Gas (0.6%)
	EOG Resources Inc.	278,081	17,591
	Pioneer Natural Resources Co.	79,130	9,716
	Baker Hughes Co.	155,287	2,498
			29,805
Technology (43.1%)
	Microsoft Corp.	3,649,132	591,196
	Apple Inc.	1,912,816	522,887
*	Facebook Inc.	1,151,123	221,557
*	Alphabet Inc. Class A	143,136	191,695
*	Alphabet Inc. Class C	139,886	187,354
*	Adobe Inc.	231,592	79,927
	NVIDIA Corp.	278,102	75,107
*	salesforce.com Inc.	398,487	67,902
	Texas Instruments Inc.	447,106	51,033
	Broadcom Inc.	180,231	49,135
	Intuit Inc.	118,338	31,460
*	ServiceNow Inc.	90,192	29,411
*	Micron Technology Inc.	529,592	27,835
	Applied Materials Inc.	441,788	25,677
	L3Harris Technologies Inc.	105,774	20,915
	Lam Research Corp.	69,462	20,382
*	Autodesk Inc.	105,058	20,053
	Analog Devices Inc.	176,208	19,215
*	Workday Inc.	78,435	13,589
*	Advanced Micro Devices Inc.	266,281	12,110
*	VMware Inc.	36,814	4,437
			2,262,877
Telecommunications (0.3%)
*	T-Mobile US Inc.	143,347	12,924
Total Common Stocks (Cost $3,647,453)			5,238,282
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund , 1.706%	73,633	7,365

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
2	United States Treasury Bill, 1.543%, 4/16/20	475	474
Total Temporary Cash Investments (Cost $7,838)			7,839
Total Investments (99.9%) (Cost $3,655,291)			5,246,121
Other Assets and Liabilities—Net (0.1%)[2]			5,061
Net Assets (100%)			5,251,182

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2	Securities with a value of $474,000 and cash of $68,000 have been segregated as initial margin for open futures contracts.

20

Mega Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2020	42	7,101	(385)
E-mini S&P 500 Index	March 2020	33	4,869	(478)
				(863)

See accompanying Notes, which are an integral part of the Financial Statements.

21

Mega Cap Growth Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,647,927)	5,238,756
Affiliated Issuers (Cost $7,364)	7,365
Total Investments in Securities	5,246,121
Investment in Vanguard	244
Cash Collateral Pledged—Futures Contracts	68
Receivables for Accrued Income	5,302
Variation Margin Receivable—Futures Contracts	60
Total Assets	5,251,795
Liabilities
Payables for Investment Securities Purchased	10
Payables for Capital Shares Redeemed	25
Payables to Vanguard	568
Variation Margin Payable—Futures Contracts	10
Total Liabilities	613
Net Assets	5,251,182

At February 29, 2020, net assets consisted of:

Paid-in Capital	3,642,943
Total Distributable Earnings (Loss)	1,608,239
Net Assets	5,251,182

ETF Shares—Net Assets
Applicable to 36,914,005 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,207,549
Net Asset Value Per Share—ETF Shares	$141.07

Institutional Shares—Net Assets
Applicable to 155,716 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	43,633
Net Asset Value Per Share—Institutional Shares	$280.21

See accompanying Notes, which are an integral part of the Financial Statements.

22

Mega Cap Growth Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	26,351
Interest[1]	101
Securities Lending—Net	48
Total Income	26,500
Expenses
The Vanguard Group—Note B
Investment Advisory Services	378
Management and Administrative—ETF Shares	1,140
Management and Administrative—Institutional Shares	9
Marketing and Distribution—ETF Shares	121
Marketing and Distribution—Institutional Shares	1
Custodian Fees	9
Shareholders’ Reports—ETF Shares	99
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,758
Net Investment Income	24,742
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	154,929
Futures Contracts	1,625
Realized Net Gain (Loss)	156,554
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	120,840
Futures Contracts	(846)
Change in Unrealized Appreciation (Depreciation)	119,994
Net Increase (Decrease) in Net Assets Resulting from Operations	301,290
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $100,000, $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $178,023,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Mega Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	24,742	53,105
Realized Net Gain (Loss)	156,554	150,409
Change in Unrealized Appreciation (Depreciation)	119,994	(20,819)
Net Increase (Decrease) in Net Assets Resulting from Operations	301,290	182,695
Distributions[1]
ETF Shares	(25,323)	(33,904)
Institutional Shares	(239)	(331)
Total Distributions	(25,562)	(34,235)
Capital Share Transactions
ETF Shares	546,447	89,447
Institutional Shares	(2,596)	(1,367)
Net Increase (Decrease) from Capital Share Transactions	543,851	88,080
Total Increase (Decrease)	819,579	236,540
Net Assets
Beginning of Period	4,431,603	4,195,063
End of Period	5,251,182	4,431,603
1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Mega Cap Growth Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$132.22	$127.79	$104.09	$87.15	$80.22	$79.16
Investment Operations
Net Investment Income	.700[1]	1.588[1]	1.485[1]	1.351[1]	1.269	1.148
Net Realized and Unrealized Gain (Loss) on Investments	8.883	3.860	23.677	16.920	6.897	1.013
Total from Investment Operations	9.583	5.448	25.162	18.271	8.166	2.161
Distributions
Dividends from Net Investment Income	(.733)	(1.018)	(1.462)	(1.331)	(1.236)	(1.101)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.733)	(1.018)	(1.462)	(1.331)	(1.236)	(1.101)
Net Asset Value, End of Period	$141.07	$132.22	$127.79	$104.09	$87.15	$80.22
Total Return	7.26%	4.32%	24.38%	21.17%	10.28%	2.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,208	$4,388	$4,152	$3,135	$2,247	$1,928
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.99%	1.30%	1.29%	1.43%	1.55%	1.43%
Portfolio Turnover Rate[2]	4%	14%	9%	8%	12%	9%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Mega Cap Growth Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$262.63	$253.80	$206.74	$173.07	$159.31	$157.21
Investment Operations
Net Investment Income	1.390[1]	3.184[1]	2.963[1]	2.699[1]	2.528	2.293
Net Realized and Unrealized Gain (Loss) on Investments	17.658	7.684	47.023	33.622	13.693	2.011
Total from Investment Operations	19.048	10.868	49.986	36.321	16.221	4.304
Distributions
Dividends from Net Investment Income	(1.468)	(2.038)	(2.926)	(2.651)	(2.461)	(2.204)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.468)	(2.038)	(2.926)	(2.651)	(2.461)	(2.204)
Net Asset Value, End of Period	$280.21	$262.63	$253.80	$206.74	$173.07	$159.31
Total Return	7.26%	4.34%	24.39%	21.20%	10.28%	2.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44	$43	$43	$35	$30	$35
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.00%	1.31%	1.30%	1.44%	1.56%	1.44%
Portfolio Turnover Rate[2]	4%	14%	9%	8%	12%	9%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Mega Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mega Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

27

Mega Cap Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

28

Mega Cap Growth Index Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $244,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

29

Mega Cap Growth Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	5,238,282	—	—	5,238,282
Temporary Cash Investments	7,365	474	—	7,839
Total	5,245,647	474	—	5,246,121
Derivative Financial Instruments
Assets
Futures Contracts[1]	60	—	—	60
Liabilities
Futures Contracts[1]	10	—	—	10
1	Represents variation margin on the last day of the reporting period.

D.  As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,655,291
Gross Unrealized Appreciation	1,683,294
Gross Unrealized Depreciation	(93,327)
Net Unrealized Appreciation (Depreciation)	1,589,967

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $146,929,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended February 29, 2020, the fund purchased $1,081,959,000 of investment securities and sold $540,028,000 of investment securities, other than temporary cash investments. Purchases and sales include $870,656,000 and $351,312,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2020, such purchases and sales were $76,343,000 and $129,188,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

30

Mega Cap Growth Index Fund

F.  Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	905,216	6,300	602,968	4,900
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(358,769)	(2,575)	(513,521)	(4,200)
Net Increase (Decrease)—ETF Shares	546,447	3,725	89,447	700
Institutional Shares
Issued	470	1	21,064	89
Issued in Lieu of Cash Distributions	239	1	290	1
Redeemed	(3,305)	(11)	(22,721)	(97)
Net Increase (Decrease)—Institutional Shares	(2,596)	(9)	(1,367)	(7)

G.  Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

31

Mega Cap Value Index Fund

Sector Diversification

As of February 29, 2020

Basic Materials	1.5%
Consumer Goods	11.8
Consumer Services	7.3
Financials	22.5
Health Care	20.8
Industrials	11.2
Oil & Gas	6.5
Technology	8.1
Telecommunications	4.7
Utilities	5.6

The table reflects the fund’s investments, except for short -term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

32

Mega Cap Value Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (99.8%)
Basic Materials (1.5%)
Air Products & Chemicals Inc.	55,809	12,256
DuPont de Nemours Inc.	187,734	8,054
Dow Inc.	188,283	7,609
PPG Industries Inc.	59,781	6,244
LyondellBasell Industries NV	63,548	4,541
		38,704
Consumer Goods (11.8%)
Procter & Gamble Co.	631,729	71,531
Coca-Cola Co.	976,676	52,242
PepsiCo Inc.	353,227	46,636
Philip Morris International Inc.	394,076	32,263
Mondelez International Inc.	364,674	19,255
Altria Group Inc.	473,236	19,104
Kimberly-Clark Corp.	86,826	11,391
General Motors Co.	325,799	9,937
General Mills Inc.	153,266	7,510
Ford Motor Co.	987,464	6,873
VF Corp.	85,793	6,177
Archer-Daniels-Midland Co.	140,744	5,299
Kraft Heinz Co.	169,556	4,200
Kellogg Co.	64,790	3,918
Constellation Brands Inc. Class A	19,043	3,283
Corteva Inc.	94,734	2,577
Tyson Foods Inc.	37,573	2,548
Aptiv plc	32,417	2,532
		307,276
Consumer Services (7.3%)
Walt Disney Co.	456,585	53,717
Walmart Inc.	360,278	38,795
CVS Health Corp.	329,533	19,502
Target Corp.	128,331	13,218
Walgreens Boots Alliance Inc.	192,247	8,797
	Sysco Corp.	122,830	8,187
	Delta Air Lines Inc.	147,503	6,804
	eBay Inc.	196,083	6,792
	McKesson Corp.	45,750	6,399
	Kroger Co.	202,483	5,696
	Las Vegas Sands Corp.	97,277	5,672
	Southwest Airlines Co.	120,175	5,551
	Carnival Corp.	100,118	3,350
	Fox Corp. Class A	89,929	2,764
*	United Airlines Holdings Inc.	27,195	1,675
	ViacomCBS Inc. Class B	68,059	1,675
	Fox Corp. Class B	40,442	1,232
	ViacomCBS Inc. Class A	710	21
			189,847
Financials (22.5%)
*	Berkshire Hathaway Inc. Class B	492,458	101,614
	JPMorgan Chase & Co.	754,729	87,632
	Bank of America Corp.	2,050,524	58,440
	Wells Fargo & Co.	964,180	39,387
	Citigroup Inc.	553,001	35,093
	CME Group Inc.	90,736	18,040
	Goldman Sachs Group Inc.	85,228	17,111
	American Express Co.	155,487	17,093
	US Bancorp	356,074	16,536
	Truist Financial Corp.	339,721	15,675
	Chubb Ltd.	97,557	14,149
	Morgan Stanley	307,435	13,844
	BlackRock Inc.	27,384	12,679
	PNC Financial Services Group Inc.	99,832	12,619
	Progressive Corp.	148,247	10,846
	Capital One Financial Corp.	118,009	10,415
	American International Group Inc.	220,039	9,277
	Allstate Corp.	82,024	8,633
	Bank of New York Mellon Corp.	210,316	8,392
	Prudential Financial Inc.	101,856	7,685

33

Mega Cap Value Index Fund

		Market
		Value•
	Shares	($000)
Aflac Inc.	176,774	7,575
MetLife Inc.	174,823	7,468
Travelers Cos. Inc.	62,093	7,439
Equity Residential	94,155	7,071
State Street Corp.	87,322	5,947
Discover Financial Services	79,555	5,217
Ventas Inc.	94,563	5,085
Synchrony Financial	155,087	4,513
Northern Trust Corp.	51,112	4,486
Fifth Third Bancorp	180,213	4,397
Welltower Inc.	51,388	3,845
Weyerhaeuser Co.	94,105	2,445
Ameriprise Financial Inc.	16,011	2,262
TD Ameritrade HoldingCorp.	34,155	1,442
* Berkshire Hathaway Inc Class A	1	309
		584,661
Health Care (20.8%)
Johnson & Johnson	666,620	89,647
UnitedHealth Group Inc.	239,966	61,182
Merck & Co. Inc.	644,922	49,375
Pfizer Inc.	1,401,776	46,847
Abbott Laboratories	447,964	34,507
Medtronic plc	339,503	34,178
AbbVie Inc.	374,560	32,103
Amgen Inc.	150,458	30,051
Eli Lilly & Co.	218,906	27,611
Gilead Sciences Inc.	320,490	22,229
Bristol-Myers Squibb Co.	296,473	17,510
Cigna Corp.	94,571	17,301
Anthem Inc.	64,239	16,515
Allergan plc	79,039	15,070
* Biogen Inc.	45,702	14,094
Humana Inc.	33,546	10,724
HCA Healthcare Inc.	68,741	8,731
Zimmer Biomet Holdings Inc.	52,192	7,106
Baxter International Inc.	64,558	5,389
		540,170
Industrials (11.1%)
Honeywell International Inc.	181,030	29,358
United Technologies Corp.	218,632	28,551
General Electric Co.	2,212,099	24,068
3M Co.	145,699	21,744
Caterpillar Inc.	139,989	17,392
CSX Corp.	188,200	13,259
Northrop Grumman Corp.	38,393	12,625
Deere & Co.	79,731	12,476
Norfolk Southern Corp.	66,010	12,037
Waste Management Inc.	107,413	11,902
Danaher Corp.	79,273	11,461
General Dynamics Corp.	62,337	9,955
Emerson Electric Co.	154,287	9,891
Eaton Corp. plc	104,699	9,498
FedEx Corp.	59,530	8,404
Ingersoll-Rand plc	60,689	7,831
Johnson Controls International plc	195,599	7,153
TE Connectivity Ltd.	84,765	7,025
Raytheon Co.	35,308	6,658
Parker-Hannifin Corp.	32,569	6,018
Cummins Inc.	38,854	5,878
PACCAR Inc.	87,492	5,853
Stanley Black & Decker Inc.	38,418	5,521
Republic Services Inc.	52,484	4,737
		289,295
Oil & Gas (6.5%)
Exxon Mobil Corp.	1,071,615	55,124
Chevron Corp.	478,883	44,699
ConocoPhillips	277,891	13,456
Schlumberger Ltd.	350,578	9,497
Kinder Morgan Inc.	487,451	9,344
Phillips 66	112,599	8,429
Marathon Petroleum Corp.	164,568	7,804
Occidental Petroleum Corp.	226,511	7,416
Valero Energy Corp.	104,146	6,900
Williams Cos. Inc.	307,108	5,850
		168,519
Technology (8.0%)
Intel Corp.	1,101,840	61,174
Cisco Systems Inc.	1,074,534	42,906
International Business Machines Corp.	224,305	29,193
Oracle Corp.	540,414	26,729
QUALCOMM Inc.	289,259	22,649
Cognizant Technology Solutions Corp.	138,739	8,453
HP Inc.	375,703	7,811
Corning Inc.	194,374	4,638
* Dell Technologies Inc.	52,653	2,130
Hewlett Packard Enterprise Co.	163,468	2,091
		207,774
Telecommunications (4.7%)
AT&T Inc.	1,850,267	65,166
Verizon Communications Inc.	1,047,562	56,736
* Sprint Corp.	156,249	1,436
		123,338

34

Mega Cap Value Index Fund

		Market
		Value•
	Shares	($000)
Utilities (5.6%)
NextEra Energy Inc.	123,817	31,296
Duke Energy Corp.	184,691	16,936
Dominion Energy Inc.	208,530	16,303
Southern Co.	265,599	16,032
American Electric Power Co. Inc.	125,055	11,162
Exelon Corp.	245,657	10,590
Sempra Energy	69,547	9,721
Xcel Energy Inc.	135,918	8,471
Consolidated Edison Inc.	84,038	6,624
Public Service Enterprise Group Inc.	127,896	6,562
Edison International	91,022	6,116
PPL Corp.	182,919	5,489
		145,302
Total Common Stocks (Cost $2,316,301)		2,594,886

		Shares	($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 1.706%	38	4

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
2	United States Treasury Bill, 1.551%, 5/14/20	450	449

Total Temporary Cash Investments (Cost $452)			453
Total Investments (99.8%) (Cost $2,316,753)			2,595,339
Other Assets and Liabilities—Net (0.2%)			4,079
Net Assets (100%)			2,599,418

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

2	Securities with a value of $201,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	30	4,427	(476)

See accompanying Notes, which are an integral part of the Financial Statements.

35

Mega Cap Value Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,316,749)	2,595,335
Affiliated Issuers (Cost $4)	4
Total Investments in Securities	2,595,339
Investment in Vanguard	125
Receivables for Accrued Income	8,349
Receivables for Capital Shares Issued	89
Total Assets	2,603,902
Liabilities
Due to Custodian	3,745
Payables for Investment Securities Purchased	2
Payables for Capital Shares Redeemed	381
Payables to Vanguard	347
Variation Margin Payable—Futures Contracts	9
Total Liabilities	4,484
Net Assets	2,599,418
At February 29, 2020, net assets consisted of:

Paid-in Capital	2,318,355
Total Distributable Earnings (Loss)	281,063
Net Assets	2,599,418

ETF Shares—Net Assets
Applicable to 32,284,807 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,475,856
Net Asset Value Per Share—ETF Shares	$76.69

Institutional Shares—Net Assets
Applicable to 812,550 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	123,562
Net Asset Value Per Share—Institutional Shares	$152.07

See accompanying Notes, which are an integral part of the Financial Statements.

36

Mega Cap Value Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	39,200
Interest[1]	33
Securities Lending—Net	4
Total Income	39,237
Expenses
The Vanguard Group—Note B
Investment Advisory Services	211
Management and Administrative—ETF Shares	607
Management and Administrative—Institutional Shares	28
Marketing and Distribution—ETF Shares	73
Marketing and Distribution—Institutional Shares	2
Custodian Fees	18
Shareholders’ Reports—ETF Shares	31
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	1
Total Expenses	972
Net Investment Income	38,265
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	21,042
Futures Contracts	941
Realized Net Gain (Loss)	21,983
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(103,993)
Futures Contracts	(557)
Change in Unrealized Appreciation (Depreciation)	(104,550)
Net Increase (Decrease) in Net Assets Resulting from Operations	(44,302)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $30,000, $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $31,412,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Mega Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	38,265	69,674
Realized Net Gain (Loss)	21,983	194,851
Change in Unrealized Appreciation (Depreciation)	(104,550)	(221,389)
Net Increase (Decrease) in Net Assets Resulting from Operations	(44,302)	43,136
Distributions[1]
ETF Shares	(37,144)	(64,527)
Institutional Shares	(1,998)	(3,466)
Total Distributions	(39,142)	(67,993)
Capital Share Transactions
ETF Shares	108,477	351,597
Institutional Shares	(7,950)	5,455
Net Increase (Decrease) from Capital Share Transactions	100,527	357,052
Total Increase (Decrease)	17,083	332,195
Net Assets
Beginning of Period	2,582,335	2,250,140
End of Period	2,599,418	2,582,335

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Mega Cap Value Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$78.94	$79.89	$70.19	$63.52	$56.89	$59.60
Investment Operations
Net Investment Income	1.150[1]	2.261[1]	1.893[1]	1.843[1]	1.638	1.484
Net Realized and Unrealized Gain (Loss) on Investments	(2.226)	(1.027)	9.668	6.557	6.583	(2.733)
Total from Investment Operations	(1.076)	1.234	11.561	8.400	8.221	(1.249)
Distributions
Dividends from Net Investment Income	(1.174)	(2.184)	(1.861)	(1.730)	(1.591)	(1.461)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.174)	(2.184)	(1.861)	(1.730)	(1.591)	(1.461)
Net Asset Value, End of Period	$76.69	$78.94	$79.89	$70.19	$63.52	$56.89
Total Return	-1.48%	1.69%	16.71%	13.40%	14.71%	-2.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,476	$2,448	$2,120	$1,717	$1,322	$957
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.73%	2.90%	2.50%	2.73%	2.84%	2.51%
Portfolio Turnover Rate[2]	4%	10%	8%	8%	8%	5%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Mega Cap Value Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$156.53	$158.41	$139.18	$125.94	$112.80	$118.18
Investment Operations
Net Investment Income	2.284[1]	4.467[1]	3.743[1]	3.596[1]	3.259	2.976
Net Realized and Unrealized Gain (Loss) on Investments	(4.409)	(2.002)	19.188	13.077	13.063	(5.427)
Total from Investment Operations	(2.125)	2.465	22.931	16.673	16.322	(2.451)
Distributions
Dividends from Net Investment Income	(2.335)	(4.345)	(3.701)	(3.433)	(3.182)	(2.929)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.335)	(4.345)	(3.701)	(3.433)	(3.182)	(2.929)
Net Asset Value, End of Period	$152.07	$156.53	$158.41	$139.18	$125.94	$112.80
Total Return	-1.48%	1.68%	16.71%	13.41%	14.72%	-2.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$124	$134	$131	$125	$207	$213
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.73%	2.91%	2.51%	2.74%	2.85%	2.54%
Portfolio Turnover Rate[2]	4%	10%	8%	8%	8%	5%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Mega Cap Value Index Fund

Notes to Financial Statements

Vanguard Mega Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

41

Mega Cap Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

42

Mega Cap Value Index Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $125,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

43

Mega Cap Value Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	2,594,886	—	—	2,594,886
Temporary Cash Investments	4	449	—	453
Total	2,594,890	449	—	2,595,339
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	9	—	—	9

1	Represents variation margin on the last day of the reporting period.

D.  As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,316,753
Gross Unrealized Appreciation	452,352
Gross Unrealized Depreciation	(174,242)
Net Unrealized Appreciation (Depreciation)	278,110

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $31,808,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended February 29, 2020, the fund purchased $301,964,000 of investment securities and sold $200,552,000 of investment securities, other than temporary cash investments. Purchases and sales include $145,864,000 and $78,532,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2020, such purchases and sales were $68,082,000 and $30,772,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

44

Mega Cap Value Index Fund

F.  Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	189,935	2,250	828,137	10,705
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(81,458)	(975)	(476,540)	(6,225)
Net Increase (Decrease)—ETF Shares	108,477	1,275	351,597	4,480
Institutional Shares
Issued	2,667	16	24,632	157
Issued in Lieu of Cash Distributions	1,255	8	1,944	13
Redeemed	(11,872)	(70)	(21,121)	(136)
Net Increase (Decrease)—Institutional Shares	(7,950)	(46)	5,455	34

At February 29, 2020, one shareholder was the record or beneficial owner of 27% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

G.  Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

45

Connect with Vanguard® > vanguard.com

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q8282 042020

Semiannual Report | February 29, 2020

Vanguard Global Wellington™ Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	33

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

● Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

● Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 29, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global Wellington Fund	8/31/2019	2/29/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,007.81	$2.30
Admiral™ Shares	1,000.00	1,008.57	1.80
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.58	$2.31
Admiral Shares	1,000.00	1,023.07	1.81

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for the period are 0.46% for Investor Shares and 0.36% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Global Wellington Fund

Country Allocation

As of February 29, 2020

United States	54.1%
United Kingdom	8.2
Japan	8.1
France	6.0
Switzerland	5.4
Canada	3.4
Spain	3.2
Germany	2.6
China	1.3
Taiwan	1.2
Netherlands	1.1
South Korea	1.0
Sweden	0.7
Australia	0.5
Cayman Islands	0.5
Other	2.7

The table reflects the fund’s investments, except for short-term investments and derivatives.

3

Global Wellington Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (64.2%)
Canada (2.2%)
Suncor Energy Inc.	534,420	14,728
Dollarama Inc.	257,179	7,560
Canadian National Railway Co.	40,240	3,417
		25,705
China (0.6%)
Shandong Weigao Group Medical Polymer Co. Ltd.	5,185,490	6,766

France (4.4%)
Vinci SA	136,569	13,800
Engie SA	557,313	9,307
Total SA	195,528	8,451
Arkema SA	75,402	7,133
BNP Paribas SA	137,178	6,659
Schneider Electric SE	30,104	3,058
Legrand SA	38,850	2,982
		51,390
Germany (0.6%)
Bayerische Motoren Werke AG	111,844	7,380

Italy (0.1%)
Assicurazioni Generali SPA	71,819	1,297

Japan (6.9%)
Tokio Marine Holdings Inc.	285,397	15,251
Marui Group Co. Ltd.	593,265	11,578
Nippon Telegraph & Telephone Corp.	352,044	8,213
Mitsubishi UFJ Financial Group Inc.	1,633,722	7,982
Astellas Pharma Inc.	488,700	7,660
Honda Motor Co. Ltd.	284,300	7,294
Seven & i Holdings Co. Ltd.	187,483	6,379
Sumitomo Mitsui Financial Group Inc.	197,801	6,276
Isuzu Motors Ltd.	619,914	5,800
Daiwa House Industry Co. Ltd.	135,102	3,728
Takeda Pharmaceutical Co. Ltd.	14,315	494
		80,655
Netherlands (0.9%)
ING Groep NV	728,323	6,974
Koninklijke Philips NV	86,094	3,687
		10,661

4

Global Wellington Fund
		Market
		Value•
	Shares	($000)
South Korea (1.0%)
Samsung Electronics Co. Ltd.	255,258	11,490

Spain (1.9%)
* Iberdrola SA	1,345,400	15,403
CaixaBank SA	2,657,128	6,829
		22,232
Sweden (0.6%)
Lundin Petroleum AB	262,410	7,491

Switzerland (5.0%)
Nestle SA	191,680	19,725
Novartis AG	222,039	18,679
Zurich Insurance Group AG	31,149	12,062
* Alcon Inc.	80,887	4,946
Julius Baer Group Ltd.	64,387	2,709
		58,121
Taiwan (1.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,306,175	13,466

United Kingdom (5.2%)
Diageo plc	342,387	12,216
AstraZeneca plc ADR	259,960	11,386
BAE Systems plc	1,288,187	10,190
Derwent London plc	194,627	9,845
Prudential plc	579,853	9,640
Rotork plc	1,849,241	6,762
		60,039
United States (33.6%)
Microsoft Corp.	109,694	17,772
Johnson & Johnson	123,444	16,601
Deere & Co.	101,493	15,882
Chubb Ltd.	108,001	15,663
Medtronic plc	152,102	15,312
Bank of America Corp.	531,573	15,150
McDonald’s Corp.	77,909	15,128
Cisco Systems Inc.	367,634	14,680
Merck & Co. Inc.	173,450	13,279
Lockheed Martin Corp.	35,822	13,249
Mondelez International Inc.	245,168	12,945
* Alphabet Inc. Class A	9,191	12,309
General Dynamics Corp.	76,396	12,200
Linde plc	59,605	11,487
PepsiCo Inc.	85,800	11,328
Comcast Corp.	261,601	10,577
UnitedHealth Group Inc.	39,867	10,165
TJX Cos. Inc.	159,467	9,536
Union Pacific Corp.	58,736	9,387
Sempra Energy	66,243	9,259
General Motors Co.	288,171	8,789
United Parcel Service Inc.	93,437	8,455
American Tower Corp.	36,146	8,198
Honeywell International Inc.	48,865	7,924

5

Global Wellington Fund
		Market
		Value•
	Shares	($000)
Gilead Sciences Inc.	111,618	7,742
Verizon Communications Inc.	137,329	7,438
Texas Instruments Inc.	64,594	7,373
Autoliv Inc.	105,788	7,059
JPMorgan Chase & Co.	50,396	5,851
Accenture plc Class A	31,733	5,731
Schlumberger Ltd.	209,929	5,687
EOG Resources Inc.	88,413	5,593
PNC Financial Services Group Inc.	41,368	5,229
Caterpillar Inc.	41,673	5,177
United Technologies Corp.	39,241	5,124
KLA Corp.	31,829	4,892
Colgate-Palmolive Co.	71,324	4,819
Broadcom Inc.	16,246	4,429
Intel Corp.	70,957	3,940
American Express Co.	32,713	3,596
Abbott Laboratories	43,262	3,332
Marsh & McLennan Cos. Inc.	22,723	2,376
Chevron Corp.	5,771	539
		391,202
Total Common Stocks (Cost $725,109)		747,895

				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (4.2%)
United States (4.2%)
[1,2]	Fannie Mae Pool	3.070%	2/1/25	150	161
[1,2]	Fannie Mae Pool	2.780%	6/1/26	330	354
[1,2]	Fannie Mae Pool	3.000%	8/1/34–3/1/50	5,633	5,827
[1,2]	Fannie Mae Pool	4.000%	12/1/48–12/1/49	1,155	1,218
[1,2]	Fannie Mae Pool	2.500%	12/1/49	922	941
[1,2]	Fannie Mae REMICS	2.000%	9/25/40	131	132
[1,2]	Fannie Mae REMICS	3.500%	6/25/44–6/25/59	2,683	2,937
[1,2]	Fannie Mae REMICS	2.500%	5/25/45–3/25/53	994	1,017
[1,2]	Fannie Mae REMICS	3.000%	2/25/49	221	227
[1,2]	Freddie Mac Gold Pool	3.000%	11/1/47–12/1/47	2,054	2,146
[1,2]	Freddie Mac Gold Pool	3.500%	11/1/47–12/1/47	5,585	5,871
[1,2]	Freddie Mac Gold Pool	4.000%	10/1/48–12/1/48	428	454
[1,2]	Freddie Mac REMICS	4.000%	12/15/39–8/15/40	1,195	1,296
[1,2]	Freddie Mac REMICS	3.500%	9/15/40–11/15/40	397	408
[1,2]	Freddie Mac REMICS	1.750%	9/15/42	1,131	1,131
[1]	Ginnie Mae REMICS	2.750%	9/20/44	228	236
[1,2]	UMBS Pool	2.500%	4/1/48–12/1/49	9,108	9,305
[1,2]	UMBS Pool	3.000%	12/1/49	2,956	3,049
[1,2]	UMBS Pool	4.000%	12/1/49	354	373
[1,2,3]	UMBS Pool	2.500%	3/1/35–3/1/50	1,200	1,232
	United States Treasury Note/Bond	1.750%	7/31/24	1,445	1,497
	United States Treasury Note/Bond	1.500%	10/31/24	3,980	4,084
	United States Treasury Note/Bond	1.750%	12/31/24	615	639
	United States Treasury Note/Bond	1.750%	11/15/29	1,835	1,938
[4]	United States Treasury Note/Bond	2.750%	11/15/47	550	682

6

Global Wellington Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	2.250%	8/15/49	975	1,108
	United States Treasury Strip Principal	0.000%	5/15/47	660	413
	United States Treasury Strip Principal	0.000%	8/15/47	755	470
Total U.S. Government and Agency Obligations (Cost $47,195)					49,146
Asset-Backed/Commercial Mortgage-Backed Securities (1.5%)
Australia (0.1%)
[5]	National Australia Bank Ltd.	2.400%	12/7/21	575	587

Bermuda (0.0%)
[1,5]	START Ireland	4.089%	3/15/44	234	239

Canada (0.2%)
[1,5]	Chesapeake Funding II LLC 2018-2A	3.230%	8/15/30	583	592
[5,6]	Ford Auto Securitization Trust	2.354%	6/15/23	2,005	1,494
[1,5,7]	Master Credit Card Trust II Series 2018-1A,
	1M USD LIBOR + 0.490%	2.129%	7/21/24	765	767
					2,853
Cayman Islands (0.5%)
[1,5,7]	Atlas Senior Loan Fund V Ltd., 3M USD
	LIBOR + 1.260%	3.103%	7/16/29	750	749
[1,5,7]	KKR CLO 16 Ltd., 3M USD LIBOR + 1.250%	3.069%	1/20/29	360	360
[1,5,7]	KKR CLO 17 Ltd., 3M USD LIBOR + 1.340%	3.171%	4/15/29	730	732
[1,5,7]	Madison Park Funding XVIII Ltd., 3M USD
	LIBOR + 1.190%	3.009%	10/21/30	730	729
[1,5,7]	Madison Park Funding XXX Ltd., 3M USD
	LIBOR + 0.750%	2.581%	4/15/29	1,400	1,392
[1,5,7]	Magnetite VII Ltd., 3M USD LIBOR + 0.800%	2.631%	1/15/28	1,375	1,372
[1,5,7]	Race Point IX CLO Ltd., 3M USD
	LIBOR + 1.210%	3.041%	10/15/30	730	728
					6,062
Spain (0.1%)
[8]	Bankia SA	4.125%	3/24/36	850	1,501

United States (0.6%)
[1,5]	Aaset 2019-1 Trust	3.844%	5/15/39	225	231
[1,5]	Angel Oak Mortgage Trust I LLC 2018-3	3.649%	9/25/48	388	395
[1,5]	ARI Fleet Lease Trust 2018-A	2.550%	10/15/26	94	94
[1,5]	Castlelake Aircraft Securitization Trust 2019-1	3.967%	4/15/39	241	246
[1,5]	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	203	203
[1,5]	COLT 2018-1 Mortgage Loan Trust	2.930%	2/25/48	71	71
[1,5]	COLT 2018-3 Mortgage Loan Trust	3.692%	10/26/48	112	112
[1,5]	DB Master Finance LLC	3.787%	5/20/49	144	149
[1,5]	DB Master Finance LLC	4.021%	5/20/49	124	132
[1,5]	Deephaven Residential Mortgage Trust 2018-1	2.976%	12/25/57	140	140
[1,5]	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	365	368
[1,5]	First Investors Auto Owner Trust	2.410%	12/15/22	76	77
[1,5]	First Investors Auto Owner Trust 2016-1	3.410%	4/18/22	226	227
[1]	Ford Credit Floorplan Master Owner Trust A	2.440%	9/15/26	255	263
[1,2]	Freddie Mac Multifamily Structured Pass
	Through Certificates	2.282%	7/25/26	285	297
[1,5]	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.600%	6/15/21	174	175

7

Global Wellington Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1,5	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.830%	6/17/24	167	170
1,5	Horizon Aircraft Finance Ltd.	3.721%	7/15/39	239	244
1,5	MMAF Equipment Finance LLC 2017-B	2.210%	10/17/22	117	118
1,2	Seasoned Credit Risk Transfer Trust Series
	2018-4	3.500%	3/25/58	107	112
1,2	Seasoned Credit Risk Transfer Trust Series
	2019-1	3.500%	7/25/58	110	117
1,2	Seasoned Credit Risk Transfer Trust Series
	2019-3	3.500%	10/25/58	293	311
1,5	SoFi Consumer Loan Program 2019-3 Trust	2.900%	5/25/28	990	1,001
1,5	Towd Point Mortgage Trust 2018-1	3.000%	1/25/58	234	239
1,5	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	294	307
1,5	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	194	199
1,5	Verus Securitization Trust 2019-2	3.211%	5/25/59	289	294
1,5	Westlake Automobile Receivables Trust	2.980%	1/18/22	184	184
					6,476
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $17,461)					17,718
Corporate Bonds (23.9%)
Australia (0.3%)
1,5	Macquarie Group Ltd.	4.150%	3/27/24	1,025	1,095
1,5	National Australia Bank Ltd.	3.933%	8/2/34	1,050	1,135
5	WEA Finance LLC	4.625%	9/20/48	220	277
5	WEA Finance LLC	4.125%	9/20/28	895	1,018
					3,525
Belgium (0.3%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch
	InBev Worldwide Inc.	4.900%	2/1/46	925	1,138
9	Anheuser-Busch InBev SA	1.750%	3/7/25	375	492
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	670	774
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	765	914
					3,318
Canada (0.5%)
	Bank of Nova Scotia	2.700%	8/3/26	1,205	1,264
6	Bell Canada Inc.	3.350%	3/22/23	975	755
7	Canadian Imperial Bank of Commerce, 3M
	USD LIBOR + 0.720%	2.614%	6/16/22	570	576
	Emera US Finance LP	2.700%	6/15/21	400	407
	Fortis Inc.	3.055%	10/4/26	775	811
	Nutrien Ltd.	4.125%	3/15/35	650	721
6	Royal Bank of Canada	2.949%	5/1/23	1,875	1,449
	TransCanada PipeLines Ltd.	4.875%	1/15/26	400	453
					6,436
Chile (0.2%)
5	Banco Santander Chile	2.700%	1/10/25	1,825	1,849

China (0.3%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	825	847
	Alibaba Group Holding Ltd.	3.400%	12/6/27	660	710
5	Tencent Holdings Ltd.	3.595%	1/19/28	1,035	1,117
5	Tencent Holdings Ltd.	3.975%	4/11/29	445	498
					3,172

8

Global Wellington Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Denmark (0.2%)
[1,8]	Danske Bank A/S	0.500%	8/27/25	1,675	1,833

France (1.5%)
[1,8]	AXA SA	5.125%	7/4/43	600	760
[8]	Banque Federative du Credit Mutuel SA	1.250%	1/14/25	1,200	1,395
[8]	BNP Paribas SA	1.500%	11/17/25	1,625	1,898
[1,5]	BNP Paribas SA	2.819%	11/19/25	470	485
[5]	BPCE SA	5.700%	10/22/23	400	448
[8]	BPCE SA	1.125%	1/18/23	700	793
[5]	BPCE SA	3.250%	1/11/28	525	560
[8]	BPCE SA	2.875%	4/22/26	1,600	2,002
[8]	Credit Mutuel Arkea SA	1.625%	4/15/26	2,200	2,568
[5]	Danone SA	2.947%	11/2/26	555	589
[8]	Orange SA	1.000%	5/12/25	1,300	1,499
[8]	Orange SA	2.000%	1/15/29	500	628
[8]	Orange SA	0.500%	9/4/32	1,000	1,077
[8]	RCI Banque SA	1.375%	3/8/24	800	895
[8]	RCI Banque SA	0.750%	9/26/22	500	554
[8]	Societe Generale SA	1.000%	4/1/22	600	675
[8]	Veolia Environnement SA	1.590%	1/10/28	400	488
					17,314
Germany (2.0%)
[5]	Bayer US Finance II LLC	4.250%	12/15/25	1,400	1,566
[8]	Daimler AG	0.875%	1/12/21	2,575	2,868
[8]	Deutsche Bank AG	2.625%	2/12/26	4,200	4,971
[9]	Deutsche Telekom AG	3.125%	2/6/34	775	1,103
[8]	Deutsche Telekom International Finance BV	4.250%	3/16/20	1,200	1,327
[9]	E.ON International Finance BV	5.875%	10/30/37	250	481
[8]	E.ON SE	1.625%	5/22/29	1,265	1,538
[8]	E.ON SE	0.375%	8/23/21	1,800	1,999
[9]	innogy Finance BV	4.750%	1/31/34	600	1,007
[5]	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	650	671
[8]	Volkswagen Leasing GmbH	2.625%	1/15/24	425	507
[8]	Volkswagen Leasing GmbH	1.375%	1/20/25	2,325	2,643
[8]	Wintershall Dea Finance BV	0.840%	9/25/25	2,000	2,226
					22,907
Italy (0.3%)
[5]	Intesa Sanpaolo SPA	4.000%	9/23/29	1,250	1,324
[1,8]	UniCredit SPA	4.875%	2/20/29	1,700	2,047
					3,371
Japan (0.2%)
[10]	Toyota Finance Australia Ltd.	2.500%	12/7/20	1,625	1,070
[8]	Toyota Motor Credit Corp.	1.800%	7/23/20	1,250	1,391
					2,461
Mexico (0.1%)
	America Movil SAB de CV	6.375%	3/1/35	350	502
	America Movil SAB de CV	3.625%	4/22/29	275	305
[5]	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	980	994
					1,801

9

Global Wellington Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Netherlands (0.2%)
[8]	ABN AMRO Bank NV	2.500%	11/29/23	1,330	1,605
[9]	Cooperatieve Rabobank UA	4.625%	5/23/29	200	309
	Shell International Finance BV	4.000%	5/10/46	475	562
					2,476
Norway (0.1%)
[5]	Aker BP ASA	3.750%	1/15/30	950	957

South Korea (0.0%)
[5]	SK Telecom Co. Ltd.	3.750%	4/16/23	200	211

Spain (1.0%)
[8]	Banco de Sabadell SA	1.625%	3/7/24	2,300	2,642
[8]	Banco de Sabadell SA	1.750%	5/10/24	1,800	2,020
[8]	CaixaBank SA	1.750%	10/24/23	2,200	2,527
[8]	Iberdrola International BV	2.875%	11/11/20	1,800	2,029
	Telefonica Emisiones SAU	4.665%	3/6/38	1,405	1,635
[8]	Telefonica Emisiones SAU	2.242%	5/27/22	700	814
					11,667
Switzerland (0.3%)
[1,8]	Credit Suisse Group AG	1.250%	7/17/25	675	768
[1,5]	Credit Suisse Group AG	2.593%	9/11/25	500	509
[5]	Roche Holdings Inc.	2.625%	5/15/26	1,100	1,167
[1,5]	UBS Group AG	3.126%	8/13/30	1,230	1,301
					3,745
United Kingdom (2.2%)
	AstraZeneca plc	4.000%	1/17/29	755	866
[1]	Barclays plc	3.932%	5/7/25	860	914
	BAT Capital Corp.	3.222%	8/15/24	575	603
	BAT Capital Corp.	3.557%	8/15/27	925	975
	BP Capital Markets plc	3.814%	2/10/24	475	514
[6]	BP Capital Markets plc	3.470%	5/15/25	1,350	1,072
[9]	British Telecommunications plc	3.125%	11/21/31	1,950	2,691
[5]	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	1,275	1,317
[9]	CPUK Finance Ltd.	3.588%	8/28/25	1,400	1,949
[8]	FCE Bank plc	0.869%	9/13/21	1,800	1,997
[1,9]	HSBC Holdings plc	2.256%	11/13/26	2,050	2,679
[1]	HSBC Holdings plc	4.041%	3/13/28	1,160	1,259
[7]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	2.692%	5/18/24	245	248
[8]	Imperial Brands Finance plc	2.250%	2/26/21	1,825	2,049
[5]	Sky plc	3.125%	11/26/22	725	758
[1,5]	Standard Chartered plc	2.744%	9/10/22	1,095	1,108
	Trinity Acquisition plc	4.400%	3/15/26	1,274	1,435
	Vodafone Group plc	5.250%	5/30/48	400	505
	Vodafone Group plc	4.375%	5/30/28	2,250	2,586
					25,525
United States (14.2%)
	Abbott Laboratories	3.400%	11/30/23	500	536
[5]	AbbVie Inc.	4.050%	11/21/39	275	303
	AbbVie Inc.	4.450%	5/14/46	475	545
	Alabama Power Co.	4.300%	7/15/48	255	315
	Allergan Funding SCS	3.800%	3/15/25	1,060	1,153
	Allergan Funding SCS	4.750%	3/15/45	225	271

10

Global Wellington Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[8]	Altria Group Inc.	2.200%	6/15/27	435	520
	Altria Group Inc.	3.875%	9/16/46	400	390
	Altria Group Inc.	5.800%	2/14/39	560	688
	Amazon.com Inc.	4.800%	12/5/34	300	397
	American Electric Power Co. Inc.	3.200%	11/13/27	950	1,012
[8]	American Express Credit Corp.	0.625%	11/22/21	1,900	2,125
[8]	American International Group Inc.	1.500%	6/8/23	975	1,120
	American International Group Inc.	4.250%	3/15/29	800	915
	American International Group Inc.	4.500%	7/16/44	73	89
	American International Group Inc.	4.750%	4/1/48	45	57
	American Tower Corp.	5.000%	2/15/24	380	426
	American Tower Corp.	4.400%	2/15/26	300	338
	Amgen Inc.	3.625%	5/22/24	275	295
	Amgen Inc.	4.663%	6/15/51	350	437
	Anthem Inc.	4.375%	12/1/47	500	571
	Anthem Inc.	3.500%	8/15/24	275	295
	Anthem Inc.	4.101%	3/1/28	610	682
	Apple Inc.	2.750%	1/13/25	780	823
	AT&T Inc.	4.125%	2/17/26	800	889
[8]	AT&T Inc.	1.875%	12/4/20	2,450	2,733
	AT&T Inc.	4.900%	8/15/37	450	538
	AT&T Inc.	3.600%	7/15/25	850	919
[8]	AT&T Inc.	3.150%	9/4/36	350	468
[8]	AT&T Inc.	2.450%	3/15/35	730	904
	AutoZone Inc.	3.125%	4/21/26	1,525	1,616
	Bank of America Corp.	3.300%	1/11/23	570	598
[1]	Bank of America Corp.	3.593%	7/21/28	1,885	2,052
[1]	Bank of America Corp.	4.271%	7/23/29	1,640	1,884
[7]	Bank of New York Mellon Corp., 3M USD LIBOR + 1.050%	2.819%	10/30/23	415	423
[5]	Bayer US Finance LLC	3.375%	10/8/24	770	822
	BB&T Corp.	2.200%	3/16/23	875	891
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10	13
	Boeing Co.	3.250%	3/1/28	727	786
	Boeing Co.	3.450%	11/1/28	230	250
	Boeing Co.	3.200%	3/1/29	400	428
	Boeing Co.	2.950%	2/1/30	173	181
	Boeing Co.	3.375%	6/15/46	300	307
[5]	Boston Gas Co.	3.001%	8/1/29	130	140
	Boston Scientific Corp.	4.000%	3/1/29	60	69
	Boston Scientific Corp.	4.550%	3/1/39	600	743
	Brandywine Operating Partnership LP	3.950%	11/15/27	890	971
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	1,190	1,246
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	915	960
[5]	Broadcom Inc.	4.250%	4/15/26	65	70
[5]	Brooklyn Union Gas Co.	4.273%	3/15/48	965	1,182
[8]	Capital One Financial Corp.	1.650%	6/12/29	1,900	2,218
[5]	Cargill Inc.	4.760%	11/23/45	340	462
[5]	Carrier Global Corp.	2.722%	2/15/30	173	175
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	355	468
[8]	Chubb INA Holdings Inc.	1.400%	6/15/31	525	616

11

Global Wellington Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[8]	Chubb INA Holdings Inc.	0.875%	6/15/27	1,455	1,655
	Cigna Corp.	4.375%	10/15/28	420	477
	Cimarex Energy Co.	4.375%	6/1/24	1,040	1,097
	Citigroup Inc.	4.600%	3/9/26	535	605
	Citigroup Inc.	2.700%	3/30/21	345	348
[1]	Citigroup Inc.	3.520%	10/27/28	1,000	1,081
[9]	Citigroup Inc.	1.750%	10/23/26	1,000	1,290
	Cleco Corporate Holdings LLC	3.743%	5/1/26	1,185	1,265
[5]	Cleco Corporate Holdings LLC	3.375%	9/15/29	325	339
	Cleco Corporate Holdings LLC	4.973%	5/1/46	660	797
	Comcast Corp.	6.500%	11/15/35	885	1,334
	Comcast Corp.	3.999%	11/1/49	120	141
	Comcast Corp.	4.049%	11/1/52	20	24
	Comcast Corp.	4.000%	3/1/48	40	47
	Comcast Corp.	4.600%	10/15/38	255	321
	Comcast Corp.	3.950%	10/15/25	250	280
[9]	Comcast Corp.	1.500%	2/20/29	630	806
	Comcast Corp.	4.700%	10/15/48	170	223
	CommonSpirit Health	4.200%	8/1/23	770	832
	CommonSpirit Health	3.347%	10/1/29	355	376
	CommonSpirit Health	4.187%	10/1/49	435	478
	Commonwealth Edison Co.	3.650%	6/15/46	35	40
	Commonwealth Edison Co.	4.000%	3/1/48	245	295
	Conagra Brands Inc.	4.600%	11/1/25	200	224
	Conagra Brands Inc.	5.300%	11/1/38	600	731
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	75	109
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	290	384
	Cottage Health Obligated Group	3.304%	11/1/49	290	314
[5]	Cox Communications Inc.	4.600%	8/15/47	800	936
[5]	Cox Communications Inc.	4.800%	2/1/35	100	120
	CSX Corp.	4.300%	3/1/48	495	595
	CVS Health Corp.	2.875%	6/1/26	1,455	1,511
	CVS Health Corp.	4.100%	3/25/25	1,185	1,295
	CVS Health Corp.	5.050%	3/25/48	125	153
	Dignity Health	4.500%	11/1/42	166	195
	Dignity Health	3.812%	11/1/24	594	643
	Discover Bank	4.200%	8/8/23	575	617
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	660	780
	Dominion Energy Inc.	2.715%	8/15/21	140	142
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	230	298
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	113	152
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	300	414
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	227
	Duke Energy Progress LLC	4.100%	3/15/43	707	833
	Energy Transfer Operating LP	4.900%	3/15/35	1,075	1,161
	Energy Transfer Operating LP	5.000%	5/15/50	80	81
	Enterprise Products Operating LLC	3.900%	2/15/24	535	578
	Enterprise Products Operating LLC	3.950%	1/31/60	90	88
	Enterprise Products Operating LLC	3.700%	1/31/51	130	129
	EQM Midstream Partners LP	4.750%	7/15/23	504	464
[5]	ERAC USA Finance LLC	4.500%	2/15/45	765	916
	Evergy Inc.	2.900%	9/15/29	580	597
	Exxon Mobil Corp.	2.275%	8/16/26	1,075	1,114
	FedEx Corp.	4.950%	10/17/48	213	243

12

Global Wellington Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	FedEx Corp.	4.050%	2/15/48	33	33
	FedEx Corp.	4.550%	4/1/46	117	128
	FedEx Corp.	4.750%	11/15/45	227	252
	FedEx Corp.	4.100%	2/1/45	85	87
[8]	Fidelity National Information Services Inc.	2.000%	5/21/30	835	1,021
[8]	Fidelity National Information Services Inc.	1.500%	5/21/27	1,820	2,132
	FirstEnergy Corp.	3.900%	7/15/27	1,025	1,133
	Fiserv Inc.	3.200%	7/1/26	355	378
	Florida Power & Light Co.	3.700%	12/1/47	275	325
[9]	Ford Motor Credit Co. LLC	4.535%	3/6/25	2,575	3,497
	Ford Motor Credit Co. LLC	3.815%	11/2/27	975	928
[5]	Fox Corp.	4.030%	1/25/24	160	173
	General Motors Co.	4.200%	10/1/27	475	501
	General Motors Co.	5.000%	10/1/28	1,490	1,630
	General Motors Financial Co. Inc.	3.450%	4/10/22	1,310	1,343
	Georgia Power Co.	4.300%	3/15/42	860	1,005
	Georgia Power Co.	3.700%	1/30/50	255	283
	Goldman Sachs Group Inc.	2.625%	4/25/21	575	581
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	1,375	1,450
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	335	368
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	1,000	1,134
	HCA Inc.	5.250%	6/15/49	575	670
	Healthpeak Properties Inc.	4.000%	6/1/25	850	932
	Healthpeak Properties Inc.	3.000%	1/15/30	420	441
	Healthpeak Properties Inc.	3.500%	7/15/29	335	360
	Hess Corp.	7.300%	8/15/31	555	739
	Humana Inc.	2.900%	12/15/22	590	612
	International Business Machines Corp.	3.300%	5/15/26	550	598
	International Paper Co.	4.350%	8/15/48	605	669
	John Deere Capital Corp.	3.450%	3/13/25	985	1,073
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	1,890	2,091
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	975	1,168
[8]	JPMorgan Chase & Co.	3.875%	9/23/20	1,300	1,468
	Kaiser Foundation Hospitals	4.875%	4/1/42	45	61
[5]	KeySpan Gas East Corp.	2.742%	8/15/26	400	415
[5]	L3Harris Technologies Inc.	4.400%	6/15/28	675	782
	Lockheed Martin Corp.	4.700%	5/15/46	253	337
	Lockheed Martin Corp.	4.090%	9/15/52	97	124
	Lowe’s Cos. Inc.	4.550%	4/5/49	525	641
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	1,010	1,174
	McDonald’s Corp.	4.450%	9/1/48	475	586
[8]	Medtronic Global Holdings SCA	1.125%	3/7/27	1,595	1,864
[8]	Medtronic Global Holdings SCA	1.625%	3/7/31	1,135	1,395
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	192
	Merck & Co. Inc.	4.000%	3/7/49	360	450
	Merck & Co. Inc.	3.400%	3/7/29	545	609
	Mercy Health	3.555%	8/1/27	410	446
	Mercy Health	4.302%	7/1/28	370	432
[5]	Metropolitan Life Global Funding I	3.000%	9/19/27	775	834
	Microsoft Corp.	3.700%	8/8/46	1,125	1,365
	MidAmerican Energy Co.	4.250%	5/1/46	10	12
	Molson Coors Beverage Co.	3.000%	7/15/26	700	727
[6]	Molson Coors International LP	2.840%	7/15/23	1,875	1,423
	Morgan Stanley	2.750%	5/19/22	1,375	1,412

13

Global Wellington Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Morgan Stanley	3.125%	7/27/26	1,850	1,964
[1]	Morgan Stanley	3.772%	1/24/29	1,045	1,158
	MPLX LP	4.125%	3/1/27	875	938
	MPLX LP	4.000%	3/15/28	220	233
[5]	MPLX LP	3.500%	12/1/22	1,405	1,461
	National Retail Properties Inc.	3.900%	6/15/24	805	873
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	400	425
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	100	107
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	155	170
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	130	136
	Noble Energy Inc.	3.850%	1/15/28	625	646
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	230	270
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	36	40
	Occidental Petroleum Corp.	7.500%	5/1/31	145	189
	Oglethorpe Power Corp.	5.250%	9/1/50	350	436
	Oglethorpe Power Corp.	5.050%	10/1/48	161	203
[1,5]	Oglethorpe Power Corp.	6.191%	1/1/31	210	254
	Oracle Corp.	3.400%	7/8/24	575	618
	Oracle Corp.	4.000%	11/15/47	220	266
[5]	Otis Worldwide Corp.	3.362%	2/15/50	335	347
[5]	Otis Worldwide Corp.	3.112%	2/15/40	280	286
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.250%	1/17/23	1,405	1,508
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.375%	2/1/22	145	149
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	1,120	1,224
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	170	176
	Philip Morris International Inc.	2.500%	11/2/22	575	591
[8]	Philip Morris International Inc.	2.875%	3/3/26	725	915
	Phillips 66 Partners LP	3.750%	3/1/28	500	538
	PNC Bank NA	3.250%	1/22/28	910	1,008
	PPL Capital Funding Inc.	3.100%	5/15/26	1,500	1,591
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	225	275
	Santander Holdings USA Inc.	3.700%	3/28/22	2,400	2,485
[5]	SBA Tower Trust	3.448%	3/15/23	675	712
[5]	SBA Tower Trust	2.877%	7/9/21	805	813
	Sempra Energy	3.250%	6/15/27	1,050	1,119
	Sierra Pacific Power Co.	2.600%	5/1/26	149	155
	Simon Property Group LP	2.450%	9/13/29	375	382
	Southern California Edison Co.	4.125%	3/1/48	550	628
	Southern California Edison Co.	3.700%	8/1/25	30	33
	Southern Co.	4.400%	7/1/46	5	6
[1,5]	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	805	863
	SSM Health Care Corp.	3.823%	6/1/27	320	355
	Starbucks Corp.	4.500%	11/15/48	730	874
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	400	445
	Synchrony Bank	3.000%	6/15/22	450	462
[5]	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	860	1,135
[5]	Tennessee Gas Pipeline Co. LLC	2.900%	3/1/30	1,485	1,492

14

Global Wellington Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Toledo Hospital	5.750%	11/15/38	210	264
	Toledo Hospital	5.325%	11/15/28	555	647
	Truist Bank	3.300%	5/15/26	450	483
	Truist Financial Corp.	3.200%	9/3/21	510	523
	Truist Financial Corp.	3.700%	6/5/25	970	1,066
	Tyson Foods Inc.	5.100%	9/28/48	400	522
	Union Pacific Corp.	3.700%	3/1/29	210	237
	Union Pacific Corp.	4.300%	3/1/49	130	157
	Union Pacific Corp.	3.750%	2/5/70	675	708
[1]	United Airlines 2018-1 Class B Pass Through Trust	4.600%	3/1/26	64	68
[8]	United Technologies Corp.	1.150%	5/18/24	380	436
	United Technologies Corp.	3.950%	8/16/25	285	319
	United Technologies Corp.	4.450%	11/16/38	725	897
	UnitedHealth Group Inc.	4.625%	7/15/35	75	94
	UnitedHealth Group Inc.	4.200%	1/15/47	65	78
	UnitedHealth Group Inc.	3.850%	6/15/28	820	927
	Verizon Communications Inc.	3.500%	11/1/24	275	297
	Verizon Communications Inc.	4.522%	9/15/48	695	896
	Verizon Communications Inc.	4.672%	3/15/55	118	158
[9]	Verizon Communications Inc.	3.375%	10/27/36	400	597
	Verizon Communications Inc.	5.012%	8/21/54	475	665
	ViacomCBS Inc.	4.250%	9/1/23	800	863
	Walt Disney Co.	6.200%	12/15/34	640	943
	Wells Fargo & Co.	4.300%	7/22/27	275	309
	Wells Fargo & Co.	4.750%	12/7/46	800	1,009
[8]	Wells Fargo & Co.	2.250%	9/3/20	2,500	2,794
[6]	Wells Fargo & Co.	2.975%	5/19/26	625	483
	Wells Fargo & Co.	4.100%	6/3/26	920	1,011
[1]	Wells Fargo & Co.	2.879%	10/30/30	435	453
	Welltower Inc.	4.000%	6/1/25	275	302
	Westar Energy Inc.	3.250%	9/1/49	525	568
	Western Midstream Operating LP	4.050%	2/1/30	1,270	1,248
					165,980
Total Corporate Bonds (Cost $267,367)					278,548
Sovereign Bonds (4.1%)
Australia (0.2%)
[10]	Commonwealth of Australia	2.250%	11/21/22	1,260	860
[10]	Commonwealth of Australia	2.750%	11/21/27	135	101
[10]	Commonwealth of Australia	2.250%	5/21/28	1,195	873
					1,834
Canada (0.4%)
[6]	City of Montreal	3.150%	12/1/36	750	616
[6]	City of Montreal	3.500%	12/1/38	410	357
[6]	City of Toronto	3.200%	8/1/48	1,000	878
[6]	Province of Ontario	2.900%	6/2/28	1,910	1,537
[11]	Province of Ontario	0.250%	6/28/29	985	1,094
					4,482
Chile (0.1%)
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	650	702

15

Global Wellington Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
China (0.4%)
[5]	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	1,025	1,052
[5]	Sinopec Group Overseas Development 2018 Ltd.	2.950%	11/12/29	1,170	1,226
[5]	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	2,135	2,183
					4,461
Colombia (0.1%)
	Republic of Colombia	4.000%	2/26/24	1,350	1,432

Japan (0.8%)
[12]	Japan	0.100%	12/20/28	828,000	7,899
[12]	Japan	0.100%	3/20/29	158,800	1,515
[12]	Japan	0.100%	6/20/29	40,250	384
					9,798
Panama (0.2%)
[1,5]	Empresa de Transmision Electrica SA	5.125%	5/2/49	470	558
[1]	Republic of Panama	3.160%	1/23/30	1,650	1,741
					2,299
Qatar (0.2%)
[5]	State of Qatar	2.375%	6/2/21	1,400	1,406
[5]	State of Qatar	3.875%	4/23/23	550	583
[5]	State of Qatar	4.000%	3/14/29	515	584
[5]	State of Qatar	5.103%	4/23/48	255	340
					2,913
Saudi Arabia (0.4%)
[5]	Kingdom of Saudi Arabia	2.875%	3/4/23	2,740	2,808
[5]	Saudi Arabian Oil Co.	2.875%	4/16/24	500	514
[5]	Saudi Arabian Oil Co.	3.500%	4/16/29	910	965
					4,287
Singapore (0.1%)
[5]	Temasek Financial I Ltd.	3.625%	8/1/28	510	589

Spain (0.1%)
[5,8]	Kingdom of Spain	0.600%	10/31/29	1,050	1,198

Supranational (0.2%)
[8]	European Financial Stability Facility	1.375%	5/31/47	1,025	1,491
[8]	European Investment Bank	0.050%	10/13/34	1,050	1,182
					2,673
Switzerland (0.1%)
[5]	Syngenta Finance NV	5.182%	4/24/28	550	620

United Arab Emirates (0.1%)
	Emirate of Abu Dhabi	3.125%	10/11/27	1,235	1,325

United Kingdom (0.7%)
[9]	United Kingdom	1.500%	1/22/21	1,015	1,313
[9]	United Kingdom	0.500%	7/22/22	430	554
[9]	United Kingdom	0.750%	7/22/23	1,210	1,575
[9]	United Kingdom	0.625%	6/7/25	700	912
[9]	United Kingdom	1.250%	7/22/27	155	212

16

Global Wellington Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[9]	United Kingdom	0.875%	10/22/29	1,100	1,474
[9]	United Kingdom	3.500%	1/22/45	1,215	2,446
					8,486
Total Sovereign Bonds (Cost $45,497)					47,099
Taxable Municipal Bonds (0.9%)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	230	243
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	75	140
	California GO	7.550%	4/1/39	180	309
	California GO	7.350%	11/1/39	140	228
	California GO	7.625%	3/1/40	20	34
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.899%	12/1/40	55	81
	Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	805	1,179
	Chicago IL Transit Authority	6.300%	12/1/21	40	42
	County of Broward FL Airport System Revenue	3.477%	10/1/43	100	108
	Foothill-Eastern Transportation Corridor Agency California Toll Road Revenue Taxable Refunding Bonds 2019A	4.094%	1/15/49	55	59
[13]	Foothill-Eastern Transportation Corridor Agency California	3.924%	1/15/53	405	435
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	757	1,140
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	94	145
	Grand Parkway Transportation Corp. Texas	3.236%	10/1/52	290	295
	Illinois GO	5.100%	6/1/33	660	772
[13]	Kansas Development Finance Authority	5.371%	5/1/26	695	781
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	175	187
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	6.668%	11/15/39	170	263
	New York State Dormitory Authority Revenue	3.142%	7/1/43	120	133
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	285	322
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	125	224
[14]	Philadelphia PA Authority for Industrial Development	6.550%	10/15/28	635	849
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	305	417
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	873
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	690	710
	State of Connecticut	5.770%	3/15/25	275	335
Total Taxable Municipal Bonds (Cost $9,094)					10,304

17

Global Wellington Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (2.4%)
Money Market Fund (2.4%)
[15] Vanguard Market Liquidity Fund (Cost $28,160)	1.706%	281,567	28,165
Total Investments (101.2%) (Cost $1,139,883)			1,178,875
Other Assets and Liabilities—Net (-1.2%)			(13,735)
Net Assets (100%)			1,165,140

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2020.

4	Securities with a value of $434,000 have been segregated as initial margin for open futures contracts.

5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate value of these securities was $69,096,000, representing 5.9% of net assets.

6	Face amount denominated in Canadian dollars.

7	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

8	Face amount denominated in euro.

9	Face amount denominated in British pounds.

10	Face amount denominated in Australian dollars.

11	Face amount denominated in Swiss francs.

12	Face amount denominated in Japanese yen.

13	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

14	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

REMICS—Real Estate Mortgage Investment Conduits.

UMBS—Uniform Mortgage-Backed Securities.

18

Global Wellington Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Euro-Schatz	March 2020	51	6,324	20
Euro-Bund	March 2020	25	4,898	75
Euro-Buxl	March 2020	17	4,125	281
Euro-OAT	March 2020	14	2,607	74
Euro-BTP	March 2020	13	2,092	33
Euro-Bobl	March 2020	7	1,048	13
				496

Short Futures Contracts
10-Year U.S. Treasury Note	June 2020	(81)	(10,915)	(134)
Long Gilt	June 2020	(14)	(2,430)	(22)
				(156)
				340

Forward Currency Contracts
	Contract					Unrealized	Unrealized
Settlement			Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
J.P. Morgan Securities LLC	3/31/20	USD	85,398	EUR	78,525	—	(1,461)
Goldman Sachs International	3/31/20	USD	26,111	GBP	20,138	267	—
J.P. Morgan Securities LLC	3/31/20	USD	10,085	CAD	13,391	108	—
J.P. Morgan Securities LLC	3/31/20	USD	9,651	JPY	1,065,696	—	(247)
J.P. Morgan Securities LLC	3/31/20	USD	2,815	AUD	4,262	36	—
J.P. Morgan Securities LLC	3/31/20	USD	1,468	CHF	1,434	—	(21)
						411	(1,729)

AUD—Australian dollar.

CAD—Canadian dollar.

CHF—Swiss franc.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

At February 29, 2020, the counterparties had deposited in segregated accounts securities with a value of $762,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Global Wellington Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,111,723)	1,150,710
Affiliated Issuers (Cost $28,160)	28,165
Total Investments in Securities	1,178,875
Investment in Vanguard	53
Cash	40
Foreign Currency, at Value (Cost $1,505)	1,530
Receivables for Investment Securities Sold	21,586
Receivables for Accrued Income	5,234
Receivables for Capital Shares Issued	2,585
Variation Margin Receivable—Futures Contracts	8
Unrealized Appreciation—Forward Currency Contracts	411
Total Assets	1,210,322
Liabilities
Payables for Investment Securities Purchased	37,255
Payables for Capital Shares Redeemed	5,528
Payables to Investment Advisor	463
Payables to Vanguard	117
Variation Margin Payable—Futures Contracts	90
Unrealized Depreciation—Forward Currency Contracts	1,729
Total Liabilities	45,182
Net Assets	1,165,140

At February 29, 2020, net assets consisted of:

Paid-in Capital	1,119,938
Total Distributable Earnings (Loss)	45,202
Net Assets	1,165,140

Investor Shares—Net Assets
Applicable to 8,881,334 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	189,539
Net Asset Value Per Share—Investor Shares	$21.34

Admiral Shares—Net Assets
Applicable to 36,561,332 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	975,601
Net Asset Value Per Share—Admiral Shares	$26.68

See accompanying Notes, which are an integral part of the Financial Statements.

20

Global Wellington Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends[1]	7,407
Interest[2]	4,881
Securities Lending—Net	5
Total Income	12,293
Expenses
Investment Advisory Fees—Note B
Basic Fee	852
Performance Adjustment	32
The Vanguard Group—Note C
Management and Administrative—Investor Shares	259
Management and Administrative—Admiral Shares	883
Marketing and Distribution—Investor Shares	16
Marketing and Distribution—Admiral Shares	36
Custodian Fees	26
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—Admiral Shares	8
Trustees’ Fees and Expenses	1
Total Expenses	2,118
Expenses Paid Indirectly	(8)
Net Expenses	2,110
Net Investment Income	10,183
Realized Net Gain (Loss)
Investment Securities Sold[2]	10,671
Futures Contracts	(64)
Forward Currency Contracts	2,868
Foreign Currencies	25
Realized Net Gain (Loss)	13,500
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(18,653)
Futures Contracts	(228)
Forward Currency Contracts	(1,924)
Foreign Currencies	53
Change in Unrealized Appreciation (Depreciation)	(20,752)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,931
1	Dividends are net of foreign withholding taxes of $330,000.

2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $300,000, ($1,000), and $5,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Global Wellington Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,183	20,611
Realized Net Gain (Loss)	13,500	(5,890)
Change in Unrealized Appreciation (Depreciation)	(20,752)	49,342
Net Increase (Decrease) in Net Assets Resulting from Operations	2,931	64,063
Distributions[1]
Investor Shares	(2,061)	(3,787)
Admiral Shares	(10,568)	(17,340)
Total Distributions	(12,629)	(21,127)
Capital Share Transactions
Investor Shares	14,346	(2,831)
Admiral Shares	157,705	75,712
Net Increase (Decrease) from Capital Share Transactions	172,051	72,881
Total Increase (Decrease)	162,353	115,817
Net Assets
Beginning of Period	1,002,787	886,970
End of Period	1,165,140	1,002,787

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Global Wellington Fund

Financial Highlights

Investor Shares

	Six Months	Year	Oct. 18,
	Ended	Ended	2017[1] to
	Feb. 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2020	2019	2018
Net Asset Value, Beginning of Period	$21.41	$20.51	$20.00
Investment Operations
Net Investment Income[2]	.190	.443	.392
Net Realized and Unrealized Gain (Loss) on Investments	(.015)	.920	.379
Total from Investment Operations	.175	1.363	.771
Distributions
Dividends from Net Investment Income	(.210)	(.426)	(.261)
Distributions from Realized Capital Gains	(.035)	(.037)	—
Total Distributions	(.245)	(.463)	(.261)
Net Asset Value, End of Period	$21.34	$21.41	$20.51
Total Return[3]	0.78%	6.80%	3.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$190	$176	$172
Ratio of Total Expenses to Average Net Assets	0.46%[4]	0.46%[4]	0.46%[5,6]
Ratio of Net Investment Income to Average Net Assets	1.72%	2.19%	2.32%[6]
Portfolio Turnover Rate	27%[7]	54%	44%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Subscription period for the fund was October 18, 2017, to November 1, 2017, during which time all assets were held in cash. Performance measurement began November 2, 2017, the first business day after the subscription period, at a net asset value of $20.00.

2	Calculated based on average shares outstanding.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Includes performance-based investment advisory fee increases (decreases) of 0.01% for 2020 and 0.01% for 2019.

5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.45%.

6	Annualized.

7	Includes 5% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Global Wellington Fund

Financial Highlights

Admiral Shares

	Six Months	Year	Oct. 18,
	Ended	Ended	2017[1] to
	Feb. 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2020	2019	2018
Net Asset Value, Beginning of Period	$26.76	$25.65	$25.00
Investment Operations
Net Investment Income[2]	.251	.583	.511
Net Realized and Unrealized Gain (Loss) on Investments	(.011)	1.132	.480
Total from Investment Operations	.240	1.715	.991
Distributions
Dividends from Net Investment Income	(.276)	(.559)	(.341)
Distributions from Realized Capital Gains	(.044)	(.046)	—
Total Distributions	(.320)	(.605)	(.341)
Net Asset Value, End of Period	$26.68	$26.76	$25.65
Total Return[3]	0.86%	6.85%	3.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$976	$826	$715
Ratio of Total Expenses to Average Net Assets	0.36%[4]	0.36%[4]	0.36%[5,6]
Ratio of Net Investment Income to Average Net Assets	1.82%	2.29%	2.42%[6]
Portfolio Turnover Rate	27%[7]	54%	44%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Subscription period for the fund was October 18, 2017, to November 1, 2017, during which time all assets were held in cash. Performance measurement began November 2, 2017, the first business day after the subscription period, at a net asset value of $25.00.

2	Calculated based on average shares outstanding.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Includes performance-based investment advisory fee increases (decreases) of 0.01% for 2020 and 0.01% for 2019.

5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%.

6	Annualized.

7	Includes 5% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Global Wellington Fund

Notes to Financial Statements

Vanguard Global Wellington Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

25

Global Wellington Fund

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented 2% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value

26

Global Wellington Fund

of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the six months ended February 29, 2020, the fund’s average investment in forward currency contracts represented 11% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

6. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2018–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

27

Global Wellington Fund

8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

9. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

10. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

28

Global Wellington Fund

11. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the Global Wellington Composite Index, comprising of the FTSE Developed Index and the Bloomberg Barclays Fixed Income Composite Index, since December 1, 2017. For the six months ended February 29, 2020, the investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets before an increase of $32,000 (0.01%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $53,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund’s expenses by $8,000 (an annual rate of less than 0.01% of average net assets).

E. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

29

Global Wellington Fund

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	416,806	331,089	—	747,895
U.S. Government and Agency Obligations	—	49,146	—	49,146
Asset-Backed/Commercial Mortgage-Backed
Securities	—	17,718	—	17,718
Corporate Bonds	—	278,548	—	278,548
Sovereign Bonds	—	47,099	—	47,099
Taxable Municipal Bonds	—	10,304	—	10,304
Temporary Cash Investments	28,165	—	—	28,165
Total	444,971	733,904	—	1,178,875
Derivative Financial Instruments
Assets
Futures Contracts[1]	8	—	—	8
Forward Currency Contracts	—	411	—	411
Total	8	411	—	419
Liabilities
Futures Contracts[1]	90	—	—	90
Forward Currency Contracts	—	1,729	—	1,729
Total	90	1,729	—	1,819

1 Represents variation margin on the last day of the reporting period.

F. At February 29, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

	Interest Rate	Currency
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	8	—	8
Unrealized Appreciation—Forward Currency Contracts	—	411	411
Total Assets	8	411	419

Variation Margin Payable—Futures Contracts	90	—	90
Unrealized Depreciation—Forward Currency Contracts	—	1,729	1,729
Total Liabilities	90	1,729	1,819

30

Global Wellington Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 29, 2020, were:

Interest Rate		Credit
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(64)	—	(64)
Forward Currency Contracts	—	2,868	2,868
Realized Net Gain (Loss) on Derivatives	(64)	2,868	2,804
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(228)	—	(228)
Forward Currency Contracts	—	(1,924)	(1,924)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(228)	(1,924)	(2,152)

G. As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	$1,139,997
Gross Unrealized Appreciation	$95,302
Gross Unrealized Depreciation	(57,402)
Net Unrealized Appreciation (Depreciation)	$37,900

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $6,241,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

H. During the six months ended February 29, 2020, the fund purchased $336,162,000 of investment securities and sold $173,562,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $124,998,000 and $119,270,000, respectively.

31

Global Wellington Fund

I. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	43,230	1,943	57,984	2,861
Issued in Lieu of Cash Distributions	1,832	83	3,350	166
Redeemed	(30,716)	(1,383)	(64,165)	(3,183)
Net Increase (Decrease)—Investor Shares	14,346	643	(2,831)	(156)
Admiral Shares
Issued	268,198	9,666	372,819	14,761
Issued in Lieu of Cash Distributions	9,201	333	14,816	586
Redeemed	(119,694)	(4,315)	(311,923)	(12,339)
Net Increase (Decrease)—Admiral Shares	157,705	5,684	75,712	3,008

J. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

32

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Global Wellington Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services since its inception in 2017, and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. For the equity portion of the fund, Wellington Management focuses on high-quality companies in out-of-favor industries that generate superior returns. The equity subportfolio includes large- and mid-capitalization stocks, with a valuation discount, premium dividend yield, and market-like earnings growth. The advisor primarily invests the fixed income portion of the fund in government and mortgage securities in addition to high-quality corporate bonds. The fund’s bond portion will maintain an intermediate-term duration. Wellington Management has advised the fund since its inception in 2017.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of Wellington Management since the fund’s inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

33

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

34

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q15672 042020

Semiannual Report | February 29, 2020

Vanguard Global Wellesley® Income Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	31

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

●    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

●    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

 1

Six Months Ended February 29, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global Wellesley Income Fund	8/31/2019	2/29/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,012.45	$2.05
Admiral™ Shares	1,000.00	1,013.14	1.55
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.82	$2.06
Admiral Shares	1,000.00	1,023.32	1.56

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for the period are 0.41% for Investor Shares and 0.31% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

 2

Global Wellesley Income Fund

Country Allocation

As of February 29, 2020

United States	50.1%
United Kingdom	7.5
France	6.7
Canada	5.8
Germany	5.2
Japan	4.4
Spain	2.9
Switzerland	2.8
Netherlands	2.3
China	1.7
Cayman Islands	1.5
Taiwan	1.1
Australia	1.0
Sweden	0.7
Portugal	0.7
Hong Kong	0.6
Greece	0.6
Italy	0.6
Belgium	0.5
Saudi Arabia	0.5
Supranational	0.5
Other	2.3

The table reflects the fund’s investments, except for short-term investments and derivatives.

 3

Global Wellesley Income Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value●
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (7.3%)
United States (7.3%)
1,2	Fannie Mae Pool	3.070%	2/1/25	125	135
1,2	Fannie Mae Pool	2.780%	6/1/26	275	295
1,2	Fannie Mae Pool	3.000%	12/1/47–3/1/50	1,943	2,018
1,2	Fannie Mae Pool	4.000%	12/1/49	185	196
1,2	Fannie Mae REMICS	2.000%	9/25/40	160	161
1,2	Fannie Mae REMICS	3.500%	6/25/44–6/25/59	2,034	2,215
1,2	Fannie Mae REMICS	2.500%	5/25/45–3/25/53	1,006	1,030
1,2	Fannie Mae REMICS	3.000%	2/25/49	162	167
1,2	Freddie Mac Gold Pool	3.000%	11/1/47–12/1/47	2,469	2,580
1,2	Freddie Mac Gold Pool	3.500%	11/1/47–12/1/47	4,298	4,517
1,2	Freddie Mac Gold Pool	4.000%	10/1/48–12/1/48	384	407
1,2	Freddie Mac REMICS	4.000%	12/15/39–8/15/40	1,440	1,561
1,2	Freddie Mac REMICS	3.500%	9/15/40–11/15/40	476	490
1,2	Freddie Mac REMICS	1.750%	9/15/42	1,331	1,332
1	Ginnie Mae REMICS	2.750%	9/20/44	271	280
¤,1,2	UMBS Pool	2.500%	11/1/49–3/1/50	3,271	3,338
1,2	UMBS Pool	3.000%	12/1/49–1/1/50	7,115	7,338
1,2	UMBS Pool	4.000%	12/1/49	1,259	1,329
	United States Treasury Note/Bond	1.125%	2/28/25	2,600	2,626
	United States Treasury Note/Bond	1.750%	11/15/29	1,265	1,336
3	United States Treasury Note/Bond	2.875%	5/15/49	370	474
	United States Treasury Note/Bond	2.250%	8/15/49	1,355	1,540
	United States Treasury Strip Principal	0.000%	8/15/47	1,260	784
Total U.S. Government and Agency Obligations (Cost $34,747)					36,149
Asset-Backed/Commercial Mortgage-Backed Securities (3.3%)
Bermuda (0.0%)
1,4	START Ireland	4.089%	3/15/44	234	239

Canada (0.4%)
1,4	Chesapeake Funding II LLC 2018-2A	3.230%	8/15/30	580	589
4,5	Ford Auto Securitization Trust	2.354%	6/15/23	1,820	1,355
					1,944
Cayman Islands (1.4%)
1,4,6	Atlas Senior Loan Fund V Ltd., 3M USD LIBOR + 1.260%	3.103%	7/16/29	900	899
1,4,6	KKR Clo 16 Ltd., 3M USD LIBOR + 1.250%	3.069%	1/20/29	435	435
1,4,6	KKR Clo 17 Ltd., 3M USD LIBOR + 1.340%	3.171%	4/15/29	875	877
1,4,6	Madison Park Funding XVIII Ltd., 3M USD LIBOR + 1.190%	3.009%	10/21/30	875	873

 4

Global Wellesley Income Fund
				Face	Market
			Maturity	Amount	Value●
		Coupon	Date	($000)	($000)
1,4,6	Madison Park Funding XXX Ltd., 3M USD LIBOR + 0.750%	2.581%	4/15/29	1,570	1,561
1,4,6	Magnetite VII Ltd., 3M USD LIBOR + 0.800%	2.631%	1/15/28	1,510	1,507
1,4,6	Race Point IX CLO Ltd., 3M USD LIBOR + 1.210%	3.041%	10/15/30	870	868
					7,020
Spain (0.2%)
7	Bankia SA	4.125%	3/24/36	550	972

United States (1.3%)
1,4	Angel Oak Mortgage Trust I LLC 2018-3	3.649%	9/25/48	406	414
1,4	ARI Fleet Lease Trust 2018-A	2.550%	10/15/26	102	102
1,4	Castlelake Aircraft Securitization Trust 2019-1	3.967%	4/15/39	223	228
1,4	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	226	226
1,4	COLT 2018-1 Mortgage Loan Trust	2.930%	2/25/48	80	80
1,4	COLT 2018-3 Mortgage Loan Trust	3.692%	10/26/48	116	117
1,4	DB Master Finance LLC	3.787%	5/20/49	129	134
1,4	DB Master Finance LLC	4.021%	5/20/49	114	122
1,4	Deephaven Residential Mortgage Trust 2018-1	2.976%	12/25/57	153	153
1,4	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	399	402
1,4	First Investors Auto Owner Trust	2.410%	12/15/22	89	89
1,4	First Investors Auto Owner Trust 2016-1	3.410%	4/18/22	206	207
1	Ford Credit Floorplan Master Owner Trust A	2.440%	9/15/26	210	217
1,2	Freddie Mac Multifamily Structured Pass Through Certificates	2.282%	7/25/26	235	245
1,4	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.600%	6/15/21	174	175
1,4	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	183	186
1,4	MMAF Equipment Finance LLC 2017-B	2.210%	10/17/22	141	142
1,2	Seasoned Credit Risk Transfer Trust Series 2018-4	3.500%	3/25/58	235	247
1,2	Seasoned Credit Risk Transfer Trust Series 2019-1	3.500%	7/25/58	242	258
1,2	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	372	395
1,4	SoFi Consumer Loan Program 2019-3 Trust	2.900%	5/25/28	903	912
1,4	Towd Point Mortgage Trust 2018-1	3.000%	1/25/58	254	260
1,4	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	323	337
1,4	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	139	143
1,4	Verus Securitization Trust 2019-2	3.211%	5/25/59	262	267
1,4	Westlake Automobile Receivables Trust	2.980%	1/18/22	182	183
					6,241
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $16,184)					16,416
Corporate Bonds (42.0%)
Australia (0.6%)
1,4	Macquarie Group Ltd.	4.150%	3/27/24	1,125	1,202
1,4	National Australia Bank Ltd.	3.933%	8/2/34	850	918
4	WEA Finance LLC	4.125%	9/20/28	610	694
4	WEA Finance LLC	4.625%	9/20/48	225	283
					3,097

 5

Global Wellesley Income Fund

				Face	Market
			Maturity	Amount	Value●
		Coupon	Date	($000)	($000)
Belgium (0.5%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	700	862
8	Anheuser-Busch InBev SA/NV	1.750%	3/7/25	325	426
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	540	645
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	480	554
					2,487
Canada (1.1%)
	Bank of Nova Scotia	2.700%	8/3/26	990	1,038
5	Bell Canada Inc.	3.350%	3/22/23	950	736
	Fortis Inc.	3.055%	10/4/26	625	654
	Nutrien Ltd.	4.125%	3/15/35	750	833
5	Royal Bank of Canada	2.949%	5/1/23	1,825	1,410
	TransCanada PipeLines Ltd.	4.875%	1/15/26	475	538
					5,209
Chile (0.2%)
4	Banco Santander Chile	2.700%	1/10/25	1,050	1,064

China (0.4%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	690	743
4	Tencent Holdings Ltd.	3.975%	4/11/29	405	453
4	Tencent Holdings Ltd.	3.595%	1/19/28	690	744
					1,940
Denmark (0.2%)
1,7	Danske Bank A/S	0.500%	8/27/25	925	1,012

France (2.9%)
1,7	AXA SA	5.125%	7/4/43	750	950
7	Banque Federative du Credit Mutuel SA	1.250%	1/14/25	1,100	1,278
7	BNP Paribas SA	1.500%	11/17/25	800	935
1,4	BNP Paribas SA	2.819%	11/19/25	360	372
4	BPCE SA	3.250%	1/11/28	500	533
7	BPCE SA	1.125%	1/18/23	900	1,019
4	BPCE SA	5.700%	10/22/23	400	448
7	BPCE SA	2.875%	4/22/26	1,300	1,626
7	Credit Mutuel Arkea SA	1.625%	4/15/26	1,700	1,985
4	Danone SA	2.947%	11/2/26	285	303
7	Orange SA	1.000%	5/12/25	1,200	1,384
7	Orange SA	2.000%	1/15/29	300	377
7	Orange SA	0.500%	9/4/32	700	754
7	RCI Banque SA	0.750%	9/26/22	625	692
7	RCI Banque SA	1.375%	3/8/24	575	643
7	Societe Generale SA	1.000%	4/1/22	600	675
7	Veolia Environnement SA	1.590%	1/10/28	400	488
					14,462
Germany (3.5%)
4	Bayer US Finance II LLC	4.250%	12/15/25	860	962
7	Daimler AG	0.875%	1/12/21	3,100	3,452
7	Deutsche Bank AG	2.625%	2/12/26	3,100	3,669
8	Deutsche Telekom AG	3.125%	2/6/34	675	961
8	E.ON International Finance BV	5.875%	10/30/37	200	385
7	E.ON SE	1.625%	5/22/29	550	669
7	E.ON SE	0.375%	8/23/21	1,775	1,971

 6

Global Wellesley Income Fund

				Face	Market
			Maturity	Amount	Value●
		Coupon	Date	($000)	($000)
8	innogy Finance BV	4.750%	1/31/34	500	839
7	Volkswagen Leasing GmbH	2.625%	1/15/24	525	626
7	Volkswagen Leasing GmbH	1.375%	1/20/25	1,825	2,075
7	Wintershall Dea Finance BV	0.840%	9/25/25	1,500	1,669
					17,278
Italy (0.5%)
4	Intesa Sanpaolo SPA	4.000%	9/23/29	925	980
1,7	UniCredit SPA	4.875%	2/20/29	1,400	1,686
					2,666
Japan (0.3%)
9	Toyota Finance Australia Ltd.	2.500%	12/7/20	2,075	1,366

Mexico (0.3%)
	America Movil SAB de CV	3.625%	4/22/29	250	277
4	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	1,090	1,105
					1,382
Netherlands (0.4%)
7	ABN AMRO Bank NV	2.500%	11/29/23	1,025	1,237
8	Cooperatieve Rabobank UA	4.625%	5/23/29	200	309
	Shell International Finance BV	4.000%	5/10/46	425	503
					2,049
Norway (0.1%)
4	Aker BP ASA	3.750%	1/15/30	700	705

South Korea (0.0%)
4	SK Telecom Co. Ltd.	3.750%	4/16/23	200	211

Spain (1.9%)
7	Banco de Sabadell SA	1.750%	5/10/24	1,700	1,908
7	Banco de Sabadell SA	1.625%	3/7/24	1,200	1,379
7	CaixaBank SA	1.750%	10/24/23	1,700	1,953
7	Iberdrola International BV	2.875%	11/11/20	1,800	2,029
7	Telefonica Emisiones SAU	2.242%	5/27/22	800	930
	Telefonica Emisiones SAU	4.665%	3/6/38	1,070	1,245
					9,444
Switzerland (0.6%)
1,7	Credit Suisse Group AG	1.250%	7/17/25	600	683
1,4	Credit Suisse Group AG	2.593%	9/11/25	410	417
4	Roche Holdings Inc.	2.625%	5/15/26	850	902
1,4	UBS Group AG	3.126%	8/13/30	885	936
					2,938
United Kingdom (4.1%)
	AstraZeneca plc	4.000%	1/17/29	720	826
1	Barclays plc	3.932%	5/7/25	785	835
	BAT Capital Corp.	3.222%	8/15/24	675	708
	BAT Capital Corp.	3.557%	8/15/27	825	869
5	BP Capital Markets plc	3.470%	5/15/25	1,325	1,053
8	British Telecommunications plc	3.125%	11/21/31	1,475	2,036
4	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	975	1,007
8	CPUK Finance Ltd.	3.588%	8/28/25	1,200	1,671
7	FCE Bank plc	0.869%	9/13/21	500	555
1,8	HSBC Holdings plc	2.256%	11/13/26	1,500	1,960

 7

Global Wellesley Income Fund

				Face	Market
			Maturity	Amount	Value●
		Coupon	Date	($000)	($000)
6	HSBC Holdings plc, 3M USD LIBOR + 1.000%	2.692%	5/18/24	255	258
7	Imperial Brands Finance plc	2.250%	2/26/21	2,525	2,834
4	Sky plc	3.125%	11/26/22	825	862
1,4	Standard Chartered plc	2.744%	9/10/22	905	915
	Trinity Acquisition plc	4.400%	3/15/26	888	1,000
	Vodafone Group plc	4.375%	5/30/28	2,600	2,988
					20,377
United States (24.2%)
	AbbVie Inc.	4.450%	5/14/46	370	424
4	AbbVie Inc.	4.050%	11/21/39	210	231
	Alabama Power Co.	4.300%	7/15/48	275	339
	Allergan Funding SCS	4.750%	3/15/45	275	331
	Allergan Funding SCS	3.800%	3/15/25	550	599
7	Altria Group Inc.	2.200%	6/15/27	385	460
	Amazon.com Inc.	4.800%	12/5/34	150	199
7	American International Group Inc.	1.500%	6/8/23	875	1,005
	American International Group Inc.	4.250%	3/15/29	650	744
	American Tower Corp.	4.400%	2/15/26	325	366
	American Tower Corp.	5.000%	2/15/24	200	224
	Amgen Inc.	4.663%	6/15/51	350	437
	Anthem Inc.	4.101%	3/1/28	665	743
	Anthem Inc.	3.500%	8/15/24	325	349
	Anthem Inc.	4.375%	12/1/47	290	331
	Apple Inc.	2.750%	1/13/25	645	680
	AT&T Inc.	4.125%	2/17/26	700	778
7	AT&T Inc.	2.450%	3/15/35	380	470
7	AT&T Inc.	1.875%	12/4/20	2,425	2,705
	AT&T Inc.	3.600%	7/15/25	950	1,027
	AT&T Inc.	4.900%	8/15/37	200	239
7	AT&T Inc.	3.150%	9/4/36	250	334
	AutoZone Inc.	3.125%	4/21/26	425	451
1	Bank of America Corp.	3.593%	7/21/28	1,550	1,687
	Bank of America Corp.	3.300%	1/11/23	700	735
1	Bank of America Corp.	4.271%	7/23/29	1,460	1,677
4	Bayer US Finance LLC	3.375%	10/8/24	765	817
	Boeing Co.	3.250%	3/1/28	617	667
	Boeing Co.	3.450%	11/1/28	175	190
	Boeing Co.	3.200%	3/1/29	300	321
	Boeing Co.	2.950%	2/1/30	128	134
	Boeing Co.	3.375%	6/15/46	175	179
4	Boston Gas Co.	3.001%	8/1/29	105	113
	Boston Scientific Corp.	4.000%	3/1/29	55	63
	Boston Scientific Corp.	4.550%	3/1/39	550	681
	Brandywine Operating Partnership LP	3.950%	11/15/27	800	873
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	850	890
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	665	698
4	Broadcom Inc.	4.250%	4/15/26	60	65
4	Brooklyn Union Gas Co.	4.273%	3/15/48	760	931
7	Capital One Financial Corp.	1.650%	6/12/29	1,425	1,664
4	Cargill Inc.	4.760%	11/23/45	275	373
4	Carrier Global Corp.	2.722%	2/15/30	130	132

 8

Global Wellesley Income Fund

				Face	Market
			Maturity	Amount	Value●
		Coupon	Date	($000)	($000)
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	305	402
7	Chubb INA Holdings Inc.	1.400%	6/15/31	1,125	1,319
7	Chubb INA Holdings Inc.	0.875%	6/15/27	1,010	1,149
	Cigna Corp.	4.375%	10/15/28	435	494
	Cimarex Energy Co.	4.375%	6/1/24	859	906
1	Citigroup Inc.	3.520%	10/27/28	1,930	2,087
8	Citigroup Inc.	1.750%	10/23/26	375	484
4	Cleco Corporate Holdings LLC	3.375%	9/15/29	270	282
	Cleco Corporate Holdings LLC	4.973%	5/1/46	395	477
	Cleco Corporate Holdings LLC	3.743%	5/1/26	1,140	1,217
	Comcast Corp.	4.600%	10/15/38	265	333
	Comcast Corp.	3.950%	10/15/25	255	286
	Comcast Corp.	4.000%	3/1/48	20	24
	Comcast Corp.	4.049%	11/1/52	10	12
	Comcast Corp.	3.999%	11/1/49	60	71
	Comcast Corp.	6.500%	11/15/35	775	1,169
8	Comcast Corp.	1.500%	2/20/29	465	595
	CommonSpirit Health	3.347%	10/1/29	145	154
	CommonSpirit Health	4.187%	10/1/49	175	192
	CommonSpirit Health	4.200%	8/1/23	895	968
	Conagra Brands Inc.	4.600%	11/1/25	200	224
	Conagra Brands Inc.	5.300%	11/1/38	345	420
	Conagra Brands Inc.	5.400%	11/1/48	20	25
	Cottage Health Obligated Group	3.304%	11/1/49	215	232
4	Cox Communications Inc.	4.600%	8/15/47	650	760
	CSX Corp.	4.300%	3/1/48	405	487
	CVS Health Corp.	4.100%	3/25/25	1,370	1,497
	CVS Health Corp.	2.875%	6/1/26	1,000	1,038
	Dignity Health	4.500%	11/1/42	202	237
	Dignity Health	3.812%	11/1/24	659	713
	Discover Bank	4.200%	8/8/23	700	751
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	625	739
	Dominion Energy Inc.	2.715%	8/15/21	125	127
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	280	363
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	227
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	345
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	129	173
	Duke Energy Progress LLC	4.200%	8/15/45	350	430
	Duke Energy Progress LLC	4.100%	3/15/43	725	854
	Energy Transfer Operating LP	4.900%	3/15/35	975	1,053
	Energy Transfer Operating LP	5.000%	5/15/50	60	60
	Enterprise Products Operating LLC	3.700%	1/31/51	100	99
	Enterprise Products Operating LLC	3.950%	1/31/60	65	64
	EQM Midstream Partners LP	4.750%	7/15/23	554	510
4	ERAC USA Finance LLC	4.500%	2/15/45	575	689
	Evergy Inc.	2.900%	9/15/29	480	494
	Exxon Mobil Corp.	2.275%	8/16/26	865	897
	FedEx Corp.	4.100%	2/1/45	65	67
	FedEx Corp.	4.750%	11/15/45	187	208
	FedEx Corp.	4.550%	4/1/46	95	104
	FedEx Corp.	4.050%	2/15/48	28	28
	FedEx Corp.	4.950%	10/17/48	175	200
7	Fidelity National Information Services Inc.	2.000%	5/21/30	645	788

 9

Global Wellesley Income Fund

				Face	Market
			Maturity	Amount	Value●
		Coupon	Date	($000)	($000)
7	Fidelity National Information Services Inc.	1.500%	5/21/27	1,405	1,646
	FirstEnergy Corp.	3.900%	7/15/27	825	912
	Fiserv Inc.	3.200%	7/1/26	320	340
	Ford Motor Credit Co. LLC	3.815%	11/2/27	650	618
8	Ford Motor Credit Co. LLC	4.535%	3/6/25	2,125	2,886
4	Fox Corp.	4.030%	1/25/24	145	157
	General Motors Co.	5.000%	10/1/28	1,095	1,198
	General Motors Co.	4.200%	10/1/27	550	580
	General Motors Financial Co. Inc.	3.450%	4/10/22	1,535	1,574
	Georgia Power Co.	4.300%	3/15/42	940	1,099
	Georgia Power Co.	3.700%	1/30/50	35	39
1	Goldman Sachs Group Inc.	4.223%	5/1/29	635	720
1	Goldman Sachs Group Inc.	3.272%	9/29/25	1,425	1,503
1	Goldman Sachs Group Inc.	3.814%	4/23/29	235	258
	HCA Inc.	5.250%	6/15/49	300	350
	Healthpeak Properties Inc.	4.000%	6/1/25	475	521
	Healthpeak Properties Inc.	3.000%	1/15/30	315	330
	Hess Corp.	7.300%	8/15/31	515	686
	International Business Machines Corp.	3.300%	5/15/26	500	543
	International Paper Co.	4.350%	8/15/48	475	525
	John Deere Capital Corp.	3.450%	3/13/25	830	904
7	JPMorgan Chase & Co.	3.875%	9/23/20	1,400	1,581
1	JPMorgan Chase & Co.	3.964%	11/15/48	850	1,018
1	JPMorgan Chase & Co.	3.782%	2/1/28	1,200	1,328
	Kaiser Foundation Hospitals	4.875%	4/1/42	55	75
4	KeySpan Gas East Corp.	2.742%	8/15/26	500	518
	Lockheed Martin Corp.	4.090%	9/15/52	118	150
	Lowe’s Cos. Inc.	4.550%	4/5/49	440	537
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	705	819
	McDonald’s Corp.	4.450%	9/1/48	250	308
7	Medtronic Global Holdings SCA	1.125%	3/7/27	1,275	1,490
7	Medtronic Global Holdings SCA	1.625%	3/7/31	760	934
	Merck & Co. Inc.	4.000%	3/7/49	330	412
	Merck & Co. Inc.	3.400%	3/7/29	500	559
	Mercy Health	3.555%	8/1/27	535	582
4	Metropolitan Life Global Funding I	3.000%	9/19/27	700	753
	Microsoft Corp.	3.700%	8/8/46	650	789
	Molson Coors Beverage Co.	3.000%	7/15/26	425	441
5	Molson Coors International LP	2.840%	7/15/23	1,825	1,385
1	Morgan Stanley	3.772%	1/24/29	550	610
	Morgan Stanley	3.125%	7/27/26	2,100	2,229
4	MPLX LP	3.500%	12/1/22	1,325	1,378
	MPLX LP	4.125%	3/1/27	805	863
	MPLX LP	4.000%	3/15/28	200	211
	National Retail Properties Inc.	3.900%	6/15/24	400	434
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	90	96
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	140	153
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	255	267
4	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	280	328
4	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	12	13
	Occidental Petroleum Corp.	7.500%	5/1/31	135	176
	Oglethorpe Power Corp.	4.550%	6/1/44	20	22
	Oglethorpe Power Corp.	4.250%	4/1/46	81	85
	Oglethorpe Power Corp.	5.250%	9/1/50	250	311

 10

Global Wellesley Income Fund

				Face	Market
			Maturity	Amount	Value●
		Coupon	Date	($000)	($000)
1,4	Oglethorpe Power Corp.	6.191%	1/1/31	285	345
	Oracle Corp.	4.000%	11/15/47	265	321
4	Otis Worldwide Corp.	3.112%	2/15/40	205	210
4	Otis Worldwide Corp.	3.362%	2/15/50	250	259
4	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.250%	1/17/23	1,125	1,207
4	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	740	809
4	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	180	187
7	Philip Morris International Inc.	2.875%	3/3/26	500	631
	Phillips 66 Partners LP	3.750%	3/1/28	400	430
	PNC Bank NA	3.250%	1/22/28	600	665
	PPL Capital Funding Inc.	3.100%	5/15/26	1,125	1,193
1	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	245	300
	Santander Holdings USA Inc.	3.700%	3/28/22	1,700	1,760
4	SBA Tower Trust	3.448%	3/15/23	755	796
4	SBA Tower Trust	2.877%	7/9/21	885	894
	Sempra Energy	3.250%	6/15/27	1,000	1,066
	Sierra Pacific Power Co.	2.600%	5/1/26	180	188
	Simon Property Group LP	2.450%	9/13/29	310	316
	Southern California Edison Co.	3.700%	8/1/25	30	33
	Southern California Edison Co.	4.125%	3/1/48	475	542
1,4	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	1,100	1,179
	SSM Health Care Corp.	3.823%	6/1/27	380	422
	Starbucks Corp.	4.500%	11/15/48	335	401
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	175	195
	Synchrony Bank	3.000%	6/15/22	550	565
4	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	635	838
4	Tennessee Gas Pipeline Co. LLC	2.900%	3/1/30	1,095	1,100
	Toledo Hospital	5.325%	11/15/28	410	478
	Toledo Hospital	5.750%	11/15/38	155	195
	Truist Bank	3.300%	5/15/26	975	1,048
	Tyson Foods Inc.	5.100%	9/28/48	200	261
	Union Pacific Corp.	3.700%	3/1/29	190	214
	Union Pacific Corp.	4.300%	3/1/49	120	145
	Union Pacific Corp.	3.750%	2/5/70	265	278
1	United Airlines 2018-1 Class B Pass Through Trust	4.600%	3/1/26	69	73
	United Technologies Corp.	3.950%	8/16/25	310	347
7	United Technologies Corp.	1.150%	5/18/24	395	454
	United Technologies Corp.	4.450%	11/16/38	550	680
	UnitedHealth Group Inc.	4.625%	7/15/35	90	113
	UnitedHealth Group Inc.	3.850%	6/15/28	415	469
	Verizon Communications Inc.	4.522%	9/15/48	675	870
	Verizon Communications Inc.	5.012%	8/21/54	250	350
	Verizon Communications Inc.	4.672%	3/15/55	144	193
8	Verizon Communications Inc.	3.375%	10/27/36	300	448
	Walt Disney Co.	6.200%	12/15/34	650	958
	Wells Fargo & Co.	4.750%	12/7/46	700	883
	Wells Fargo & Co.	4.300%	7/22/27	325	365
5	Wells Fargo & Co.	2.975%	5/19/26	600	464

 11

Global Wellesley Income Fund

				Face	Market
			Maturity	Amount	Value●
		Coupon	Date	($000)	($000)
	Welltower Inc.	4.000%	6/1/25	325	357
	Western Midstream Operating LP	4.050%	2/1/30	935	919
					119,538
Total Corporate Bonds (Cost $198,500)					207,225
Sovereign Bonds (6.7%)
Australia (0.3%)
9	Commonwealth of Australia	2.250%	11/21/22	1,185	809
9	Commonwealth of Australia	2.750%	11/21/27	160	120
9	Commonwealth of Australia	2.250%	5/21/28	870	635
					1,564
Canada (0.7%)
5	City of Montreal	3.500%	12/1/38	910	792
5	City of Toronto	3.200%	8/1/48	1,000	878
5	Province of Ontario	2.900%	6/2/28	815	656
10	Province of Ontario	0.250%	6/28/29	1,075	1,193
					3,519
Chile (0.2%)
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	864

China (0.4%)
4	Sinopec Group Overseas Development 2018 Ltd.	2.950%	11/12/29	845	886
4	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	1,110	1,135
					2,021
Colombia (0.2%)
	Republic of Colombia	4.000%	2/26/24	1,045	1,108

Japan (1.5%)
11	Japan	0.100%	12/20/28	699,850	6,677
11	Japan	0.100%	3/20/29	42,600	406
11	Japan	0.100%	6/20/29	12,000	115
					7,198
Panama (0.3%)
1,4	Empresa de Transmision Electrica SA	5.125%	5/2/49	415	493
1	Republic of Panama	3.160%	1/23/30	825	870
					1,363
Qatar (0.4%)
4	State of Qatar	3.875%	4/23/23	785	832
4	State of Qatar	4.000%	3/14/29	595	675
4	State of Qatar	5.103%	4/23/48	285	380
					1,887
Saudi Arabia (0.5%)
4	Kingdom of Saudi Arabia	2.875%	3/4/23	1,555	1,594
4	Saudi Arabian Oil Co.	3.500%	4/16/29	785	832
					2,426
Singapore (0.1%)
4	Temasek Financial I Ltd.	3.625%	8/1/28	530	612

 12

Global Wellesley Income Fund

				Face	Market
			Maturity	Amount	Value●
		Coupon	Date	($000)	($000)
Spain (0.2%)
4,7	Kingdom of Spain	0.600%	10/31/29	775	885

Supranational (0.4%)
7	European Financial Stability Facility	1.375%	5/31/47	900	1,309
7	European Investment Bank	0.050%	10/13/34	775	872
					2,181
Switzerland (0.1%)
4	Syngenta Finance NV	5.182%	4/24/28	400	451

United Arab Emirates (0.3%)
	Emirate of Abu Dhabi	3.125%	10/11/27	1,435	1,539

United Kingdom (1.1%)
8	United Kingdom	1.500%	1/22/21	955	1,235
8	United Kingdom	0.500%	7/22/22	775	998
8	United Kingdom	1.250%	7/22/27	445	611
8	United Kingdom	3.500%	1/22/45	1,200	2,416
					5,260
Total Sovereign Bonds (Cost $31,438)					32,878
Taxable Municipal Bonds (1.7%)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	190	201
	California GO	7.550%	4/1/39	260	446
	California GO	7.625%	3/1/40	25	43
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.899%	12/1/40	40	58
	Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	645	944
	Chicago IL Transit Authority	6.300%	12/1/21	45	47
	County of Broward FL Airport System Revenue	3.477%	10/1/43	80	86
	Foothill-Eastern CA Transportation Corridor Agency	4.094%	1/15/49	45	49
12	Foothill-Eastern CA Transportation Corridor Agency	3.924%	1/15/53	315	339
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	665	1,002
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	100	154
	Grand Parkway Transportation Corp	3.236%	10/1/52	210	214
	Illinois GO	5.100%	6/1/33	515	603
12	Kansas Development Finance Authority	5.371%	5/1/26	860	967
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	135	144
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	6.668%	11/15/39	155	239
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	210	237
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	75	135

 13

Global Wellesley Income Fund

Face	Market
Maturity	Amount	Value●
Coupon	Date	($000)	($000)
13	Philadelphia PA Authority for Industrial Development	6.550%	10/15/28	525	702
Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	545	732
South Carolina Public Service Authority Revenue	2.388%	12/1/23	770	793
State of Connecticut	5.770%	3/15/25	250	304
Total Taxable Municipal Bonds (Cost $7,447)	8,439

Shares
Common Stocks (35.0%)
Canada (3.4%)
TC Energy Corp.	94,990	4,951
Bank of Nova Scotia	94,349	4,936
^	Enbridge Inc.	98,023	3,648
Royal Bank of Canada	45,874	3,412
16,947
China (0.8%)
ENN Energy Holdings Ltd.	184,100	2,077
Guangdong Investment Ltd.	1,074,000	2,039
4,116
France (3.5%)
Axa SA	206,414	4,798
Vinci SA	44,445	4,491
Total SA	98,927	4,276
Nexity SA	85,524	3,957
17,522
Germany (1.4%)
E.On Se	354,414	4,117
Volkswagen AG Preference Shares	18,153	3,014
7,131
Greece (0.5%)
Hellenic Telecommunications Organization SA	188,306	2,679

Hong Kong (0.6%)
AIA Group Ltd.	275,600	2,762

Japan (2.5%)
Mitsubishi UFJ Financial Group Inc.	853,400	4,170
Tokio Marine Holdings Inc.	58,800	3,142
KDDI Corp.	102,700	2,901
Isuzu Motors Ltd.	223,900	2,095
12,308
Netherlands (1.8%)
4	ABN AMRO Bank NV	256,119	3,513
Koninklijke KPN NV	1,256,847	3,048
Koninklijke Philips NV	50,341	2,156
8,717
Portugal (0.6%)
Galp Energia SGPS SA	224,000	3,090

 14

Global Wellesley Income Fund

		Market
		Value●
	Shares	($000)
Spain (0.5%)
* Iberdrola SA	198,683	2,275

Sweden (0.7%)
Millicom International Cellular SA	75,701	3,497

Switzerland (2.0%)
UBS Group AG	359,308	3,957
Novartis AG	45,525	3,830
Nestle SA	20,518	2,111
		9,898
Taiwan (1.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	502,000	5,175

United Kingdom (2.0%)
AstraZeneca plc	39,578	3,474
Standard Chartered plc	449,292	3,251
National Grid plc	243,209	3,066
		9,791
United States (13.5%)
Philip Morris International Inc.	65,463	5,359
Bank of America Corp.	161,473	4,602
Progressive Corp.	60,114	4,398
Verizon Communications Inc.	80,366	4,353
Cisco Systems Inc.	101,137	4,038
Comcast Corp.	98,948	4,001
Pfizer Inc.	116,184	3,883
Edison International	46,914	3,152
Microsoft Corp.	19,080	3,091
Home Depot Inc.	14,067	3,064
Baxter International Inc.	35,213	2,939
Anthem Inc.	10,738	2,761
FMC Corp.	29,482	2,745
Kellogg Co.	44,657	2,700
Emerson Electric Co.	39,237	2,516
Merck & Co. Inc.	32,644	2,499
Boeing Co.	8,834	2,430
Lockheed Martin Corp.	6,491	2,401
Expedia Group Inc.	21,671	2,137
TJX Cos. Inc.	34,915	2,088
Accenture plc Class A	9,723	1,756
		66,913
Total Common Stocks (Cost $174,651)		172,821

 15

Global Wellesley Income Fund

			Market
			Value●
	Coupon	Shares	($000)
Temporary Cash Investment (6.0%)
Money Market Fund (6.0%)
[14,15] Vanguard Market Liquidity Fund (Cost $29,554)	1.706%	295,509	29,560
Total Investments (101.9%) (Cost $492,521)			503,488
Other Assets and Liabilities—Net (-1.9%)			(9,601)
Net Assets (100%)			493,887

Cost rounded to $000.

●	See Note A in Notes to Financial Statements.

¤	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2020.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,253,000.

*	Non-income-producing security.

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

2

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3	Securities with a value of $429,000 have been segregated as initial margin for open futures contracts.

4

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate value of these securities was $57,750,000, representing 11.7% of net assets.

5	Face amount denominated in Canadian dollars.

6

Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

7	Face amount denominated in euro.

8	Face amount denominated in British pounds.

9	Face amount denominated in Australian dollars.

10	Face amount denominated in Swiss francs.

11	Face amount denominated in Japanese yen.

12	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

13	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

15	Collateral of $3,496,000 was received for securities on loan.

   GO—General Obligation Bond.

   LIBOR—London Interbank Offered Rate.

   REIT—Real Estate Investment Trust.

   REMICS—Real Estate Mortgage Investment Conduits.

   TBA—To Be Announced.

   UMBS—Uniform Mortgage-Backed Securities.

 16

Global Wellesley Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Euro-Bund	March 2020	24	4,702	72
Euro-Buxl	March 2020	12	2,912	216
Euro-Schatz	March 2020	22	2,728	9
Euro-OAT	March 2020	10	1,862	53
Euro-BTP	March 2020	10	1,609	25
Ultra Long U.S. Treasury Bond	June 2020	1	208	9
				384

Short Futures Contracts
10-Year U.S. Treasury Note	June 2020	(46)	(6,198)	(97)
Long Gilt	June 2020	(12)	(2,083)	(19)
10-Year Canadian Government Bond	June 2020	(8)	(851)	(12)
Euro-Bobl	March 2020	(5)	(749)	(5)
				(133)
				251

Forward Currency Contracts
	Contract					Unrealized	Unrealized
Settlement			Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
J.P. Morgan Securities LLC	3/31/20	USD	64,251	EUR	59,080	—	(1,099)
Goldman Sachs International	3/31/20	USD	18,566	GBP	14,319	190	—
J.P. Morgan Securities LLC	3/31/20	USD	8,844	CAD	11,743	95	—
J.P. Morgan Securities LLC	3/31/20	USD	6,924	JPY	764,587	—	(177)
J.P. Morgan Securities LLC	3/31/20	USD	2,845	AUD	4,307	37	—
J.P. Morgan Securities LLC	3/31/20	USD	1,077	CHF	1,052	—	(16)
						322	(1,292)

AUD—Australian dollar.

CAD—Canadian dollar.

CHF—Swiss franc.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

At February 29, 2020, the counterparties had deposited in segregated accounts securities with a value of $658,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

 17

Global Wellesley Income Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $462,967)	473,928
Affiliated Issuers (Cost $29,554)	29,560
Total Investments in Securities	503,488
Investment in Vanguard	22
Cash	29
Foreign Currency, at Value (Cost $629)	635
Receivables for Investment Securities Sold	10,768
Receivables for Accrued Income	2,920
Receivables for Capital Shares Issued	909
Variation Margin Receivable—Futures Contracts	4
Unrealized Appreciation—Forward Currency Contracts	322
Total Assets	519,097
Liabilities
Payables for Investment Securities Purchased	18,504
Collateral for Securities on Loan	3,496
Payables for Capital Shares Redeemed	1,649
Payables to Investment Advisor	142
Payables to Vanguard	48
Variation Margin Payable—Futures Contracts	79
Unrealized Depreciation—Forward Currency Contracts	1,292
Total Liabilities	25,210
Net Assets	493,887

At February 29, 2020, net assets consisted of:

Paid-in Capital	494,281
Total Distributable Earnings (Loss)	(394)
Net Assets	493,887

Investor Shares—Net Assets
Applicable to 4,386,976 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	88,523
Net Asset Value Per Share—Investor Shares	$20.18

Admiral Shares—Net Assets
Applicable to 16,067,526 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	405,364
Net Asset Value Per Share—Admiral Shares	$25.23

See accompanying Notes, which are an integral part of the Financial Statements.

 18

Global Wellesley Income Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends[1]	1,985
Interest[2]	3,770
Securities Lending—Net	10
Total Income	5,765
Expenses
Investment Advisory Fees—Note B
Basic Fee	291
Performance Adjustment	(21)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	119
Management and Administrative—Admiral Shares	371
Marketing and Distribution—Investor Shares	7
Marketing and Distribution—Admiral Shares	15
Custodian Fees	16
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Admiral Shares	4
Total Expenses	804
Expenses Paid Indirectly	(8)
Net Expenses	796
Net Investment Income	4,969
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,686
Futures Contracts	(99)
Forward Currency Contracts	2,242
Foreign Currencies	(11)
Realized Net Gain (Loss)	3,818
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,434)
Futures Contracts	(153)
Forward Currency Contracts	(1,657)
Foreign Currencies	25
Change in Unrealized Appreciation (Depreciation)	(3,219)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,568

1	Dividends are net of foreign withholding taxes of $205,000.

2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $154,000, ($1,000), and $5,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

 19

Global Wellesley Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,969	12,355
Realized Net Gain (Loss)	3,818	(14,891)
Change in Unrealized Appreciation (Depreciation)	(3,219)	25,885
Net Increase (Decrease) in Net Assets Resulting from Operations	5,568	23,349
Distributions[1]
Investor Shares	(976)	(3,267)
Admiral Shares	(4,619)	(14,576)
Total Distributions	(5,595)	(17,843)
Capital Share Transactions
Investor Shares	3,485	(8,902)
Admiral Shares	26,015	(33,414)
Net Increase (Decrease) from Capital Share Transactions	29,500	(42,316)
Total Increase (Decrease)	29,473	(36,810)
Net Assets
Beginning of Period	464,414	501,224
End of Period	493,887	464,414

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

 20

Global Wellesley Income Fund

Financial Highlights

Investor Shares

	Six Months	Year	Oct. 18,
	Ended	Ended	2017[1] to
	February 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2020	2019	2018
Net Asset Value, Beginning of Period	$20.16	$19.87	$20.00
Investment Operations
Net Investment Income[2]	.201	.513	.443
Net Realized and Unrealized Gain (Loss) on Investments	.051	.529	(.269)
Total from Investment Operations	.252	1.042	.174
Distributions
Dividends from Net Investment Income	(.232)	(.473)	(.304)
Distributions from Realized Capital Gains	—	(.279)	—
Total Distributions	(.232)	(.752)	(.304)
Net Asset Value, End of Period	$20.18	$20.16	$19.87

Total Return[3]	1.24%	5.50%	0.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$89	$85	$93
Ratio of Total Expenses to Average Net Assets	0.41%[4]	0.42%[4]	0.43%[5,6]
Ratio of Net Investment Income to Average Net Assets	1.99%	2.63%	2.68%[6]
Portfolio Turnover Rate	33%[7]	90%	39%

The expense ratio and net investment income ratio for the current period have been annualized.

1

Subscription period for the fund was October 18, 2017, to November 1, 2017, during which time all assets were held in cash. Performance measurement began November 2, 2017, the first business day after the subscription period, at a net asset value of $20.00.

2	Calculated based on average shares outstanding.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Includes performance-based investment advisory fee increases (decreases) of (0.01%) and (0.01%).

5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.42%.

6	Annualized.

7	Includes 7% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

 21

Global Wellesley Income Fund

Financial Highlights

Admiral Shares

	Six Months	Year	Oct. 18,
	Ended	Ended	2017[1] to
	February 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2020	2019	2018
Net Asset Value, Beginning of Period	$25.20	$24.84	$25.00
Investment Operations
Net Investment Income[2]	.265	.666	.577
Net Realized and Unrealized Gain (Loss) on Investments	.067	.658	(.341)
Total from Investment Operations	.332	1.324	.236
Distributions
Dividends from Net Investment Income	(.302)	(.616)	(.396)
Distributions from Realized Capital Gains	—	(.348)	—
Total Distributions	.(302)	(.964)	(.396)
Net Asset Value, End of Period	$25.23	$25.20	$24.84

Total Return[3]	1.31%	5.60%	0.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$405	$379	$408
Ratio of Total Expenses to Average Net Assets	0.31%	0.32%[4]	0.33%[5,6]
Ratio of Net Investment Income to Average Net Assets	2.09%	2.73%	2.78%[6]
Portfolio Turnover Rate	33%[7]	90%	39%

The expense ratio and net investment income ratio for the current period have been annualized.

1

Subscription period for the fund was October 18, 2017, to November 1, 2017, during which time all assets were held in cash. Performance measurement began November 2, 2017, the first business day after the subscription period, at a net asset value of $20.00.

2	Calculated based on average shares outstanding.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Includes performance-based investment advisory fee increases (decreases) of (0.01%) and (0.01%).

5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.32%.

6	Annualized.

7	Includes 7% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

 22

Global Wellesley Income Fund

Notes to Financial Statements

Vanguard Global Wellesley Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

 23

Global Wellesley Income Fund

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented 3% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

 24

Global Wellesley Income Fund

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the six months ended February 29, 2020, the fund’s average investment in forward currency contracts represented 22% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

6. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar- roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

 25

Global Wellesley Income Fund

7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2018–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

9. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

10. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

 26

Global Wellesley Income Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

11. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the Global Wellesley Income Composite Index, comprising the FTSE Developed High Dividend Yield Index (net of tax) and the Bloomberg Barclays Fixed Income Composite index, since December 1, 2017. For the six months ended February 29, 2020, the investment advisory fee represented an effective annual basic rate of 0.12% of the fund’s average net assets before a decrease of $21,000 (0.01%) based on performance.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $22,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund’s expenses by $8,000 (an annual rate of less than 0.01% of average net assets).

 27

Global Wellesley Income Fund

E. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	36,149	—	36,149
Asset-Backed/Commercial Mortgage-Backed Securities	—	16,416	—	16,416
Corporate Bonds	—	207,225	—	207,225
Sovereign Bonds	—	32,878	—	32,878
Taxable Municipal Bonds	—	8,439	—	8,439
Common Stocks	83,860	88,961	—	172,821
Temporary Cash Investments	29,560	—	—	29,560
Total	113,420	390,068	—	503,488
Derivative Financial Instruments
Assets
Futures Contracts[1]	4	—	—	4
Forward Currency Contracts	—	322	—	322
Total	4	322	—	326
Liabilities
Futures Contracts[1]	79	—	—	79
Forward Currency Contracts	—	1,292	—	1,292
Total	79	1,292	—	1,371

1	Represents variation margin on the last day of the reporting period.

 28

Global Wellesley Income Fund

F. At February 29, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
Interest Rate		Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	4	—	4
Unrealized Appreciation—Forward Currency Contracts	—	322	322
Total Assets	4	322	326

Variation Margin Payable—Futures Contracts	79	—	79
Unrealized Depreciation—Forward Currency Contracts	—	1,292	1,292
Total Liabilities	79	1,292	1,371

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 29, 2020, were:

		Foreign
Interest Rate		Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(99)	—	(99)
Forward Currency Contracts	—	2,242	2,242
Realized Net Gain (Loss) on Derivatives	(99)	2,242	2,143

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(153)	—	(153)
Forward Currency Contracts	—	(1,657)	(1,657)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(153)	(1,657)	(1,810)

G. As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	492,723
Gross Unrealized Appreciation	24,371
Gross Unrealized Depreciation	(14,325)
Net Unrealized Appreciation (Depreciation)	10,046

 29

Global Wellesley Income Fund

H.  During the six months ended February 29, 2020, the fund purchased $91,146,000 of investment securities and sold $76,890,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $85,185,000 and $78,022,000, respectively.

I.	Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	19,506	952	29,050	1,497
Issued in Lieu of Cash Distributions	836	41	2,809	147
Redeemed	(16,857)	(824)	(40,761)	(2,103)
Net Increase (Decrease)—Investor Shares	3,485	169	(8,902)	(459)
Admiral Shares
Issued	83,644	3,267	143,988	5,941
Issued in Lieu of Cash Distributions	3,927	155	12,597	527
Redeemed	(61,556)	(2,407)	(189,999)	(7,853)
Net Increase (Decrease)—Admiral Shares	26,015	1,015	(33,414)	(1,385)

J. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

 30

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Global Wellesley Income Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services since its inception in 2017, and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. For the equity portion of the fund, Wellington Management focuses on global companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. The advisor primarily invests the fixed income portion of the fund in government and mortgage securities in addition to high-quality corporate bonds. The fund’s bond portion will maintain an intermediate-term duration. Wellington Management has advised the fund since its inception in 2017.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of Wellington Management since the fund’s inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that that advisory arrangement should continue.

 31

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

 32

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You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the
SEC’s website, and you can receive copies of this
information, for a fee, by sending a request via email
addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q14962 042020

Semiannual Report | February 29, 2020

Vanguard ESG U.S. Stock ETF

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

●   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

●   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 29, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
ESG U.S. Stock ETF	8/31/2019	2/29/2020	Period
Based on Actual Fund Return	$1,000.00	$1,029.72	$0.61
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.27	0.60

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.12%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in that period, then divided by the number of days in the most recent 12-month period (182/366).

2

ESG U.S. Stock ETF

Sector Diversification

As of February 29, 2020

Basic Materials	2.2%
Consumer Goods	8.1
Consumer Services	14.3
Financials	19.2
Health Care	13.7
Industrials	9.8
Oil & Gas	1.2
Technology	28.0
Telecommunications	2.3
Utilities	1.2

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, at-tempting to remain fully invested and tracking their target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

3

ESG U.S. Stock ETF

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (2.2%)
	Linde plc	22,295	4,259
	Air Products & Chemicals Inc.	9,112	2,001
	Ecolab Inc.	10,438	1,884
	Newmont Corp.	33,974	1,516
	DuPont de Nemours Inc.	30,596	1,313
	Dow Inc.	30,953	1,251
	LyondellBasell Industries NV	10,919	780
	International Paper Co.	16,237	600
	Nucor Corp.	13,029	539
	International Flavors & Fragrances Inc.	4,346	521
	FMC Corp.	5,312	495
	Celanese Corp.	5,079	476
	Avery Dennison Corp.	3,374	386
	Albemarle Corp.	4,370	358
	Eastman Chemical Co.	5,477	337
	CF Industries Holdings Inc.	8,927	329
	RPM International Inc.	5,095	327
	Reliance Steel & Aluminum Co.	2,742	280
	Royal Gold Inc.	2,734	264
	Mosaic Co.	14,718	251
	Steel Dynamics Inc.	8,969	239
*	Axalta Coating Systems Ltd.	8,118	202
	Ashland Global Holdings Inc.	2,726	195
	Huntsman Corp.	9,624	182
	Scotts Miracle-Gro Co.	1,623	172
	Balchem Corp.	1,546	146
	WR Grace & Co.	2,359	133
	Cabot Corp.	3,335	125
*	Alcoa Corp.	8,516	118
*	Univar Solutions Inc.	6,899	117
	HB Fuller Co.	2,855	112
*	Element Solutions Inc.	10,535	109
	Sensient Technologies Corp.	2,184	107
	Commercial Metals Co.	5,739	105
	NewMarket Corp.	260	101
	PolyOne Corp.	3,888	96

	Stepan Co.	1,026	90
*	Ingevity Corp.	1,789	81
	Innospec Inc.	931	81
	Quaker Chemical Corp.	473	74
	Westlake Chemical Corp.	1,288	72
	Compass Minerals International Inc.	1,234	67
	Domtar Corp.	2,148	62
*	Constellium SE Class A	4,747	59
	Minerals Technologies Inc.	1,255	56
	Cleveland-Cliffs Inc.	9,540	55
*	GCP Applied Technologies Inc.	2,836	55
	Hecla Mining Co.	20,741	55
	United States Steel Corp.	5,693	46
	Kaiser Aluminum Corp.	468	44
*	Coeur Mining Inc.	8,742	36
	Schweitzer-Mauduit International Inc.	1,003	34
	Neenah Inc.	527	30
*	Ferro Corp.	2,485	29
	Trinseo SA	1,118	24
	Orion Engineered Carbons SA	1,661	24
	Tronox Holdings plc Class A	2,971	22
	Schnitzer Steel Industries Inc. 1,158		19
*	AdvanSix Inc.	1,096	16
*	Century Aluminum Co.	2,267	13
	Tredegar Corp.	757	13
*	Kraton Corp.	1,008	10
	US Silica Holdings Inc.	1,664	8
	Nexa Resources SA	997	7
			21,608
Consumer Goods (8.1%)
	Procter & Gamble Co.	102,868	11,648
	Coca-Cola Co.	159,411	8,527
	PepsiCo Inc.	58,227	7,688
	NIKE Inc.	48,948	4,375
*	Tesla Inc.	6,010	4,015
	Mondelez International Inc.	59,069	3,119
	Colgate-Palmolive Co.	34,900	2,358
	Kimberly-Clark Corp.	14,178	1,860

4

ESG U.S. Stock ETF

		Shares	Market Value• ($000)
	Activision Blizzard Inc.	31,393	1,825
	Estee Lauder Cos. Inc. Class A	9,020	1,656
*	Electronic Arts Inc.	12,032	1,220
	General Mills Inc.	24,718	1,211
	Ford Motor Co.	161,378	1,123
*	Lululemon Athletica Inc.	4,821	1,048
*	Monster Beverage Corp.	15,817	987
	VF Corp.	12,485	899
	Hershey Co.	6,032	869
	Corteva Inc.	31,115	846
	Aptiv plc	10,684	835
	Clorox Co.	5,143	820
	Tyson Foods Inc.	11,888	806
	DR Horton Inc.	14,310	762
	McCormick & Co. Inc.	5,120	748
	Lennar Corp. Class A	11,924	719
	Church & Dwight Co. Inc.	10,282	715
	Kraft Heinz Co.	25,868	641
	Kellogg Co.	10,295	623
	Garmin Ltd.	6,129	542
	Conagra Brands Inc.	19,994	534
	Lamb Weston Holdings Inc.	6,006	522
	Genuine Parts Co.	5,864	512
*	Take-Two Interactive Software Inc.	4,727	508
	Hormel Foods Corp.	11,653	485
	JM Smucker Co.	4,471	460
	PulteGroup Inc.	10,859	437
	Hasbro Inc.	5,269	407
	Coca-Cola European Partners plc	7,655	390
*	LKQ Corp.	12,643	374
	Fortune Brands Home & Security Inc.	6,018	372
	Whirlpool Corp.	2,665	341
	Pool Corp.	1,539	325
	Campbell Soup Co.	7,014	316
*	Mohawk Industries Inc.	2,543	308
*	US Foods Holding Corp.	9,025	304
	Gentex Corp.	11,012	294
	Lear Corp.	2,601	289
*	WABCO Holdings Inc.	2,059	278
*	Post Holdings Inc.	2,740	277
	BorgWarner Inc.	8,762	277
	Tapestry Inc.	11,703	274
*	Middleby Corp.	2,441	273
	Bunge Ltd.	5,561	261
	Autoliv Inc.	3,785	253
*	Keurig Dr Pepper Inc.	8,890	248
	Newell Brands Inc.	15,866	245
	Ingredion Inc.	2,855	238
	Ralph Lauren Corp.	2,211	233
*	Zynga Inc.	34,318	230

	Toll Brothers Inc.	6,118	227
	PVH Corp.	3,018	224
*	Deckers Outdoor Corp.	1,262	219
	Leggett & Platt Inc.	5,432	215
	Harley-Davidson Inc.	6,874	209
	Brunswick Corp.	3,708	197
	Hanesbrands Inc.	14,749	195
	Thor Industries Inc.	2,533	191
*	Darling Ingredients Inc.	7,296	187
*	Helen of Troy Ltd.	1,113	183
	Flowers Foods Inc.	8,407	181
*	Beyond Meat Inc.	2,010	180
	Carter’s Inc.	1,941	178
*	Skechers U.S.A. Inc.	5,266	174
*	Mattel Inc.	14,598	172
*	Wayfair Inc.	2,657	168
*	Capri Holdings Ltd.	6,095	157
	Valvoline Inc.	7,738	151
*	Herbalife Nutrition Ltd.	4,540	147
*	Nomad Foods Ltd.	7,827	144
*	Tempur Sealy International Inc.	1,926	144
	KB Home	4,041	132
	Steven Madden Ltd.	3,957	129
	Energizer Holdings Inc.	2,871	123
*	Under Armour Inc. Class C	9,860	123
	WD-40 Co.	704	121
	Coty Inc.	12,819	118
	Lancaster Colony Corp.	802	116
*	Taylor Morrison Home Corp.	5,050	114
*	Under Armour Inc. Class A	7,816	111
	Columbia Sportswear Co.	1,364	111
	Wolverine World Wide Inc.	4,011	105
*	TreeHouse Foods Inc.	2,742	104
	J&J Snack Foods Corp.	640	103
	Goodyear Tire & Rubber Co.	10,182	99
	Dana Inc.	6,737	97
*	Fox Factory Holding Corp.	1,505	95
	Sanderson Farms Inc.	766	95
	Spectrum Brands Holdings Inc	1,703	92
	LCI Industries	948	92
*	Adient plc	3,421	82
*	Meritage Homes Corp.	1,237	78
*	Crocs Inc.	2,895	76
*	Hain Celestial Group Inc.	3,083	73
	Herman Miller Inc.	2,010	69
*	YETI Holdings Inc.	2,218	67
*	Visteon Corp.	1,017	66
*	Edgewell Personal Care Co.	2,150	65
*	TRI Pointe Group Inc.	4,252	65
*	Welbilt Inc.	4,849	64
*	Meritor Inc.	2,823	64
	MDC Holdings Inc.	1,599	63

5

ESG U.S. Stock ETF

		Shares	Market Value• ($000)
	Winnebago Industries Inc.	1,160	60
*	Cavco Industries Inc.	290	58
*	Dorman Products Inc.	961	58
*	Fitbit Inc.	8,980	57
*	Hostess Brands Inc.	4,447	57
*	LGI Homes Inc.	720	54
	Kontoor Brands Inc.	1,484	50
	Cooper Tire & Rubber Co.	1,959	50
*	American Woodmark Corp.	593	50
	Callaway Golf Co.	2,730	46
	Nu Skin Enterprises Inc.	1,866	46
*	Veoneer Inc.	3,618	45
	Steelcase Inc.	2,730	44
	Cal-Maine Foods Inc.	1,252	44
	Calavo Growers Inc.	601	44
*	iRobot Corp.	876	42
*	Sleep Number Corp.	946	42
*	Gentherm Inc.	993	40
	HNI Corp.	1,215	40
	La-Z-Boy Inc.	1,354	39
*	Delphi Technologies plc	2,717	38
*	Pilgrim’s Pride Corp.	1,784	38
	Oxford Industries Inc.	620	37
	Inter Parfums Inc.	598	36
*	Central Garden & Pet Co.	1,372	35
	Coca-Cola Consolidated Inc.	166	33
*	G-III Apparel Group Ltd.	1,440	32
	B&G Foods Inc.	2,070	31
	Medifast Inc.	359	30
	Interface Inc.	2,023	30
*	USANA Health Sciences Inc.	445	29
	Fresh Del Monte Produce Inc.	1,061	29
*	Adecoagro SA	4,108	27
	Acushnet Holdings Corp.	968	25
	Knoll Inc.	1,305	23
	ACCO Brands Corp.	2,776	22
	Tootsie Roll Industries Inc.	689	22
*	American Axle & Manufacturing Holdings Inc.	3,249	21
*	National Beverage Corp.	444	19
	Tenneco Inc.	1,810	17
	Andersons Inc.	772	14
*	GoPro Inc.	3,713	14
	Ethan Allen Interiors Inc.	703	9
*	Cooper-Standard Holdings Inc.	477	8
*	Modine Manufacturing Co.	1,018	8
	Tupperware Brands Corp.	1,732	5
			81,103
Consumer Services (14.3%)
*	Amazon.com Inc.	17,195	32,391
	Home Depot Inc.	45,831	9,984
	Walt Disney Co.	72,474	8,527
	Comcast Corp.	186,733	7,550
*	Netflix Inc.	17,496	6,457

	McDonald’s Corp.	31,350	6,087
	Costco Wholesale Corp.	18,270	5,136
	Starbucks Corp.	49,019	3,845
	Lowe’s Cos. Inc.	32,076	3,418
	CVS Health Corp.	53,859	3,187
*	Charter Communications Inc.	6,349	3,131
	TJX Cos. Inc.	50,409	3,014
*	Booking Holdings Inc.	1,727	2,928
	Target Corp.	20,695	2,132
	Dollar General Corp.	10,703	1,609
	Ross Stores Inc.	14,766	1,606
	Walgreens Boots Alliance Inc.	31,196	1,428
*	Uber Technologies Inc.	39,042	1,322
	Sysco Corp.	19,825	1,321
*	MercadoLibre Inc.	1,941	1,196
	eBay Inc.	32,583	1,129
*	O’Reilly Automotive Inc.	3,058	1,128
	Yum! Brands Inc.	12,599	1,124
	McKesson Corp.	7,505	1,050
*	AutoZone Inc.	978	1,010
	Kroger Co.	33,043	929
*	Dollar Tree Inc.	9,842	817
*	Chipotle Mexican Grill Inc.	1,052	814
	Best Buy Co. Inc.	9,412	712
*	Spotify Technology SA	4,881	669
	Tiffany & Co.	4,999	668
	Yum China Holdings Inc.	15,226	667
	Omnicom Group Inc.	8,970	621
*	CarMax Inc.	6,915	604
*	Ulta Beauty Inc.	2,327	598
*	Burlington Stores Inc.	2,761	597
	Domino’s Pizza Inc.	1,683	571
	Expedia Group Inc.	5,695	562
	ViacomCBS Inc. Class B	22,422	552
	AmerisourceBergen Corp. Class A	6,341	535
	Darden Restaurants Inc.	5,217	509
*	Trade Desk Inc.	1,600	460
	Tractor Supply Co.	4,900	434
	Fox Corp. Class B	13,447	409
	FactSet Research Systems Inc.	1,532	407
*	Bright Horizons Family Solutions Inc.	2,463	387
*	DISH Network Corp.	11,541	387
	Advance Auto Parts Inc.	2,842	378
	Liberty Media Corp-Liberty SiriusXM Class A	8,356	373
	Sirius XM Holdings Inc.	57,757	366
	Aramark	10,160	353
	Service Corp. International	7,252	347
	Vail Resorts Inc.	1,595	339

6

ESG U.S. Stock ETF

		Shares	Market Value• ($000)
	Interpublic Group of Cos. Inc.	15,762	337
*	Altice USA Inc.	13,003	336
*	Live Nation Entertainment Inc.	5,382	327
	Delta Air Lines Inc.	6,806	314
*	Discovery Communications Inc.	12,499	314
*	Liberty Global plc	16,695	310
	Cable One Inc.	195	307
*	Etsy Inc.	4,859	281
	Fox Corp. Class A	8,856	272
	Nielsen Holdings plc	14,593	266
	Southwest Airlines Co.	5,701	263
*	Liberty Media Corp-Liberty Formula One Class C	6,675	261
	Kohl’s Corp.	6,581	258
*	IAA Inc.	5,693	243
*	Planet Fitness Inc.	3,537	239
	Casey’s General Stores Inc.	1,460	238
	New York Times Co.	6,180	231
	Rollins Inc.	6,024	226
	Dunkin’ Brands Group Inc.	3,379	225
	Nexstar Media Group Inc.	1,951	224
*	Five Below Inc.	2,231	216
	L Brands Inc.	9,646	209
*	Madison Square Garden Co.	769	206
	Williams-Sonoma Inc.	3,250	203
*	ServiceMaster Global Holdings Inc.	5,616	201
*	Discovery Inc.	7,734	199
*	Performance Food Group Co.	4,467	189
*	Chegg Inc.	4,826	189
*	Grubhub Inc.	3,893	187
	Macy’s Inc.	13,823	183
	H&R Block Inc.	8,539	176
	Dolby Laboratories Inc.	2,674	176
*	United Airlines Holdings Inc.	2,834	175
	Nordstrom Inc.	4,983	173
	Texas Roadhouse Inc.	3,035	171
*	Liberty Global plc Class A	8,616	168
*	Grand Canyon Education Inc.	2,070	167
	Foot Locker Inc.	4,577	166
	Sabre Corp.	11,378	155
*	frontdoor Inc.	3,626	154
	Strategic Education Inc.	1,034	152
*	Floor & Decor Holdings Inc. Class A	2,941	150
	Wendy’s Co.	7,820	148
	Cracker Barrel Old Country Store Inc.	1,030	148
	Gap Inc.	10,223	146
	TEGNA Inc.	9,373	134

*	Liberty Media Corp-Liberty Formula One Class A	3,551	133
	Cinemark Holdings Inc.	4,952	129
	Lithia Motors Inc. Class A	1,063	127
*	Murphy USA Inc.	1,289	126
*	National Vision Holdings Inc.	3,541	123
*	Rh	661	120
	KAR Auction Services Inc.	6,151	118
*	Ollie’s Bargain Outlet Holdings Inc.	2,324	118
	Morningstar Inc.	798	117
	TripAdvisor Inc.	4,951	116
*	LiveRamp Holdings Inc.	3,141	111
	Aaron’s Inc.	2,810	110
	Extended Stay America Inc.	9,833	108
*	Sprouts Farmers Market Inc.	6,738	108
*	Liberty Latin America Ltd.	6,917	105
	American Airlines Group Inc.	5,296	101
*	Cargurus Inc.	3,892	99
*	Hilton Grand Vacations Inc.	3,720	99
*	BJ’s Wholesale Club Holdings Inc.	5,099	98
	Wingstop Inc.	1,162	98
	Dick’s Sporting Goods Inc.	2,693	98
	Hillenbrand Inc.	4,185	98
*	AutoNation Inc.	2,189	94
*	Stamps.com Inc.	658	93
	Monro Inc.	1,645	92
	World Wrestling Entertainment Inc.	1,925	90
*	Laureate Education Inc.	4,601	86
	Six Flags Entertainment Corp.	3,303	83
*	Yelp Inc.	2,637	82
*	Liberty Media Corp-Liberty SiriusXM Class C	1,822	81
*	Avis Budget Group Inc.	2,274	74
	American Eagle Outfitters Inc.	5,663	73
*	Simply Good Foods Co.	3,302	73
*	Shake Shack Inc.	1,181	70
	Jack in the Box Inc.	1,011	70
*	Asbury Automotive Group Inc.	745	66
	Bloomin’ Brands Inc.	3,638	65
*	Adtalem Global Education Inc.	2,078	64
	Graham Holdings Co.	127	64
*	Urban Outfitters Inc.	2,689	63
	Dine Brands Global Inc.	744	61
	Group 1 Automotive Inc.	689	59
	Grocery Outlet Holding Corp.	1,772	56
	Viad Corp.	1,107	56
*	Sally Beauty Holdings Inc.	4,324	54
*	WW International Inc.	1,787	54

7

ESG U.S. Stock ETF

		Shares	Market Value• ($000)
	Bed Bath & Beyond Inc.	4,923	53
*	Hertz Global Holdings Inc.	4,071	52
*	Liberty Media Corp-Liberty Braves	1,919	50
	Alaska Air Group Inc.	963	49
*	2U Inc.	2,065	49
	Cheesecake Factory Inc.	1,354	48
*	AMC Networks Inc.	1,555	48
	Penske Automotive Group Inc.	1,038	48
	John Wiley & Sons Inc.	1,245	46
*	SeaWorld Entertainment Inc.	1,663	45
	Office Depot Inc.	18,387	43
	Signet Jewelers Ltd.	1,833	43
	Papa John’s International Inc.	739	43
	PriceSmart Inc.	718	40
	Brinker International Inc.	1,160	40
	Rent-A-Center Inc.	1,811	39
*	MakeMyTrip Ltd.	1,662	38
*	Lions Gate Entertainment Corp. Class B	5,082	38
	Dave & Buster’s Entertainment Inc.	1,073	35
*	Lions Gate Entertainment Corp. Class A	4,354	35
*	JetBlue Airways Corp.	2,137	34
	Core-Mark Holding Co. Inc.	1,412	32
	Buckle Inc.	1,345	30
	SkyWest Inc.	663	30
*	Liberty Latin America Ltd. Class A	1,904	29
	Meredith Corp.	1,089	29
	Designer Brands Inc. Class A	2,069	28
	Matthews International Corp.	922	27
*	IMAX Corp.	1,737	27
	Abercrombie & Fitch Co.	2,009	26
	Scholastic Corp.	796	26
*	MSG Networks Inc.	2,018	25
	Children’s Place Inc.	427	25
	Guess? Inc.	1,480	24
*	Genesco Inc.	692	24
*	Herc Holdings Inc.	602	22
	Big Lots Inc.	1,313	21
	Dillard’s Inc. Class A	367	21
*	Groupon Inc.	15,212	20
*	Cars.com Inc.	2,220	20
	Houghton Mifflin Harcourt Co.	3,482	19
	Weis Markets Inc.	497	18
	BJ’s Restaurants Inc.	548	18
*	Regis Corp.	1,391	18
	Allegiant Travel Co.	125	17
	Copa Holdings SA	198	16
	EW Scripps Co.	1,379	16

^	GameStop Corp. Class A	4,519	16
	Caleres Inc.	1,372	16
*	Gannett Co. Inc.	3,639	15
*	Upwork Inc.	1,638	14
*	Spirit Airlines Inc.	481	14
*	TrueCar Inc.	4,962	13
*	Liberty TripAdvisor Holdings Inc.	2,986	13
*	Michaels Cos. Inc.	2,985	13
	Hawaiian Holdings Inc.	375	8
			142,617
Financials (19.1%)
	JPMorgan Chase & Co.	129,289	15,012
	Visa Inc.	71,262	12,953
	Mastercard Inc.	36,880	10,704
	Bank of America Corp.	336,192	9,581
	Citigroup Inc.	89,905	5,705
	American Tower Corp.	18,270	4,144
	American Express Co.	27,756	3,051
	CME Group Inc.	14,732	2,929
	Chubb Ltd.	18,733	2,717
	S&P Global Inc.	10,207	2,714
	US Bancorp	58,359	2,710
	Goldman Sachs Group Inc.	13,163	2,643
	Prologis Inc.	30,333	2,556
	Truist Financial Corp.	54,698	2,524
	Crown Castle International Corp.	17,229	2,469
	BlackRock Inc.	4,897	2,267
	PNC Financial Services Group Inc.	17,790	2,249
	Marsh & McLennan Cos. Inc.	21,093	2,205
	Morgan Stanley	48,069	2,165
	Equinix Inc.	3,594	2,059
	Intercontinental Exchange Inc.	22,831	2,037
	Aon plc	9,757	2,029
	Charles Schwab Corp.	47,667	1,942
	Progressive Corp.	24,230	1,773
	Capital One Financial Corp.	19,228	1,697
	Moody’s Corp.	6,801	1,632
	American International Group Inc.	36,136	1,524
	Allstate Corp.	13,477	1,418
	MetLife Inc.	31,931	1,364
	Bank of New York Mellon Corp.	33,910	1,353
	Aflac Inc.	30,168	1,293
	Public Storage	6,161	1,288
	Travelers Cos. Inc.	10,719	1,284
	Welltower Inc.	17,069	1,277
	Prudential Financial Inc.	16,739	1,263
	SBA Communications Corp.	4,739	1,256

8

ESG U.S. Stock ETF

		Shares	Market Value• ($000)
	IHS Markit Ltd.	16,205	1,154
	AvalonBay Communities Inc.	5,750	1,153
	Equity Residential	15,067	1,132
	T. Rowe Price Group Inc.	9,354	1,104
	Digital Realty Trust Inc.	8,572	1,030
	State Street Corp.	15,109	1,029
	MSCI Inc.	3,442	1,017
	Realty Income Corp.	13,779	997
	Discover Financial Services	13,030	855
	Boston Properties Inc.	6,594	850
	Ventas Inc.	15,479	832
	Synchrony Financial	27,311	795
*	CBRE Group Inc.	13,753	772
	M&T Bank Corp.	5,372	754
	Ameriprise Financial Inc.	5,329	753
	Alexandria Real Estate Equities Inc.	4,934	749
	Arthur J Gallagher & Co.	7,620	743
	Hartford Financial Services Group Inc.	14,744	736
	Fifth Third Bancorp	29,806	727
*	Markel Corp.	600	709
	Northern Trust Corp.	8,064	708
	First Republic Bank	6,757	680
	KeyCorp	41,492	678
*	Arch Capital Group Ltd.	16,145	653
	Healthpeak Properties Inc.	20,548	650
	Invitation Homes Inc.	21,857	627
	Sun Communities Inc.	4,049	619
	Mid-America Apartment Communities Inc.	4,724	611
	Cincinnati Financial Corp.	6,455	602
	WP Carey Inc.	7,588	587
	Citizens Financial Group Inc.	18,328	581
	Regions Financial Corp.	40,806	552
	UDR Inc.	12,263	552
	Annaly Capital Management Inc.	61,728	547
	Huntington Bancshares Inc.	42,582	522
	Cboe Global Markets Inc.	4,554	519
	Principal Financial Group Inc.	11,660	518
	MarketAxess Holdings Inc.	1,527	495
	Credicorp Ltd.	2,728	495
	Nasdaq Inc.	4,772	489
	Equity LifeStyle Properties Inc.	7,038	481
	TD Ameritrade Holding Corp.	11,036	466
	Duke Realty Corp.	13,826	449
*	SVB Financial Group	2,121	442
	E*TRADE Financial Corp.	9,532	436
	Medical Properties Trust Inc.	19,986	422

	Raymond James Financial Inc.	5,023	420
	Fidelity National Financial Inc.	10,795	418
*	Alleghany Corp.	618	415
	Host Hotels & Resorts Inc.	28,450	412
	Ally Financial Inc.	16,061	403
	Globe Life Inc.	4,345	403
	Brown & Brown Inc.	9,248	398
	Everest Re Group Ltd.	1,602	397
	Lincoln National Corp.	8,654	393
	WR Berkley Corp.	5,828	391
	VEREIT Inc	44,589	386
	Western Union Co.	17,209	385
	Camden Property Trust	3,522	373
	Vornado Realty Trust	6,876	368
	Regency Centers Corp.	6,309	362
*	Equitable Holdings Inc.	16,909	362
	Iron Mountain Inc.	11,564	352
	AGNC Investment Corp.	20,278	346
	National Retail Properties Inc.	6,727	342
	Omega Healthcare Investors Inc.	8,610	341
	Federal Realty Investment Trust	2,836	330
	Jones Lang LaSalle Inc.	2,154	318
	Comerica Inc.	5,873	309
	Reinsurance Group of America Inc.	2,495	304
	Assurant Inc.	2,481	299
	Lamar Advertising Co.	3,548	297
	RenaissanceRe Holdings Ltd.	1,721	293
	Kilroy Realty Corp.	3,992	290
	SEI Investments Co.	5,151	282
	Signature Bank	2,221	278
	Zions Bancorp NA	6,948	278
	Voya Financial Inc.	5,234	276
	CyrusOne Inc.	4,543	275
	Kimco Realty Corp.	15,772	274
	Healthcare Trust of America Inc.	8,558	267
	STORE Capital Corp.	8,104	266
	American Financial Group Inc.	2,868	265
	Franklin Resources Inc.	12,103	263
	LPL Financial Holdings Inc.	3,307	263
	SL Green Realty Corp.	3,331	261
	American Homes 4 Rent	10,089	261
	Douglas Emmett Inc.	6,663	254
	First American Financial Corp.	4,400	251
	Commerce Bancshares Inc.	4,108	251
*	Athene Holding Ltd. Class A	6,063	250

9

ESG U.S. Stock ETF

		Shares	Market Value• ($000)
	East West Bancorp Inc.	6,206	240
	Americold Realty Trust	7,801	239
	Prosperity Bancshares Inc.	3,661	237
	People’s United Financial Inc.	16,780	235
	CubeSmart	7,742	234
	Invesco Ltd.	15,958	230
	Old Republic International Corp.	11,631	229
	Starwood Property Trust Inc.	10,239	227
	Cousins Properties Inc.	6,154	220
	Unum Group	9,270	216
	Brixmor Property Group Inc.	11,814	215
	Life Storage Inc.	1,986	214
	TCF Financial Corp.	5,724	209
	Primerica Inc.	1,863	207
	New York Community Bancorp Inc.	19,147	207
	SLM Corp.	19,689	204
	Rexford Industrial Realty Inc.	4,297	201
	Legg Mason Inc.	3,981	198
	Highwoods Properties Inc.	4,392	197
	First Industrial Realty Trust Inc.	5,110	197
	EastGroup Properties Inc.	1,550	195
	Radian Group Inc.	9,167	195
	Hudson Pacific Properties Inc.	5,923	191
	EPR Properties	3,222	191
	Cullen/Frost Bankers Inc.	2,408	189
	Axis Capital Holdings Ltd.	3,361	189
	Popular Inc.	3,929	189
	Eaton Vance Corp.	4,558	188
	Western Alliance Bancorp	4,068	187
	Healthcare Realty Trust Inc.	5,424	186
	Hanover Insurance Group Inc.	1,561	185
	Synovus Financial Corp.	6,371	185
	Essent Group Ltd.	4,194	183
	Kemper Corp.	2,652	183
	MGIC Investment Corp.	15,160	182
	JBG SMITH Properties	4,908	180
	Park Hotels & Resorts Inc.	9,643	176
	CoreSite Realty Corp.	1,688	175
*	Brighthouse Financial Inc.	4,805	172
*	Howard Hughes Corp.	1,591	172
	Affiliated Managers Group Inc.	2,260	170
	Piedmont Office Realty Trust Inc.	7,816	169
	Spirit Realty Capital Inc.	3,691	168
	First Horizon National Corp.	12,504	167
	Invesco Mortgage Capital Inc.	10,214	164

Interactive Brokers Group Inc.	3,198	163
Fulton Financial Corp.	11,235	162
Equity Commonwealth	5,151	162
Apollo Commercial Real Estate Finance Inc.	9,955	161
Assured Guaranty Ltd.	3,924	160
First Financial Bankshares Inc.	5,558	160
Agree Realty Corp.	2,218	159
CIT Group Inc.	3,992	159
Stifel Financial Corp.	2,911	158
Outfront Media Inc.	6,016	158
Physicians Realty Trust	8,336	157
Cathay General Bancorp	5,090	157
Janus Henderson Group plc	7,336	156
Webster Financial Corp.	4,093	155
STAG Industrial Inc.	5,504	154
Lazard Ltd.	4,295	154
Valley National Bancorp	16,375	152
Old National Bancorp	9,616	152
Rayonier Inc.	5,705	151
Home BancShares Inc.	9,027	151
Kennedy-Wilson Holdings Inc.	7,419	150
BankUnited Inc.	4,986	148
CNO Financial Group Inc.	9,113	146
QTS Realty Trust Inc.	2,598	146
Umpqua Holdings Corp.	9,448	145
South State Corp.	2,127	145
Terreno Realty Corp.	2,627	144
CVB Financial Corp.	7,763	144
Ryman Hospitality Properties Inc.	2,063	143
RLI Corp.	1,779	143
First Hawaiian Inc.	5,958	143
IBERIABANK Corp.	2,366	142
National Health Investors Inc.	1,741	142
Blackstone Mortgage Trust Inc.	3,940	142
Columbia Banking System Inc.	4,273	142
Hancock Whitney Corp.	4,232	142
Glacier Bancorp Inc.	3,797	142
UMB Financial Corp.	2,412	140
BancorpSouth Bank	5,720	140
Chimera Investment Corp.	7,122	140
FirstCash Inc.	1,812	139
Weingarten Realty Investors	5,149	139
CenterState Bank Corp.	6,853	139
Paramount Group Inc.	11,398	138
FNB Corp.	13,574	137
Columbia Property Trust Inc.	7,240	137
PS Business Parks Inc.	916	136
Wintrust Financial Corp.	2,545	136

10

ESG U.S. Stock ETF

		Shares	Market Value• ($000)
	Selective Insurance Group Inc.	2,429	136
	International Bancshares Corp.	3,944	135
	Community Bank System Inc.	2,203	134
	Sunstone Hotel Investors Inc.	12,218	134
	Bank OZK	5,269	134
	Corporate Office Properties Trust	5,274	134
	Brandywine Realty Trust	9,839	134
	RLJ Lodging Trust	10,054	133
	Washington Federal Inc.	4,385	132
*	Texas Capital Bancshares Inc.	2,774	131
	Bank of Hawaii Corp.	1,715	128
	Atlantic Union Bankshares Corp.	4,288	128
	Simmons First National Corp.	5,901	126
	First Citizens BancShares Inc.	278	126
	United Bankshares Inc.	4,314	125
	First Financial Bancorp	6,034	124
	Macerich Co.	6,053	124
	Federated Hermes Inc.	4,283	124
	Taubman Centers Inc.	2,352	122
	Navient Corp.	10,645	120
	Evercore Inc.	1,794	120
	American Equity Investment Life Holding Co.	4,716	119
	Ameris Bancorp	3,461	118
	Retail Properties of America Inc.	11,297	118
	MFA Financial Inc.	16,236	117
	White Mountains Insurance Group Ltd.	118	117
	Pebblebrook Hotel Trust	5,641	114
	OneMain Holdings Inc	3,092	114
	PotlatchDeltic Corp.	3,078	113
	BOK Financial Corp.	1,557	113
	Associated Banc-Corp	6,655	113
	Independent Bank Corp.	1,654	112
	First Merchants Corp.	3,156	110
	Washington REIT	4,068	109
	First Midwest Bancorp Inc.	5,944	108
	Acadia Realty Trust	4,668	107
*	eHealth Inc.	892	105
	Investors Bancorp Inc.	9,809	103
*	Cannae Holdings Inc.	2,729	102
	WesBanco Inc.	3,304	101
	Kinsale Capital Group Inc.	831	101
*	Redfin Corp.	3,554	96
	Colony Capital Inc.	24,268	96
^	Santander Consumer USA Holdings Inc.	3,755	92

	Xenia Hotels & Resorts Inc.	5,831	87
	Lexington Realty Trust Class B	8,385	87
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,487	84
*	LendingTree Inc.	303	84
	PennyMac Mortgage Investment Trust	4,034	84
*	Genworth Financial Inc.	20,753	81
	Clearway Energy Inc.	3,583	75
	Four Corners Property Trust Inc.	2,616	75
	National Storage Affiliates Trust	2,224	75
	Westamerica Bancorporation	1,290	75
	DiamondRock Hospitality Co.	8,086	74
	Uniti Group Inc.	7,500	73
	Argo Group International Holdings Ltd.	1,283	72
	NBT Bancorp Inc.	2,122	72
	CareTrust REIT Inc.	3,329	69
*	Green Dot Corp.	1,996	68
	FGL Holdings	5,843	67
	Cadence BanCorp Class A	4,712	67
	American Assets Trust Inc.	1,588	66
	Walker & Dunlop Inc.	1,006	65
*	Cushman & Wakefield plc	3,501	64
*	Enstar Group Ltd.	340	61
	SITE Centers Corp.	5,256	61
	Horace Mann Educators Corp.	1,537	60
	Moelis & Co.	1,863	60
	Ladder Capital Corp.	3,896	59
	LTC Properties Inc.	1,311	59
	ServisFirst Bancshares Inc.	1,695	59
	Urban Edge Properties	3,581	58
*	NMI Holdings Inc.	2,467	58
	WSFS Financial Corp.	1,609	55
*	PRA Group Inc.	1,417	55
	United Community Banks Inc.	2,176	54
	BGC Partners Inc.	11,374	53
	Cohen & Steers Inc.	832	52
	Redwood Trust Inc.	3,008	51
*	Axos Financial Inc.	2,058	51
	Retail Opportunity Investments Corp.	3,413	51
	Mack-Cali Realty Corp.	2,696	51
	Artisan Partners Asset Management Inc.	1,768	51
	ARMOUR Residential REIT Inc.	2,717	49
	Virtu Financial Inc.	2,595	49

11

ESG U.S. Stock ETF

		Shares	Market Value• ($000)
	Office Properties Income Trust	1,669	49
	Independent Bank Group Inc.	1,043	48
	Hope Bancorp Inc.	3,925	48
	ProAssurance Corp.	1,765	48
	Global Net Lease Inc.	2,589	48
	Bank of NT Butterfield & Son Ltd.	1,722	48
	Trustmark Corp.	1,764	47
	First BanCorp	5,891	47
	Capitol Federal Financial Inc.	3,803	46
	Kite Realty Group Trust	2,848	46
*	Encore Capital Group Inc.	1,227	46
	National General Holdings Corp.	2,304	45
	Heartland Financial USA Inc.	1,042	45
	Universal Health Realty Income Trust	395	43
	Pacific Premier Bancorp Inc.	1,634	42
	Alexander & Baldwin Inc.	2,231	42
^	Tanger Factory Outlet Centers Inc.	3,474	42
	Colony Credit Real Estate Inc.	3,242	41
	Towne Bank	1,787	41
	Banner Corp.	902	41
	Great Western Bancorp Inc.	1,502	40
	Hilltop Holdings Inc.	1,934	40
	Mercury General Corp.	906	39
	Renasant Corp.	1,380	39
	S&T Bancorp Inc.	1,185	39
	Employers Holdings Inc.	1,002	39
	Realogy Holdings Corp.	3,994	37
	Brookfield Property REIT Inc. Class A	2,263	37
	Investors Real Estate Trust	518	37
	Northwest Bancshares Inc.	2,619	36
	Eagle Bancorp Inc.	963	36
	TFS Financial Corp.	1,741	36
	iStar Inc.	2,314	35
	CNA Financial Corp.	838	35
	Flagstar Bancorp Inc.	1,078	34
	Getty Realty Corp.	1,203	34
*	MBIA Inc.	4,343	34
	Clearway Energy Inc. Class A	1,653	34
	Waddell & Reed Financial Inc.	2,389	33
	Provident Financial Services Inc.	1,617	32
	First Commonwealth Financial Corp.	2,659	31
	RPT Realty	2,417	31
	United Fire Group Inc.	812	31
	Sandy Spring Bancorp Inc.	1,004	31
	Safety Insurance Group Inc.	391	31

	Capstead Mortgage Corp.	4,248	30
	Berkshire Hills Bancorp Inc.	1,187	29
	Brookline Bancorp Inc.	2,026	28
	State Auto Financial Corp.	1,048	26
	Alexander’s Inc.	83	26
	LendingClub Corp.	2,315	25
	Summit Hotel Properties Inc.	2,723	25
	City Holding Co.	360	25
*	Columbia Financial Inc.	1,609	25
	Nelnet Inc.	469	25
	Kearny Financial Corp.	2,268	25
	Franklin Street Properties Corp.	3,453	25
	Piper Sandler Cos.	335	23
	BancFirst Corp.	457	23
	Front Yard Residential Corp.	1,844	23
*	Marcus & Millichap Inc.	717	23
	RMR Group Inc.	594	22
	Virtus Investment Partners Inc.	199	22
*	Third Point Reinsurance Ltd.	2,408	21
	Stock Yards Bancorp Inc.	551	19
	Washington Prime Group Inc.	6,905	19
	Boston Private Financial Holdings Inc.	1,886	18
	Washington Trust Bancorp Inc.	389	17
*	St. Joe Co.	838	16
	Saul Centers Inc.	376	16
	Brightsphere Investment Group Inc.	1,639	15
	TrustCo Bank Corp. NY	2,115	15
	FBL Financial Group Inc. Class A	285	14
	Urstadt Biddle Properties Inc.	637	13
	WisdomTree Investments Inc.	3,233	13
	Flushing Financial Corp.	660	12
	Hersha Hospitality Trust Class A	958	11
	1st Source Corp.	255	11
	Republic Bancorp Inc.	252	9
	Dime Community Bancshares Inc.	507	9
	Community Trust Bancorp Inc.	215	8
	CorePoint Lodging Inc.	898	7
			191,099
Health Care (13.7%)
	UnitedHealth Group Inc.	39,296	10,019
	Merck & Co. Inc.	106,013	8,116
	Pfizer Inc.	231,435	7,735
	Bristol-Myers Squibb Co.	97,168	5,739
	Medtronic plc	55,775	5,615
	Abbott Laboratories	71,513	5,509
	AbbVie Inc.	61,391	5,262

12

ESG U.S. Stock ETF

		Shares	Market Value• ($000)
	Amgen Inc.	24,897	4,973
	Thermo Fisher Scientific Inc.	16,570	4,819
	Eli Lilly & Co.	35,389	4,464
	Gilead Sciences Inc.	52,966	3,674
	Cigna Corp.	15,142	2,770
	Stryker Corp.	14,219	2,710
	Anthem Inc.	10,536	2,709
	Becton Dickinson and Co.	11,125	2,646
	Zoetis Inc.	19,844	2,644
	Allergan plc	13,602	2,593
*	Intuitive Surgical Inc.	4,744	2,533
*	Vertex Pharmaceuticals Inc.	10,625	2,380
*	Biogen Inc.	7,482	2,307
*	Boston Scientific Corp.	57,675	2,156
*	Edwards Lifesciences Corp.	8,607	1,763
	Humana Inc.	5,478	1,751
	Baxter International Inc.	19,932	1,664
*	Illumina Inc.	6,083	1,616
*	Regeneron Pharmaceuticals Inc.	3,431	1,525
	HCA Healthcare Inc.	11,051	1,404
*	Centene Corp.	23,961	1,270
	Zimmer Biomet Holdings Inc.	8,560	1,165
*	DexCom Inc.	3,767	1,040
*	IQVIA Holdings Inc.	7,306	1,019
	ResMed Inc.	5,887	936
*	IDEXX Laboratories Inc.	3,535	900
*	Alexion Pharmaceuticals Inc.	8,740	822
*	Laboratory Corp. of America Holdings	4,120	724
*	Align Technology Inc.	3,210	701
*	BioMarin Pharmaceutical Inc.	7,625	689
	Cooper Cos. Inc.	2,035	660
	Teleflex Inc.	1,966	659
	Cardinal Health Inc.	12,159	634
	Quest Diagnostics Inc.	5,564	590
*	Incyte Corp.	7,466	563
*	Seattle Genetics Inc.	4,816	548
	STERIS plc	3,403	540
*	Alnylam Pharmaceuticals Inc.	4,390	517
*	Hologic Inc.	10,956	516
*	Insulet Corp.	2,438	463
*	Exact Sciences Corp.	5,688	460
*	Varian Medical Systems Inc.	3,691	454
*	Elanco Animal Health Inc.	16,424	450
	West Pharmaceutical Services Inc.	2,984	449
	Dentsply Sirona Inc.	9,123	449
	Universal Health Services Inc.	3,213	398
	PerkinElmer Inc.	4,503	389
*	Teladoc Health Inc.	2,977	372
*	Henry Schein Inc.	6,078	370
*	Neurocrine Biosciences Inc.	3,813	361
*	Mylan NV	20,987	361
*	ICON plc	2,208	345
*	Sarepta Therapeutics Inc.	2,898	332
*	Catalent Inc.	6,383	329
*	Masimo Corp.	2,010	328
*	Molina Healthcare Inc.	2,669	327
	Encompass Health Corp.	4,222	316
*	DaVita Inc.	4,068	316
*	Charles River Laboratories International Inc.	2,006	312
*	Bio-Rad Laboratories Inc.	864	304
	Bio-Techne Corp.	1,528	289
*	ABIOMED Inc.	1,902	286
*	Jazz Pharmaceuticals plc	2,468	283
*	Ionis Pharmaceuticals Inc.	5,477	278
	Chemed Corp.	658	275
*	Horizon Therapeutics plc	7,885	270
	Perrigo Co. plc	5,311	269
	Hill-Rom Holdings Inc.	2,742	263
*	Novocure Ltd.	3,581	260
*	PRA Health Sciences Inc.	2,631	248
*	Amedisys Inc.	1,407	245
*	Exelixis Inc.	13,083	243
*	Haemonetics Corp.	2,127	230
*	Penumbra Inc.	1,333	221
*	United Therapeutics Corp.	2,117	218
	Avantor Inc.	13,424	211
*	ACADIA Pharmaceuticals Inc.	4,713	201
*	HealthEquity Inc.	2,819	200
*	Repligen Corp.	2,322	199
	Bruker Corp.	4,188	182
*	Tandem Diabetes Care Inc.	2,358	176
*	Reata Pharmaceuticals Inc.	889	173
*	Iovance Biotherapeutics Inc.	5,171	170
*	LHC Group Inc.	1,384	168
*	Nevro Corp.	1,288	168
*	Global Blood Therapeutics Inc.	2,592	166
*	PTC Therapeutics Inc.	3,023	166
*	Wright Medical Group NV	5,391	163
*	Syneos Health Inc.	2,567	163
*	Integra LifeSciences Holdings Corp.	3,086	161
*	Acceleron Pharma Inc.	1,871	161
*	ICU Medical Inc.	815	160
*	Bluebird Bio Inc.	2,182	158
*	Omnicell Inc.	1,881	153
*	LivaNova plc	2,124	148
*	Globus Medical Inc.	3,245	147
*	Neogen Corp.	2,368	144
*	FibroGen Inc.	3,410	143

13

ESG U.S. Stock ETF

		Shares	Market Value• ($000)
*	Alkermes plc	6,782	141
*	Agios Pharmaceuticals Inc.	2,937	139
*	NuVasive Inc.	2,109	139
*	MyoKardia Inc.	2,168	137
*	Arrowhead Pharmaceuticals Inc.	3,844	136
*	Immunomedics Inc.	7,991	128
*	Quidel Corp.	1,640	127
*	Acadia Healthcare Co. Inc.	4,237	125
*	Guardant Health Inc.	1,439	125
	CONMED Corp.	1,314	124
*	Halozyme Therapeutics Inc.	6,121	120
*	Blueprint Medicines Corp.	2,198	119
*	Mirati Therapeutics Inc.	1,327	119
*	Ultragenyx Pharmaceutical Inc.	2,089	117
*	Tenet Healthcare Corp.	4,444	117
*	Emergent BioSolutions Inc.	1,983	116
*	Momenta Pharmaceuticals Inc.	3,975	112
*	Intercept Pharmaceuticals Inc.	1,213	111
	Cantel Medical Corp.	1,735	109
*	NeoGenomics Inc.	3,846	109
*	Natera Inc.	2,709	103
*	Amicus Therapeutics Inc.	10,580	101
*	Sage Therapeutics Inc.	2,139	101
*	Select Medical Holdings Corp.	4,157	99
*	Medpace Holdings Inc.	1,079	97
*	HMS Holdings Corp.	4,044	93
*	iRhythm Technologies Inc.	1,037	90
*	Insmed Inc.	3,557	89
	Ensign Group Inc.	1,949	87
*	Arena Pharmaceuticals Inc.	1,905	85
	Healthcare Services Group Inc.	2,946	81
*	MEDNAX Inc.	4,682	80
*	Merit Medical Systems Inc.	2,203	79
	Patterson Cos. Inc.	3,289	78
*	Biohaven Pharmaceutical Holding Co. Ltd.	1,721	76
*	Prestige Consumer Healthcare Inc.	2,021	75
*	uniQure NV	1,437	74
*	Ironwood Pharmaceuticals Inc.	5,933	71
*	Pacira BioSciences Inc.	1,613	70
*	Glaukos Corp.	1,545	68
*	Invitae Corp.	3,206	65
*	Ligand Pharmaceuticals Inc.	649	61
*	Avanos Medical Inc.	1,841	60
*	Xencor Inc.	1,645	53
*	Heron Therapeutics Inc.	2,821	53

*	Esperion Therapeutics Inc.	967	49
*	BioTelemetry Inc.	1,135	48
*	Editas Medicine Inc.	2,129	47
*	Brookdale Senior Living Inc.	7,011	46
*	Endo International plc	8,145	45
*	Magellan Health Inc.	749	45
*	Myriad Genetics Inc.	2,528	45
*	Theravance Biopharma Inc.	1,819	44
*	Allogene Therapeutics Inc.	1,634	44
*	REGENXBIO Inc.	1,101	44
*	Corcept Therapeutics Inc.	3,336	42
*	Aimmune Therapeutics Inc.	1,734	41
*	Radius Health Inc.	1,857	39
*	Zogenix Inc.	1,462	37
*	Supernus Pharmaceuticals Inc.	1,962	35
	Luminex Corp.	1,385	34
*	Tricida Inc.	1,053	33
*	Intra-Cellular Therapies Inc.	1,532	32
*	Denali Therapeutics Inc.	1,624	32
*	Varex Imaging Corp.	1,345	31
*	Atara Biotherapeutics Inc.	2,560	31
*	Aerie Pharmaceuticals Inc.	1,731	30
*	Natus Medical Inc.	1,111	30
*	Innoviva Inc.	2,031	27
*	Inogen Inc.	591	27
*	Portola Pharmaceuticals Inc.	2,544	26
*	Taro Pharmaceutical Industries Ltd.	362	24
*	Eagle Pharmaceuticals Inc.	518	24
*	Pennant Group Inc.	833	23
*	CorVel Corp.	313	22
*	Orthofix Medical Inc.	588	21
*	Enanta Pharmaceuticals Inc.	408	21
*	Tivity Health Inc.	1,466	19
*	OPKO Health Inc.	11,176	17
*	Madrigal Pharmaceuticals Inc.	179	15
*	Amneal Pharmaceuticals Inc.	3,851	15
*	Axogen Inc.	1,111	14
*	Clovis Oncology Inc.	1,665	13
*	Mallinckrodt plc	2,751	12
*,^	TherapeuticsMD Inc.	6,948	12
*	Spectrum Pharmaceuticals Inc.	2,665	8
*	Precigen Inc.	1,728	7
*	AnaptysBio Inc.	373	6
*	Lexicon Pharmaceuticals Inc.	1,530	4
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	767	1
			136,954
Industrials (9.8%)
*	PayPal Holdings Inc.	48,820	5,272
	Accenture plc Class A	26,535	4,792
	Union Pacific Corp.	28,811	4,604

14

ESG U.S. Stock ETF

		Shares	Market Value• ($000)
	Danaher Corp.	25,498	3,687
	Fidelity National Information Services Inc.	25,321	3,538
	Automatic Data Processing Inc.	18,082	2,798
	Caterpillar Inc.	22,159	2,753
	United Parcel Service Inc.	29,004	2,625
*	Fiserv Inc.	23,414	2,561
	Global Payments Inc.	12,310	2,265
	Illinois Tool Works Inc.	13,222	2,218
	CSX Corp.	31,167	2,196
	Deere & Co.	13,037	2,040
	Waste Management Inc.	17,592	1,949
	Sherwin-Williams Co.	3,427	1,771
	FedEx Corp.	9,939	1,403
	Ingersoll-Rand plc	9,934	1,282
	Johnson Controls International plc	32,699	1,196
*	Square Inc.	14,147	1,179
	Paychex Inc.	13,282	1,029
	Willis Towers Watson plc	5,421	1,026
	Verisk Analytics Inc.	6,596	1,023
*	CoStar Group Inc.	1,479	987
	Agilent Technologies Inc.	12,712	980
	PACCAR Inc.	14,174	948
*	FleetCor Technologies Inc.	3,542	941
	Cintas Corp.	3,513	937
	Stanley Black & Decker Inc.	6,318	908
	Rockwell Automation Inc.	4,869	893
	Fortive Corp.	12,300	851
	Republic Services Inc.	9,216	832
	Fastenal Co.	23,392	801
*	Keysight Technologies Inc.	7,778	737
*	Mettler-Toledo International Inc.	991	695
	TransUnion	7,796	693
	Vulcan Materials Co.	5,386	648
	Dover Corp.	6,189	636
	Kansas City Southern	4,166	628
	Martin Marietta Materials Inc.	2,632	599
	Xylem Inc.	7,590	587
*	Waters Corp.	2,768	539
	WW Grainger Inc.	1,918	532
	Old Dominion Freight Line Inc.	2,729	529
	Westinghouse Air Brake Technologies Corp.	7,547	519
	Masco Corp.	12,182	503
	Expeditors International of Washington Inc.	7,029	495
	Broadridge Financial Solutions Inc.	4,715	492
	Jack Henry & Associates Inc.	3,121	474

*	Fair Isaac Corp.	1,251	470
	Arconic Inc.	15,935	468
*	Zebra Technologies Corp.	2,196	463
	IDEX Corp.	3,069	454
	Allegion plc	3,859	444
*	Trimble Inc.	10,571	417
	Booz Allen Hamilton Holding Corp.	5,561	397
	CH Robinson Worldwide Inc.	5,514	380
*	Crown Holdings Inc.	5,336	376
*	WEX Inc.	1,877	351
	Westrock Co.	10,415	346
	Graco Inc.	6,976	344
	Nordson Corp.	2,360	343
	JB Hunt Transport Services Inc.	3,536	341
	Packaging Corp. of America	3,736	339
	Snap-on Inc.	2,286	331
	Lennox International Inc.	1,438	328
	Toro Co.	4,454	318
	Cognex Corp.	6,825	304
	Genpact Ltd.	7,741	298
*	XPO Logistics Inc.	3,831	283
	Universal Display Corp.	1,682	267
*	Sensata Technologies Holding plc	6,530	266
	AptarGroup Inc.	2,597	263
*	HD Supply Holdings Inc.	6,837	260
*	Generac Holdings Inc.	2,519	259
	Owens Corning	4,570	258
*	Euronet Worldwide Inc.	2,066	256
*	Pagseguro Digital Ltd.	8,101	254
	Donaldson Co. Inc.	5,468	247
*	Arrow Electronics Inc.	3,655	245
*	Trex Co. Inc.	2,551	244
	Xerox Holdings Corp.	7,439	240
*	Flex Ltd.	21,449	238
	Robert Half International Inc.	4,721	238
	National Instruments Corp.	5,790	233
	AO Smith Corp.	5,810	230
	Armstrong World Industries Inc.	2,259	226
	Quanta Services Inc.	5,877	224
*	Stericycle Inc.	3,876	223
	MDU Resources Group Inc.	7,445	206
*	Berry Global Group Inc.	5,418	206
	Sonoco Products Co.	4,248	205
	Sealed Air Corp.	6,628	201
	MSA Safety Inc.	1,616	197
*	Axon Enterprise Inc.	2,526	195
	Watsco Inc.	1,228	193
	Allison Transmission Holdings Inc.	4,748	193
*	Paylocity Holding Corp.	1,431	185

15

ESG U.S. Stock ETF

		Shares	Market Value• ($000)
	ManpowerGroup Inc.	2,413	183
	Landstar System Inc.	1,801	182
*	Gardner Denver Holdings Inc.	5,464	179
*	SiteOne Landscape Supply Inc.	1,805	179
	MAXIMUS Inc.	2,814	177
	Brink’s Co.	2,250	176
*	FTI Consulting Inc.	1,548	174
	Littelfuse Inc.	1,086	173
	CoreLogic Inc.	3,789	172
*	Mercury Systems Inc.	2,297	169
	Acuity Brands Inc.	1,625	167
	Air Lease Corp.	4,317	166
	AGCO Corp.	2,730	165
	Simpson Manufacturing Co. Inc.	2,070	164
	Rexnord Corp.	5,621	164
	Graphic Packaging Holding Co.	12,080	163
*	Clean Harbors Inc.	2,340	163
	Louisiana-Pacific Corp.	5,717	163
	Regal Beloit Corp.	2,041	158
*	TopBuild Corp.	1,555	157
	Eagle Materials Inc.	1,969	155
*	Integer Holdings Corp.	1,709	154
*	Kirby Corp.	2,409	154
	Alliance Data Systems Corp.	1,779	153
	nVent Electric plc	6,298	151
*	AMN Healthcare Services Inc.	2,005	148
	Avnet Inc.	4,682	144
*	Novanta Inc.	1,560	139
	Valmont Industries Inc.	1,196	139
	Watts Water Technologies Inc.	1,473	138
*	Anixter International Inc.	1,351	132
	Universal Forest Products Inc.	2,809	132
*	ExlService Holdings Inc.	1,760	131
	GATX Corp.	1,797	129
	John Bean Technologies Corp.	1,315	127
	UniFirst Corp.	673	125
	Franklin Electric Co. Inc.	2,408	125
*	MasTec Inc.	2,535	124
*	Builders FirstSource Inc.	5,381	122
*	Proto Labs Inc.	1,376	121
	Insperity Inc.	1,771	119
	MSC Industrial Direct Co. Inc. Class A	1,927	119
*	ASGN Inc.	2,340	119
	Macquarie Infrastructure Corp.	3,005	118
	Vishay Intertechnology Inc.	6,280	117
	Brady Corp. Class A	2,456	116

*	Itron Inc.	1,518	115
	Korn Ferry	3,114	109
	Applied Industrial Technologies Inc.	1,841	109
	Trinity Industries Inc.	5,109	104
*	WESCO International Inc.	2,490	101
	Ryder System Inc.	2,620	100
*	Cimpress plc	824	96
*	Summit Materials Inc.	4,705	92
*	Advanced Disposal Services Inc.	2,687	89
*	Casella Waste Systems Inc.	1,779	86
*	Saia Inc.	986	86
	ESCO Technologies Inc.	939	85
*	Rogers Corp.	733	85
	AAON Inc.	1,533	84
*	TriNet Group Inc.	1,586	84
*	Beacon Roofing Supply Inc.	2,654	79
	Forward Air Corp.	1,330	79
*	Fabrinet	1,386	76
	Albany International Corp.	1,186	76
*	Ambarella Inc.	1,246	74
*	SPX Corp.	1,631	68
	O-I Glass Inc.	6,289	68
	Federal Signal Corp.	2,336	68
	Badger Meter Inc.	1,120	67
	EVERTEC Inc.	2,238	66
	Advanced Drainage Systems Inc.	1,530	64
*	Masonite International Corp.	869	64
*	Plexus Corp.	946	63
	Aircastle Ltd.	1,967	63
	Otter Tail Corp.	1,278	62
	Mobile Mini Inc.	1,576	61
*	Sanmina Corp.	2,180	57
*	Hub Group Inc.	1,190	55
*	BMC Stock Holdings Inc.	2,230	55
	McGrath RentCorp	786	55
*	Kratos Defense & Security Solutions Inc.	3,343	54
	Covanta Holding Corp.	3,952	53
	Boise Cascade Co.	1,483	53
	Deluxe Corp.	1,559	52
	Belden Inc.	1,279	51
	Mueller Industries Inc.	1,821	51
	Triton International Ltd.	1,475	51
*	Installed Building Products Inc.	746	49
*	Cardtronics plc	1,351	49
*	Gibraltar Industries Inc.	966	49
	Werner Enterprises Inc.	1,403	47
*	OSI Systems Inc.	571	46
	Comfort Systems USA Inc.	1,085	46
*	Pluralsight Inc. Class A	2,545	45
*	Huron Consulting Group Inc.	764	45
	Tennant Co.	628	45

16

ESG U.S. Stock ETF

		Shares	Market Value• ($000)
	Patrick Industries Inc.	834	44
*	Knowles Corp.	2,621	44
*	CBIZ Inc.	1,660	43
	AAR Corp.	1,232	43
*	JELD-WEN Holding Inc.	2,250	42
	Terex Corp.	1,864	41
*	Atlas Corp.	3,785	40
*	MACOM Technology Solutions Holdings Inc.	1,564	40
	SFL Corp. Ltd.	3,234	39
*	TTM Technologies Inc.	2,938	38
*	Sykes Enterprises Inc.	1,200	38
	Greif Inc. Class A	1,048	37
	Encore Wire Corp.	748	37
	Lindsay Corp.	369	37
	Helios Technologies Inc.	910	36
	AVX Corp.	1,572	34
	Raven Industries Inc.	1,179	34
*	TriMas Corp.	1,328	34
	Benchmark Electronics Inc.	1,194	32
	Rush Enterprises Inc.	741	31
	US Ecology Inc.	710	30
	Schneider National Inc.	1,601	29
*	Dycom Industries Inc.	964	29
	Scorpio Tankers Inc.	1,438	28
	Granite Construction Inc.	1,384	28
*	FARO Technologies Inc.	491	28
*	Harsco Corp.	2,319	28
	Heartland Express Inc.	1,426	26
	Quanex Building Products Corp.	1,508	25
*	SEACOR Holdings Inc.	665	25
	Primoris Services Corp.	1,296	25
*	Evolent Health Inc.	2,607	24
	Griffon Corp.	1,291	22
*	Manitowoc Co. Inc.	1,741	22
	H&E Equipment Services Inc.	900	21
	Astec Industries Inc.	565	21
	Greenbrier Cos. Inc.	869	21
*	Tutor Perini Corp.	1,416	21
	Myers Industries Inc.	1,511	21
	Apogee Enterprises Inc.	669	20
	CTS Corp.	770	20
	ADT Inc.	3,119	20
	Kelly Services Inc.	1,114	19
	TTEC Holdings Inc.	458	17
*	Conduent Inc.	5,177	17
	Hyster-Yale Materials Handling Inc.	335	16
*	TrueBlue Inc.	1,032	15
	GasLog Ltd.	1,570	9
	Matson Inc.	260	9
	Caesarstone Ltd.	398	4
			97,618

Oil & Gas (1.2%)
	Schlumberger Ltd.	57,357	1,554
	Phillips 66	18,678	1,398
	Marathon Petroleum Corp.	26,867	1,274
	ONEOK Inc.	17,155	1,145
	Valero Energy Corp.	17,083	1,132
	Williams Cos. Inc.	50,324	959
	Halliburton Co.	36,300	616
*	Cheniere Energy Inc.	9,769	501
	Baker Hughes Co.	27,844	448
	Targa Resources Corp.	9,612	311
	National Oilwell Varco Inc.	16,074	301
	HollyFrontier Corp.	6,388	215
*	SolarEdge Technologies Inc.	1,654	206
*	Enphase Energy Inc.	3,944	193
	Helmerich & Payne Inc.	4,871	180
*	First Solar Inc.	3,454	158
	PBF Energy Inc.	5,264	118
*	Transocean Ltd.	27,418	92
*	Cosan Ltd.	4,442	81
	Arcosa Inc.	1,880	81
*	Apergy Corp.	3,994	74
*	Chart Industries Inc.	1,275	73
	Equitrans Midstream Corp.	8,432	60
	Delek US Holdings Inc.	2,488	53
	Golar LNG Ltd.	3,851	49
	Core Laboratories NV	1,668	45
*	Dril-Quip Inc.	1,234	44
	Patterson-UTI Energy Inc.	6,649	38
	Archrock Inc.	5,138	36
	Antero Midstream Corp.	8,140	35
*	NOW Inc.	3,363	30
*	Valaris plc Class A	6,443	24
	CVR Energy Inc.	817	23
*	MRC Global Inc.	2,621	23
	Nabors Industries Ltd.	11,299	20
*	ProPetro Holding Corp.	2,187	19
*	SunPower Corp.	2,024	17
*	Newpark Resources Inc.	4,118	14
*	Frank’s International NV	3,600	14
*	Oil States International Inc.	1,455	11
	RPC Inc.	3,251	11
*	Diamond Offshore Drilling Inc.	1,569	5
			11,681
Technology (27.9%)
	Microsoft Corp.	314,568	50,963
	Apple Inc.	184,897	50,543
*	Facebook Inc.	99,354	19,123
*	Alphabet Inc. Class C	13,041	17,466
*	Alphabet Inc. Class A	11,874	15,902
	Intel Corp.	181,119	10,056
	Cisco Systems Inc.	177,954	7,106
*	Adobe Inc.	20,197	6,970

17

ESG U.S. Stock ETF

		Shares	Market Value• ($000)
	NVIDIA Corp.	24,247	6,548
*	salesforce.com Inc.	34,935	5,953
	International Business Machines Corp.	36,900	4,803
	Texas Instruments Inc.	39,015	4,453
	Broadcom Inc.	16,057	4,377
	Oracle Corp.	85,375	4,223
	QUALCOMM Inc.	47,461	3,716
	Intuit Inc.	10,324	2,745
*	ServiceNow Inc.	7,720	2,517
*	Micron Technology Inc.	45,899	2,412
	Applied Materials Inc.	38,246	2,223
*	Advanced Micro Devices Inc.	42,740	1,944
	Lam Research Corp.	5,979	1,754
*	Autodesk Inc.	9,069	1,731
	Analog Devices Inc.	15,305	1,669
	Cognizant Technology Solutions Corp.	22,829	1,391
	NXP Semiconductors NV	11,759	1,337
	HP Inc.	61,591	1,280
	Motorola Solutions Inc.	7,230	1,198
*	Workday Inc.	6,790	1,176
*	Twitter Inc.	32,356	1,074
	KLA Corp.	6,570	1,010
*	Splunk Inc.	6,370	939
	Cerner Corp.	12,883	892
	Xilinx Inc.	10,477	875
	Microchip Technology Inc.	9,529	864
*	Synopsys Inc.	6,201	855
*	VeriSign Inc.	4,326	821
*	Veeva Systems Inc.	5,685	807
	Corning Inc.	32,094	766
*	Cadence Design Systems Inc.	11,469	759
*	RingCentral Inc.	3,185	751
	Skyworks Solutions Inc.	7,216	723
*	Atlassian Corp. plc Class A	4,976	721
*	Palo Alto Networks Inc.	3,878	716
	Hewlett Packard Enterprise Co.	55,059	704
	CDW Corp.	5,953	680
	Western Digital Corp.	12,227	679
	Maxim Integrated Products Inc.	11,391	634
*	Fortinet Inc.	5,864	598
	Marvell Technology Group Ltd.	27,686	590
*	Akamai Technologies Inc.	6,778	586
*	Paycom Software Inc.	2,063	583
*	Twilio Inc.	5,012	565
*	DocuSign Inc. Class A	6,393	552
*	Okta Inc.	4,301	551
	Seagate Technology plc	11,001	528

	Citrix Systems Inc.	5,037	521
*	GoDaddy Inc.	7,172	502
*	Check Point Software Technologies Ltd.	4,752	493
*	Arista Networks Inc.	2,528	488
*	Yandex NV	11,932	485
*	Tyler Technologies Inc.	1,531	480
*	Qorvo Inc.	4,765	479
*	EPAM Systems Inc.	2,144	479
*	Gartner Inc.	3,588	464
	NetApp Inc.	9,914	463
	NortonLifeLock Inc.	23,874	454
	Teradyne Inc.	7,010	412
*	Black Knight Inc.	5,895	393
*	Coupa Software Inc.	2,595	389
*	VMware Inc.	3,181	383
*	Guidewire Software Inc.	3,415	374
	Cypress Semiconductor Corp.	15,230	352
*	Zendesk Inc.	4,363	346
	Amdocs Ltd.	5,400	344
*	PTC Inc.	4,239	320
*	ON Semiconductor Corp.	16,995	317
*	F5 Networks Inc.	2,599	312
	Juniper Networks Inc.	14,341	304
*	Aspen Technology Inc.	2,838	302
	Entegris Inc.	5,642	301
	Monolithic Power Systems Inc.	1,825	290
*	HubSpot Inc.	1,610	289
*	Ceridian HCM Holding Inc.	3,848	272
*	MongoDB Inc.	1,779	271
*	Alteryx Inc.	1,930	269
	DXC Technology Co.	10,714	258
*	Lumentum Holdings Inc.	3,308	257
*	InterXion Holding NV	3,004	255
*	Dell Technologies Inc.	6,255	253
*	Ciena Corp.	6,506	250
	CDK Global Inc.	5,234	241
*	Proofpoint Inc.	2,247	240
*	Mellanox Technologies Ltd.	1,937	231
	SYNNEX Corp.	1,821	228
	MKS Instruments Inc.	2,252	226
*	Tech Data Corp.	1,551	221
*	RealPage Inc.	3,361	215
*	Cree Inc.	4,497	201
*	Five9 Inc.	2,641	193
*	Wix.com Ltd.	1,360	182
*	Manhattan Associates Inc.	2,704	182
	j2 Global Inc.	2,073	181
*	Smartsheet Inc. Class A	3,858	179
*	Dropbox Inc. Class A	9,096	178
*	Nutanix Inc.	7,460	178
	Cabot Microelectronics Corp.	1,269	177

18

ESG U.S. Stock ETF

		Shares	Market Value• ($000)
*	Avalara Inc.	2,077	176
	LogMeIn Inc.	2,061	176
*	Cirrus Logic Inc.	2,524	173
*	Silicon Laboratories Inc.	1,866	165
*	Verint Systems Inc.	2,998	165
*	Envestnet Inc.	2,150	162
*	Everbridge Inc.	1,511	160
	Cogent Communications Holdings Inc.	2,181	159
*	Pure Storage Inc.	10,351	158
*	CyberArk Software Ltd.	1,495	157
	Pegasystems Inc.	1,727	156
*	Anaplan Inc.	3,414	153
*	Globant SA	1,348	152
	Blackbaud Inc.	2,222	151
*	Q2 Holdings Inc.	1,909	144
*	Elastic NV	1,938	143
*	Inphi Corp.	1,915	143
	Perspecta Inc.	5,667	142
*	ACI Worldwide Inc.	5,040	140
*	ViaSat Inc.	2,419	139
*	NCR Corp.	5,344	135
*	Viavi Solutions Inc.	10,128	134
	Pinterest Inc. Class A	6,808	133
*	Zscaler Inc.	2,525	131
*	Qualys Inc.	1,631	131
*	Box Inc.	7,375	124
	Power Integrations Inc.	1,402	122
*	Semtech Corp.	3,061	121
*	FireEye Inc.	8,844	117
*	Cornerstone OnDemand Inc.	2,775	114
	Brooks Automation Inc.	3,191	110
*	Rapid7 Inc.	2,369	110
*	Advanced Energy Industries Inc.	1,768	105
*	Acacia Communications Inc.	1,533	105
*	Teradata Corp.	5,139	102
*	Blackline Inc.	1,616	101
*	CommScope Holding Co. Inc.	9,089	100
*	Cloudera Inc.	10,617	95
*	Varonis Systems Inc.	1,160	93
*	Lattice Semiconductor Corp.	5,183	93
*	Synaptics Inc.	1,297	86
*	SailPoint Technologies Holding Inc.	3,197	81
*	Bottomline Technologies DE Inc.	1,669	74
*	SPS Commerce Inc.	1,391	73
*	Premier Inc.	2,435	72
*	Insight Enterprises Inc.	1,300	72
*	Diodes Inc.	1,605	71
*	Alarm.com Holdings Inc.	1,370	66
*	NetScout Systems Inc.	2,425	62
	InterDigital Inc.	1,170	62

	Progress Software Corp.	1,613	60
*	Avaya Holdings Corp.	4,604	60
*	Workiva Inc.	1,396	60
*	LivePerson Inc.	2,201	58
*	SVMK Inc.	3,151	57
*	PROS Holdings Inc.	1,249	57
*	EchoStar Corp.	1,611	56
*	CommVault Systems Inc.	1,265	53
*	Rambus Inc.	3,747	52
*	Virtusa Corp.	1,097	48
*	Yext Inc.	3,097	47
	Kulicke & Soffa Industries Inc.	2,053	47
*	Perficient Inc.	1,112	46
	CSG Systems International Inc.	1,029	46
*	Tenable Holdings Inc.	1,708	42
	NIC Inc.	2,265	41
*	Mimecast Ltd.	977	39
*	Covetrus Inc.	3,359	37
	TiVo Corp.	4,911	37
*	Allscripts Healthcare Solutions Inc.	4,743	36
*	3D Systems Corp.	3,749	34
*	MicroStrategy Inc.	248	34
*	Amkor Technology Inc.	3,118	33
*	SolarWinds Corp.	1,697	31
*	MaxLinear Inc.	1,849	29
*	Shutterstock Inc.	707	27
*	Blucora Inc.	1,552	27
	Xperi Corp.	1,366	24
*	Stratasys Ltd.	1,455	23
*	ScanSource Inc.	752	21
*	Loral Space & Communications Inc.	674	21
	Ebix Inc.	765	20
	Pitney Bowes Inc.	5,514	19
*	NextGen Healthcare Inc.	1,356	18
*	NETGEAR Inc.	909	17
*	Forrester Research Inc.	405	15
	Plantronics Inc.	1,011	14
	ADTRAN Inc.	1,484	12
*	Endurance International Group Holdings Inc.	2,223	8
			278,991
Telecommunications (2.3%)
	AT&T Inc.	303,400	10,686
	Verizon Communications Inc.	172,018	9,316
*	T-Mobile US Inc.	12,906	1,164
	CenturyLink Inc.	45,669	551
*	Zayo Group Holdings Inc.	8,739	306
*	Sprint Corp.	25,967	239

19

ESG U.S. Stock ETF

			Market
			Value•
		Shares	($ 000)
	Telephone & Data Systems Inc.	5,401	109
	Shenandoah Telecommunications Co.	2,253	100
*	Iridium Communications Inc.	3,628	98
*	Vonage Holdings Corp.	9,320	84
*	8x8 Inc.	3,527	65
	ATN International Inc.	373	20
*,^	GTT Communications Inc.	1,153	17
*	Intelsat SA	2,121	8
*	United States Cellular Corp.	245	8
			22,771

Utilities (1.2%)
Sempra Energy	11,645	1,628
Consolidated Edison Inc.	13,624	1,074
Edison International	14,502	974
American Water Works Co. Inc.	7,566	936
PPL Corp.	29,524	886
CMS Energy Corp.	12,583	760
Atmos Energy Corp.	4,842	500
CenterPoint Energy Inc.	20,582	474
Alliant Energy Corp.	9,003	469
AES Corp.	26,718	447
NiSource Inc.	14,473	391
Essential Utilities Inc.	8,524	367
UGI Corp.	8,500	306
OGE Energy Corp.	7,435	283
IDACORP Inc.	2,090	202
Hawaiian Electric Industries Inc.	4,495	193
Portland General Electric Co.	3,485	190
ONE Gas Inc.	2,298	189
Spire Inc.	2,274	171
NorthWestern Corp.	2,395	168
Avangrid Inc.	3,166	157
Southwest Gas Holdings Inc.	2,367	153
Avista Corp.	3,206	151
California Water Service Group	2,937	141
New Jersey Resources Corp.	3,978	140
South Jersey Industries Inc.	4,995	135
American States Water Co.	1,734	133
MGE Energy Inc.	1,826	130

	Ormat Technologies Inc.	1,832	128
	El Paso Electric Co.	1,583	107
	Pattern Energy Group Inc. Class A	3,289	89
*	Sunrun Inc.	4,112	80
	Northwest Natural Holding Co.	1,085	71
	Atlantica Yield plc	2,174	63
*	Evoqua Water Technologies Corp.	2,954	62
	SJW Group	954	58
	TerraForm Power Inc.	3,018	57

		12,463
Total Common Stocks
(Cost $982,760)		996,905
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1,2 Vanguard Market
Liquidity Fund, 1.706%
(Cost $1,162)	11,617	1,162
Total Investments (99.9%)
(Cost $983,922)		998,067
Other Assets and Liabilities—Net (0.1%)[2,3]		784
Net Assets (100%)		998,851

Cost rounded to $000.

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $142,000.

§ Security value determined using significant unobservable inputs.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 Collateral of $156,000 was received for securities on loan.

3 Cash of $91,000 has been segregated as initial margin for open futures contracts.

  CVR—Contingent Value Rights.

  REIT—Real Estate Investment Trust.

20

ESG U.S. Stock ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($ 000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	13	1,918	(225)

See accompanying Notes, which are an integral part of the Financial Statements.

21

ESG U.S. Stock ETF

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $982,760)	996,905
Affiliated Issuers (Cost $1,162)	1,162
Total Investment in Securities	998,067
Investment in Vanguard	43
Cash Collateral Pledged—Futures Contracts	91
Receivables for Accrued Income	1,208
Receivables for Capital Shares Issued	3,927
Total Assets	1,003,336
Liabilities
Due to Custodian	2
Payables for Investment Securities Purchased	4,266
Collateral for Securities on Loan	156
Payables to Vanguard	57
Variation Margin Payable—Futures Contracts	4
Total Liabilities	4,485
Net Assets	998,851

At February 29, 2020, net assets consisted of:

Paid-in Capital	982,078
Total Distributable Earnings (Loss)	16,773
Net Assets	998,851

Net Assets
Applicable to 19,075,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	998,851
Net Asset Value Per Shares	$52.36

See accompanying Notes, which are an integral part of the Financial Statements.

22

ESG U.S. Stock ETF

Statement of Operations

Six Months Ended
February 29, 2020
($ 000)
Investment Income
Income
Dividends	6,950
Interest[1]	9
Securities Lending—Net	15
Total Income	6,974
Expenses
The Vanguard Group—Note B
Investment Advisory Services	59
Management and Administrative	393
Marketing and Distribution	27
Custodian Fees	13
Shareholders’ Reports	4
Trustees’ Fees and Expenses	—
Total Expenses	496
Expenses Paid Indirectly	(12)
Net Expenses	484
Net Investment Income	6,490
Realized Net Gain (Loss)
Investment Securities Sold[1]	2,208
Futures Contracts	197
Realized Net Gain (Loss)	2,405
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1,2]	(15,930)
Futures Contracts	(235)
Change in Unrealized Appreciation (Depreciation)	(16,165)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,270)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,000, $1,000, and $1,000 respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $2,262,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

23

ESG U.S. Stock ETF

Statement of Changes in Net Assets

		September 18,
	Six Months Ended	2018[1] to
	February 29,	August 31,
	2020	2019
	($ 000)	($ 000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,490	4,244
Realized Net Gain (Loss)	2,405	(2,051)
Change in Unrealized Appreciation (Depreciation)	(16,165)	30,085
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,270)	32,278
Distributions[2]
Total Distributions	(5,787)	(2,448)
Capital Share Transactions
Issued	429,174	564,704
Issued in Lieu of Cash Distributions	—	—
Redeemed	(11,800)	—
Net Increase (Decrease) from Capital Share Transactions	417,374	564,704
Total Increase (Decrease)	404,317	594,534
Net Assets
Beginning of Period	594,534	—
End of Period	998,851	594,534
1	Inception.

2	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

24

ESG U.S. Stock ETF

Financial Highlights

	Six Months	Sept. 18,
	Ended	2018[1] to
	Feb. 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2020	2019
Net Asset Value, Beginning of Period	$51.25	$50.00
Investment Operations
Net Investment Income[2]	.444	.792
Net Realized and Unrealized Gain (Loss) on Investments	1.092	.868
Total from Investment Operations	1.536	1.660
Distributions
Dividends from Net Investment Income	(.426)	(.410)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.426)	(.410)
Net Asset Value, End of Period	$52.36	$51.25

Total Return	2.97%	3.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$999	$595
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	1.58%	1.67%[3]
Portfolio Turnover Rate	2%	6%

The expense ratio and net investment income ratio for the period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

25

ESG U.S. Stock ETF

Notes to Financial Statements

Vanguard ESG U.S. Stock ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August 31, 2019, and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

26

ESG U.S. Stock ETF

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

27

ESG U.S. Stock ETF

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $43,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund’s expenses by $12,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($ 000)	($ 000)	($ 000)	($ 000)
Investments
Assets
Common Stocks	996,904	—	1	996,905
Temporary Cash Investments	1,162	—	—	1,162
Total	998,066	—	1	998,067
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	4	—	—	4

1 Represents variation margin on the last day of the reporting period.

28

ESG U.S. Stock ETF

E. As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($ 000)
Tax Cost	983,929
Gross Unrealized Appreciation	76,048
Gross Unrealized Depreciation	(62,135)
Net Unrealized Appreciation (Depreciation)	13,913

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $2,040,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.  During the six months ended February 29, 2020, the fund purchased $445,808,000 of investment securities and sold $28,181,000 of investment securities, other than temporary cash investments. Purchases and sales include $318,350,000 and $10,765,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G.	Capital shares issued and redeemed were:

	Six Months Ended	September 18, 2018[1] to
	February 29, 2020	August 31, 2019
	Shares	Shares
	(000)	(000)
Issued	7,700	11,600
Issued in Lieu of Cash Distributions	—	—
Redeemed	(225)	—
Net Increase (Decrease) in Shares Outstanding	7,475	11,600
1 Inception.

At February 29, 2020, one shareholder was the record or beneficial owner of 27% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

H. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

29

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor . Q43932 042020

Semiannual Report | February 29, 2020 Vanguard ESG International Stock ETF

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

●    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

●    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 29, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
ESG International Stock ETF	8/31/2019	2/29/2020	Period
Based on Actual Fund Return	$1,000.00	$1,024.56	$0.81
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.07	0.81

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.16%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in that period, then divided by the number of days in the most recent 12-month period (182/366).

2

ESG International Stock ETF

Sector Diversification

As of February 29, 2020

Basic Materials	5.2%
Consumer Goods	13.7
Consumer Services	10.3
Financials	29.1
Health Care	10.7
Industrials	12.0
Oil & Gas	1.7
Technology	11.2
Telecommunications	4.1
Utilities	2.0

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, at-tempting to remain fully invested and tracking their target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

3

ESG International Stock ETF

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (99.2%)
Australia (4.8%)
CSL Ltd.	18,125	3,702
Commonwealth Bank of Australia	68,453	3,675
Westpac Banking Corp.	136,496	2,090
Australia & New Zealand Banking Group Ltd.	110,571	1,783
National Australia Bank Ltd.	106,721	1,756
Macquarie Group Ltd.	11,894	1,058
Transurban Group	101,708	992
Goodman Group	79,164	777
Amcor plc	63,235	601
Newcrest Mining Ltd.	35,412	581
QBE Insurance Group Ltd.	64,713	575
Brambles Ltd.	70,950	558
ASX Ltd.	10,775	526
Scentre Group	217,968	494
Fortescue Metals Group Ltd.	72,987	488
Sonic Healthcare Ltd.	23,806	452
Dexus	56,221	448
James Hardie Industries plc	23,484	439
Insurance Australia Group Ltd.	103,968	438
Cochlear Ltd.	3,083	422
APA Group	59,545	420
Telstra Corp. Ltd.	184,446	416
Suncorp Group Ltd.	55,674	416
GPT Group	106,698	403
Ramsay Health Care Ltd.	8,267	370
Orica Ltd.	28,085	367
Lendlease Group	30,755	358
Northern Star Resources Ltd.	37,508	328
Sydney Airport	61,272	313
Medibank Pvt Ltd.	160,484	300
SEEK Ltd.	21,595	296
Caltex Australia Ltd.	13,148	283
Computershare Ltd.	27,881	283

	Vicinity Centres	192,507	273
	Bendigo & Adelaide Bank Ltd.	43,244	261
	Alumina Ltd.	191,647	245
	Incitec Pivot Ltd.	134,083	241
	BlueScope Steel Ltd.	30,125	236
	Mirvac Group	112,990	225
	Boral Ltd.	70,960	212
*	Afterpay Ltd.	9,076	202
	Challenger Ltd.	33,100	199
	Bank of Queensland Ltd.	40,461	199
	Orora Ltd.	110,155	198
*	AMP Ltd.	177,707	196
	Downer EDI Ltd.	49,937	189
	Stockland	58,475	181
	Magellan Financial Group Ltd.	4,279	158
	Atlas Arteria Ltd.	24,033	127
*	Xero Ltd.	2,495	122
	Aurizon Holdings Ltd.	31,417	100
	Charter Hall Group	12,119	99
*	Saracen Mineral Holdings Ltd.	35,010	85
	JB Hi-Fi Ltd.	2,954	71
	Evolution Mining Ltd.	25,648	67
	Iluka Resources Ltd.	10,611	58
	Ansell Ltd.	2,932	57
	ALS Ltd.	9,769	54
	REA Group Ltd.	810	53
	Cleanaway Waste Management Ltd.	33,140	50
	Shopping Centres Australasia Property Group	24,723	49
	Domino’s Pizza Enterprises Ltd.	1,210	44
	Appen Ltd.	3,142	43
	Qube Holdings Ltd.	22,597	43
	carsales.com Ltd.	3,967	42
	Cromwell Property Group	55,723	42
	Qantas Airways Ltd.	10,685	39
	Steadfast Group Ltd.	15,232	38

4

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
	AusNet Services	34,110	38
	IOOF Holdings Ltd.	10,049	38
	Reliance Worldwide Corp. Ltd.	16,544	37
	nib holdings Ltd.	11,992	37
	Regis Resources Ltd.	13,682	36
	Altium Ltd.	1,715	35
*	Nufarm Ltd.	10,332	35
	IGO Ltd.	9,793	34
[1]	Viva Energy Group Ltd.	29,194	34
	OZ Minerals Ltd.	5,624	33
*	NEXTDC Ltd.	6,393	33
	IDP Education Ltd.	2,294	32
	St. Barbara Ltd.	20,175	31
	Pendal Group Ltd.	5,946	29
	TPG Telecom Ltd.	5,848	29
	CSR Ltd.	10,256	28
	Breville Group Ltd.	2,187	28
*	PolyNovo Ltd.	18,383	28
	Link Administration Holdings Ltd.	8,893	28
	Harvey Norman Holdings Ltd.	11,121	27
	Premier Investments Ltd.	2,430	27
	IRESS Ltd.	3,425	27
	CIMIC Group Ltd.	1,699	27
	Metcash Ltd.	16,281	26
	Mineral Resources Ltd.	2,416	26
	Bapcor Ltd.	6,578	25
	Bingo Industries Ltd.	13,363	25
*	Vocus Group Ltd.	10,984	25
	Nine Entertainment Co. Holdings Ltd.	22,766	24
	Ingenia Communities Group	7,126	23
	Perpetual Ltd.	906	23
	Monadelphous Group Ltd.	2,354	22
	Flight Centre Travel Group Ltd.	1,027	22
	WiseTech Global Ltd.	2,129	21
	Credit Corp. Group Ltd.	981	21
*	GrainCorp Ltd. Class A	4,098	21
	Sims Ltd.	3,306	21
	Corporate Travel Management Ltd.	2,207	20
*	Perseus Mining Ltd.	29,913	20
	IPH Ltd.	3,562	20
	National Storage REIT	13,356	20
	Super Retail Group Ltd.	3,607	19
*	Gold Road Resources Ltd.	19,926	19
	Rural Funds Group	14,574	18
*	Silver Lake Resources Ltd.	17,669	18
*	Resolute Mining Ltd.	27,652	18
	Abacus Property Group	7,284	18
	Technology One Ltd.	3,371	18

	GUD Holdings Ltd.	2,503	18
§	Bega Cheese Ltd.	6,696	17
	Aventus Group	9,152	17
	Adelaide Brighton Ltd.	8,530	17
*	Lynas Corp. Ltd.	13,034	16
	IMF Bentham Ltd.	4,918	14
	Healius Ltd.	6,810	14
	NRW Holdings Ltd.	8,414	13
*	Nanosonics Ltd.	2,892	13
	Genworth Mortgage Insurance Australia Ltd.	6,053	13
*	Perenti Global Ltd.	14,365	13
	Platinum Asset Management Ltd.	4,754	13
	Pro Medicus Ltd.	946	13
	Webjet Ltd.	1,973	12
	oOh!media Ltd.	6,623	12
	Ramelius Resources Ltd.	16,230	12
	Southern Cross Media Group Ltd.	26,454	12
	Freedom Foods Group Ltd.	4,398	12
	Costa Group Holdings Ltd.	5,932	12
	EML Payments Ltd.	4,702	11
	Select Harvests Ltd.	2,684	11
	Vita Group Ltd.	11,206	11
	InvoCare Ltd.	1,072	10
*	nearmap Ltd.	8,760	10
	Domain Holdings Australia Ltd.	4,494	9
	Clinuvel Pharmaceuticals Ltd.	794	9
	BWX Ltd.	3,321	9
*	Mesoblast Ltd.	5,919	9
*	Westgold Resources Ltd.	6,224	8
	SeaLink Travel Group Ltd.	2,879	8
	Infigen Energy	17,920	8
	Elders Ltd.	1,368	7
	Mount Gibson Iron Ltd.	15,479	7
	Collins Foods Ltd.	1,100	6
	G8 Education Ltd.	5,178	6
*,§	Dacian Gold Ltd.	6,021	5
	Accent Group Ltd.	4,783	5
	Western Areas Ltd.	3,185	5
	Blackmores Ltd.	119	5
	GWA Group Ltd.	2,234	5
*	Emeco Holdings Ltd.	3,820	5
	Service Stream Ltd.	3,335	5
	Lovisa Holdings Ltd.	728	5
*	Orocobre Ltd.	2,419	4
	Netwealth Group Ltd.	852	4
	Sigma Healthcare Ltd.	11,549	4
	McMillan Shakespeare Ltd.	588	4
	Aurelia Metals Ltd.	15,765	4
	FlexiGroup Ltd.	3,882	4

5

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
*	Eclipx Group Ltd.	3,881	4
*	Liquefied Natural Gas Ltd.	46,898	3
*	Myer Holdings Ltd.	14,953	3
*	Pilbara Minerals Ltd.	19,643	3
*	Pact Group Holdings Ltd.	2,475	3
*	Mayne Pharma Group Ltd.	14,606	3
	Sandfire Resources Ltd.	1,019	3
*	Syrah Resources Ltd.	6,123	2
§	SpeedCast International Ltd.	2,489	1
§	Decmil Group Ltd.	3,820	1
*	Castile Resources Pty Ltd.	1,410	—
			32,662
Austria (0.2%)
	Erste Group Bank AG	15,670	536
	Raiffeisen Bank International AG	11,337	234
	Wienerberger AG	2,733	70
[1]	BAWAG Group AG	1,599	69
	Andritz AG	1,571	56
	CA Immobilien Anlagen AG	1,176	48
	Verbund AG	986	47
	Immofinanz AG	1,648	43
	UNIQA Insurance Group AG	4,150	37
	Oesterreichische Post AG	888	28
	Telekom Austria AG	3,162	24
	Lenzing AG	258	17
	Do & Co AG	177	15
*	Zumtobel Group AG	1,379	11
	Schoeller-Bleckmann Oilfield Equipment AG	215	9
			1,244
Belgium (0.6%)
	KBC Group NV	12,469	831
	Ucb SA	6,126	567
	Ageas	10,158	473
	Solvay SA Class A	4,139	378
*	Argenx SE	2,499	350
	Ackermans & van Haaren NV	2,284	328
	Proximus SADP	11,620	289
	KBC Ancora	5,716	246
	Groupe Bruxelles Lambert SA	1,327	121
	Aedifica SA	618	80
	Cofinimmo SA	409	65
	Elia Group SA/NV	601	60
	Gimv NV	870	50
	Barco NV	159	34
	Ontex Group NV	2,258	34
	Telenet Group Holding NV	757	29
	Colruyt SA	593	28
	D’ieteren SA/NV	450	26

	Euronav NV	2,786	25
	Melexis NV	300	21
*	AGFA-Gevaert NV	3,906	17
	bpost SA	1,995	16
	Kinepolis Group NV	303	16
	Econocom Group SA/NV	3,447	10
*	Tessenderlo Chemie NV (Voting Shares)	292	9
*	Montea C.V.A	69	7
	Bekaert SA	209	5
*	Mithra Pharmaceuticals SA	173	4
*	Ion Beam A pplications	151	1
			4,120
Brazil (1.8%)
	Itau Unibanco Holding SA Preference Shares	173,785	1,244
	Banco Bradesco SA Preference Shares	143,743	981
	B3 SA - Brasil Bolsa Balcao	72,815	782
	Lojas Renner SA	33,020	394
	Itausa - Investimentos Itau SA Preference Shares	144,900	389
	Banco do Brasil SA	30,077	315
	Magazine Luiza SA	27,385	309
	Banco Bradesco SA	42,920	262
	Localiza Rent a Car SA	22,279	247
	Suzano SA	28,003	239
*	Natura & Co. Holding SA	22,895	233
	Notre Dame Intermedica Participacoes SA	15,930	225
	Weg SA	23,300	225
	Raia Drogasil SA	8,272	222
	IRB Brasil Resseguros S/A	29,567	220
	BR Malls Participacoes SA	57,100	209
	Lojas Americanas SA	38,727	195
*	Rumo SA	37,900	179
	Cia de Saneamento Basico do Estado de Sao Paulo	12,375	163
	BB Seguridade Participacoes SA	22,200	158
	Telefonica Brasil SA Preference Shares	13,200	158
	Equatorial Energia SA	26,700	147
	Ccr SA	38,693	141
	Cogna Educacao	60,530	137
	Banco BTG Pactual SA	8,995	136
	Petrobras Distribuidora SA	22,814	133
	Lojas Americanas SA Preference Shares	21,988	131
*	Brf SA	21,192	128
	Gerdau SA Preference Shares	33,300	126
	Hypera SA	16,400	126
	Ultrapar Participacoes SA	29,400	125

6

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
	Banco Santander Brasil SA	13,040	116
	Cosan SA	6,800	111
	Cia Energetica de Minas Gerais	32,844	109
*	B2W Cia Digital	7,223	100
*	YDUQS Part	8,200	95
	Klabin SA	21,400	92
	Cia Energetica de Minas Gerais Preference Shares	29,400	92
	Sul America SA	7,500	91
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	5,600	90
	TIM Participacoes SA	24,200	87
	Azul SA Prior Preference Shares	8,685	86
	Totvs SA	5,247	83
	Qualicorp Consultoria e Corretora de Seguros SA	9,300	71
	Energisa SA	5,200	63
	Bradespar SA Preference Shares	8,100	60
	Transmissora Alianca de Energia Eletrica SA	8,900	60
	Cielo SA	38,800	59
	Cia Energetica de Sao Paulo Preference Shares	8,000	58
	AES Tiete Energia SA	16,947	58
*	Via Varejo SA	18,575	57
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	8,400	56
	Cia Siderurgica Nacional SA	20,921	52
	Anima Holding SA	6,000	48
	Cia de Locacao das Americas	10,003	47
*	Marfrig Global Foods SA	17,405	47
	MRV Engenharia e Participacoes SA	10,600	46
*	Grupo SBF SA	4,700	46
	Alupar Investimento SA	7,100	45
	Engie Brasil Energia SA	4,200	45
	Light SA	9,200	45
	Metalurgica Gerdau SA Preference Shares Class A	24,900	44
	Cia Paranaense de Energia	2,500	44
	Sao Martinho SA	7,200	43
	Duratex SA	10,400	40
	Wiz Solucoes e Corretagem de Seguros SA	12,700	40
	Movida Participacoes SA	9,900	40

	Construtora Tenda SA	5,000	39
	Multiplan Empreendimentos Imobiliarios SA	5,600	38
	Alpargatas SA Preference Shares	5,400	38
	Linx SA	5,300	37
*	Omega Geracao SA	4,200	36
*	Minerva SA	13,907	36
	Atacadao SA	7,800	36
	Fleury SA	5,400	36
	Cia de Saneamento do Parana Preference Shares	8,100	36
	Porto Seguro SA	2,600	35
	Randon Participacoes SA Preference Shares	13,200	34
	Direcional Engenharia SA	10,100	34
*	BR Properties SA	10,881	34
	Ez Tec Empreendimentos e Participacoes SA	3,200	33
*	Even Construtora e Incorporadora SA	10,200	33
*	Aliansce Sonae Shopping Centers sa	3,192	33
	Cia Paranaense de Energia Preference Shares	1,900	30
	Camil Alimentos SA	16,000	30
	Neoenergia SA	5,600	30
	EDP - Energias do Brasil SA	6,300	29
	Iochpe Maxion SA	6,600	29
	Marcopolo SA Preference Shares	26,100	29
	M Dias Branco SA	3,100	28
	Iguatemi Empresa de Shopping Centers SA	2,500	28
	Odontoprev SA	7,400	27
	Instituto Hermes P ardini SA	4,200	27
	LOG Commercial Properties e Participacoes SA	4,367	27
	Banco do Estado do Rio Grande do Sul SA Preference Shares	6,400	26
	BK Brasil Operacao e Assessoria a Restaurantes SA	7,700	25
[1]	Ser Educacional SA	4,000	23
	SLC Agricola SA	5,100	23
	Braskem SA Preference Shares	3,700	22
*	Cosan Logistica SA	5,400	22
	Mahle-Metal Leve SA	3,600	22
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	4,200	21

7

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
*	Gol Linhas Aereas Inteligentes SA Preference Shares	3,600	21
	Cia de Saneamento de Minas Gerais-COPASA	1,500	20
	Cia de Saneamento do Parana	900	20
*	EcoRodovias Infraestrutura e Logistica SA	5,700	20
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	10,700	20
	Santos Brasil Participacoes SA	14,700	20
	Tupy SA	3,800	19
	Guararapes Confeccoes SA	2,900	18
[1]	Banco Inter SA Preference Shares	4,800	16
	Arezzo Industria e Comercio SA	1,200	16
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,800	16
	Smiles Fidelidade SA	2,000	15
	Unipar Carbocloro SA Preference Shares	2,383	14
	Alliar Medicos A Frente SA	3,300	14
	Grendene SA	6,400	14
	Cia Hering	2,700	14
	Banco Inter SA	1,000	10
			12,398
Canada (7.3%)
	Royal Bank of Canada	54,007	4,016
	Toronto-Dominion Bank	68,882	3,543
	Enbridge Inc.	78,090	2,907
	Bank of Nova Scotia	45,607	2,386
	Canadian National Railway Co.	27,387	2,322
	TC Energy C orp.	38,219	1,992
*	Shopify Inc.	3,950	1,834
	Bank of Montreal	23,263	1,581
	Canadian Pacific Railway Ltd.	5,848	1,449
	Canadian Imperial Bank of Commerce	16,767	1,276
	Manulife Financial Corp.	75,339	1,266
	Waste Connections Inc.	10,370	998
^	Sun Life Financial Inc.	22,794	985
	Alimentation Couche-Tard Inc.	31,699	963
	Nutrien Ltd.	23,051	932
^	Pembina Pipeline Corp.	25,863	932
	Franco-Nevada Corp.	7,573	813

*	CGI Inc.	10,705	752
	Fortis Inc.	17,540	710
	National Bank of Canada	13,479	701
	Intact F inancial Corp.	6,230	675
	Thomson Reuters Corp.	8,398	624
	Wheaton Precious Metals Corp.	21,119	601
	Rogers Communications Inc. Class B	13,068	599
	Magna International Inc.	13,056	594
	Open Text Corp.	13,360	559
	Restaurant Brands International Inc. (XTSE)	8,887	524
	Agnico Eagle Mines Ltd.	10,782	512
	Algonquin Power & Utilities Corp.	32,767	498
	Fairfax Financial Holdings Ltd.	1,135	489
	Loblaw Cos. Ltd.	8,800	436
	Canadian Apartment Properties REIT	10,363	433
	Shaw Communications Inc. Class B	24,259	420
[1]	Hydro One Ltd.	19,809	398
	RioCan REIT	21,167	395
	BCE Inc.	8,676	381
	CAE Inc.	13,895	372
	H&R REIT	24,999	361
	Dollarama Inc.	12,234	360
	Granite REIT	6,756	344
	Kirkland Lake Gold Ltd.	10,658	344
	George Weston Ltd.	4,502	339
	Saputo Inc.	10,738	299
*	Kinross Gold Corp.	58,997	297
^	Choice Properties REIT	29,294	295
	Ritchie Bros Auctioneers Inc.	6,775	269
	Canadian Tire Corp. Ltd. Class A	2,636	259
	CCL Industries Inc. Class B	7,738	255
	Atco Ltd.	6,818	254
	CI Financial Corp.	15,308	254
	Emera Inc.	5,803	245
	Gildan Activewear Inc.	9,637	233
	Canadian Utilities Ltd. Class A	7,862	233
	Toromont Industries Ltd.	4,679	231
	Lundin Mining Corp.	44,950	229
	Empire Co. Ltd.	10,218	228
	Chartwell Retirement Residences	23,048	224
	Metro Inc.	5,642	220
	First Quantum Minerals Ltd.	29,097	215

8

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
	iA Financial Corp. Inc.	3,851	183
^	Finning International Inc.	11,264	167
*	BlackBerry Ltd.	30,455	157
	TELUS Corp.	3,965	143
	Great-West Lifeco Inc.	5,469	129
	Yamana Gold Inc.	31,887	124
	TMX Group Ltd.	1,410	117
	B2Gold Corp.	29,010	116
*	Canada Goose Holdings Inc.	3,521	97
	Parkland Fuel C orp.	3,072	97
*	NovaGold Resources Inc.	10,574	84
*	Bombardier Inc. Class B	102,549	73
*	Air Canada Class B	2,789	71
	FirstService Corp.	689	68
	Alamos G old I nc. Class A	11,053	64
*	Boyd Group Services Inc.	400	63
*	Descartes Systems Group Inc.	1,500	62
	SmartCentres REIT	2,900	62
	Keyera Corp.	2,589	62
	Element Fleet Management Corp.	6,600	62
	Northview Apartment REIT	2,200	59
	AltaGas Ltd.	3,875	58
	Innergex Renewable Energy Inc.	3,700	54
	West Fraser Timber Co. Ltd. 1,438		54
	Methanex Corp.	1,800	52
	First Capital REIT	3,300	49
	Quebecor Inc.	2,100	49
	Colliers International Group Inc.	600	49
*	SSR Mining Inc.	2,845	44
*	Ivanhoe Mines Ltd.	18,703	44
*	Kinaxis Inc.	500	42
	Cominar REIT	4,000	41
*	IAMGOLD Corp.	14,370	41
	Canadian Western Bank	1,800	40
	IGM Financial Inc.	1,500	40
*	Alacer Gold Corp.	8,555	39
*	Pretium Resources Inc.	5,159	37
	Premium Brands Holdings Corp.	500	35
*	First Majestic Silver Corp.	4,633	35
	BRP Inc.	836	34
	Boardwalk REIT	1,000	34
*	Torex Gold Resources Inc.	2,499	33
	Gibson Energy Inc.	1,700	32
*	Eldorado Gold Corp.	3,644	32
	Genworth MI Canada Inc.	800	31
	Maple Leaf Foods Inc.	1,800	30
*	Endeavour Mining Corp.	1,569	28
	Cineplex Inc.	1,100	27
	OceanaGold Corp.	18,452	27

	Superior Plus Corp.	3,300	25
	Cogeco Communications Inc.	300	24
	Laurentian Bank of Canada	800	23
	Linamar Corp.	805	22
	Norbord Inc.	800	21
	Home Capital Group Inc. Class B	1,000	21
	Osisko Gold Royalties Ltd.	2,500	21
	Restaurant Brands International Inc. (XNYS)	322	19
	NFI Group Inc.	800	18
	Transcontinental Inc. Class A	1,400	17
	ECN Capital Corp.	3,629	15
	Corus Entertainment Inc. Class B	4,379	14
*	Celestica Inc.	2,100	13
	Hudbay Minerals Inc.	5,200	13
*	SEMAFO Inc.	5,600	11
*	Canfor Corp.	1,300	11
	Winpak Ltd.	300	10
	Cascades Inc.	1,000	8
	Pason Systems Inc.	700	6
	Hudson’s Bay Co.	774	6
	Martinrea International Inc.	700	6
	Enerflex Ltd.	1,000	5
	ShawCor Ltd.	800	5
*	Precision Drilling Corp.	3,500	4
	Secure Energy Services Inc.	1,400	4
	Mullen Group Ltd.	700	4
			50,373
Chile (0.2%)
	Enel Americas SA	1,323,448	224
	Banco de Chile	1,393,423	123
	Empresas COPEC SA	15,413	120
	Banco Santander Chile	2,574,608	115
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	3,068	81
	Empresas CMPC SA	38,923	79
	SACI Falabella	21,855	73
	Enel Chile SA	788,658	71
	Latam Airlines Group SA	9,192	62
	Banco de Credito e Inversiones SA	1,458	54
	Cencosud SA	37,907	45

9

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
*	Cencosud Shopping SA	22,751	43
	Parque Arauco SA	19,322	40
*	Cia Sud Americana de Vapores SA	1,292,701	38
	Colbun SA	257,569	33
*	Empresa Nacional de Telecomunicaciones SA	5,827	31
	Aguas Andinas SA	88,671	30
	Itau CorpBanca	7,595,147	28
	Engie Energia Chile SA	21,235	28
	Cap SA	4,116	24
	Sonda SA	29,101	21
	Inversiones Aguas Metropolitanas SA	20,849	18
	Empresas Tricot SA	30,859	17
	Salfacorp SA	33,800	16
	Besalco SA	34,618	14
	Ripley Corp. SA	34,664	14
	Embotelladora Andina SA Preference Shares	4,544	11
	Smu SA	63,232	10
	Inversiones La Construccion SA	1,128	8
	Forus SA	6,471	8
			1,479
China (9.2%)
*	Alibaba Group Holding Ltd. ADR	67,472	14,034
	Tencent Holdings Ltd.	222,300	11,272
	China Construction Bank Corp.	3,724,000	3,062
	Ping An Insurance Group Co. of China Ltd.	217,000	2,472
	Industrial & Commercial Bank of China Ltd.	2,891,000	1,992
	China Mobile Ltd .	212,500	1,691
*	Baidu Inc.	11,520	1,382
*	JD.com Inc. ADR	32,608	1,256
	Bank of China Ltd.	2,714,000	1,085
*	TAL Education Group	15,019	817
*	New Oriental Education & Technology Group Inc.	5,953	761
	China Overseas Land & Investment Ltd.	204,000	699
	Wuxi Biologics Cayman Inc.	44,638	665
	China Merchants Bank Co. Ltd.	133,500	642
	Sunac China Holdings Ltd.	114,300	640
	China Life Insurance Co. Ltd.	261,000	631

	China Resources Land Ltd.	112,000	532
	Shenzhou International Group Holdings Ltd.	41,300	523
	China Conch Venture Holdings Ltd.	105,500	516
	Sunny Optical Technology G roup Co. Ltd.	30,900	502
	Sino Biopharmaceutical Ltd.	336,000	498
	Longfor Group Holdings Ltd.	102,500	485
	ENN Energy Holdings Ltd.	42,000	474
	Country Garden Holdings Co. Ltd.	330,000	448
	Geely Automobile Holdings Ltd.	239,000	437
	PICC Property & Casualty Co. Ltd.	410,000	434
	CSPC Pharmaceutical Group Ltd.	180,000	420
	China National Building Material Co. Ltd.	344,000	409
	ZTO Express Cayman Inc.	17,176	403
	Hengan International Group Co. Ltd.	52,000	392
	Shimao Property Holdings Ltd.	90,000	330
	ANTA Sports Products Ltd.	40,000	326
	Agricultural Bank of China Ltd.	780,000	317
	Sinopharm Group Co. Ltd.	97,300	306
	China Unicom Hong Kong Ltd.	362,000	291
*	Vipshop Holdings Ltd.	22,356	287
*	58.com Inc.	5,145	284
	China Telecom Corp. Ltd.	744,000	281
	China Evergrande Group	122,000	279
*	Alibaba Health Information Technology Ltd.	142,000	277
*	BeiGene Ltd.	1,713	271
	Anhui Conch Cement Co. Ltd.	32,000	240
	Far East Horizon Ltd.	269,000	239
	Kingdee International Software Group Co. Ltd.	181,000	238
*	Autohome Inc.	3,053	237
	China Taiping Insurance Holdings Co. Ltd.	110,200	230
	Li Ning Co. Ltd.	85,000	229
	China Cinda Asset Management Co. Ltd.	1,079,000	229

10

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
	China Pacific Insurance Group Co. Ltd.	64,600	217
[1]	China Resources Pharmaceutical Group Ltd.	209,500	185
*	JOYY Inc. ADR	3,325	179
	Momo Inc.	5,905	166
	Zhuzhou CRRC Times Electric Co. Ltd.	45,100	160
*	iQIYI Inc.	7,051	158
*,[1]	Innovent Biologics Inc.	34,000	156
*,[1]	3SBio Inc.	147,000	156
1	People’s Insurance Co. Group of China Ltd.	413,000	149
	China Vanke Co. Ltd.	35,400	139
*,^	NIO Inc. ADR	29,775	123
	Guangdong Investment Ltd.	64,000	122
	China Jinmao Holdings Group Ltd.	158,000	118
	Yihai International Holding Ltd.	16,000	108
	Weichai Power Co. Ltd.	53,000	106
	BYD Co. Ltd.	17,000	106
*	GDS Holdings Ltd. ADR	1,766	102
	China Resources Gas Group Ltd.	20,000	101
	Guangzhou Automobile Group Co. Ltd.	84,000	95
*	Kingsoft Corp. Ltd.	28,000	93
	Haier Electronics Group Co. Ltd.	31,000	90
	Shandong Weigao Group Medical Polymer Co. Ltd.	60,000	78
	Zhongsheng Group Holdings Ltd.	19,500	75
	Haitong Securities Co. Ltd.	62,800	69
*	GSX Techedu Inc. A DR	1,663	67
	Brilliance China Automotive Holdings Ltd.	76,000	66
*,[1]	Hansoh Pharmaceutical Group Co. Ltd.	18,000	64
*	Shang Gong Group Co. Ltd. Class B	141,622	62
*	China Aoyuan Group Ltd.	42,000	62
	China Lesso Group Holdings Ltd.	40,000	61
	Dongfeng Motor Group Co. Ltd.	74,000	59
*	Zai Lab Ltd. ADR	1,076	59
*	ZTE Corp.	13,800	59
	Great Wall Motor Co. Ltd.	78,500	58

*	China Biologic Products Holdings Inc.	500	58
	China Overseas Property Holdings Ltd.	70,000	58
	BYD Electronic International Co. Ltd.	28,500	55
	Seazen Group Ltd.	51,360	54
	China CITIC Bank Corp. Ltd.	103,000	54
	KWG Group Holdings Ltd.	35,000	53
	TravelSky Technology Ltd.	26,000	51
	Yangzijiang Shipbuilding Holdings Ltd.	70,500	49
	China Resources Cement Holdings Ltd.	38,000	49
*	GOME Retail Holdings Ltd.	463,000	48
	Chinasoft International Ltd.	76,000	48
	Times China Holdings Ltd.	25,000	48
	CITIC Securities Co. Ltd.	21,500	47
	China Longyuan Power Group Corp. Ltd.	90,000	47
	China Communications Services Corp. Ltd.	60,000	47
	Yuexiu REIT	73,000	47
*	Genscript Biotech Corp.	22,000	47
*	21Vianet Group Inc. ADR	3,019	45
*	Kama Co. Ltd. Class B	104,900	45
	Bank of Communications Co. Ltd.	67,000	44
*	Daqo New Energy Corp. ADR	662	43
[1],*	Tongcheng-Elong Holdings Ltd.	28,000	43
	Beijing Enterprises Water Group Ltd.	92,000	43
	China Medical System Holdings Ltd.	34,000	43
[1]	A-Living Services Co. Ltd.	9,250	42
[1]	China Galaxy Securities Co. Ltd.	75,000	42
	Anhui Expressway Co. Ltd.	74,000	42
	Shenzhen International Holdings Ltd.	21,500	42
[1]	WuXi AppTec Co. Ltd.	2,700	41
	Haitian International Holdings Ltd.	20,000	40
*	Canadian Solar Inc.	1,951	40
	Nine Dragons Paper Holdings Ltd.	33,000	40
	China Agri-Industries Holdings Ltd.	72,000	40
	China Yongda Automobiles Services Holdings Ltd.	38,500	38
	Sinotruk Hong Kong Ltd.	19,500	38

11

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
	Tiangong International Co. Ltd.	106,000	38
	Yuexiu Transport Infrastructure Ltd.	48,000	37
	Agile Group Holdings Ltd.	26,000	37
*	BEST Inc.	6,851	37
	Huangshan Tourism Development Co. Ltd. Class B	45,900	37
*,[1]	ZhongAn Online P&C Insurance Co. Ltd.	8,500	36
*	Baozun Inc.	1,143	36
	Beijing Capital International Airport Co. Ltd.	46,000	36
	Zhaojin Mining Industry Co. Ltd.	30,500	36
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	42,600	36
	China Overseas Grand Oceans Group Ltd.	51,000	36
	Digital China Holdings Ltd.	69,000	35
	Logan Property Holdings Co. Ltd.	20,000	35
	Hangzhou Steam Turbine Co. Ltd.	32,100	35
	Sany Heavy Equipment International Holdings Co. Ltd.	57,000	34
	Lonking Holdings Ltd.	121,000	34
*	Alibaba Group Holding Ltd.	1,300	34
[1]	Fu Shou Yuan International Group Ltd.	38,000	33
	Ausnutria Dairy Corp. Ltd.	20,000	33
	Shenzhen Expressway Co. Ltd.	26,000	32
	China Minsheng Banking Corp. Ltd.	46,000	31
	China Yuhua Education Corp. Ltd.	40,000	31
	China SCE Group Holdings Ltd.	56,000	31
	Greentown China Holdings Ltd.	23,000	31
	China Everbright Ltd.	18,000	31
	Zhejiang Expressway Co. Ltd.	40,000	30
	China Suntien Green Energy Corp. Ltd.	122,000	30
	Concord New Energy Group Ltd.	680,000	30
*	Luckin Coffee Inc. ADR	754	30

	China Molybdenum Co. Ltd.	78,000	30
	Kingboard Holdings Ltd.	11,000	29
	NetDragon Websoft Holdings Ltd.	10,500	29
*	COSCO Shipping International Singapore Co. Ltd.	150,600	29
	Sino-Ocean Group Holding Ltd.	78,000	29
*	Oshidori International Holdings Ltd.	291,000	29
	Tianjin Port Development Holdings Ltd.	316,000	28
	Shanghai Diesel Engine Co. Ltd. Class B	70,300	28
	China State Construction International Holdings Ltd.	34,000	28
	Greenland Hong Kong Holdings Ltd.	70,000	28
*	JinkoSolar Holding Co. Ltd. ADR	1,209	28
[1]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	4,400	27
[1]	Huatai Securities Co. Ltd.	15,400	27
	Greatview Aseptic Packaging Co. Ltd.	69,000	27
	Lee & Man Paper Manufacturing Ltd.	34,000	27
	Shougang Concord International Enterprises Co. Ltd.	618,000	27
	Xingda International Holdings Ltd.	90,000	27
	China Oriental Group Co. Ltd.	78,000	27
	COSCO SHIPPING Ports Ltd.	40,000	27
[1]	Hua Hong Semiconductor Ltd.	12,000	27
	Powerlong Real Estate Holdings Ltd.	42,000	27
	China Hongqiao Group Ltd.	48,500	27
*	Sohu.com Ltd.	2,756	26
*,[1]	China East Education Holdings Ltd.	12,500	26
*	Hi Sun Technology China Ltd.	183,000	26
	China Traditional Chinese Medicine Holdings Co. Ltd.	48,000	26

12

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
	Bosideng International Holdings Ltd.	86,000	25
	Yuzhou Properties Co. Ltd.	50,000	25
*,[1]	China Literature Ltd.	5,400	25
[1]	Haidilao International Holding Ltd.	6,000	25
	Comba Telecom Systems Holdings Ltd.	60,000	25
	Yuexiu Property Co. Ltd.	118,000	24
	China Everbright International Ltd.	36,000	24
	Shandong Airlines Co. Ltd. Class B	23,200	24
[1]	China Huarong Asset Management Co. Ltd.	175,000	24
	Xiamen International Port Co. Ltd.	209,089	24
	Kingboard Laminates Holdings Ltd.	23,500	24
	Vinda International Holdings Ltd.	9,000	23
	Sichuan Expressway Co. Ltd.	84,000	23
[1]	Zhou Hei Ya International Holdings Co. Ltd.	42,000	22
	Shenzhen Investment Ltd.	66,000	22
	Fantasia Holdings Group Co. Ltd.	114,000	22
[1]	Luye Pharma Group Ltd.	34,500	21
*	Lifetech Scientific Corp.	108,000	21
	China Reinsurance Group Corp.	150,000	21
*	Q Technology Group Co. Ltd.	14,000	20
[1]	CSC Financial Co. Ltd.	22,500	20
	China Tian Lun Gas Holdings Ltd.	24,500	20
	China Resources Medical Holdings Co. Ltd.	38,500	20
*	CAR Inc.	32,000	20
*,[1]	China Metal Resources Utilization Ltd.	52,000	20
	Air China Ltd.	24,000	20
	Qingling Motors Co. Ltd.	88,000	19
*	COSCO SHIPPING Holdings Co. Ltd.	56,500	19
	CPMC Holdings Ltd.	49,000	19
[1]	Genertec Universal Medical Group Co. Ltd.	27,000	19
	China Merchants Land Ltd.	124,000	19
	Jiangsu Expressway Co. Ltd.	16,000	19

	Fufeng Group Ltd.	46,000	18
	Jiangxi Copper Co. Ltd.	15,000	18
	Chongqing Rural Commercial Bank Co. Ltd.	39,000	18
	Sinosoft Technology Group Ltd.	83,000	18
	Tong Ren Tang Technologies Co. Ltd.	19,000	18
	INESA Intelligent Tech Inc.	27,800	18
	Zhenro Properties Group Ltd.	26,000	17
	O-Net Technologies G roup Ltd.	31,000	17
	Shanghai Highly Group Co. Ltd.	24,400	17
*,[1]	China Logistics Property Holdings Co. Ltd.	43,000	17
	Tianneng Power International Ltd.	22,000	16
	Fanhua Inc. ADR	804	16
	China Maple Leaf Educational Systems Ltd.	46,000	16
	Chaowei Power Holdings Ltd.	51,000	16
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	43,300	16
	Dongyue Group Ltd.	30,000	16
	Ronshine China Holdings Ltd.	14,000	16
	Shanghai Jin Jiang Capital Co. Ltd.	88,000	15
[1]	Sinopec Engineering Group Co. Ltd.	31,000	15
*,[1]	Haichang Ocean Park Holdings Ltd.	156,000	15
	Xinhua Winshare Publishing and Media Co. Ltd.	22,000	15
*,[1]	Shandong Gold Mining Co. Ltd.	6,250	15
	SOHO China Ltd.	41,000	15
[1]	Yadea Group Holdings Ltd.	54,000	15
	PAX Global Technology Ltd.	29,000	15
	So-Young International Inc. ADR	1,203	14
	Skyfame Realty Holdings Ltd.	110,000	14
[1]	BAIC Motor Corp. Ltd.	29,000	14
	Skyworth Group Ltd.	56,000	14
*	Bitauto Holdings Ltd. ADR	959	14

13

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
	AviChina Industry & Technology Co. Ltd.	32,000	14
	Consun Pharmaceutical Group Ltd.	28,000	14
*,[1]	Cogobuy Group	99,000	14
*	Beijing Gas Blue Sky Holdings Ltd.	560,000	14
*	Zhuguang Holdings Group Co. Ltd.	94,000	13
	Huaneng Power International Inc.	32,000	13
	China Water Affairs Group Ltd.	16,000	13
	China High Speed Transmission Equipment Group Co. Ltd.	20,000	13
	TCL Electronics Holdings Ltd.	22,000	12
*	Ruhnn Holding Ltd. ADR	1,795	12
*	Shanghai Fudan Microelectronics Group Co. Ltd.	16,000	12
*	Bilibili Inc. ADR	482	12
	Beijing North Star Co. Ltd.	44,000	12
	Phoenix Media Investment Holdings Ltd.	194,000	12
	West China Cement Ltd.	72,000	12
[1]	Qingdao Port International Co. Ltd.	18,000	12
	Sinotrans Ltd.	41,000	12
	China ZhengTong Auto Services Holdings Ltd.	41,000	12
	Sinofert Holdings Ltd.	114,000	12
	Xtep International Holdings Ltd.	28,000	11
*	Noah Holdings Ltd.	402	11
	Health & Happiness H&H International Holdings Ltd.	2,500	11
*	DouYu International Holdings Ltd. ADR	1,387	11
*	China Modern Dairy Holdings Ltd.	88,000	11
*,1	Yixin Group Ltd.	49,000	11
	China Zhongwang Holdings Ltd.	31,200	11
	Colour Life Services Group Co. Ltd.	19,000	10
*	Sogou Inc. ADR	2,400	10
*,[1]	Tian Ge Interactive Holdings Ltd.	45,000	10
	Xinjiang Goldwind Science & Technology Co. Ltd.	9,800	10
	Dawnrays Pharmaceutical Holdings Ltd.	58,000	10

*	First Tractor Co. Ltd.	48,000	10
	Central China Securities Co. Ltd.	48,000	10
	Sihuan Pharmaceutical Holdings Group Ltd.	80,000	10
*	Shanghai Phoenix
	Enterprise Group Co. Ltd.	23,400	10
	Weiqiao Textile Co.	36,000	9
[1]	China Everbright Greentech Ltd.	19,000	9
	Shanghai Industrial Urban Development Group Ltd.	80,000	9
1	China Merchants Securities Co. Ltd.	7,400	9
	China Fangda Group Co. Ltd.	25,100	9
	China Shineway Pharmaceutical Group Ltd.	10,000	9
	Jiayuan International Group Ltd.	22,000	9
[1]	Beijing Urban Construction Design & Development Group Co. Ltd.	30,000	9
	China Power International Development Ltd.	46,000	9
	Tianjin Development Holdings Ltd.	34,000	9
	China Lilang Ltd.	13,000	8
	Guorui Properties Ltd.	47,000	8
[1]	China Railway Signal & Communication Corp. Ltd.	16,000	8
*	Grand Baoxin Auto Group Ltd.	50,000	8
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	14,000	8
	Wasion Holdings Ltd.	20,000	8
*	China Eastern Airlines Corp. Ltd.	18,000	8
*,[1]	Jinxin Fertility Group Ltd.	6,000	8
*	HengTen Networks Group Ltd.	600,000	8
	China Grand Pharmaceutical and Healthcare Holdings Ltd.	12,000	8
	Greentown Service Group Co. Ltd.	6,000	8
*	GCL-Poly Energy Holdings Ltd.	153,000	7
	Ajisen China Holdings Ltd.	24,000	6
	Zhongyu Gas Holdings Ltd.	7,000	6

14

ESG International Stock ETF

		Shares	Market Value• ($000)
	China Education Group Holdings Ltd.	4,000	6
*	Kasen International Holdings Ltd.	30,000	6
*	Leyou Technologies Holdings Ltd.	15,000	5
	Maoye International Holdings Ltd.	79,000	5
	Tongda Group Holdings Ltd.	50,000	5
[1]	Redco Properties Group Ltd.	10,000	5
[1]	Shanghai Haohai Biological Technology Co. Ltd.	800	4
*	Times Neighborhood Holdings Ltd.	5,000	4
	Shanghai Zhenhua Heavy
	Industries Co. Ltd. Class B	12,800	4
	Texhong Textile Group Ltd.	3,500	4
*	Wise Talent Information Technology Co. Ltd.	1,400	3
	China BlueChemical Ltd.	18,000	3
	China Dongxiang Group Co. Ltd.	34,000	3
	Launch Tech Co. Ltd.	13,800	3
	JNBY Design Ltd.	2,500	3
*	Qudian Inc. ADR	900	2
*	Beijing Enterprises Clean Energy Group Ltd.	280,000	2
*	China First Capital Group Ltd.	60,000	2
*,§	Legend Holdings Corp. Rights	207	—
			63,310
Colombia (0.1%)
	Bancolombia SA Preference Shares	26,690	319
	Interconexion Electrica SA ESP	12,561	66
	Banco Davivienda SA Preference Shares	5,148	62
	Grupo de Inversiones Suramericana SA	5,831	51
	Bancolombia SA Grupo Aval Acciones y	3,288	36
	Valores Preference Shares	73,540	30
	Corp Financiera Colombiana SA	2,832	26
			590
Czech Republic (0.0%)
	Komercni banka AS	8,704	270
[1]	Moneta Money Bank AS	8,738	29
			299

Denmark (1.4%)
	Novo Nordisk A/S Class B	65,233	3,822
	Coloplast A/S Class B	6,710	901
	Dsv Panalpina A/S	8,367	849
	Vestas Wind Systems A/S	8,685	838
*	Genmab A/S	3,023	684
	Novozymes A/S	9,843	505
	GN Store Nord A/S	8,208	458
	Chr Hansen Holding A/S	4,651	335
	Ambu A/S Class B	8,420	192
	Pandora A/S	4,160	187
	Iss A/S	10,276	183
	SimCorp A/S	611	59
*	Demant A/S	1,573	48
	Tryg A/S	1,641	46
	Jyske Bank A/S	1,228	42
	Ringkjoebing Landbobank A/S	620	41
	Topdanmark A/S	762	33
	H Lundbeck A/S	906	32
*	ALK-Abello A/S	123	31
	Schouw & Co. A/S	372	28
	Matas A/S	2,846	24
	ROCKWOOL International A/S Class B	101	23
	Sydbank A/S	1,250	23
*,[1]	Netcompany Group A/S	287	14
	Spar Nord Bank A/S	1,580	13
*	Nkt A/S	498	12
*	Bavarian Nordic A/S	232	8
	D/S Norden A/S	511	6
*,^	Bang & Olufsen A/S	729	4
			9,441
Egypt (0.1%)
	Commercial International
	Bank Egypt SAE	62,057	328
	Oriental Weavers	30,685	20
	Six of October Development & Investment	25,899	20
	Egyptian Financial Group-
	Hermes Holding Co.	18,351	17
	Orascom Construction plc	2,961	17
*	Palm Hills Developments SAE	156,950	14
*	Medinet Nasr Housing	33,720	9
	Heliopolis Housing	15,858	6
			431
Finland (0.8%)
	Nordea Bank Abp	117,643	927
	Nokia Oyj	225,309	861
^	Kone Oyj Class B	15,002	850
	Sampo Oyj Class A	16,686	682
	Elisa Oyj	8,608	496

15

ESG International Stock ETF

		Shares	Market Value• ($000)
	Kesko Oyj	5,262	358
	Stora Enso Oyj	29,546	350
	Wartsila OYJ Abp	23,911	250
	Nokian R enkaat Oyj	8,911	233
	Orion Oyj Class B	2,403	96
	Huhtamaki Oyj	2,258	93
	Valmet Oyj	2,585	62
	TietoEVRY Oyj	1,319	37
	Kemira Oyj	2,307	29
	Cargotec Oyj Class B	831	24
	Metsa Board Oyj	3,789	22
*	Outotec Oyj	3,687	19
	Sanoma Oyj	1,656	19
	Ahlstrom-Munksjo Oyj	869	12
	YIT Oyj	1,180	8
	Uponor Oyj	441	6
	Finnair Oyj	339	2
			5,436
France (5.2%)
	Sanofi	41,294	3,851
	L’Oreal SA	9,018	2,424
	Air Liquide SA	17,365	2,365
	BNP Paribas SA	40,978	1,989
	Kering SA	2,875	1,621
	Axa SA	69,164	1,608
	Danone SA	22,403	1,581
	EssilorLuxottica SA	11,242	1,541
	Orange SA	68,975	928
	Legrand SA	12,006	922
	Vivendi SA	34,495	881
	STMicroelectronics NV	30,113	831
	Societe Generale SA	28,454	806
	Cie Generale des Etablissements Michelin SCA	7,413	794
	Hermes International	1,027	724
	Veolia Environnement SA	23,281	671
	Teleperformance	2,662	649
	Edenred	11,844	620
	Credit Agricole SA	48,432	582
	Ingenico Group SA	3,417	487
	Gecina SA	2,724	485
	Carrefour SA	27,512	475
	Peugeot SA	22,741	441
	Getlink SE	26,162	424
	Arkema SA	4,235	401
	Worldline SA	4,814	371
	Orpea	2,818	366
	Suez	22,348	355
	Publicis Groupe SA	9,079	353
[1]	Euronext NV	3,892	325
	Covivio	3,029	322
	Rubis SCA	5,902	320
	Klepierre SA	10,370	311

	Scor Se	8,337	302
	Sodexo SA	3,065	296
	Valeo SA	10,584	269
	Eurofins Scientific SE	527	266
	Rexel SA	21,201	262
	Alstom SA	5,279	261
	Wendel SA	2,036	252
	Eurazeo SE	3,700	249
	Aeroports de Paris	1,469	218
	Seb SA	1,602	213
*	Ubisoft Entertainment SA	2,816	211
	Lagardere SCA	12,058	210
	Renault SA	6,915	206
	SES SA Class A	16,913	194
	Sodexo SA - French Loyalty Line	1,731	167
	Ipsen SA	1,538	101
	Natixis SA	21,568	88
	Faurecia SE	1,886	86
	BioMerieux	685	64
	Sartorius Stedim Biotech	306	59
[1]	Amundi SA	799	57
	Elis SA	3,285	57
	Casino Guichard Perrachon SA	1,455	57
	Icade	548	55
	Iliad SA	380	53
*	Cgg SA	19,045	53
*	Soitec	575	48
	Nexity SA	875	41
	Eutelsat Communications SA	2,991	40
	Sopra Steria Group	234	38
	Korian SA	804	37
	JCDecaux SA	1,477	34
	CNP Assurances	2,067	33
	Imerys SA	768	30
	Gaztransport Et Technigaz SA	320	29
	Societe BIC SA	461	28
*	Virbac SA	117	27
*	Air France-KLM	3,286	25
[1]	Elior Group SA	1,988	25
[1]	Ald SA	1,798	24
	Cie Plastic Omnium SA	1,050	24
	Metropole Television SA	1,352	20
	Mercialys SA	1,640	19
	Vicat SA	393	15
*	Fnac Darty SA	311	14
	Ipsos	389	12
	Tarkett SA	706	11
[1]	Maisons du Monde SA	858	11
	Albioma SA	268	9
	Television Francaise 1	1,071	8

16

ESG International Stock ETF

		Shares	Market Value• ($000)
	Rallye SA	850	8
*	DBV Technologies SA	384	8
	Trigano SA	99	8
	Coface SA	676	7
	Quadient	340	7
	Lisi	162	5
	Akka Technologies	83	5
	Rothschild & Co.	174	4
	Beneteau SA	430	4
	Altarea SCA	21	4
	Interparfums SA	113	4
	Eramet	97	3
[1]	Europcar Mobility Group	786	3
*,1	Smcp SA	262	2
*	Technicolor SA	4,381	1
			35,805
Germany (5.6%)
	SAP SE	37,889	4,730
	Allianz SE	15,721	3,425
	Bayer AG	36,380	2,646
	adidas AG	7,698	2,167
	Daimler AG	32,295	1,359
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,203	1,348
	Deutsche Post AG	42,344	1,274
	Deutsche Boerse AG	7,368	1,159
	Vonovia SE	21,331	1,154
	Infineon Technologies AG	49,988	1,067
	Fresenius SE & Co. KGaA	16,990	806
	Henkel AG & C o. KGaA	9,077	776
	Deutsche Bank AG	86,762	762
	Merck KGaA	6,256	761
	Fresenius Medical Care AG & Co. KGaA	9,289	716
	MTU Aero Engines AG	2,593	642
	Symrise AG Class A	6,482	635
^	Wirecard AG	4,608	594
	Bayerische Motoren Werke AG Preference Shares	10,889	565
	Continental AG	4,720	540
	Deutsche Wohnen SE	12,690	518
	Beiersdorf AG	4,831	510
	HeidelbergCement AG	8,043	482
[1]	Scout24 AG	7,114	468
	Hannover Rueck SE	2,572	466
	LEG Immobilien AG	3,828	460
	Sartorius AG Preference Shares	1,910	446
	Brenntag AG	9,610	436
*,1	Delivery Hero SE	5,354	410
	Aroundtown SA	44,067	383
	Puma SE	4,610	357

*	Qiagen NV	9,425	348
*,1	Zalando SE	7,387	330
	Lanxess AG	6,024	321
[1]	Covestro AG	8,200	318
	Commerzbank AG	52,170	301
	GEA Group AG	9,578	256
	KION Group AG	4,429	239
	Bayerische Motoren Werke AG	3,576	236
	Fuchs Petrolub Se	6,204	220
*	OSRAM Licht AG	4,074	210
*	MorphoSys AG	1,923	207
	Deutsche Lufthansa AG	13,400	177
	Hugo Boss AG	3,922	175
	ProSiebenSat.1 M edia SE	14,184	173
	Henkel AG & C o. KGaA Preference Shares	1,397	130
*	HelloFresh SE	5,055	123
	K&S AG	14,280	118
	Carl Zeiss Meditec AG	999	106
	United Internet AG	3,494	106
[1]	Siemens Healthineers AG	2,468	101
*	Evotec SE	3,865	94
	Bechtle AG	521	69
	CTS Eventim AG & Co. KGaA	1,234	66
	Nemetschek SE	1,012	64
	Evonik Industries AG	2,533	63
[1]	Hapag-Lloyd AG	790	63
	alstria office REIT-AG	3,042	58
*	Dialog Semiconductor plc	1,656	57
	Siltronic AG	562	53
	Aareal Bank AG	1,828	51
	TAG Immobilien AG	1,874	46
	Freenet AG	2,264	45
	Aurubis AG	898	43
	Grand City Properties SA	1,805	43
[1]	Deutsche Pfandbriefbank AG	2,681	38
	Gerresheimer AG	499	36
*	Varta AG	469	36
	Grenke AG	379	35
	Rational AG	51	35
	Software AG	1,055	35
	Fraport AG Frankfurt Airport Services Worldwide	542	35
	Stroeer SE & Co. KGaA	451	34
	Stabilus SA	623	34
*	Hypoport AG	99	34
	RTL Group SA	776	33
	Cancom Se	620	31
	Metro AG	2,587	30
	1&1 Drillisch AG	1,384	30

17

ESG International Stock ETF

		Shares	Market Value• ($000)
	Norma Group SE	908	30
	Telefonica Deutschland Holding AG	11,048	29
	Talanx AG	604	27
	S&T AG	1,207	27
	RIB Software SE	812	26
	DIC Asset AG	1,490	26
	Pfeiffer Vacuum Technology AG	172	26
	Suedzucker AG	1,658	26
	CompuGroup Medical SE	411	26
	Duerr AG	811	26
	CropEnergies AG	2,396	25
	Patrizia AG	1,016	24
	Fuchs Petrolub SE Preference Shares	620	24
	TLG Immobilien AG	776	22
	Jenoptik AG	927	22
	Schaeffler AG Preference Shares	2,248	20
	Krones AG	316	20
*	New Work SE	68	18
	Jungheinrich AG Preference Shares	905	18
	Wacker Chemie AG	251	18
[1]	Befesa SA	525	17
*	Aixtron SE	1,618	17
*	Nordex SE	1,327	16
[1]	ADO Properties SA	530	16
*	Encavis AG	1,251	15
*	Ceconomy AG	2,885	14
	Deutz AG	2,915	14
*	Zooplus AG	116	12
	Isra Vision AG	172	10
	Koenig & Bauer AG	378	9
*,1	Rocket Internet SE	409	9
	KWS Saat SE & Co. KGaA	157	9
	Wacker N euson S E	574	8
	Hornbach H olding AG &Co. KGaA	99	6
	Corestate Capital Holding SA	123	6
	Draegerwerk AG & Co.KGaA	110	5
	Washtec AG	87	5
	Kloeckner & Co. SE	727	4
	Takkt AG	303	4
*	Heidelberger Druckmaschinen AG	2,926	3
			38,227
Greece (0.1%)
*	Alpha Bank AE	116,431	170
*	Eurobank Ergasias SA	192,919	123
	Fourlis Holdings SA	11,757	65

	Hellenic Telecommunications Organization SA	3,868	55
*	National Bank of Greece SA	17,538	40
	Jumbo SA	2,220	35
	Holding Co. ADMIE IPTO SA	11,577	28
*	Piraeus Bank SA	10,710	24
	Sarantis SA	1,078	8
*	GEK Terna Holding Real Estate Construction SA	1,145	8
*	LAMDA Development SA	930	7
*	Ellaktor SA	4,982	7
	Aegean Airlines SA	945	7
			577
Hong Kong (2.6%)
	AIA Group Ltd.	481,000	4,821
	Hong Kong Exchanges &Clearing Ltd.	52,800	1,766
	CK Asset Holdings Ltd.	126,000	804
	Sun Hung Kai Properties Ltd.	54,500	788
	Hang Seng Bank Ltd.	36,100	761
	Link REIT	75,000	700
	BOC Hong Kong Holdings Ltd.	158,500	555
	Techtronic Industries Co. Ltd.	56,500	469
	China Mengniu Dairy Co. Ltd.	127,000	464
	New World Development Co. Ltd.	337,000	441
[1]	WH Group Ltd.	397,500	417
	Hang Lung Properties Ltd.	170,000	377
	Sino Land Co. Ltd.	228,000	315
	PCCW Ltd.	509,000	308
	Lenovo Group Ltd.	466,000	293
	Hysan Development Co. Ltd.	75,000	274
	AAC Technologies Holdings Inc.	39,500	264
	ASM Pacific Technology Ltd.	20,900	253
	Wharf Holdings Ltd.	109,000	233
	Power Assets Holdings Ltd.	32,500	233
	Swire Properties Ltd.	68,800	207
*	Semiconductor Manufacturing International Corp.	102,000	202
	Bank of East Asia Ltd.	90,400	193
	Wheelock & Co. Ltd.	24,000	184
	MTR Corp. Ltd.	28,500	163

18

ESG International Stock ETF

		Shares	Market Value• ($000)
[1]	Samsonite International SA	87,300	154
	NWS Holdings Ltd.	113,000	140
	Wharf Real Estate Investment Co. Ltd.	29,000	134
	CK Infrastructure Holdings Ltd.	18,500	127
	Hongkong Land Holdings Ltd.	22,000	109
	Tingyi Cayman Islands Holding Corp.	54,000	99
	Swire Pacific Ltd. Class A	9,500	87
	Henderson Land Development Co. Ltd.	18,400	86
	Vitasoy International Holdings Ltd.	22,000	80
	Sun Art Retail Group Ltd.	57,000	74
	Minth Group Ltd.	20,000	71
	Xinyi Solar Holdings Ltd.	78,000	63
	Hang Lung Group Ltd.	19,000	48
	Prada SpA	12,200	40
	Fortune REIT	36,000	39
[1]	BOC Aviation Ltd.	3,900	34
	Yue Yuen Industrial Holdings Ltd.	13,500	33
	Cafe de Coral Holdings Ltd.	14,000	31
	Kerry Properties Ltd.	10,500	30
	VTech Holdings Ltd.	3,300	29
	BOE Varitronix Ltd.	89,000	29
	SITC International Holdings Co. Ltd.	24,000	28
	HKBN Ltd.	13,000	23
*	Hong Kong Television Network Ltd.	40,000	23
	China Harmony New Energy Auto Holding Ltd.	44,000	22
	Cathay Pacific Airways Ltd.	16,000	21
	Johnson Electric Holdings Ltd.	8,500	20
	Uni-President China Holdings Ltd.	19,000	20
	Man Wah Holdings Ltd.	26,400	20
	Value Partners Group Ltd.	32,000	18
	Kerry Logistics Network Ltd.	11,500	17
	L’Occitane International SA	9,250	16
[1]	CGN New Energy Holdings Co. Ltd.	102,000	16
	Pou Sheng International Holdings Ltd.	61,000	16
*	China Silver Group Ltd.	154,000	15
	Haitong International Securities Group Ltd.	50,000	15

*	FIH Mobile Ltd.	91,000	14
	Inspur International Ltd.	34,000	14
	K Wah International Holdings Ltd.	26,000	13
*,1	Razer Inc.	75,000	12
	China Travel International Investment Hong Kong Ltd.	70,000	11
	Canvest Environmental Protection Group Co. Ltd.	22,000	11
	Chow Tai Fook Jewellery Group Ltd.	11,800	10
*	COFCO Meat Holdings Ltd.	39,000	10
	Li & Fung Ltd.	116,000	10
	Henderson Investment Ltd.	120,000	10
	Ju Teng International Holdings Ltd.	42,000	9
*	MMG Ltd.	44,000	9
	Pacific Basin Shipping Ltd.	61,000	9
	Dairy Farm International Holdings Ltd.	1,900	9
*	Esprit Holdings Ltd.	52,700	9
	New World Department Store China Ltd.	52,000	8
	Lee’s Pharmaceutical Holdings Ltd.	16,500	8
*	Parkson Retail Group Ltd.	118,500	8
	EVA Precision Industrial Holdings Ltd.	112,000	8
	Gemdale Properties & Investment Corp. Ltd.	44,000	8
[1]	IMAX China Holding Inc.	4,100	8
*	Lifestyle China Group Ltd.	29,500	8
	Towngas China Co. Ltd.	13,000	8
	Nexteer Automotive Group Ltd.	10,000	7
	Asia Cement China Holdings Corp.	5,500	7
	IGG Inc.	10,000	7
	Luk Fook Holdings International Ltd.	3,000	7
*	HC Group Inc.	25,000	7
*	Beijing Enterprises Medical	330,000	6
*	GCL New Energy Holdings Ltd.	284,000	5
	CITIC Telecom International Holdings Ltd.	12,000	4
	Guotai Junan International Holdings Ltd.	25,000	4

19

ESG International Stock ETF

		Shares	Market Value• ($000)
*	Honghua Group Ltd.	77,000	4
	Anton Oilfield Services Group	40,000	4
*	Truly International Holdings Ltd.	28,000	4
*	NewOcean Energy Holdings Ltd.	22,000	3
[1]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	3,000	3
	Lifestyle International Holdings Ltd.	3,000	3
	SA Sa International Holdings Ltd.	14,000	3
*	China LNG Group Ltd.	42,000	2
*	NOVA Group Holdings Ltd.	10,000	2
*,§	Camsing International Holding Ltd.	6,000	1
			17,619
Hungary (0.1%)
	OTP Bank Nyrt	11,836	519
	Richter Gedeon Nyrt	10,051	205
			724
India (2.3%)
	Housing Development Finance Corp. Ltd.	63,822	1,937
	Infosys Ltd.	138,339	1,404
	Hindustan Unilever Ltd.	24,537	741
	Axis Bank Ltd.	71,160	693
*	Bharti Airtel Ltd.	63,807	465
	Bajaj Finance Ltd.	7,292	456
	HCL Technologies Ltd.	52,731	392
	Maruti Suzuki India Ltd.	4,202	367
	Asian Paints Ltd.	13,401	335
*	State Bank of India	74,592	318
	UltraTech Cement Ltd.	4,654	274
	Bajaj Finserv Ltd.	1,996	253
	Titan Co. Ltd.	13,609	238
	Sun Pharmaceutical Industries Ltd.	39,131	203
	UPL Ltd.	24,192	175
	Hero MotoCorp Ltd.	5,721	164
	Wipro Ltd.	52,570	162
	Nestle India Ltd.	731	160
	Godrej Consumer Products Ltd.	20,025	156
[1]	SBI Life Insurance Co. Ltd.	12,575	156
[1]	HDFC Life Insurance Co. Ltd.	18,571	141
*,1	Avenue Supermarts Ltd. Zee Entertainment Enterprises Ltd.	34,078	114
	Dabur India Ltd.	16,469	114
	Bajaj Auto Ltd.	2,742	110

[1]	ICICI Lombard General Insurance Co. Ltd.	6,338	109
	Shriram Transport Finance Co. Ltd.	6,382	107
	Eicher Motors Ltd.	426	99
	Bharti Infratel Ltd.	33,048	99
[1]	AU Small Finance Bank Ltd.	5,814	94
	Dr Reddy’s Laboratories Ltd.	2,064	84
	Info Edge India Ltd.	2,280	82
	Grasim Industries Ltd.	8,539	82
	Piramal Enterprises Ltd.	4,355	80
[1]	Bandhan Bank Ltd.	13,545	72
	Jubilant Foodworks Ltd.	2,929	72
	Apollo Hospitals Enterprise Ltd.	2,885	70
	Federal Bank Ltd.	57,597	69
	Petronet LNG Ltd.	19,352	66
	Welspun Corp. Ltd.	23,678	62
	Britannia Industries Ltd.	1,483	61
[1]	HDFC Asset Management Co. Ltd.	1,356	60
	Marico Ltd.	14,286	59
*	Aavas Financiers Ltd.	2,260	59
[1]	ICICI Prudential Life Insurance Co. Ltd.	8,799	58
[1]	InterGlobe Aviation Ltd.	3,063	56
	Karnataka Bank Ltd.	55,236	54
	Muthoot Finance Ltd.	4,331	53
	Mahindra & Mahindra Financial Services Ltd.	10,678	51
	City Union Bank Ltd.	17,071	51
[1]	RBL Bank Ltd.	12,366	50
	DLF Ltd.	17,854	50
	Indiabulls Housing Finance Ltd.	12,306	49
	Container Corp. Of India Ltd.	6,776	48
	V-Mart Retail Ltd.	1,545	48
	Pidilite Industries Ltd.	2,261	48
	Shree Cement Ltd.	150	47
*	IDFC Bank	90,552	47
*	Max Financial Services Ltd.	5,762	46
*	Ambuja Cements Ltd.	16,099	46
	Aurobindo Pharma Ltd.	6,332	44
	PI Industries Ltd.	2,085	44
	Lupin Ltd.	4,857	43
	Cipla Ltd.	7,642	43
	LIC Housing Finance Ltd.	9,551	43
	NMDC Ltd.	33,248	43
	Gujarat Gas Ltd.	10,971	42
	Motherson Sumi Systems Ltd.	28,995	42

20

ESG International Stock ETF

		Shares	Market Value• ($000)
	Page Industries Ltd.	136	42
	Tata Consumer Products Ltd.	8,617	42
	Rajesh Exports Ltd.	4,537	41
	Berger Paints India Ltd.	5,160	41
	Phoenix Mills Ltd.	3,378	40
	Havells India Ltd.	4,708	40
	Crompton Greaves Consumer Electricals Ltd.	9,995	39
*	Bajaj Consumer Care Ltd.	14,146	38
*	Adani Transmission Ltd.	10,674	37
	South Indian Bank Ltd.	286,528	37
	Cholamandalam Investment and Finance Co. Ltd.	8,637	37
	Manappuram Finance Ltd.	15,361	35
	Yes Bank Ltd.	72,063	35
	Whirlpool of India Ltd.	1,147	35
	Biocon Ltd.	8,655	35
	NIIT Technologies Ltd.	1,476	35
	DCB Bank Ltd.	14,646	33
	Ashok Leyland Ltd.	33,673	33
	Indraprastha Gas Ltd.	5,306	33
	Raymond Ltd.	4,638	33
	Castrol India Ltd.	15,821	32
*	Fortis Healthcare Ltd.	15,031	32
	India Cements Ltd.	23,758	32
	Repco Home Finance Ltd.	7,818	31
	Ipca Laboratories Ltd.	1,630	31
	Gateway Distriparks Ltd.	19,121	31
	Colgate-Palmolive India Ltd.	1,700	30
	Bosch Ltd.	180	30
	Indian Hotels Co. Ltd.	16,117	30
	Ceat Ltd.	2,090	30
	Bajaj Holdings & Investment Ltd.	630	30
[1]	Dr Lal PathLabs Ltd.	1,291	29
	AIA Engineering Ltd.	1,163	29
*	Future Retail Ltd.	6,757	29
	REC Ltd.	17,266	28
*	Bank of Baroda	26,360	28
	Divi’s Laboratories Ltd.	963	28
	Karur Vysya Bank Ltd.	47,313	28
*	Godrej Properties Ltd.	1,973	28
	Varun Beverages Ltd.	2,413	27
	Mphasis Ltd.	2,242	27
	Great Eastern Shipping Co. Ltd.	7,994	27
	Torrent Power Ltd.	6,333	27
*	Aditya Birla Capital Ltd.	24,373	26
	Gillette India Ltd.	322	26
*	Polycab India Ltd.	1,680	25

	Power Grid Corp. of India Ltd.	9,800	25
*	Aditya Birla Fashion and Retail Ltd.	7,007	25
[1]	Godrej Agrovet Ltd.	3,739	24
	Coromandel International Ltd.	2,824	24
[1]	Laurus Labs Ltd.	4,179	24
	PVR Ltd.	887	24
*	Just Dial Ltd.	3,620	24
	PTC India Ltd.	33,779	23
	Astral Poly Technik Ltd.	1,461	23
	Redington India Ltd.	15,136	23
	Persistent Systems Ltd.	2,379	23
*,1	Quess Corp. Ltd.	3,171	23
	Power Finance Corp. Ltd.	14,555	22
	Jindal Saw Ltd.	20,589	22
	Kajaria Ceramics Ltd.	2,891	21
	Mangalore Refinery & Petrochemicals Ltd.	39,722	21
	NHPC Ltd.	73,521	21
	Jubilant Life Sciences Ltd.	2,971	21
	Escorts Ltd.	1,902	21
	Minda Industries Ltd.	3,994	21
	SRF Ltd.	382	21
	JM Financial Ltd.	13,905	21
	Tata Communications Ltd.	4,060	21
	Symphony Ltd.	1,144	20
	Multi Commodity Exchange of India Ltd.	1,119	20
	Finolex Cables Ltd.	4,410	20
*	Punjab National Bank	31,189	20
	Alkem Laboratories Ltd.	536	20
*	Equitas Holdings Ltd.	12,964	20
	Prestige Estates Projects Ltd.	4,801	19
	Motilal Oswal Financial Services Ltd.	1,862	19
	Balrampur Chini Mills Ltd.	9,537	19
	Vakrangee Ltd.	33,613	18
	Oberoi Realty Ltd.	2,530	18
	Hexaware Technologies Ltd.	3,550	18
	V-Guard Industries Ltd.	6,229	18
*	TeamLease Services Ltd.	544	18
	GlaxoSmithKline Consumer Healthcare Ltd.	134	18
	Sundaram Finance Ltd.	797	17
	KRBL Ltd.	4,936	17
	IDFC Ltd.	37,895	17
	Indiabulls Ventures Ltd.	7,104	17
*	Vodafone Idea Ltd.	312,723	17
	EIH Ltd.	8,912	16
	Edelweiss Financial Services Ltd.	12,887	16

21

ESG International Stock ETF

		Shares	Market Value• ($000)
	Kansai Nerolac Paints Ltd.	2,283	16
	Kaveri Seed Co. Ltd.	2,626	16
*	Mahindra CIE Automotive Ltd.	8,314	15
	Gujarat Pipavav Port Ltd.	15,221	15
*	Canara Bank	7,457	15
	Avanti Feeds Ltd.	2,284	15
	Thermax Ltd.	1,148	15
	Torrent Pharmaceuticals Ltd.	493	15
*	Indian Overseas Bank	121,202	15
	Rain Industries Ltd.	10,064	15
	National A luminium Co. Ltd.	30,294	14
	Sundram Fasteners Ltd.	2,451	14
	eClerx Services Ltd.	1,853	14
	Care Ratings Ltd.	2,063	14
	Voltas Ltd.	1,414	13
[1]	Dilip Buildcon Ltd.	3,182	13
	Century Textiles & Industries Ltd.	1,877	13
	TVS Motor Co. Ltd.	2,114	13
	Aarti Industries Ltd.	939	13
	Amara Raja Batteries Ltd.	1,430	13
	Glenmark Pharmaceuticals Ltd.	3,207	12
[1]	PNB Housing Finance Ltd.	2,417	12
*	IFCI Ltd.	159,540	12
*	Vinati Organics Ltd.	892	12
*	Union Bank of India	21,340	11
	Bayer CropScience Ltd.	183	11
	Mahanagar Gas Ltd.	789	11
	Cholamandalam Financial Holdings Ltd.	1,545	11
	Natco Pharma Ltd.	1,306	11
	Sobha Ltd.	2,611	11
*	Oracle Financial Services Software Ltd.	281	10
	Cadila Healthcare Ltd.	2,846	10
*	Hindustan Zinc Ltd.	4,257	10
*	Oriental Bank of Commerce	21,062	10
*	TV18 Broadcast Ltd.	31,831	10
	Supreme Industries Ltd.	527	10
	DCM Shriram Ltd.	2,097	10
	Balkrishna Industries Ltd.	623	10
*	Jammu & Kashmir Bank Ltd.	33,848	9
	Gujarat State Petronet Ltd.	3,007	9
	Pfizer Ltd.	160	9
*	Bank of India	12,538	9
*	Future Consumer Ltd.	52,332	9
*	Sun Pharma Advanced Research Co. Ltd.	4,241	9

	Ramco Cements Ltd.	759	8
	NCC Ltd.	16,130	8
	Bata India Ltd.	334	8
*	Andhra Bank	40,902	8
*	VA Tech Wabag Ltd.	2,896	8
	Apollo Tyres Ltd.	3,748	7
*	Indian Bank	7,109	7
	NBCC India Ltd.	19,798	7
	Chambal Fertilizers and Chemicals Ltd.	3,702	7
	Emami Ltd.	2,023	7
	Ajanta Pharma Ltd.	367	7
	WABCO India Ltd.	74	7
	Dalmia Bharat Ltd.	621	7
	Birlasoft Ltd.	5,410	7
	Alembic Pharmaceuticals Ltd.	764	7
	Bombay Burmah Trading Co.	449	7
	Thomas Cook India Ltd.	10,185	7
*	Central Bank of India	29,612	6
*	Reliance Capital Ltd.	69,928	6
	Exide Industries Ltd.	2,696	6
*	Allahabad Bank	38,741	6
*	IRB Infrastructure Developers Ltd.	5,170	6
*	Dewan Housing Finance Corp. Ltd.	31,200	6
	Sterlite Technologies Ltd.	4,642	6
	Godrej Industries Ltd.	1,095	6
	Graphite India Ltd.	1,899	6
*	Suzlon Energy Ltd.	157,392	6
	HEG Ltd.	462	6
	Strides Pharma Science Ltd.	811	5
*	Corp Bank	21,881	5
	Arvind Ltd.	9,750	5
[1]	Syngene International Ltd.	1,188	5
*	Jain Irrigation Systems Ltd.	61,581	5
[1]	Endurance Technologies Ltd.	331	5
*	Indiabulls Real Estate Ltd.	4,206	4
	Welspun India Ltd.	7,618	4
*	PC Jeweller Ltd.	19,763	4
	TTK Prestige Ltd.	49	4
	GE T&D India Ltd.	1,935	3
*	Gujarat Fluorochemicals Ltd.	424	3
*	Housing Development & Infrastructure Ltd.	82,456	3
*	Dish TV India Ltd.	22,499	3
*,§	Hemisphere Properties India Ltd.	1,129	3
*	Wockhardt Ltd.	471	2

22

ESG International Stock ETF

		Shares	Market Value• ($000)
*,§	ABB Power Products & Systems India Ltd.	125	1
*	Aarti Surfactants Ltd.	26	—
			15,479
Indonesia (0.5%)
	Bank Central Asia Tbk PT	354,500	783
	Bank Rakyat Indonesia Persero Tbk PT	2,484,300	742
	Telekomunikasi Indonesia Persero Tbk PT	2,365,800	577
	Bank Mandiri Persero Tbk PT	936,200	487
	Bank Negara Indonesia Persero Tbk PT	602,400	302
	Unilever Indonesia Tbk PT	300,000	144
	Charoen Pokphand Indonesia Tbk PT	260,800	105
*	Barito Pacific Tbk PT	685,300	48
	Indofood CBP Sukses Makmur Tbk PT	55,300	40
	Indofood Sukses Makmur Tbk PT	81,400	38
	Kalbe Farma Tbk PT	344,000	30
	Indah Kiat Pulp & Paper Corp. Tbk PT	51,500	21
	Ciputra Development Tbk PT	294,200	20
	Indocement Tunggal Prakarsa Tbk PT	16,500	18
	Summarecon Agung Tbk PT	281,200	17
	Tower Bersama Infrastructure Tbk PT	205,300	16
	Ace Hardware Indonesia Tbk PT	148,900	16
	Japfa Comfeed Indonesia Tbk PT	134,000	13
	Pakuwon Jati Tbk PT	327,100	12
	Jasa Marga Persero Tbk PT	36,800	12
	Media Nusantara Citra Tbk PT	131,500	12
	Bank Tabungan Negara Persero Tbk PT	94,700	11
	Matahari Department Store Tbk PT	46,000	10
	Surya Semesta Internusa Tbk PT	209,500	9
*	XL Axiata Tbk PT	40,000	7
	Wijaya Karya Persero Tbk PT	39,500	5

*	Siloam International Hospitals Tbk PT	11,600	5
*	Sentul City Tbk PT	1,413,700	5
*	Agung Podomoro Land Tbk PT	456,400	4
*	Bumi Serpong Damai Tbk PT	57,300	4
	Mitra Adiperkasa Tbk PT	68,800	4
*	Panin Financial Tbk PT	210,700	4
*	Kresna Graha Investama Tbk PT	112,700	4
	Surya Citra Media Tbk PT	39,400	3
	PP Persero Tbk PT	36,200	3
	Bekasi Fajar Industrial Estate Tbk PT	319,100	3
	Ramayana Lestari Sentosa Tbk PT	41,400	3
	Waskita Karya Persero Tbk PT	38,300	3
*	Global Mediacom Tbk PT	94,100	2
*,§	Trada Alam Minera Tbk PT	477,100	2
			3,544
Ireland (0.2%)
	Kerry Group plc	6,258	795
	Kingspan Group plc	8,498	535
	Bank of Ireland Group plc	46,843	176
	AIB Group plc	18,524	43
	Glanbia plc	2,806	33
	Cairn Homes plc	15,088	20
	Dalata Hotel Group plc	4,099	19
	Irish Continental Group plc	1,849	8
			1,629
Israel (0.4%)
*	Nice Ltd.	3,566	583
*	Teva Pharmaceutical Industries Ltd.	39,980	464
	Bank Hapoalim BM	51,201	398
	Bank Leumi Le-Israel BM	60,902	394
	Israel Discount Bank Ltd.	77,460	323
	Israel Chemicals Ltd.	36,015	131
	Mizrahi Tefahot Bank Ltd .	2,719	70
	Azrieli Group Ltd.	694	50
	First International Bank Of Israel Ltd.	1,727	46
*	Tower Semiconductor Ltd.	2,151	41
	Strauss Group Ltd.	1,339	41
	Paz Oil Co. Ltd.	330	36
	Shikun & Binui Ltd.	6,529	35
	Reit 1 Ltd.	4,750	28
*	Bezeq The Israeli Telecommunication Corp. Ltd.	36,574	27
*	Nova Measuring Instruments Ltd.	680	23

23

ESG International Stock ETF

		Shares	Market Value• ($000)
	Sella Capital Real Estate Ltd.	5,366	17
	Gazit-Globe Ltd.	1,409	16
	Sapiens International Corp. NV	623	15
	FIBI Holdings Ltd.	454	14
	Electra Ltd.	24	12
	Shapir Engineering and Industry Ltd.	1,653	11
	Formula Systems 1985 Ltd.	150	10
	Matrix IT Ltd.	529	10
	Kenon Holdings Ltd.	574	10
*	Allot Ltd.	857	9
	AudioCodes Ltd.	430	9
	Delek Automotive Systems Ltd.	1,676	9
	Hilan Ltd.	212	8
	Harel Insurance Investments & Financial Services Ltd.	1,042	6
*	Clal Insurance Enterprises Holdings Ltd.	417	4
			2,850
Italy (1.5%)
	Intesa Sanpaolo SPA (Registered)	562,812	1,368
	UniCredit SPA	91,225	1,173
	Ferrari NV	5,504	867
	Assicurazioni Generali SPA	42,458	766
	Snam SPA	119,062	590
	Fiat Chrysler Automobiles NV	46,361	584
	Terna Rete Elettrica Nazionale SPA	82,561	546
	Mediobanca Banca di Credito Finanziario SPA	49,126	447
	Telecom Italia SPA (Bearer)	694,454	389
	Moncler SPA	9,768	384
	FinecoBank Banca Fineco SPA	35,666	374
	Tenaris SA	28,645	262
*,1	Nexi SPA	10,426	169
*	Saipem SPA	40,576	155
	Unione di Banche Italiane SPA	31,046	128
[1]	doValue SPA	10,050	126
[1]	Poste Italiane SPA	9,360	100
*	Banco BPM SPA	44,954	99
	Amplifon SPA	2,999	86
	Azimut Holding SPA	3,683	79
	Recordati SPA	1,553	66

	Banca Mediolanum SPA	6,842	56
[1]	Infrastrutture Wireless Italiane SPA	5,194	53
*	Telecom Italia SPA (Registered)	92,941	52
	Cerved G roup SPA	5,400	51
	Hera SPA	11,818	51
[1]	Pirelli & C SPA	10,475	50
	BPER Banca	12,279	49
	Interpump Group SPA	1,596	48
	Banca Popolare di Sondrio SCPA	19,984	48
	ASTM SPA	1,840	46
	Unipol Gruppo SPA	9,078	45
	Iren SPA	14,352	44
	Tamburi Investment Partners SPA	6,237	44
	Reply SPA	552	42
	Banca Generali SPA	1,278	40
	DiaSorin SPA	325	37
	Societa Cattolica di Assicurazioni SC	5,056	37
	Buzzi Unicem SPA	1,643	36
	A2A SPA	19,170	33
	Immobiliare Grande Distribuzione SIIQ SPA	5,375	32
[1]	Technogym SPA	2,955	31
	Autogrill SPA	3,798	31
[1]	Enav SPA	5,137	31
	Freni Brembo SPA	2,943	30
[1]	Anima Holding SPA	6,173	27
	Italgas SPA	4,404	27
	IMA Industria Macchine Automatiche SPA	430	27
	Falck Renewables S PA	3,939	26
	DeA Capital SPA	16,523	25
	Salvatore Ferragamo SPA	1,402	22
	Brunello Cucinelli SPA	652	22
	Italmobiliare SPA	736	22
	De’ Longhi SPA	1,201	21
	Cairo Communication SPA	8,334	20
	ERG SPA	857	20
	UnipolSai Assicurazioni SPA	8,031	20
[1]	RAI Way SPA	3,084	19
	Saras SPA	15,485	18
	Maire Tecnimont SPA	6,121	16
	Danieli & C Officine Meccaniche SPA	1,043	16
*	Arnoldo Mondadori Editore SPA	9,116	16
	Piaggio & C SPA	6,297	15
	Zignago Vetro SPA	1,065	15
	Credito Emiliano SPA	2,712	14
*	Salini Impregilo SPA	9,222	14

24

ESG International Stock ETF

		Shares	Market Value• ($000)
[1]	Carel Industries SPA	1,027	13
	Biesse SPA	905	12
[1]	Banca Farmafactoring SPA	1,799	11
	Tod’s SPA	291	10
*	Juventus Football Club SPA	8,956	10
	Rizzoli Corriere Della Sera Mediagroup SPA	8,503	8
	Datalogic SPA	523	8
	MARR SPA	335	6
	CIR SpA-Compagnie Industriali	11,016	6
*	Banca Monte dei Paschi di Siena SPA	2,477	5
*,1	OVS SPA	2,886	5
	Buzzi Unicem SPA Saving Shares	265	4
	Banca IFIS SPA	199	3
			10,298
Japan (17.7%)
	Toyota Motor Corp.	96,700	6,350
	SoftBank Group Corp.	65,000	3,020
	Sony Corp.	48,100	2,965
	Mitsubishi UFJ Financial Group Inc.	473,400	2,313
	Takeda Pharmaceutical Co. Ltd.	63,557	2,195
	Keyence Corp.	6,200	1,980
	KDDI Corp.	69,200	1,955
	Recruit Holdings Co. Ltd.	53,100	1,857
	Honda Motor Co. Ltd.	69,600	1,786
	Shin-Etsu Chemical Co. Ltd.	14,800	1,638
	Daiichi Sankyo Co. Ltd.	26,200	1,595
	Sumitomo Mitsui Financial Group Inc.	50,200	1,593
	Kao Corp.	21,300	1,550
	Tokio Marine Holdings Inc.	27,100	1,448
	FANUC Corp.	8,700	1,429
	Astellas Pharma Inc.	84,100	1,318
	Murata Manufacturing Co. Ltd.	24,600	1,289
	Hoya Corp.	14,400	1,277
	Mizuho Financial Group Inc.	937,200	1,268
	Nidec Corp.	10,700	1,260
	Nintendo Co. Ltd.	3,700	1,240
	Seven & i Holdings Co. Ltd.	35,100	1,194
	NTT DOCOMO Inc.	44,000	1,191
	Chugai Pharmaceutical Co. Ltd.	10,600	1,140
	Nippon Telegraph & Telephone Corp.	48,000	1,120

East Japan Railway Co.	14,200	1,085
Oriental Land Co. Ltd.	9,300	1,059
Tokyo Electron Ltd.	4,900	1,024
Fujitsu Ltd.	9,800	1,022
Canon Inc.	38,700	974
Central Japan Railway Co.	5,900	970
Panasonic Corp.	99,700	946
Mitsui Fudosan Co. Ltd.	40,800	936
Mitsubishi Estate Co. Ltd.	52,200	891
Terumo Corp.	27,500	883
ORIX Corp.	54,400	882
Shiseido Co. Ltd.	14,700	877
Fast Retailing Co. Ltd.	1,700	839
Kyocera Corp.	13,300	832
Olympus Corp.	45,600	826
Eisai Co. Ltd.	11,200	822
Softbank Corp.	61,700	811
Secom Co. Ltd.	9,600	761
Daiwa House Industry Co. Ltd.	27,500	759
SMC Corp.	1,900	757
Kubota Corp.	51,200	718
Shionogi & Co. Ltd.	13,100	705
Dai-ichi Life Holdings Inc.	51,500	698
FUJIFILM Holdings Corp.	14,100	685
West Japan Railway Co.	9,600	678
Aeon Co. Ltd.	35,400	662
Sysmex Corp.	9,900	633
Nomura Holdings Inc.	142,900	631
Suzuki Motor Corp.	15,400	620
Bridgestone Corp.	18,200	603
Denso Corp.	15,500	596
M3 Inc.	22,400	578
Omron Corp.	10,400	557
Sekisui House Ltd.	26,600	522
Bandai Namco Holdings Inc.	10,300	516
Sompo Holdings I nc.	13,800	510
Pan Pacific International Holdings Corp.	30,800	509
MS&AD Insurance Group Holdings Inc.	15,700	506
Toyota Industries Corp.	9,400	490
Sumitomo Electric Industries Ltd.	41,500	490
Ono Pharmaceutical Co. Ltd.	23,800	482
Sumitomo Mitsui Trust Holdings Inc.	14,200	482
Yamaha Corp.	9,600	470
Nitto Denko Corp.	9,400	467
Unicharm Corp.	14,400	466
Advantest Corp.	9,900	455

25

ESG International Stock ETF

	Shares	Market Value• ($000)
Sumitomo Realty & Development Co. Ltd.	14,400	449
Kintetsu Group Holdings Co. Ltd.	10,400	449
Nippon Paint Holdings C o. Ltd.	9,800	443
Asahi Kasei Corp.	53,400	437
Kyowa Kirin Co. Ltd.	18,300	436
Japan Exchange Group Inc.	25,600	428
NTT Data Corp.	35,800	427
Ajinomoto Co. Inc.	25,200	423
Resona Holdings I nc.	113,100	421
Mitsubishi Chemical Holdings Corp.	62,600	418
MINEBEA MITSUMI Inc.	23,700	415
Santen Pharmaceutical Co. Ltd.	25,300	406
Z Holdings Corp.	111,400	404
Yaskawa Electric Corp.	12,800	399
Yakult Honsha Co. Ltd.	8,500	388
Daiwa Securities Group Inc.	91,300	386
Toray Industries Inc.	66,300	381
Tokyu Corp.	24,800	380
Sekisui Chemical Co. Ltd.	25,300	378
TOTO Ltd.	9,700	364
Hamamatsu Photonics KK	9,300	363
Tobu Railway Co. Ltd.	12,100	361
Yamato Holdings Co. Ltd.	22,600	357
Dai Nippon Printing C o.Ltd.	14,500	349
Ricoh Co. Ltd.	37,200	347
Aisin Seiki Co. Ltd.	10,800	347
Sumitomo Chemical Co. Ltd.	92,600	337
Nisshin Seifun G roup Inc.	19,700	332
NEC Corp.	8,800	330
AGC Inc.	11,500	329
Keihan Holdings Co. Ltd.	8,100	328
Azbil Corp.	13,200	326
Kurita Water Industries Ltd.	12,600	325
T&D Holdings Inc.	33,400	324
Toyo Suisan Kaisha Ltd.	8,100	322
Sohgo Security Services Co. Ltd.	6,900	322
Hulic Co. Ltd.	28,900	322
NH Foods Ltd.	8,500	320
Shimadzu Corp.	13,200	319
Brother Industries Ltd.	18,000	319
Hisamitsu Pharmaceutical Co. Inc.	7,200	319
Nagoya Railroad Co. Ltd.	12,200	319
Sumitomo Metal Mining Co. Ltd.	12,800	315
TDK Corp.	3,300	315

	Nexon Co. Ltd.	19,700	312
	Dentsu Group Inc.	12,000	310
	Concordia Financial Group Ltd.	91,000	307
	Shimano Inc.	2,200	306
	Yamada Denki Co. Ltd.	63,100	303
	Yamaha Motor Co. Ltd.	19,100	301
	Mitsubishi Materials Corp.	13,200	299
	Japan Post Holdings Co. Ltd.	34,300	298
	Oji Holdings Corp.	62,800	297
	Seiko Epson Corp.	21,000	294
	Nissan Motor Co. Ltd.	68,200	292
	NSK Ltd.	38,400	291
	Rohm Co. Ltd.	4,400	288
	Keikyu Corp.	18,900	285
	Konami Holdings Corp.	7,900	285
	Mazda Motor Corp.	41,000	281
	Teijin Ltd.	17,000	279
	Toho Co. Ltd.	9,000	278
	Haseko Corp.	21,500	277
	LIXIL Group Corp.	18,600	277
	Kaken Pharmaceutical Co. Ltd.	5,700	275
	Chiba Bank Ltd.	56,700	275
	SUMCO Corp.	18,100	274
	Stanley Electric Co. Ltd.	11,200	270
	FamilyMart Co. Ltd.	12,300	268
	Aozora Bank Ltd.	10,700	266
	Nitori Holdings Co. Ltd.	1,900	264
	Mitsui Chemicals Inc.	12,200	263
	Taiyo Yuden Co. Ltd.	9,300	262
^	ANA Holdings Inc.	9,600	258
	Shizuoka Bank Ltd.	41,400	257
	Odakyu Electric Railway Co. Ltd.	13,300	256
	Pigeon Corp.	7,500	253
	Taiheiyo Cement Corp.	10,200	252
	COMSYS Holdings Corp.	10,200	251
	SBI Holdings Inc.	12,400	250
	Coca-Cola Bottlers Japan Holdings Inc.	10,800	249
	Bank of Kyoto Ltd.	7,500	249
	Alps Alpine Co. Ltd.	16,300	248
	Kuraray Co. Ltd.	23,800	247
	Japan Airlines Co. Ltd.	10,000	246
	Marui Group Co. Ltd.	12,500	244
	Isuzu Motors Ltd.	25,600	240
	Nikon Corp.	22,600	231
	Showa Denko KK	10,600	228
	Makita Corp.	6,700	227
	Sinanen Holdings Co. Ltd.	12,100	225
	Air Water Inc.	16,500	219
	Lion Corp.	13,000	217

26

ESG International Stock ETF

			Market
			Value•
		Shares	($ 000)
	Alfresa Holdings Corp.	11,900	207
	NGK Spark Plug Co. Ltd.	12,200	198
	MEIJI Holdings Co. Ltd.	3,000	178
	Seibu Holdings Inc.	12,400	176
	Konica Minolta Inc.	31,800	174
^	Anritsu Corp.	10,300	170
	Fukuoka Financial Group Inc.	11,200	168
	Disco Corp.	800	162
	Hankyu Hanshin Holdings Inc.	4,900	161
	Nissan Chemical Corp.	3,800	160
	Sumitomo Dainippon Pharma Co. Ltd.	10,800	154
	Nomura Research Institute Ltd.	6,500	143
	Daito Trust Construction Co. Ltd.	1,400	142
	Sac’s Bar Holdings Inc.	20,600	139
	Kobayashi Pharmaceutical Co. Ltd.	1,900	138
	MISUMI Group Inc.	6,200	131
	Daifuku Co. Ltd.	2,100	123
	Hitachi Chemical Co. Ltd.	2,900	123
	CyberAgent Inc.	3,100	117
	Tokyo Rope Manufacturing Co. Ltd.	15,700	117
	TIS Inc.	1,900	114
*	Renesas Electronics Corp.	18,300	111
	Lasertec Corp.	2,200	101
	Otsuka Corp.	2,300	99
	Nihon M&A Center Inc.	3,200	99
	Cybozu Inc.	5,700	96
	Hikari Tsushin Inc.	500	95
	Nissin Foods Holdings Co. Ltd.	1,200	94
	Keio Corp.	1,900	91
	Ryohin Keikaku Co. Ltd.	6,300	85
	Nippon Shinyaku Co. Ltd.	1,100	82
	Hitachi High-Tech Corp.	1,100	82
	Casio Computer Co. Ltd.	4,500	77
	Hoshizaki Corp.	900	76
	GMO Payment Gateway Inc.	1,200	74
	Hirose Electric Co. Ltd.	700	74
	Shinsei Bank Ltd.	5,495	72
	Welcia Holdings Co. Ltd.	1,200	72
	Kose Corp.	600	71
*	PeptiDream Inc.	1,800	71
	SG Holdings Co. Ltd.	3,300	65
	Kansai Paint Co. Ltd.	3,000	65
	Tokyu Fudosan Holdings Corp.	9,800	62
	USS Co. Ltd.	3,900	62

Miura Co. Ltd.	1,900	62
Sugi Holdings Co. Ltd.	1,300	61
JSR Corp.	3,500	61
Goldwin Inc.	1,000	61
Capcom Co. Ltd.	2,200	60
Nabtesco Corp.	2,200	58
Kakaku.com Inc.	2,700	58
Nippon Express Co. Ltd.	1,200	58
Rohto Pharmaceutical Co. Ltd.	2,000	57
THK Co. Ltd.	2,500	57
Asics Corp.	5,200	56
MonotaRO Co. Ltd.	2,500	56
Sony Financial Holdings Inc.	2,700	54
Persol Holdings Co. Ltd.	3,900	52
Koei Tecmo Holdings Co. Ltd.	2,100	52
Kagome Co. Ltd.	2,400	52
Tokyo Tatemono Co. Ltd.	3,800	52
Koito Manufacturing Co. Ltd.	1,300	51
Keisei Electric Railway Co. Ltd.	1,600	51
Sumitomo Forestry Co. Ltd.	3,400	50
Acom Co. Ltd.	12,200	50
Nomura Real Estate Holdings Inc.	2,300	50
Taisho Pharmaceutical Holdings Co. Ltd.	800	49
Wacoal Holdings Corp.	2,100	49
Nishi-Nippon Railroad Co. Ltd.	2,200	48
Rinnai Corp.	700	48
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,300	47
Maeda Road Construction Co. Ltd.	1,600	47
Oracle Corp. Japan	600	47
Benesse Holdings Inc.	1,800	46
Iwatani Corp.	1,400	46
Kewpie Corp.	2,500	46
Sawai Pharmaceutical Co. Ltd.	800	45
Nichirei Corp.	1,800	45
Japan Post Insurance Co. Ltd.	2,939	45
Unizo Holdings Co. Ltd.	800	44
Nagase & Co. Ltd.	3,700	44
ADEKA Corp.	3,400	44
Ito En Ltd.	1,000	44
Kyowa Exeo Corp.	2,000	44
AEON Financial Service Co. Ltd.	3,000	44
Suzuken Co. Ltd.	1,300	43
Lawson Inc.	800	43

27

ESG International Stock ETF

		Market
		Value•
	Shares	($ 000)
Matsumotokiyoshi HoldingsCo. Ltd.	1,300	43
GS Yuasa Corp.	2,400	42
Daicel Corp.	4,900	42
Itochu Techno-Solutions Corp.	1,500	42
Nankai Electric Railway Co. Ltd.	1,900	42
Sharp Corp.	3,600	42
SCSK Corp.	800	42
Isetan Mitsukoshi Holdings Ltd.	6,400	41
Ushio Inc.	3,300	41
Kokuyo Co. Ltd.	2,900	41
Hitachi Capital Corp.	1,600	41
Hino Motors Ltd.	5,000	41
Iyo Bank Ltd.	9,200	41
Daiichikosho Co. Ltd.	1,000	41
Yokohama Rubber Co. Ltd.	2,500	41
Nippo Corp.	1,800	41
Sumitomo Rubber Industries Ltd.	3,900	40
Sanwa Holdings Corp.	4,400	40
Toyobo Co. Ltd.	3,200	40
Glory Ltd.	1,500	40
MediPal Holdings Corp.	2,200	40
Toyo Seikan Group Holdings Ltd.	2,500	40
Chugoku Bank Ltd.	5,100	40
Ibiden Co. Ltd.	1,800	40
Hachijuni Bank Ltd.	11,800	40
Taiyo Nippon Sanso Corp.	2,200	39
Nihon Kohden Corp.	1,300	39
Sotetsu Holdings Inc.	1,700	38
Nippon Kayaku Co. Ltd.	3,500	38
Calbee Inc.	1,500	38
Hiroshima Bank Ltd.	8,900	38
NET One Systems Co. Ltd.	1,800	38
JTEKT Corp.	3,900	38
Seven Bank Ltd.	14,300	38
Nishimatsu Construction Co. Ltd.	1,800	38
Tokyo Century Corp.	900	37
Kurimoto Ltd.	2,200	37
Ezaki Glico Co. Ltd.	900	37
Tsumura & Co.	1,600	37
Toyo Ink SC Holdings Co. Ltd.	1,900	37
Nihon Unisys Ltd.	1,200	36
Zeon Corp.	3,800	36
J Front Retailing Co. Ltd.	3,400	36
Sushiro Global Holdings Ltd.	500	36
SCREEN Holdings Co. Ltd.	700	36
Dowa Holdings Co. Ltd.	1,100	36

Morinaga & Co. Ltd.	900	36
Yamazaki Baking Co. Ltd.	2,100	36
DIC Corp.	1,500	35
House Foods Group Inc.	1,200	35
Ain Holdings Inc.	600	35
Nitto Boseki Co. Ltd.	900	35
Toagosei Co. Ltd.	3,500	34
Lintec Corp.	1,600	34
TS Tech Co. Ltd.	1,300	34
DeNA Co. Ltd.	2,600	34
Shimamura Co. Ltd.	500	33
NOK Corp.	2,600	33
Citizen Watch Co. Ltd.	8,300	33
Amada Holdings Co. Ltd.	3,500	33
NHK Spring Co. Ltd.	4,300	33
Fancl Corp.	1,300	32
Daido Steel Co. Ltd.	900	32
Mitsubishi Logistics Corp.	1,400	32
Tokyo Seimitsu Co. Ltd.	1,000	32
Hazama Ando Corp.	4,300	31
Skylark Holdings Co. Ltd.	2,100	31
Aeon Mall Co. Ltd.	2,200	31
Paramount Bed Holdings Co. Ltd.	800	31
K’s Holdings Corp.	2,800	31
Sumitomo Osaka Cement Co. Ltd.	900	31
Toyo Tire Corp.	2,300	30
FP Corp.	500	30
TechnoPro Holdings Inc.	500	30
Nipro Corp.	2,800	30
Shimachu Co. Ltd.	1,200	30
Kaneka Corp.	1,100	29
Organo Corp.	500	29
Kyudenko Corp.	1,100	29
Tokuyama Corp.	1,300	29
Maruichi Steel Tube Ltd.	1,200	29
Hokkan Holdings Ltd.	2,000	29
Hakuhodo DY Holdings Inc.	2,500	29
Fujikura Kasei Co. Ltd.	6,600	28
Shinwa Co. Ltd.	1,600	28
Morinaga Milk Industry Co. Ltd.	800	28
Takashimaya Co. Ltd.	3,000	28
Yoshinoya Holdings Co. Ltd.	1,400	28
Shinko Electric Industries Co. Ltd.	2,500	28
Colowide Co. Ltd.	1,700	28
Fujitsu General Ltd.	1,400	28
Nippon Light Metal Holdings Co. Ltd.	15,900	28
Nippon Paper Industries Co. Ltd.	1,900	27
DMG Mori Co. Ltd.	2,200	27

28

ESG International Stock ETF

			Market
			Value•
		Shares	($ 000)
	Miraca Holdings Inc.	1,100	27
	Nisshinbo Holdings Inc.	3,200	27
	NTN Corp.	11,400	27
	Nippon Electric Glass Co. Ltd.	1,600	27
	Toho Holdings Co. Ltd.	1,400	26
	Furukawa Electric Co. Ltd.	1,200	26
	Tokai Carbon Co. Ltd.	2,900	26
	NEC Networks & System Integration Corp.	700	26
	Yushiro Chemical Industry Co. Ltd.	2,300	26
	Japan Post Bank Co. Ltd.	2,900	26
	Nippon Shokubai Co. Ltd.	500	25
	TOKAI Holdings Corp.	3,100	25
	PC Depot Corp.	5,300	25
	Toyota Boshoku Corp.	1,800	25
	Tsubakimoto Chain Co.	900	24
	CKD Corp.	1,600	24
	Wellnet Corp.	4,600	24
	Aiphone Co. Ltd.	1,700	24
	Rengo Co. Ltd.	3,500	24
	Achilles Corp.	1,500	24
	Nihon Yamamura Glass Co. Ltd.	2,400	23
	Pola Orbis Holdings Inc.	1,200	23
	Sanrio Co. Ltd.	1,500	23
	Digital Garage Inc.	700	22
	Kiyo Bank Ltd.	1,700	22
	Okura Industrial Co. Ltd.	1,600	22
	Morita Holdings Corp.	1,400	22
	Mitsubishi Paper Mills Ltd.	5,800	21
	PALTAC Corp.	500	21
	Tokai Tokyo Financial Holdings Inc.	8,000	21
	Riken Technos Corp.	5,300	21
	Fuji Oil Holdings Inc.	900	21
	Totetsu Kogyo Co. Ltd.	800	21
	Ulvac Inc.	700	20
	North Pacific Bank Ltd.	10,800	20
	Awa Bank Ltd.	1,000	20
	Takamiya Co. Ltd.	4,200	20
	Fujikura Ltd.	6,200	20
	Mebuki Financial Group Inc.	10,100	19
	Fuso Pharmaceutical Industries Ltd.	1,200	19
	Takara Bio Inc.	1,100	19
	Ariake Japan Co. Ltd.	300	19
*	Leopalace21 Corp.	6,300	19
	Topcon Corp.	1,900	19
	Toho Co. Ltd.	1,300	19
	Itoham Yonekyu Holdings Inc.	3,400	19
	Zuiko Corp.	500	19

	Daito Pharmaceutical Co. Ltd.	700	19
	Nagaileben Co. Ltd.	900	18
	Nichi-iko Pharmaceutical Co. Ltd.	1,700	18
	Argo Graphics Inc.	600	18
	Nissin Corp.	1,300	18
	Hokkoku Bank Ltd.	700	18
	San-In Godo Bank Ltd.	3,500	17
	Noritake Co. Ltd.	500	17
	Kyushu Financial Group Inc.	5,100	17
	Nippon Suisan Kaisha Ltd.	3,600	17
	Sankyu Inc.	400	17
	Keihin Corp.	700	17
	Shizuoka Gas Co. Ltd.	2,100	17
	Joyful Honda Co. Ltd.	1,600	17
	Tocalo Co. Ltd.	1,900	17
	Fujita Kanko Inc.	900	17
	Kato Sangyo Co. Ltd.	600	17
	Marudai Food Co. Ltd.	1,000	16
	Fuji Seal International Inc.	900	16
	Sanyo Denki Co. Ltd.	400	16
	Mitsubishi Steel Manufacturing Co. Ltd.	2,100	16
	Mitsuuroko Group Holdings Co. Ltd.	1,700	16
	Mizuno Corp.	800	16
	Comture Corp.	800	16
	Kintetsu World Express Inc.	1,000	16
*	Kawasaki Kisen Kaisha Ltd.	1,400	16
	Senko Group Holdings Co. Ltd.	2,100	15
	Jafco Co. Ltd.	400	15
	Unipres Corp.	1,400	15
	Denka Co. Ltd.	600	15
*	Right On Co. Ltd.	3,400	15
	GMO internet Inc.	900	15
	Aichi Bank Ltd.	500	15
	Aica Kogyo Co. Ltd.	500	15
	Zensho Holdings Co. Ltd.	800	15
*	M&A Capital Partners Co. Ltd.	500	15
	Kadokawa Corp.	1,100	14
	Meiko Network Japan Co. Ltd.	1,900	14
*	COOKPAD Inc.	5,500	14
	cocokara fine Inc.	300	14
	Nitta Corp.	600	13
	Fukui Bank Ltd.	1,000	13
	Kita-Nippon Bank Ltd.	800	13
	Japan Lifeline Co. Ltd.	1,100	13
	WATAMI Co. Ltd.	1,500	13
	SBS Holdings Inc.	900	13
	World Co. Ltd.	700	13

29

ESG International Stock ETF

			Market
			Value•
		Shares	($ 000)
	Mitsui-Soko Holdings Co. Ltd.	900	13
	Duskin Co. Ltd.	500	13
	San-Ai Oil Co. Ltd.	1,500	13
	Autobacs Seven Co. Ltd.	1,000	13
	Shimizu Bank Ltd.	800	13
	Japan Transcity Corp.	3,200	13
	77 Bank Ltd.	1,000	13
	Mitsubishi Logisnext Co. Ltd.	1,000	13
	Tsukuba Bank Ltd.	7,900	12
	Tomy Co. Ltd.	1,400	12
	Tochigi Bank Ltd.	8,000	12
	Maezawa Kasei Industries Co. Ltd.	1,300	12
	Tsugami Corp.	1,500	12
	BayCurrent Consulting Inc.	200	12
	Daiseki Co. Ltd.	500	12
	Systena Corp.	900	12
*	RENOVA Inc.	1,300	12
	Taikisha Ltd.	400	11
	Godo Steel Ltd.	500	11
	JP-Holdings Inc.	4,500	11
	Fuyo General Lease Co. Ltd.	200	11
	United Arrows Ltd.	500	11
	Maruzen Showa Unyu Co. Ltd.	500	11
	Create Restaurants Holdings Inc.	1,400	11
	Izumi Co. Ltd.	400	11
*	Japan Display Inc.	19,700	11
	Toshiba Machine Co. Ltd.	400	11
	KFC Holdings Japan Ltd.	500	11
	Nippon Koei Co. Ltd.	400	11
	Towa Bank Ltd.	1,700	11
	San ju San Financial Group Inc.	800	11
	Tokyo Ohka Kogyo Co. Ltd.	300	11
	Yaoko Co. Ltd.	200	11
	Gurunavi Inc.	1,600	11
	Takasago Thermal Engineering Co. Ltd.	700	11
	Toli Corp.	4,500	11
	Sumitomo Warehouse Co. Ltd.	900	11
	Teikoku Electric Manufacturing Co. Ltd.	900	11
	Daihen Corp.	400	11
	Jeol Ltd.	400	10
	Maruha Nichiro Corp.	500	10
	Shin Nippon Air Technologies Co. Ltd.	600	10
	Hodogaya Chemical Co. Ltd.	300	10
	Iriso Electronics Co. Ltd.	300	10
	Kureha Corp.	200	10

	Bank of Saga Ltd.	800	10
	Maruwa Unyu Kikan Co. Ltd.	600	10
	Milbon Co. Ltd.	200	10
	Matsuya Co. Ltd.	1,600	9
	Neturen Co. Ltd.	1,500	9
	Shima Seiki Manufacturing Ltd.	600	9
	Hirata Corp.	200	9
	JCU Corp.	400	9
	Anicom Holdings Inc.	300	9
	Asahi Holdings Inc.	400	9
	Uchida Yoko Co. Ltd.	200	9
	JCR Pharmaceuticals Co. Ltd.	100	9
	Sumitomo Bakelite Co. Ltd.	300	9
	Micronics Japan Co. Ltd.	1,000	9
*	euglena Co. Ltd.	1,200	9
	Nissin Electric Co. Ltd.	900	9
	Showa Corp.	400	9
	Mandom Corp.	400	8
	Noevir Holdings Co. Ltd.	200	8
	Nichiha Corp.	400	8
	Cosel Co. Ltd.	900	8
	en-japan Inc.	300	8
	Tonami Holdings Co. Ltd.	200	8
	Descente Ltd.	600	8
	Menicon Co. Ltd.	200	8
	Hitachi Transport System Ltd.	300	8
	Adastria Co. Ltd.	500	8
	SWCC Showa Holdings Co. Ltd.	800	8
	Shinmaywa Industries Ltd.	700	8
	Mirait Holdings Corp.	600	8
	KH Neochem Co. Ltd.	400	8
	Oki Electric Industry Co. Ltd.	700	8
	Central Glass Co. Ltd.	400	8
	Idec Corp.	500	8
	Mitsui High-Tec Inc.	600	8
	Toshiba TEC Corp.	200	7
	Dai-Dan Co. Ltd.	300	7
	MTI Ltd.	1,400	7
	DTS Corp.	400	7
	Sanken Electric Co. Ltd.	300	7
	Nojima Corp.	400	7
	Japan Material Co. Ltd.	600	7
	UACJ Corp.	400	7
	Canon Marketing Japan Inc.	300	7
	Modec Inc.	400	7
	J Trust Co. Ltd.	2,100	7
	Resorttrust Inc.	500	7
	Gree Inc.	1,600	7
	Fuji Soft Inc.	200	7
	Transcosmos Inc.	300	7
	Sumitomo Mitsui Construction Co. Ltd.	1,300	7
	Takuma Co. Ltd.	600	7

30

ESG International Stock ETF

			Market
			Value•
		Shares	($ 000)
	Eizo Corp.	200	6
	Maruwa Co. Ltd.	100	6
	Seiren Co. Ltd.	500	6
	Trancom Co. Ltd.	100	6
	Monogatari Corp.	100	6
	NS United Kaiun Kaisha Ltd.	400	6
	Gakken Holdings Co. Ltd.	100	6
	Computer Engineering & Consulting Ltd.	400	6
	Orient Corp.	5,000	6
	Toridoll Holdings Corp.	300	6
	Toyo Kanetsu KK	300	6
	Megmilk Snow Brand Co. Ltd.	300	6
	Kumiai Chemical Industry Co. Ltd.	900	6
*	Vision Inc.	600	6
	Noritsu Koki Co. Ltd.	500	6
	Towa Pharmaceutical Co. Ltd.	300	6
	Toa Corp.	400	6
	ASKUL Corp.	200	6
	Sinko Industries Ltd.	400	6
	Yokogawa Bridge Holdings Corp.	300	5
	Pacific Industrial Co. Ltd.	500	5
	H2O Retailing Corp.	700	5
	PAL GROUP Holdings Co. Ltd.	400	5
	Ohsho Food Service Corp.	100	5
	Eiken Chemical Co. Ltd.	300	5
	Daio Paper Corp.	400	5
	Nitto Kogyo Corp.	300	5
*	KNT-CT Holdings Co. Ltd.	600	5
	Earth Corp.	100	5
	KAWADA TECHNOLOGIES Inc.	100	5
	Nippon Soda Co. Ltd.	200	5
	Sankyo Tateyama Inc.	500	5
	Okamura Corp.	600	5
	Chiyoda Integre Co. Ltd.	300	5
	Keihanshin Building Co. Ltd.	400	5
	Chuetsu Pulp & Paper Co. Ltd.	400	5
	Shibuya Corp.	200	5
	Raito Kogyo Co. Ltd.	400	5
	Nextage Co. Ltd.	600	5
	Sanoh Industrial Co. Ltd.	600	5
	Sangetsu Corp.	300	5
	Solasto Corp.	500	5
	Hiday Hidaka Corp.	300	5
	Shoei Co. Ltd.	100	4
	Shiga Bank Ltd.	200	4
	Kanamoto Co. Ltd.	200	4

	Musashi Seimitsu Industry Co. Ltd.	400	4
	Nichicon Corp.	600	4
	Kanematsu Corp.	400	4
*	Akebono Brake Industry Co. Ltd.	2,700	4
	NichiiGakkan Co. Ltd.	400	4
	Fixstars Corp.	400	4
	Ichibanya Co. Ltd.	100	4
	Kameda Seika Co. Ltd.	100	4
	Kohnan Shoji Co. Ltd.	200	4
	CAC Holdings Corp.	400	4
	Seiko Holdings Corp.	200	4
	Nissha Co. Ltd.	500	4
	Shimojima Co. Ltd.	400	4
	Yahagi Construction Co. Ltd.	500	4
	Gunze Ltd.	100	4
	Sumida Corp.	400	4
*,§	Curves Holdings Co. Ltd.	500	4
	LIFULL Co. Ltd.	900	3
	Taki Chemical Co. Ltd.	100	3
*	ARTERIA Networks Corp.	200	3
	IDOM Inc.	700	3
	Joshin Denki Co. Ltd.	200	3
	Feed One Co. Ltd.	2,200	3
	Macromill Inc.	400	3
	Belluna Co. Ltd.	600	3
	Tokyo Kiraboshi Financial Group Inc.	300	3
	Okamoto Industries Inc.	100	3
	Future Corp.	200	3
*	Open Door Inc.	300	3
	Press Kogyo Co. Ltd.	1,000	3
	Toho Zinc Co. Ltd.	200	3
	Riken Corp.	100	3
	Nissan Shatai Co. Ltd.	300	3
	Nippon Sheet Glass Co. Ltd.	600	3
*	FDK Corp.	400	3
	Futaba Industrial Co. Ltd.	500	3
	Obara Group Inc.	100	3
	Koshidaka Holdings Co. Ltd.	500	3
	Yamashin-Filter Corp.	400	2
	Ichikoh Industries Ltd.	400	2
*	Sanden Holdings Corp.	500	2
	Qol Holdings Co. Ltd.	200	2
	Tamron Co. Ltd.	100	2
	Saibu Gas Co. Ltd.	100	2
	Kenko Mayonnaise Co. Ltd.	100	2
	Nippon Thompson Co. Ltd.	500	2
			121,625
Kuwait (0.2%)
	National Bank of Kuwait SAKP	212,425	695
	Kuwait Finance House KSCP	115,199	291

31

ESG International Stock ETF

			Market
			Value•
		Shares	($ 000)
	Ahli United Bank BSC	153,979	161
	Agility Public Warehousing Co. KSC	53,154	134
	Mobile Telecommunications Co. KSC	53,014	96
	National Industries Group Holding SAK	83,406	61
*	Warba Bank KSCP	70,112	60
	Gulf Bank KSCP	57,803	53
	Kuwait International Bank KSCP	38,119	34
*	Kuwait Projects Co. Holding KSCP	42,008	28
*	Burgan Bank SAK	29,439	28
	Alimtiaz Investment Group KSC	66,965	27
	Mezzan Holding Co. KSCC	14,181	21
	Integrated Holding Co. KCSC	8,798	15
			1,704
Malaysia (0.7%)
	Public Bank Bhd. (Local)	103,900	423
	Malayan Banking Bhd.	188,800	378
	Tenaga Nasional Bhd.	124,448	359
	CIMB Group Holdings Bhd.	230,700	265
	Maxis Bhd.	147,300	192
	Dialog Group Bhd.	227,800	183
	DiGi.Com Bhd.	173,500	173
	Axiata Group Bhd.	160,500	161
	AMMB Holdings Bhd.	161,900	143
	Sime Darby Plantation Bhd.	111,300	132
	PPB Group Bhd.	27,800	121
	IHH Healthcare Bhd.	84,300	116
	Petronas Chemicals Group Bhd.	84,100	108
	Petronas Gas Bhd.	20,400	81
	IOI Corp. Bhd.	72,400	72
	Hong Leong Bank Bhd.	19,700	72
	Yinson Holdings Bhd.	40,300	68
	Kuala Lumpur Kepong Bhd.	12,000	63
	Gamuda Bhd.	78,300	62
	RHB Bank Bhd.	46,000	61
	Press Metal Aluminium Holdings Bhd.	53,800	60
	Pavilion REIT	139,100	59
	Serba Dinamik Holdings Bhd.	110,540	58
	MISC Bhd.	32,000	58
	IJM Corp. Bhd.	119,500	56
	Top Glove Corp. Bhd.	40,100	54
*	Frontken Corp. Bhd.	96,400	53
	TIME dotCom Bhd.	22,400	50

	Malakoff Corp. Bhd.	234,200	49
	VS Industry Bhd.	138,400	43
	Alliance Bank Malaysia Bhd.	76,900	42
	Genting Plantations Bhd.	17,300	42
	Malaysia Airports Holdings Bhd.	26,400	42
	Sunway Construction Group Bhd.	88,900	40
	Petronas Dagangan Bhd.	7,000	38
	Inari Amertron Bhd.	109,500	37
	QL Resources Bhd.	18,500	36
	Hartalega Holdings Bhd.	23,500	35
	Telekom Malaysia Bhd.	38,800	34
	Bermaz Auto Bhd.	78,400	33
	Nestle Malaysia Bhd.	900	31
*	FGV Holdings Bhd.	111,200	30
	YTL Corp. Bhd.	148,300	30
	Muhibbah Engineering M Bhd.	70,000	27
	Bursa Malaysia Bhd.	20,600	27
*	Velesto Energy Bhd.	366,200	27
	Malaysia Building Society Bhd.	145,400	27
	Sime Darby Bhd.	54,400	26
	My EG Services Bhd.	96,900	26
	Hong Leong Financial Group Bhd.	7,000	25
	AEON Credit Service M Bhd.	7,400	24
	Padini Holdings Bhd.	32,200	23
*	WCT Holdings Bhd.	146,700	23
	Sime Darby Property Bhd.	120,400	22
	AirAsia Group Bhd.	90,800	22
	Malaysian Resources Corp. Bhd.	157,800	21
	Supermax Corp. Bhd.	55,892	21
	KPJ Healthcare Bhd.	91,000	21
	Westports Holdings Bhd.	24,300	20
	Sunway Bhd.	45,500	19
*	UEM Sunrise Bhd.	131,300	19
	IOI Properties Group Bhd.	76,300	18
	Cahya Mata Sarawak Bhd.	36,800	17
	SP Setia Bhd Group	54,100	16
	HAP Seng Consolidated Bhd.	7,500	16
	Scientex Bhd.	7,300	16
	Pos Malaysia Bhd.	56,800	16
*	AirAsia X Bhd.	604,900	15
*	Bumi Armada Bhd.	183,300	14
[1]	Astro Malaysia Holdings Bhd.	44,400	13
	UMW Holdings Bhd.	16,500	13
	Kossan Rubber Industries	10,500	12

32

ESG International Stock ETF

			Market
			Value•
		Shares	($ 000)
*	Leong Hup International Bhd.	68,700	11
*	Malayan Cement Bhd.	10,900	8
*	Serba Dinamik Holdings Bhd. Warrants Exp. 05/12/2024	14,640	1
			4,849
Mexico (0.8%)
	America Movil SAB de CV	1,261,041	994
	Fomento Economico Mexicano SAB de CV	98,900	800
	Grupo Financiero Banorte SAB de CV	125,500	680
	Wal-Mart de Mexico SAB de CV	150,500	422
	Cemex SAB de CV	873,500	281
	Grupo Bimbo SAB de CV Class A	185,734	280
	Grupo Televisa SAB	134,800	252
[1]	Macquarie Mexico Real Estate Management SA de CV	170,163	226
	Fibra Uno Administracion SA de CV	91,600	138
	Grupo Aeroportuario del Pacifico SAB de CV Class B	9,100	99
	Grupo Elektra SAB de CV	1,435	97
	Grupo Aeroportuario del Sureste SAB de CV Class B	3,785	62
	Grupo Aeroportuario del Centro Norte SAB de CV	9,400	62
	Orbia Advance Corp. SAB de CV	29,000	57
	Grupo Financiero Inbursa SAB de CV	52,700	56
	Coca-Cola Femsa SAB de CV	10,100	56
*	Controladora Vuela Cia de Aviacion SAB de CV	49,600	50
	PLA Administradora Industrial S de RL de CV	29,300	44
	Arca Continental SAB de CV	7,400	41
	Kimberly-Clark de Mexico SAB de CV Class A	19,400	37
	Infraestructura Energetica Nova SAB de CV	7,900	34

	Gentera SAB de CV	34,000	33
	Regional SAB de CV	5,700	32
	Prologis Property Mexico SA de CV	12,900	27
*	Alsea SAB de CV	13,400	27
	Grupo Carso SAB de CV	7,300	20
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	14,300	18
[1]	Concentradora Fibra Hotelera Mexicana SA de CV	48,900	18
*	Genomma Lab Internacional SAB de CV	17,800	18
	Credito Real SAB de CV SOFOM ER	16,700	18
	Gruma SAB de CV Class B	1,840	18
*	La Comer SAB de CV	13,200	16
*	Telesites SAB de CV	20,600	15
	Bolsa Mexicana de Valores SAB de CV	7,100	15
	Grupo Cementos de Chihuahua SAB de CV	3,000	15
	Industrias Penoles SAB de CV	1,555	14
	Grupo Herdez SAB de CV	5,700	10
	Grupo Comercial Chedraui SA de CV	7,600	10
*	Grupo GICSA SAB de CV	28,100	9
	Qualitas Controladora SAB de CV	2,100	9
*	Axtel SAB de CV	40,400	9
*	Hoteles City Express SAB de CV	14,100	9
	Grupo Rotoplas SAB de CV	7,800	6
	Corp Inmobiliaria Vesta SAB de CV	3,500	6
	Grupo Lala SAB de CV	4,300	3
			5,143
Netherlands (2.7%)
	ASML Holding NV	15,361	4,259
	Unilever NV	55,114	2,910
	Koninklijke Philips NV	36,956	1,583
	ING Groep NV	154,357	1,478
	Koninklijke Ahold Delhaize NV	44,740	1,045
	Wolters Kluwer NV	11,658	853
	Koninklijke DSM NV	7,467	842
*,1	Adyen NV	870	766
	Akzo Nobel NV	9,528	762
	Koninklijke KPN NV	166,749	404
	NN Group NV	11,179	382
	Randstad NV	7,274	375
*	Galapagos NV	1,658	349

33

ESG International Stock ETF

			Market
			Value•
		Shares	($ 000)
	ASR Nederland NV	8,937	301
	Aegon NV	85,548	291
	Imcd NV	3,285	269
[1]	ABN AMRO Bank NV	17,838	245
	SBM Offshore NV	12,776	202
	TKH Group NV	4,267	193
	ASM International NV	1,322	152
[1]	Signify NV	2,962	88
*,1	Just Eat Takeaway (XAMS)	980	86
*	Altice Europe NV Class B	15,925	83
	Corbion NV	1,456	53
	BE SemiconductorIndustries NV	1,317	51
[1]	Intertrust NV	2,233	37
	Koninklijke Vopak NV	712	34
	Boskalis Westminster	1,540	34
	Aperam SA	1,058	31
	Sligro Food Group NV	1,092	27
*	Oci NV	1,487	25
*	Altice Europe NV	3,147	17
	Koninklijke Volkerwessels NV	623	15
	Wereldhave NV	895	14
	Eurocommercial Properties NV	597	13
[1]	Flow Traders	543	13
	PostNL NV	8,456	13
*	TomTom NV	1,235	13
*,1	Basic-Fit NV	349	12
	Accell Group NV	378	10
	Nsi NV	202	10
	Vastned Retail NV	142	4
[1]	GrandVision NV	113	3
			18,347
New Zealand (0.4%)
	Fisher & Paykel Healthcare Corp. Ltd.	34,150	553
*	a2 Milk Co. Ltd.	37,361	385
	Spark New Zealand Ltd.	125,414	357
	Auckland International Airport Ltd.	62,670	310
	Contact Energy Ltd.	65,599	276
	Meridian Energy Ltd.	33,276	97
	Ryman Healthcare Ltd.	9,448	91
	Fletcher Building Ltd.	16,087	53
	Infratil Ltd.	14,663	47
	Mercury NZ Ltd.	11,981	36
	Chorus Ltd.	8,196	34
	Mainfreight Ltd.	1,339	32
	Kiwi Property Group Ltd.	31,736	29
	Summerset Group Holdings Ltd.	5,141	25

	Precinct Properties New Zealand Ltd.	19,911	24
	Z Energy Ltd.	9,115	23
	Freightways Ltd.	4,706	21
	EBOS Group Ltd.	1,392	20
	Argosy Property Ltd.	16,147	14
	Goodman Property Trust	8,559	12
*	Pushpay Holdings Ltd.	4,800	12
	Kathmandu Holdings Ltd.	5,898	11
	Scales Corp. Ltd.	3,089	8
	Air New Zealand Ltd.	4,685	7
*	Synlait Milk Ltd.	1,759	7
	Tourism Holdings Ltd.	1,445	2
			2,486
Norway (0.5%)
	Dnb ASA	43,265	725
	Telenor ASA	28,842	467
	Mowi ASA	21,602	458
	Yara International ASA	9,253	340
	Storebrand ASA	40,836	262
	Norsk Hydro ASA	88,009	256
	TOMRA Systems ASA	3,281	105
	Bakkafrost P/F	1,192	76
[1]	Entra ASA	4,047	64
	TGS NOPEC Geophysical Co. ASA	2,713	63
	Salmar ASA	1,307	59
	SpareBank 1 SMN	5,532	55
	Schibsted ASA Class B	2,167	52
[1]	Scatec Solar ASA	2,964	52
*	Adevinta ASA	4,622	48
*	Norwegian Finans Holding ASA	4,678	44
	Subsea 7 SA	4,848	44
	SpareBank 1 SR-Bank ASA	4,383	42
	Veidekke ASA	3,082	38
	Gjensidige Forsikring ASA	1,826	37
	Leroy Seafood Group ASA	5,955	37
	Schibsted ASA Class A	1,314	33
[1]	BW LPG Ltd.	4,579	29
[1]	Sbanken ASA	3,743	26
	Frontline Ltd.	2,746	22
	Atea ASA	1,925	22
*	Pgs ASA	13,832	20
*	Nordic Semiconductor ASA	3,513	19
	Grieg Seafood ASA	1,064	14
	Austevoll Seafood ASA	1,525	13
*	BW Offshore Ltd.	2,699	11
	Borregaard ASA	780	8
[1]	Elkem ASA	4,052	8
*,1,^	XXL ASA	5,525	6
*	Borr Drilling Ltd.	2,637	6
	Hoegh LNG Holdings Ltd.	1,642	4

34

ESG International Stock ETF

			Market
			Value•
		Shares	($ 000)
*	Seadrill Ltd.	3,125	3
*	Akastor ASA	3,428	3
*	Norwegian Air Shuttle ASA	874	2
1,*	Aker Solutions ASA	1,196	2
*	BW Energy Ltd.	550	1
*,§	XXL ASA Rights Exp. 03/11/2020	167	—
			3,576
Pakistan (0.0%)
*	SUI Southern Gas Co. Ltd.	677,752	70
	Lucky Cement Ltd.	16,400	52
	Pakistan State Oil Co. Ltd.	40,979	43
	MCB Bank Ltd.	25,800	33
	Habib Bank Ltd.	19,500	20
	SUI Northern Gas Pipeline	41,500	18
	Searle Co. Ltd.	10,300	12
	Kot Addu Power Co. Ltd.	77,500	12
	Millat Tractors Ltd.	2,300	10
*	Hub Power Co. Ltd.	14,012	8
	Engro Corp. Ltd.	2,420	5
	Bank Alfalah Ltd.	15,000	4
			287
Peru (0.0%)
	Cia de Minas Buenaventura SAA ADR	5,921	66

Philippines (0.2%)
	BDO Unibank Inc.	95,060	260
	Ayala Land Inc.	313,900	242
	Bank of the Philippine Islands	119,170	173
	International Container Terminal Services Inc.	31,910	67
	Ayala Corp.	4,030	53
	Cebu Air Inc.	33,720	49
	Wilcon Depot Inc.	130,900	47
	Security Bank Corp.	13,830	42
*	Metropolitan Bank & Trust Co.	35,357	39
	PLDT Inc.	1,850	36
	Jollibee Foods Corp.	10,290	34
	Century Pacific Food Inc.	115,400	33
	Manila Electric Co.	4,610	24
	Globe Telecom Inc.	580	20
	First Gen Corp.	51,000	18
	GT Capital Holdings Inc.	1,080	15
	San Miguel Food and Beverage Inc.	10,320	15
	Aboitiz Power Corp.	18,100	10
	Filinvest Land Inc.	339,000	8
	Manila Water Co. Inc.	31,600	7
	Robinsons Retail Holdings Inc.	5,100	7
	Puregold Price Club Inc.	9,000	7
	Nickel Asia Corp.	144,000	6

*,1	CEMEX Holdings Philippines Inc.	186,933	5
	Vista Land & Lifescapes Inc.	36,100	5
			1,222
Poland (0.2%)
	Powszechna Kasa Oszczednosci Bank Polski SA	48,313	387
	Bank Polska Kasa Opieki SA	11,411	258
	Powszechny Zaklad Ubezpieczen SA	27,669	247
	CD Projekt SA	1,470	105
*	KGHM Polska Miedz SA	4,047	74
*,1	Dino Polska SA	1,370	50
	Santander Bank Polska SA	655	42
*	Orange Polska SA	17,084	27
	Lpp SA	13	23
	Budimex SA	446	20
	Kernel Holding SA	1,327	15
*	mBank SA	187	14
*	Bank Millennium SA	11,269	14
	Kruk SA	302	11
*	Alior Bank SA	1,967	10
	Ccc SA	469	9
	Asseco Poland SA	557	9
	Cyfrowy Polsat SA	1,253	8
*	AmRest Holdings SE	574	6
*	Energa SA	2,079	4
	PKP Cargo SA	735	2
			1,335
Portugal (0.0%)
	Jeronimo Martins SGPS SA	3,893	69
	Banco Comercial Portugues SA	233,478	42
	CTT-Correios de Portugal SA	11,496	30
	EDP Renovaveis SA	1,928	26
	Nos Sgps SA	4,992	20
	Sonae SGPS SA	24,793	19
	REN - Redes Energeticas Nacionais SGPS SA	6,873	19
	Mota-Engil SGPS SA	10,000	15
	Navigator Co. SA	4,298	13
	Altri SGPS SA	1,635	9
			262
Qatar (0.3%)
	Qatar National Bank QPSC	160,963	822
*	Masraf Al Rayan QSC	125,228	138
	Industries Qatar QSC	49,484	122
	Qatar Fuel QSC	18,465	97

35

ESG International Stock ETF

			Market
			Value•
		Shares	($ 000)
	Commercial Bank PSQC	74,240	90
*	Mesaieed Petrochemical Holding Co.	168,227	80
	Qatar Gas Transport Co. Ltd.	120,916	71
	Qatar International Islamic Bank QSC	30,001	69
	Barwa Real Estate Co.	70,000	59
	Ooredoo QPSC	27,917	48
	Doha Bank QPSC	74,983	47
	Vodafone Qatar QSC	109,533	31
*	United Development Co. QSC	80,662	27
	Medicare Group	9,591	17
*	Ezdan Holding Group QSC	50,710	7
			1,725
Russia (0.4%)
	Sberbank of Russia PJSC	358,760	1,270
	Mobile TeleSystems PJSC	34,020	165
	AK Transneft OAO Preference Shares	54	123
	Inter RAO UES PJSC	1,083,000	85
[1]	Detsky Mir PJSC	46,470	78
	Polyus PJSC	617	78
	Magnit PJSC	1,538	74
	VTB Bank PJSC (MISX)	92,410,000	60
	Moscow Exchange MICEX-RTS PJSC	34,870	52
	Sistema PJSFC	198,900	49
	Aeroflot PJSC	33,650	48
	TGC-1 PJSC	209,400,000	45
	Novolipetsk Steel PJSC	22,270	42
	VTB Bank PJSC (XLON)	32,335	42
	OGK-2 PJSC	3,581,000	36
	Polyus PJSC GDR	557	35
	M.Video PJSC	4,770	35
	Lenenergo PJSC Preference Shares	14,320	30
	TMK PJSC	37,380	29
	Enel Russia PJSC	1,899,000	27
	RusHydro PJSC	2,707,000	26
	PhosAgro PJSC	732	26
	Rosseti PJSC	835,000	18
	Rostelecom PJSC	13,790	18

	Federal Grid Co. Unified Energy System PJSC	3,960,000	12
	Mosenergo PJSC	327,000	11
	Unipro PJSC	202,000	9
			2,523
Saudi Arabia (0.3%)
	Al Rajhi Bank	31,841	519
	Saudi Basic Industries Corp.	21,633	450
	National Commercial Bank	36,961	430
	Saudi Arabian Mining Co.	8,364	83
	Saudi Airlines Catering Co.	3,366	81
	Saudi Ground Services Co.	9,489	80
*	Savola Group	8,265	72
	Almarai Co. JSC	5,676	69
*	Etihad Etisalat Co.	10,003	60
	Abdullah Al Othaim Markets Co.	2,306	50
*	Fawaz Abdulaziz Al Hokair & Co.	6,736	50
	Yanbu Cement Co.	4,686	46
	Sahara International Petrochemical Co.	9,166	37
*	Arabian Centres Co. Ltd.	4,093	30
*	Mobile Telecommunications Co. Saudi Arabia	10,356	27
	National Industrialization Co.	6,051	19
			2,103
Singapore (1.0%)
	DBS Group Holdings Ltd.	78,200	1,367
	Oversea-Chinese Banking Corp. Ltd.	135,900	1,046
	United Overseas Bank Ltd.	53,900	962
	Singapore Telecommunications Ltd.	285,700	619
	Singapore Exchange Ltd.	58,900	364
	Keppel Corp. Ltd.	78,000	360
	CapitaLand Ltd.	131,700	337
	City Developments Ltd.	45,000	322
	UOL Group Ltd.	55,700	299
	ComfortDelGro Corp. Ltd.	174,100	247
	Singapore Press Holdings Ltd.	178,300	245
	Wilmar International Ltd.	80,100	231
	Venture Corp. Ltd.	5,700	69

36

ESG International Stock ETF

			Market
			Value•
		Shares	($ 000)
	Mapletree Industrial Trust	32,100	62
	Mapletree Logistics Trust	44,800	60
	NetLink NBN Trust	80,700	57
	Keppel DC REIT	29,028	49
	Manulife US REIT	44,394	43
	Keppel REIT	46,800	41
	Mapletree North Asia Commercial Trust	44,900	36
	Ascendas India Trust	28,000	33
	Sembcorp Industries Ltd.	24,200	32
	Ascott Residence Trust	29,800	25
	Golden Agri-Resources Ltd.	168,800	24
	Sabana Shari’ah Compliant
	Industrial REIT	61,100	20
	Hutchison Port Holdings Trust	129,400	19
	Olam International Ltd.	14,300	18
*	Sembcorp Marine Ltd.	22,100	17
	Esr-Reit	44,761	17
	Raffles Medical Group Ltd.	23,700	17
	Eagle Hospitality Trust	38,000	15
	Frasers Commercial Trust	12,400	15
	CapitaLand Retail China Trust	14,200	14
	Far East Hospitality Trust	30,500	13
	Cache Logistics Trust	19,000	9
	Accordia Golf Trust	20,100	9
	Frasers Logistics &Industrial Trust	9,800	9
	Lippo Malls Indonesia Retail Trust	32,400	5
	StarHub Ltd.	4,400	5
*	Yoma Strategic Holdings Ltd.	20,000	5
§	Best World International Ltd.	3,000	3
	SATS Ltd.	800	2
			7,142
South Africa (1.3%)
	Naspers Ltd.	16,958	2,652
	Standard Bank Group Ltd.	54,313	522
	FirstRand Ltd.	129,188	461
	Bid Corp. Ltd.	17,791	322
	Absa Group Ltd.	36,587	315
	Sanlam Ltd.	73,172	307
	Remgro Ltd.	29,333	305
*	Impala Platinum Holdings Ltd.	32,154	261
	Capitec Bank Holdings Ltd.	2,949	250
	Bidvest Group Ltd.	20,907	244
	RMB Holdings Ltd.	52,108	239
	Nedbank Group Ltd.	20,242	231
	Clicks Group Ltd.	15,279	231
	Gold Fields Ltd.	37,849	230
	PSG Group Ltd.	16,222	197
	SPAR Group Ltd.	17,476	188
	Old Mutual Ltd.	179,940	183
	Shoprite Holdings Ltd.	24,328	177
	Foschini Group Ltd.	21,253	171
	AVI Ltd.	35,728	167
	Vodacom Group Ltd.	21,861	156
	Growthpoint Properties Ltd.	133,001	152
	Redefine Properties Ltd.	436,652	152
	Mr Price Group Ltd.	14,259	140
	Tiger Brands Ltd.	11,998	118
	Anglo American Platinum Ltd.	1,559	105
	Discovery Ltd.	12,499	78
*	Aspen Pharmacare Holdings Ltd.	12,011	77
*	Northam Platinum Ltd.	8,434	61
*	MultiChoice Group	6,483	38
	NEPI Rockcastle plc	4,932	37
	Netcare Ltd.	23,285	28
	Pick n Pay Stores Ltd.	7,522	27
*	Harmony Gold Mining Co. Ltd.	7,711	27
	Pioneer Foods Group Ltd.	3,809	27
	Rand Merchant Investment Holdings Ltd.	16,193	26
	Fortress REIT Ltd.	23,070	24
	Truworths International Ltd.	7,419	22
	AECI Ltd.	3,214	22
	Woolworths Holdings Ltd.	8,701	21
	Barloworld Ltd.	3,920	20
	Motus Holdings Ltd.	3,936	19
	Investec Ltd.	3,376	18
	Liberty Holdings Ltd.	2,847	17
	JSE Ltd.	2,651	17
	Hyprop Investments Ltd.	5,458	16
*	Sappi Ltd.	7,124	13
1	Dis-Chem Pharmacies Ltd.	8,756	13
	Kumba Iron Ore Ltd.	660	12
	Momentum Metropolitan Holdings	10,419	12
	Coronation Fund Managers Ltd.	4,546	12
	Santam Ltd.	637	10
	KAP Industrial Holdings Ltd.	42,829	8
	Massmart Holdings Ltd.	2,664	8
	Telkom SA SOC Ltd.	4,621	8
	SA Corporate Real Estate Ltd.	52,269	7
	Resilient REIT Ltd.	1,780	7
	Assore Ltd.	497	6
	Astral Foods Ltd.	453	5
*	Super Group Ltd.	3,557	5

37

ESG International Stock ETF

			Market
			Value•
		Shares	($ 000)
	Imperial Logistics Ltd.	1,382	4
*	Nampak Ltd.	14,448	3
	Lewis Group Ltd.	1,258	2
*	PPC Ltd.	14,109	1
			9,234
South Korea (3.2%)
	Samsung Electronics Co. Ltd.	163,318	7,351
	Samsung Electronics Co.
	Ltd. Preference Shares	46,178	1,763
	SK Hynix Inc.	18,805	1,390
	NAVER Corp.	4,791	688
	LG Chem Ltd.	1,623	492
	Hyundai Motor Co.	4,945	472
	Shinhan Financial Group Co. Ltd.	17,277	462
	KB Financial Group Inc.	13,772	435
	Samsung SDI Co. Ltd.	1,775	431
	Hyundai Mobis Co. Ltd.	2,222	388
	LG Household & Health Care Ltd.	353	356
	Hana Financial Group Inc.	10,465	271
	Samsung Electro-Mechanics Co. Ltd.	1,933	204
	Kakao Corp.	1,343	193
	Samsung Fire & Marine Insurance Co. Ltd.	1,167	190
	LG Electronics Inc.	3,386	170
	Woori Financial Group Inc.	20,256	161
*,1	Samsung Biologics Co. Ltd.	411	158
	Samsung Securities Co. Ltd.	5,613	154
	Mirae Asset Daewoo Co. Ltd.	29,017	153
	BNK Financial Group Inc.	27,574	140
	Samsung SDS Co. Ltd.	1,002	139
	SK Telecom Co. Ltd. (XKRX)	729	128
	S-Oil Corp.	2,228	124
	Industrial Bank of Korea	15,365	121
	Amorepacific Corp.	839	111
	Amorepacific Corp. Preference Shares	1,798	109
	CJ CheilJedang Corp.	509	102
	Samsung Life Insurance Co. Ltd.	2,043	98
*	LG Display Co. Ltd.	8,432	96
	Coway Co. Ltd.	1,634	93
	Lotte Chemical Corp.	538	84
	DB Insurance Co. Ltd.	2,259	81
	SK Securities Co. Ltd.	168,085	75
	Hankook Tire & Technology Co. Ltd.	3,490	73
	Hyundai Motor Co. 2nd Preference Shares	1,130	70

	Hyundai Motor Co. Preference Shares	1,144	63
	Lotte Corp.	2,544	61
	Green Cross Corp.	636	59
	Fila Holdings Corp.	1,837	58
	Hyundai Department Store Co. Ltd.	1,007	58
	Hanjin Kal Corp.	996	56
*	Samsung Engineering Co. Ltd.	4,681	55
	Samchully Co. Ltd.	817	53
	LG Innotek Co. Ltd.	473	51
	Lotte Shopping Co. Ltd.	626	50
	KISCO Corp.	14,830	47
	Modetour Network Inc.	3,999	46
	LEENO Industrial Inc.	690	46
	SK Telecom Co. Ltd. (XNYS)	2,400	46
	AMOREPACIFIC Group	846	43
*	Samsung Heavy Industries Co. Ltd.	8,869	43
	LG Uplus Corp.	3,887	42
	Douzone Bizon Co. Ltd.	578	42
	Hankook Shell Oil Co. Ltd.	192	41
	DB HiTek Co. Ltd.	1,889	38
	Hyundai Marine & Fire Insurance Co. Ltd.	2,048	38
	LG Electronics Inc.Preference Shares	1,903	38
	Eo Technics Co. Ltd.	486	36
	Chong Kun Dang Pharmaceutical Corp.	485	35
	JB Financial Group Co. Ltd.	8,231	34
	WONIK IPS Co. Ltd.	1,267	34
	Hyundai Glovis Co. Ltd.	321	33
*	Korea Line Corp.	2,290	32
	E1 Corp.	958	32
	Posco ICT Co. Ltd.	8,529	32
	Koh Young Technology Inc.	396	32
*	CUROCOM Co. Ltd.	15,418	30
*	HLB Life Science CO Ltd.	1,542	30
	Samsung Card Co. Ltd.	1,055	29
	DGB Financial Group Inc.	6,168	29
	Cheil Worldwide Inc.	1,797	29
*	Eusu Holdings Co. Ltd.	5,670	28
	Interpark Holdings Corp.	19,256	28
*	SFA Semicon Co. Ltd.	5,895	28
*	GemVax & Kael Co. Ltd.	1,162	27
	Korea Asset In Trust Co. Ltd.	13,066	27
*	Hyundai Merchant Marine Co. Ltd.	9,710	26
	Hyundai Steel Co.	1,316	26
	Meritz Securities Co. Ltd.	8,815	25

38

ESG International Stock ETF

			Market
			Value•
		Shares	($ 000)
	Dae Han Flour Mills Co. Ltd.	236	25
	HS Industries Co. Ltd.	2,693	24
	DB Financial Investment Co. Ltd.	8,159	24
	NICE Information Service Co. Ltd.	1,830	24
	Hana Tour Service Inc.	693	24
	TK Corp.	3,160	23
*	Innox Advanced Materials Co. Ltd.	658	23
*	Seobu T&D	4,039	23
	It’s Hanbul Co. Ltd.	1,850	23
*	Wonik Holdings Co. Ltd.	6,264	23
	NICE Holdings Co. Ltd.	1,308	22
	Iljin Materials Co. Ltd.	565	22
	CJ Freshway Corp.	1,235	22
	NEPES Corp.	891	22
*	Samsung Pharmaceutical Co. Ltd.	7,549	22
*	Komipharm International Co. Ltd.	1,335	21
	Dong-A Socio Holdings Co. Ltd.	303	21
*	SBS Media Holdings Co. Ltd.	14,321	21
	Hanwha Solutions Corp.	1,404	21
	Sam Young Electronics Co. Ltd.	3,282	21
	NS Shopping Co. Ltd.	3,459	21
*	KONA I Co. Ltd.	1,364	21
	Mirae Asset Life Insurance Co. Ltd.	6,228	21
	Mando Corp.	827	21
	Yuhan Corp.	116	21
*	BH Co. Ltd.	1,372	20
	iMarketKorea Inc.	2,649	20
	Hansol Chemical Co. Ltd.	261	20
*	Hansol Holdings Co. Ltd.	8,018	20
*	Mezzion Pharma Co. Ltd.	166	20
*	Humax Co. Ltd.	5,470	20
*	Duk San Neolux Co. Ltd.	689	19
	Advanced Process Systems Corp.	837	19
*	Able C&C Co. Ltd.	2,269	19
	Soulbrain Co. Ltd.	258	19
	Samwha Capacitor Co. Ltd.	380	19
*	Dongkuk Steel Mill Co. Ltd.	4,757	19
*	G-treeBNT Co. Ltd.	926	18
	Seoul Semiconductor Co. Ltd.	1,472	18
*	Hanall Biopharma Co. Ltd.	930	18
	Sung Kwang Bend Co. Ltd.	2,710	18
	Ecopro Co. Ltd.	957	18
	KISWIRE Ltd.	1,290	18

	DoubleUGames Co. Ltd.	531	18
	F&F Co. Ltd.	231	18
	JYP Entertainment Corp.	1,012	18
	Binggrae Co. Ltd.	388	17
	Partron Co. Ltd.	2,262	17
	Ssangyong Cement Industrial Co. Ltd.	4,172	17
	Korean Air Lines Co. Ltd.	935	17
*	DIO Corp.	608	17
	Korea Real Estate Investment & Trust Co. Ltd.	10,579	17
	Hanon Systems	1,909	17
	Korea Electric Terminal Co. Ltd.	619	17
	GOLFZON Co. Ltd.	418	17
	POSCO Chemical Co. Ltd.	357	16
	COSMAX NBT Inc.	3,541	16
	Dongwon Industries Co. Ltd.	100	16
	SK Gas Ltd.	252	16
*	Asiana Airlines Inc.	4,657	16
	Shinsegae International Inc.	106	16
	DongKook Pharmaceutical Co. Ltd.	225	16
	Cosmax BTI Inc	1,637	16
	Com2uSCorp	191	16
	Silicon Works Co. Ltd.	558	15
	Jusung Engineering Co. Ltd.	3,039	15
	Cosmax Inc.	247	15
*	Aprogen pharmaceuticals Inc.	12,249	15
	Samyang Holdings Corp.	378	15
	YG Entertainment Inc.	616	15
	Ahnlab Inc.	342	15
	Young Poong Corp.	31	15
*	SM Entertainment Co. Ltd.	641	15
*	COSON Co. Ltd.	3,236	15
	KCC Corp.	110	15
	Toptec Co. Ltd.	1,853	15
	Hyundai Elevator Co. Ltd.	329	15
*	Oscotec Inc.	862	15
*	Homecast Co. Ltd.	4,311	15
	L&F Co. Ltd.	807	15
	ST Pharm Co. Ltd.	603	15
	Daea TI Co. Ltd.	4,255	14
*	Coreana Cosmetics Co. Ltd.	4,004	14
	Kolon Industries Inc.	506	14
	SKCKOLONPI Inc.	497	14
	Namyang Dairy Products Co. Ltd.	45	14
	LG Household & Health Care Ltd. Preference Shares	23	14
	Hansol Paper Co. Ltd.	1,268	14

39

ESG International Stock ETF

			Market
			Value•
		Shares	($ 000)
	Kolmar Korea Holdings Co. Ltd.	763	14
	Sungwoo Hitech Co. Ltd.	5,271	13
	ICD Co. Ltd.	931	13
	Maeil Dairies Co. Ltd.	192	13
	INTOPS Co. Ltd.	1,295	13
*	KH Vatec Co. Ltd.	759	13
*	Telcon RF Pharmaceutical Inc.	3,343	13
	KC Co. Ltd.	1,095	13
	Hyosung Chemical Corp.	146	13
	Samyang Corp.	405	13
	Youlchon Chemical Co. Ltd.	1,220	12
	TES Co. Ltd.	687	12
*	Peptron Inc.	949	12
*	Insun ENT Co. Ltd.	2,089	12
	Huons Global Co. Ltd.	507	12
*	CJ Logistics Corp.	108	12
*	CMG Pharmaceutical Co. Ltd.	3,943	12
	Kolmar Korea Co. Ltd.	347	12
	Huons Co. Ltd.	315	12
*	Leaders Cosmetics Co. Ltd.	3,390	11
	Sangsangin Co. Ltd.	1,742	11
	KC Tech Co. Ltd.	745	11
	Hanil Cement Co. Ltd.	187	11
	Hanjin Transportation Co. Ltd.	434	11
	Hanwha General Insurance Co. Ltd.	6,091	11
	Tongyang Inc.	9,624	11
	BGF retail Co. Ltd.	88	11
	Eugene Investment & Securities Co. Ltd.	6,615	11
	Daishin Securities Co. Ltd.	1,382	11
*	Enzychem Lifesciences Corp.	225	11
*	Neowiz	774	11
*	Interflex Co. Ltd.	1,048	11
	Vieworks Co. Ltd.	424	11
*	Genexine Co. Ltd.	211	11
	Dongjin Semichem Co. Ltd.	839	11
*	Naturecell Co. Ltd.	1,694	10
	Meritz Fire & Marine Insurance Co. Ltd.	835	10
	Korean Reinsurance Co.	1,499	10
	i-SENS Inc.	589	10
	Hyundai Construction Equipment Co. Ltd.	572	10
	Kumho Petrochemical Co. Ltd.	196	10
*	Inscobee Inc.	3,923	9
*	Lumens Co. Ltd.	5,378	9
	Daeduck Electronics Co.	1,156	9
*	Hansol Technics Co. Ltd.	1,554	9
	Cuckoo Homesys Co. Ltd.	288	9

	Chongkundang Holdings Corp.	97	9
	LOTTE Fine Chemical Co. Ltd.	311	9
	OCI Co. Ltd.	207	8
*	Hugel Inc.	27	8
	SK Materials Co. Ltd.	68	8
	LG Chem Ltd. Preference Shares	52	8
*	Anterogen Co. Ltd.	291	8
*	Feelux Co. Ltd.	1,807	8
	Foosung Co. Ltd.	1,294	8
*	Ananti Inc.	1,359	8
	Seegene Inc.	251	8
*	ABLBio Inc.	516	8
	Youngone Corp.	290	8
*	Lotte Tour Development Co. Ltd.	881	8
*	Lutronic Corp.	1,359	8
*	Hyosung Heavy Industries Corp.	457	7
	Byucksan Corp.	5,036	7
*	Jenax Inc.	1,050	6
	Dae Hwa Pharmaceutical Co. Ltd.	783	6
	Innocean Worldwide Inc.	112	6
	Songwon Industrial Co. Ltd.	652	6
	KTB Investment & Securities Co. Ltd.	3,521	6
*	Eutilex Co. Ltd.	140	6
*	GNCO Co. Ltd.	5,594	6
*	Vidente Co. Ltd.	1,044	6
	Lock&Lock Co. Ltd.	549	5
	KIWOOM Securities Co. Ltd.	98	5
*	Webzen Inc.	432	5
	LS Industrial Systems Co. Ltd.	143	5
	Taeyoung Engineering & Construction Co. Ltd.	477	5
*	Hyosung Advanced
	Materials Corp.	74	5
*	Medipost Co. Ltd.	191	4
	Green Cross Holdings Corp.	304	4
	Sam Chun Dang Pharm Co. Ltd.	130	4
*	Pharmicell Co. Ltd.	671	4
*	Osstem Implant Co. Ltd.	154	4
*	Binex Co. Ltd.	705	4
	InBody Co. Ltd.	250	4
	Dong-A ST Co. Ltd.	55	4
	Taekwang Industrial Co. Ltd.	6	4
	Woongjin Thinkbig Co. Ltd.	1,970	4
	Halla Holdings Corp.	135	4
*	Amicogen Inc.	213	4
*	Yuyang DNU Co. Ltd.	2,639	4

40

ESG International Stock ETF

			Market
			Value•
		Shares	($ 000)
*	LegoChem Biosciences Inc.	101	4
*	Esmo Corp.	3,938	4
*	Gamevil Inc.	207	4
*	CrystalGenomics Inc.	405	4
*	Cafe24 Corp.	127	4
	Hyundai Greenfood Co. Ltd.	509	4
	Daekyo Co. Ltd.	867	4
	Hancom Inc.	421	4
	Sebang Global Battery Co. Ltd.	134	3
	SL Corp.	274	3
*,§	Cellumed Co. Ltd.	685	3
	Daesang Corp.	202	3
	Bukwang Pharmaceutical Co. Ltd.	308	3
	Dentium Co. Ltd.	91	3
	GS Home Shopping Inc.	31	3
	Hyundai Home Shopping Network Corp.	52	3
*	NKMax Co. Ltd.	397	3
	Wemade Co. Ltd.	118	3
	Handsome Co. Ltd.	146	3
	CJ CGV Co. Ltd.	146	3
	Youngone Holdings Co. Ltd.	84	3
	Daewoong Pharmaceutical Co. Ltd.	32	3
	Hansae Co. Ltd.	229	3
*	iNtRON Biotechnology Inc.	283	3
	LF Corp.	230	2
*	Stcube	278	2
*	KCC Glass Corp.	103	2
	AK Holdings Inc.	111	2
*	Agabang&Company	560	2
*	Ssangyong Motor Co.	912	1
	Humedix Co. Ltd.	87	1
*	Studio Dragon Corp.	21	1
	Namhae Chemical Corp.	198	1
	Hanil Holdings Co. Ltd.	38	1
	Hyundai Livart Furniture Co. Ltd.	55	—
			21,745
Spain (1.6%)
	Banco Santander SA (XMAD)	619,784	2,291
	Industria de Diseno Textil SA	42,493	1,326
	Banco Bilbao Vizcaya Argentaria SA	258,379	1,238
	Amadeus IT Group SA	16,073	1,139
	Telefonica SA	171,943	1,023
1	Cellnex Telecom SA	13,016	635
	CaixaBank SA	158,921	409
1	Aena SME SA	2,423	390
	Enagas SA	13,806	358

	Grifols SA Preference Shares	13,719	298
	Banco de Sabadell SA	312,292	274
	Bankinter SA	45,479	269
	Grifols SA	8,294	267
	Merlin Properties Socimi SA	18,304	236
	Bankia SA	94,925	151
	Bolsas y Mercados Espanoles SHMSF SA	2,202	84
	Viscofan SA	911	49
	Inmobiliaria Colonial Socimi SA	3,756	48
*	Masmovil Ibercom SA	2,383	47
	Faes Farma SA	8,300	40
	Banco Santander SA (XMEX)	9,806	35
	Mapfre SA	13,921	31
	Corp Financiera Alba SA	679	30
	Acerinox SA	3,193	30
	Prosegur Cia de Seguridad SA	6,488	24
	Zardoya Otis SA	3,083	23
	Neinor Homes SA	1,895	22
	Cia de Distribucion Integral Logista Holdings SA	1,020	21
1	Unicaja Banco SA	20,814	19
*	Almirall SA	1,397	18
1	Prosegur Cash SA	12,332	18
*	Fluidra SA	1,229	17
	Lar Espana Real Estate Socimi SA	2,012	14
*	Pharma Mar SA	3,177	14
*	Sacyr SA	3,614	10
1	Metrovacesa SA	937	9
1	Euskaltel SA	978	9
*	Fomento de Construcciones y Contratas SA	641	8
	Construcciones y Auxiliar de Ferrocarriles SA	129	6
*	Promotora de Informaciones SA	3,532	5
1	Gestamp Automocion SA	1,513	5
	Ence Energia y Celulosa SA	1,476	5
			10,945
Sweden (2.3%)
	Atlas Copco AB Class A	33,457	1,193
	Telefonaktiebolaget LM Ericsson Class B	125,312	1,005
	Volvo AB Class B	57,730	906
	Assa Abloy AB	37,960	854
	Essity AB Class B	23,849	719

41

ESG International Stock ETF

			Market
			Value•
		Shares	($ 000)
	Hennes & Mauritz AB
	Class B	39,499	717
	Swedbank AB Class A	41,673	633
	Skandinaviska Enskilda
	Banken AB Class A	59,823	573
	Svenska Handelsbanken
	AB Class A	53,626	542
	Investor AB Class A	10,024	501
	Industrivarden AB Class A	21,216	494
	Investor AB Class B	9,616	482
	Skanska AB Class B	21,373	471
	SKF AB	23,928	423
	Tele2 AB	27,768	404
	Telia Co. AB	99,406	394
	Svenska Cellulosa AB SCA
	Class B	40,216	386
	Castellum AB	16,088	371
*	Boliden AB	17,060	358
*	Kinnevik AB	16,175	329
	Trelleborg AB Class B	19,541	305
	Securitas AB Class B	21,824	296
	Electrolux AB Class B	14,172	288
	Epiroc AB Class A	24,308	281
*	Swedish Orphan Biovitrum
	AB	12,904	222
	Elekta AB Class B	19,761	210
	Atlas Copco AB	5,039	156
	Fabege AB	6,734	111
	Getinge AB	6,338	106
	Nibe Industrier AB	5,626	92
	Epiroc AB Class B	6,302	71
	AAK AB	3,992	69
	Nordic Entertainment
	Group AB Class B	2,117	64
1	Dometic Group AB	7,267	62
	Pandox AB Class B	2,924	55
	Kungsleden AB	5,167	53
	Holmen AB	1,851	52
	Wihlborgs Fastigheter AB	2,704	52
	ICA Gruppen AB	1,361	51
	Loomis AB Class B	1,400	49
	BillerudKorsnas AB	3,952	48
	NCC AB Class B	2,731	48
	Husqvarna AB	6,867	46
	JM AB	1,606	44
1	Thule Group AB	1,949	43
	SSAB AB Class B	14,204	41
	Axfood AB	2,093	39
1	Bravida Holding AB	3,873	35
	Wallenstam AB	2,737	34
	Hexpol AB	4,265	32
*	Avanza Bank Holding AB	3,189	32
	Vitrolife AB	1,844	31
	Intrum AB	1,213	30

	Beijer Ref AB	1,086	30
	Hufvudstaden AB Class A	1,589	29
*	AddTech AB	945	27
	Mycronic AB	1,887	27
	Peab AB Class B	2,389	24
	Investment AB Latour	1,517	24
	Nobia AB	3,638	24
*	Sectra AB Class B	631	23
	Klovern AB	9,927	23
*	Nyfosa AB	2,616	21
*	Modern Times Group MTG AB Class B	2,266	20
	Lindab International AB	1,607	19
	Bure Equity AB	985	19
1	Scandic Hotels Group AB	1,928	18
	Bonava AB	2,184	17
	Bilia AB	1,704	16
	Nolato AB Class B	282	15
	Svenska Handelsbanken AB	1,415	15
	Cloetta AB	4,552	14
*	Mekonomen AB	1,764	14
*	Collector AB	4,677	13
	Concentric AB	909	13
	Ratos AB	4,064	13
	Catena AB	372	12
	Klovern AB Preference Shares	279	10
	Clas Ohlson AB	967	10
*	Adapteo Oyj	805	9
	Arjo AB	1,525	8
*	SAS AB	6,747	7
	Munters Group AB	1,379	6
1	Attendo AB	1,249	6
1	Resurs Holding AB	1,152	6
*	Samhallsbyggnadsbolaget i Norden AB	1,467	4
*	Hansa Biopharma AB	352	3
	SkiStar AB	284	3
			15,445
Switzerland (6.1%)
	Nestle SA	111,703	11,495
	Roche Holding AG	26,683	8,580
	Zurich Insurance Group AG	5,337	2,067
	Cie Financiere Richemont SA	19,865	1,362
	UBS Group AG	117,560	1,295
	Givaudan SA	376	1,171
	Lonza Group AG	2,926	1,168
*	Alcon Inc.	16,005	979
	Swiss Re AG	10,109	962
	Credit Suisse Group AG	83,670	940
	Geberit AG	1,565	781
	Swiss Life Holding AG	1,539	707

42

ESG International Stock ETF

			Market
			Value•
		Shares	($ 000)
	Partners Group Holding AG	743	645
	Sonova Holding AG	2,680	640
	Swiss Prime Site AG	4,475	540
	Straumann Holding AG	568	534
	Swisscom AG	967	516
	Schindler Holding AG	2,117	475
	Adecco Group AG	8,654	463
	Julius Baer Group Ltd.	10,316	434
	Baloise Holding AG	2,665	431
	Vifor Pharma AG	2,425	407
	Temenos AG	2,762	395
	Kuehne & Nagel International AG	2,630	385
	Chocoladefabriken Lindt & Spruengli AG	47	368
	Cembra Money Bank AG	2,988	336
	Roche Holding AG (Bearer)	1,040	330
	Logitech International SA	8,301	322
[1]	Galenica AG	4,504	305
	Clariant AG	14,277	303
	Georg Fischer AG	346	297
*	Helvetia Holding AG	2,188	292
	Flughafen Zurich AG	1,677	254
[1]	Sunrise Communications Group AG	3,016	245
	Mobimo Holding AG	811	244
	Dufry AG	2,629	193
	Barry Callebaut AG	77	159
*	ams AG	4,012	139
	Allreal Holding AG	433	93
	PSP Swiss Property AG	596	88
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1	87
[1]	VAT Group AG	640	87
	Belimo Holding AG	10	65
	SIG Combibloc Group AG	4,370	65
	Tecan Group AG	216	60
	Schindler Holding AG (Registered)	272	59
	Banque Cantonale Vaudoise	68	55
*	Idorsia Ltd.	1,727	46
	Vontobel Holding AG	682	45
	Bucher Industries AG	144	45
	Landis&Gyr Group AG	446	37
	Forbo Holding AG	24	35
	Siegfried Holding AG	79	34
	Valiant Holding AG	342	34
	dormakaba Holding AG	56	33
	Emmi AG	38	33
	SFS Group AG	377	31
	Conzzeta AG	28	29
*	Aryzta AG	31,013	27
	Daetwyler Holding AG	164	26
	Schweiter Technologies AG	21	25

	Valora Holding AG	88	22
	Inficon Holding AG	30	21
	Bachem Holding AG	118	20
	HBM Healthcare Investments AG	83	19
	Intershop Holding AG	28	19
	Burckhardt Compression Holding AG	79	19
	Komax Holding AG	96	18
	Ypsomed Holding AG	120	17
	Kardex AG	107	17
	Zehnder Group AG	334	16
	VZ Holding AG	43	15
	LEM Holding SA	11	14
	Vetropack Holding AG	5	13
	DKSH Holding AG	181	10
	Berner Kantonalbank AG	42	10
	Interroll Holding AG	5	9
	Implenia AG	164	8
	Comet Holding AG	53	7
*	GAM Holding AG	1,791	6
	u-blox Holding AG	59	5
	St. Galler Kantonalbank AG	10	5
*	COSMO Pharmaceuticals NV	59	4
	Ascom Holding AG	373	3
*	Meyer Burger Technology AG	7,432	2
			42,597
Taiwan (4.3%)
	Taiwan Semiconductor
	Manufacturing Co. Ltd.	913,174	9,415
	Hon Hai Precision Industry Co. Ltd.	423,400	1,105
	MediaTek Inc.	53,104	617
	Formosa Plastics Corp.	161,000	481
	Chunghwa Telecom Co. Ltd.	127,000	450
	Nan Ya Plastics Corp.	192,000	429
	Largan Precision Co. Ltd.	3,000	424
	E.Sun Financial Holding Co. Ltd.	433,108	413
	Uni-President Enterprises Corp.	164,000	393
	Cathay Financial Holding Co. Ltd.	272,052	356
	Mega Financial Holding Co. Ltd.	331,000	351
	China Steel Corp.	458,000	347
	Delta Electronics Inc.	76,000	345
	ASE Technology Holding Co. Ltd.	139,000	322
	First Financial Holding Co. Ltd.	393,200	306

43

ESG International Stock ETF

			Market
			Value•
		Shares	($ 000)
	Taiwan Cement Corp.	217,497	300
	Hua Nan Financial Holdings Co. Ltd.	409,366	290
	Taiwan Cooperative Financial Holding Co. Ltd.	417,720	287
	Quanta Computer Inc.	131,000	264
	Formosa Chemicals & Fibre Corp.	92,000	247
	Taiwan Mobile Co. Ltd.	65,000	224
	Hotai Motor Co. Ltd.	11,000	223
	Yuanta Financial Holding Co. Ltd.	354,000	221
	Taishin Financial Holding Co. Ltd.	472,983	220
	United Microelectronics Corp.	395,000	197
	Pou Chen Corp.	171,000	190
	Foxconn Technology Co. Ltd.	94,000	182
	Yageo Corp.	14,000	181
	WPG Holdings Ltd.	141,680	180
	Lite-On Technology Corp.	125,000	178
	President Chain Store Corp.	18,000	176
	Catcher Technology Co. Ltd.	22,000	165
	Powertech Technology Inc.	49,000	160
	Ruentex Development Co. Ltd.	118,000	159
	Shin Kong Financial Holding Co. Ltd.	514,206	153
	Bank of Kaohsiung Co. Ltd.	470,291	152
	Chang Hwa Commercial Bank Ltd.	197,560	151
*	AGV Products Corp.	610,000	148
	Asustek Computer Inc.	22,000	147
	Far EasTone Telecommunications Co. Ltd.	65,000	141
	Synnex Technology International Corp.	109,000	134
	China Development Financial Holding Corp.	439,000	132
	SinoPac Financial Holdings Co. Ltd.	296,000	125
	Win Semiconductors Corp.	14,000	122
	Novatek Microelectronics Corp.	18,000	113
	Innolux Corp.	427,000	110
	Walsin Technology Corp.	16,000	109
	AU Optronics Corp.	351,000	109
	Cheng Shin Rubber Industry Co. Ltd.	84,000	108
*	China Life Insurance Co. Ltd.	132,278	104

	Pegatron Corp.	48,000	98
	Realtek Semiconductor Corp.	12,000	87
	Accton Technology Corp.	16,000	84
	Infortrend Technology Inc.	208,000	84
	Compal Electronics Inc.	130,000	78
	Airtac International Group	5,000	78
	Zhen Ding Technology Holding Ltd.	20,000	75
	Formosan Rubber Group Inc.	116,000	70
	Unimicron Technology Corp.	52,000	67
	Silergy Corp.	2,000	66
	Globalwafers Co. Ltd.	5,000	65
	Tripod Technology Corp.	17,000	61
	Chroma ATE Inc.	13,000	60
	Macronix International	57,000	60
	Hiwin Technologies Corp.	6,120	59
	Asia Cement Corp.	39,000	57
	ITEQ Corp.	12,000	56
	Phison Electronics Corp.	5,000	53
	Compeq Manufacturing Co. Ltd.	42,000	53
	Chicony Electronics Co. Ltd.	19,000	51
	Genius Electronic Optical Co. Ltd.	3,158	50
	Sheng Yu Steel Co. Ltd.	79,000	50
	Senao International Co. Ltd.	47,000	48
	Giant Manufacturing Co. Ltd.	9,000	48
	Taiwan Fertilizer Co. Ltd.	30,000	47
	Eclat Textile Co. Ltd.	4,000	47
	Simplo Technology Co. Ltd.	5,000	46
	Sonix Technology Co. Ltd.	41,000	46
	Lingsen Precision Industries Ltd.	129,000	45
	Far Eastern International Bank	117,000	45
	Nanya Technology Corp.	18,000	45
	Sampo Corp.	73,000	45
	Tong Hsing Electronic Industries Ltd.	9,000	44
	Sino-American Silicon Products Inc.	13,000	44
	FSP Technology Inc.	65,000	44
	Taiwan Business Bank	110,200	43
	Parade Technologies Ltd.	2,000	43
	Vanguard International Semiconductor Corp.	18,000	43
*	Microbio Co. Ltd.	90,000	42

44

ESG International Stock ETF

			Market
			Value•
		Shares	($ 000)
	Feng TAY Enterprise Co. Ltd.	7,500	41
	Inventec Corp.	55,000	41
	Wistron Corp.	46,000	40
	Taiwan High Speed Rail Corp.	35,000	39
	TA Chen Stainless Pipe	39,000	39
	Hsin Kuang Steel Co. Ltd.	41,000	39
	International Games System Co. Ltd.	2,000	39
	Elite Semiconductor Memory Technology Inc.	35,000	39
	King Yuan Electronics Co. Ltd.	37,000	39
	Elite Material Co. Ltd.	10,000	39
	China Metal Products	41,000	39
	TXC Corp.	25,000	39
	King’s Town Bank Co. Ltd.	32,000	39
	Taiwan Union Technology Corp.	9,000	38
	Formosa Taffeta Co. Ltd.	35,000	38
	Taichung Commercial Bank Co. Ltd.	94,404	38
	Radiant Opto-Electronics Corp.	12,000	38
	YC INOX Co. Ltd.	45,000	38
	Taiwan Cogeneration Corp.	34,000	38
	Winbond Electronics Corp.	73,000	37
*	Tatung Co. Ltd.	54,000	37
	Tung Ho Steel Enterprise Corp.	50,000	37
	Test Rite International Co. Ltd.	55,000	36
	FLEXium Interconnect Inc.	10,000	36
	Yieh Phui Enterprise Co. Ltd.	122,300	36
	Syncmold Enterprise Corp.	13,000	36
	Taiwan Surface Mounting Technology Corp.	12,000	36
	Wah Lee Industrial Corp.	20,000	36
	Wowprime Corp.	16,000	36
	FocalTech Systems Co. Ltd.	36,000	36
	Micro-Star International Co. Ltd.	12,000	35
	Acer Inc.	64,000	34
*	Silicon Integrated Systems Corp.	141,000	34
	Taiyen Biotech Co. Ltd.	32,000	34
	Standard Foods Corp.	15,000	33
	Jentech Precision Industrial Co. Ltd.	5,000	33
	Gloria Material Technology Corp.	59,000	33

	Nan Kang Rubber Tire Co. Ltd.	23,000	32
	D-Link Corp.	78,000	32
	Great Wall Enterprise Co. Ltd.	24,250	32
	Tyntek Corp.	76,000	32
	Test Research Inc.	19,000	32
	Supreme Electronics Co. Ltd.	31,000	31
	Poya International Co. Ltd.	2,000	31
*	Concord Securities Co. Ltd.	133,000	31
	Chung-Hsin Electric & Machinery Manufacturing Corp.	36,000	31
	ASPEED Technology Inc.	1,000	31
	Firich Enterprises Co. Ltd.	30,000	30
	United Integrated Services Co. Ltd.	5,000	30
	Flytech Technology Co. Ltd.	12,000	29
	Walsin Lihwa Corp.	64,000	29
	China Electric Manufacturing Corp.	70,600	29
	Hu Lane Associate Inc.	11,000	29
	Far Eastern Department Stores Ltd.	36,000	29
	Ichia Technologies Inc.	61,000	29
	Visual Photonics Epitaxy Co. Ltd.	9,000	28
	A-DATA Technology Co. Ltd.	13,000	28
	Unitech Printed Circuit Board Corp.	32,000	28
	Chilisin Electronics Corp.	8,000	27
	Asia Optical Co. Inc.	10,000	27
	Foxsemicon Integrated Technology Inc.	5,000	27
	Kinik Co.	13,000	26
	KEE TAI Properties Co. Ltd.	71,000	26
*	HannsTouch Solution Inc.	73,000	26
	Chunghwa Precision Test Tech Co. Ltd.	1,000	26
*	Etron Technology Inc.	111,000	26
	Sinbon Electronics Co. Ltd.	6,000	25
	Cheng Uei Precision Industry Co. Ltd.	21,000	25
	Eternal Materials Co. Ltd.	28,000	25
	Chipbond Technology Corp.	13,000	25
	ASMedia Technology Inc.	1,000	25
	ITE Technology Inc.	17,000	25
	Tong-Tai Machine & Tool
	Co. Ltd.	47,000	24

45

ESG International Stock ETF

			Market
			Value•
		Shares	($ 000)
	Sunplus Technology Co Ltd.	69,000	24
	Faraday Technology Corp. Ltd.	17,000	24
	Formosa International Hotels Corp.	5,000	24
*	PChome Online Inc.	7,000	24
	YFY Inc.	53,000	24
	Merida Industry Co. Ltd.	5,000	24
	Sercomm Corp.	10,000	24
	E Ink Holdings Inc.	24,000	24
	Advanced International Multitech Co. Ltd.	20,000	24
	Voltronic Power Technology Corp.	1,050	24
	China Petrochemical Development Corp.	88,200	23
	Cyberlink Corp.	6,000	23
	momo.com Inc.	2,000	23
	Epistar Corp.	25,000	23
	International CSRC Investment Holdings Co.	25,990	23
	TCI Co. Ltd.	3,297	23
	King Slide Works Co. Ltd.	2,000	23
	Taiwan Paiho Ltd.	10,000	23
	Ruentex Industries Ltd.	10,200	22
	Chaun-Choung Technology Corp.	3,000	22
*	Yeong Guan Energy Technology Group Co. Ltd.	11,000	22
	Ho Tung Chemical Corp.	85,000	22
	Global Unichip Corp.	3,000	22
	Grape King Bio Ltd.	3,000	21
	Qisda Corp.	35,000	21
*	Dynamic Electronics Co. Ltd.	44,000	21
	Clevo Co.	21,000	21
	Global Mixed Mode Technology Inc.	6,000	21
	Dynapack International Technology Corp.	11,000	21
	Sporton International Inc.	3,000	21
	Egis Technology Inc.	3,000	21
	eMemory Technology Inc.	2,000	20
	Goldsun Building Materials Co. Ltd.	48,000	20
	Topco Scientific Co. Ltd.	6,000	20
	Pan-International Industrial Corp.	32,000	20
	Charoen Pokphand Enterprise	10,000	20
	Advanced Wireless Semiconductor Co.	7,000	20
	Hong Pu Real Estate Development Co. Ltd.	26,000	20

	Huaku Development Co. Ltd.	7,000	20
*	PharmaEssentia Corp.	6,000	20
	AcBel Polytech Inc.	26,000	20
	Zinwell Corp.	35,000	20
	Evergreen International Storage & Transport Corp.	42,000	19
	Jess-Link Products Co. Ltd.	20,000	19
	Advanced Ceramic X Corp.	2,000	19
	Lotes Co. Ltd.	2,000	19
	Lien Hwa Industrial Holdings Corp.	15,250	19
	TA-I Technology Co. Ltd.	8,000	19
	Career Technology MFG.Co. Ltd.	18,150	19
	Nan Ya Printed Circuit Board Corp.	11,000	19
	Sitronix Technology Corp.	4,000	19
	Sincere Navigation Corp.	41,900	18
	Taiflex Scientific Co. Ltd.	12,000	18
	Adlink Technology Inc.	10,000	18
	CyberTAN Technology Inc.	38,000	18
	ChipMOS Technologies Inc.	19,000	18
	Merry Electronics Co. Ltd.	4,000	18
*	Phihong Technology Co. Ltd.	68,000	18
*	Unizyx Holding Corp.	36,000	18
	Nien Hsing Textile Co. Ltd.	27,000	18
	Elite Advanced Laser Corp.	8,000	18
	Weltrend Semiconductor	25,000	18
	Pixart Imaging Inc.	3,000	18
	Shin Zu Shing Co. Ltd.	4,000	18
	Taiwan PCB Techvest Co. Ltd.	17,000	18
*	Gigastorage Corp.	45,000	18
*	Federal Corp.	47,000	18
*	TPK Holding Co. Ltd.	12,000	17
*	Unity Opto Technology Co. Ltd.	90,000	17
	Center Laboratories Inc.	10,299	17
	WUS Printed Circuit Co. Ltd.	16,600	17
	Yulon Finance Corp.	5,000	17
	SDI Corp.	9,000	17
*	XinTec Inc.	6,000	17
*	Via Technologies Inc.	18,000	17
	Asia Polymer Corp.	36,000	16
	Vivotek Inc.	6,000	16
	Huang Hsiang Construction Corp.	15,000	16
	U-Ming Marine Transport Corp.	17,000	16
	HannStar Display Corp.	75,000	16
	Posiflex Technology Inc.	5,000	16

46

ESG International Stock ETF

			Market
			Value•
		Shares	($ 000)
	Ta Ya Electric Wire & Cable	48,000	16
	USI Corp.	40,000	16
	Alpha Networks Inc.	23,000	16
	Soft-World International Corp.	6,000	16
	Global Brands Manufacture Ltd.	34,000	16
	Nien Made Enterprise Co. Ltd.	2,000	16
	China Steel Chemical Corp.	4,000	15
	Kinpo Electronics	35,000	15
	WT Microelectronics Co. Ltd.	12,000	15
*	Taiwan Land Developmen Corp.	63,000	15
	Globe Union Industrial Corp.	28,000	15
	China Airlines Ltd.	56,000	15
	IEI Integration Corp.	10,000	15
*	Gemtek Technology Corp.	20,000	15
	Lite-On Semiconductor Corp.	11,000	15
	Swancor Holding Co. Ltd.	6,000	15
	Kuo Toong International Co. Ltd.	24,330	15
	Eva Airways Corp.	36,932	15
	Taiwan TEA Corp.	28,000	15
*	Asia Pacific Telecom Co. Ltd.	56,779	14
	Namchow Holdings Co. Ltd.	9,000	14
	Li Peng Enterprise Co. Ltd.	67,000	14
	Prince Housing & Development Corp.	40,000	14
	China General Plastics Corp.	22,000	14
	Aten International Co. Ltd.	5,000	14
	Taiwan Glass Industry Corp.	42,000	14
	Run Long Construction Co. Ltd.	7,000	14
	Capital Securities Corp.	42,000	14
	China Man-Made Fiber Corp.	56,000	13
	Chung Hwa Pulp Corp.	44,000	13
	Teco Electric and Machinery Co. Ltd.	15,000	13
	Arcadyan Technology Corp.	5,123	13
	Rich Development Co. Ltd.	43,000	13
	Concraft Holding Co. Ltd.	3,000	13
	St. Shine Optical Co. Ltd.	1,000	13
	CHC Healthcare Group	11,000	13
*	Gold Circuit Electronics Ltd.	27,000	13
	Holy Stone Enterprise Co. Ltd.	4,000	13

	Kindom Development Co. Ltd.	15,000	13
*	Motech Industries Inc.	56,000	13
*	Orient Semiconductor Electronics Ltd.	30,000	12
	Darwin Precisions Corp.	29,000	12
	Bizlink Holding Inc.	2,000	12
	Lealea Enterprise Co. Ltd.	42,000	12
	Coretronic Corp.	10,000	12
	Radium Life Tech Co. Ltd.	36,200	12
*	Shining Building Business Co. Ltd.	39,000	12
*	Gigasolar Materials Corp.	3,000	12
	Machvision Inc.	1,000	12
	Taiwan Secom Co. Ltd.	4,000	12
	Chin-Poon Industrial Co. Ltd.	12,000	12
	Iron Force Industrial Co. Ltd.	4,000	12
	Topkey Corp.	3,000	12
	Johnson Health Tech Co. Ltd.	5,000	11
	IBF Financial Holdings Co. Ltd.	30,300	11
	Wei Chuan Foods Corp.	16,000	11
*	OBI Pharma Inc.	3,000	11
	Yulon Motor Co. Ltd.	16,000	11
	Makalot Industrial Co. Ltd.	2,100	10
	HTC Corp.	9,000	10
	Brogent Technologies Inc.	2,100	10
	Kinsus Interconnect Technology Corp.	6,000	10
	Lextar Electronics Corp.	20,000	10
	Li Cheng Enterprise Co. Ltd.	8,252	10
	Pan Jit International Inc.	12,400	10
	Cathay Real Estate Development Co. Ltd.	14,000	10
	Everlight Electronics Co. Ltd.	9,000	9
	BES Engineering Corp.	39,000	9
	Sanyang Motor Co. Ltd.	13,000	9
	Toung Loong Textile Manufacturing	7,000	9
	OptoTech Corp.	12,000	9
	Pharmally International Holding Co. Ltd.	1,282	9
	LandMark Optoelectronics Corp.	1,000	9
*	ALI Corp.	15,000	8
	Elan Microelectronics Corp.	3,000	8
	Mercuries & Associates Holding Ltd.	11,000	8
*	CMC Magnetics Corp.	30,114	8
	Yungtay Engineering Co. Ltd.	4,000	8

47

ESG International Stock ETF

			Market
			Value•
		Shares	($ 000)
	Mitac Holdings Corp.	6,900	8
	Sunny Friend Environmental Technology Co. Ltd.	1,000	8
	Hota Industrial Manufacturing Co. Ltd.	2,000	7
	Cheng Loong Corp.	9,000	7
	Cub Elecparts Inc.	1,049	7
	Hung Sheng Construction Ltd.	10,000	7
	Gigabyte Technology Co. Ltd.	4,000	7
*	Mercuries Life Insurance Co. Ltd.	17,000	7
*	United Renewable Energy Co. Ltd.	28,287	6
	Tong Yang Industry Co. Ltd.	5,000	6
	Gourmet Master Co. Ltd.	2,000	6
	Taiwan Styrene Monomer	10,000	6
	Chlitina Holding Ltd.	1,000	6
	Lung Yen Life Service Corp.	3,000	6
	Quanta Storage Inc.	6,000	6
	Ginko International Co. Ltd.	1,000	6
	Taiwan Semiconductor Co. Ltd.	4,000	6
	L&K Engineering Co. Ltd.	6,000	6
	UPC Technology Corp.	17,000	6
	Longchen Paper & Packaging Co. Ltd.	9,308	6
	Wafer Works Corp.	5,000	6
	Asia Vital Components Co. Ltd.	5,000	5
	Wan Hai Lines Ltd.	9,000	5
	TaiDoc Technology Corp.	1,000	5
	Getac Technology Corp.	3,000	5
	Shinkong Synthetic Fibers Corp.	12,000	5
	Primax Electronics Ltd.	3,000	5
	Ability Enterprise Co. Ltd.	10,000	5
	Wistron NeWeb Corp.	2,000	5
	Sigurd Microelectronics Corp.	4,000	4
*	Grand Pacific Petrochemical	7,000	4
*	Medigen Biotechnology Corp.	2,000	4
	China Motor Corp.	3,200	4
*	Roo Hsing Co. Ltd.	11,000	4
	Oriental Union Chemical Corp.	5,000	3
*	Ritek Corp.	18,000	3
*	Lotus Pharmaceutical Co Ltd.	1,000	3
	Everlight Chemical Industrial Corp.	4,000	2
*	Tung Thih Electronic Co. Ltd.	1,000	2

	Casetek Holdings Ltd.	1,000	1
*	Elitegroup Computer Systems Co. Ltd.	3,000	1
			29,267
Thailand (0.8%)
	CP ALL PCL (Foreign)	257,900	544
	Airports of Thailand PCL (Foreign)	227,900	439
	Siam Cement PCL (Foreign)	39,900	397
	Siam Commercial Bank PCL (Foreign)	140,700	395
	Kasikornbank PCL (Foreign)	92,800	355
	Home Product Center PCL	591,900	242
	Energy Absolute PCL	181,300	229
	Advanced Info Service PCL (Foreign)	32,700	210
	Bangkok Dusit Medica Services PCL	249,300	177
	Gulf Energy Development PCL	27,000	144
	Central Pattana PCL	73,600	126
	Krung Thai Bank PCL (Foreign)	270,700	121
	Kiatnakin Bank PCL	54,900	109
	Carabao Group PCL	43,500	100
	Sino-Thai Engineering & Construction PCL	195,400	94
*	Intouch Holdings	53,100	92
	PTT Global Chemical PCL	68,000	90
	Kasikornbank PCL	19,700	75
	BTS Group Holdings PCL	194,800	68
	Charoen Pokphand Foods PCL (Foreign)	76,900	66
	Tisco Financial Group PCL (Foreign)	18,000	57
	Digital Telecommunications Infrastructure Fund	109,863	55
	Intouch Holdings PCL (Foreign)	31,378	54
	Electricity Generating PCL (Foreign)	5,900	52
	Bangkok Bank PCL (Foreign)	12,200	51
*	Advanced Info Service PCL (Local)	7,800	50
	Bangkok Expressway & Metro PCL	159,600	47
	Global Power Synergy PCL	22,192	45
	Indorama Ventures PCL	52,100	44

48

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
	TMB Bank PCL	1,232,924	43
	Thanachart Capital PCL	23,000	39
	Krungthai Card PCL (Foreign)	28,600	36
	Osotspa PCL	26,800	36
	Srisawad Corp. PCL	14,300	31
	Thai Union Frozen Products PCL (Foreign)	60,700	30
	Muangthai Capital PCL	14,700	27
	Bumrungrad Hospital PCL (Foreign)	6,400	27
	WHA Premium GrowthFreehold & Leasehold Real Estate Investment Trust	50,400	26
	WHA Corp. PCL	271,500	24
	B Grimm Power PCL	16,700	24
*	BEC World PCL (Foreign)	165,600	23
	Supalai PCL	42,200	22
	True Corp. PCL	197,700	21
	IRPC PCL (Foreign)	295,700	21
	Thaicom PCL	229,500	21
	Thai Vegetable Oil PCL	23,000	20
	Jasmine International PCL	114,300	18
	Asian Property Development PCL (Foreign)	88,200	17
*	Krungthai Card PCL	13,300	17
	Total Access Communication PCL (Foreign)	13,200	16
	Jasmine Broadband Internet Infrastructure Fund	54,472	15
	PTG Energy PCL	29,400	13
	Bangkok Airways PCL	88,100	13
	Esso Thailand PCL	65,700	13
*	Bangkok Land PCL	387,600	13
*	AEON Thana Sinsap Thailand PCL	2,800	13
	Central Plaza Hotel PCL	21,400	12
	Gfpt Pcl	36,300	12
	KCE Electronics PCL	16,900	12
	Major Cineplex Group PCL	18,300	11
	Vgi Pcl	51,200	11
	Delta Electronics Thailand PCL	6,700	11
	Intouch Holdings NVDR	5,900	10
	Thoresen Thai Agencies PCL	113,700	10
	BTS Rail Mass Transit Growth Infrastructure Fund	35,600	10
	Chularat Hospital PCL	122,800	10
	Hana Microelectronics PCL (Foreign)	8,700	9
	Gunkul Engineering PCL	111,400	9
	CK Power PCL	71,400	9
	Tipco Asphalt PCL	13,700	8
*	Group Lease PCL	70,900	7
	Plan B Media PCL	39,700	7
	TOA Paint Thailand PCL	6,800	7
	Star Petroleum Refining PCL	23,600	6
	Siam Global House PCL	11,100	5
	Super Energy Corp. PCL	387,600	5
	Sri Trang Agro-Industry PCL	12,400	5
	Thaifoods Group PCL	41,800	5
	Beauty Community PCL	84,600	5
*	Thai Airways International PCL (Foreign)	33,800	4
	Univentures PCL	37,700	4
*	Precious Shipping PCL	24,700	4
	Taokaenoi Food & Marketing PCL	15,700	4
	Unique Engineering & Construction PCL	17,300	4
	Bcpg Pcl	6,000	3
*	U City PCL	64,000	3
	Workpoint Entertainment PCL	3,100	1
*	BTS Group Holdings PCL Warrants Exp. 12/31/2021	15,059	—
*	Minor International PCL Warrants Exp. 12/31/2021	3,645	—
			5,370
Turkey (0.2%)
*	Tat Gida Sanayi AS	204,435	208
*	Logo Yazilim Sanayi Ve Ticaret AS	9,946	121
*	Akbank T.A.S.	65,889	71
*	Turkiye Garanti Bankasi AS	43,772	67
	Tupras Turkiye Petrol Rafinerileri AS	3,123	51
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	34,815	43
*	Gubre Fabrikalari TAS	12,258	33
*	Aksa Enerji Uretim AS Class B	55,252	32
	Eregli Demir ve Celik Fabrikalari TAS	23,491	31
*	Konya Cimento Sanayii AS	675	26
*	Koza Anadolu Metal Madencilik Isletmeleri AS	14,046	26

49

ESG International Stock ETF

			Market
			Value•
		Shares	($ 000)
*,1	Mavi Giyim Sanayi Ve Ticaret AS	2,923	25
	Alarko Holding AS	27,754	25
	Haci Omer Sabanci Holding AS (Bearer)	17,735	24
	Coca-Cola Icecek AS	3,293	24
*	Zorlu Enerji Elektrik Uretim AS	109,551	24
*	Koza Altin Isletmeleri AS	1,798	21
*	Turk Hava Yollari AO	10,282	19
	EGE Endustri VE Ticaret AS	181	19
*	Petkim Petrokimya Holding AS	32,626	19
*	Sok Marketler Ticaret AS	13,618	19
*	Yapi ve Kredi Bankasi AS	48,161	18
	Aksigorta AS	17,334	18
*	Pegasus Hava Tasimaciligi AS	1,931	17
	Aygaz AS	8,618	16
*	Is Gayrimenkul Yatirim Ortakligi AS	58,322	15
	Aksa Akrilik Kimya Sanayii AS	11,264	14
*	Turkiye Is Bankasi AS	15,178	14
*	Turk Traktor ve Ziraat Makineleri AS	1,370	13
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	7,642	11
*	Bera Holding AS	17,692	10
*,1	MLP Saglik Hizmetleri AS	3,921	9
	AG Anadolu Grubu Holding AS	3,534	9
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	22,142	9
	Ford Otomotiv Sanayi AS	719	9
*	Sekerbank Turk AS	50,455	9
	Dogan Sirketler Grubu Holding AS	31,140	9
	Tekfen Holding AS	3,446	8
*	Turkiye Vakiflar Bankas TAO	8,334	7
	Tofas Turk Otomobil Fabrikasi AS	1,547	7
	TAV Havalimanlari Holding AS	1,847	6
*	Ulker Biskuvi Sanayi AS	1,628	5
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	11,830	5
	Turkiye Sise ve Cam Fabrikalari AS	5,701	5
*	Arcelik AS	1,329	4
	Soda Sanayii AS	3,606	3
			1,178

United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	142,146	546
	Emirates Telecommunications Group Co. PJSC	57,904	248
	Abu Dhabi Commercial Bank PJSC	99,212	190
	Aldar Properties PJSC	124,597	71
*	Air Arabia PJSC	150,314	57
	DP World plc	3,013	47
	Abu Dhabi Islamic Bank PJSC	27,292	40
*	Eshraq Investments PJSC	398,693	33
*	RAK Properties PJSC	147,004	17
*	Dubai Financial Market PJSC	62,719	15
*	DAMAC Properties Dubai Co. PJSC	79,395	14
*	DXB Entertainments PJSC	265,832	12
	Arabtec Holding PJSC	40,224	8
			1,298
United Kingdom (8.8%)
	AstraZeneca plc	50,501	4,432
	GlaxoSmithKline plc	186,745	3,768
	Unilever plc	40,795	2,193
	Reckitt Benckiser Group plc	24,277	1,794
	Vodafone Group plc	1,017,601	1,779
	Lloyds Banking Group plc	2,696,512	1,750
	RELX plc	72,303	1,749
	Prudential plc	100,150	1,665
	National Grid plc	124,226	1,566
	Compass Group plc	63,562	1,400
^	Barclays plc	663,547	1,272
	Experian plc	36,518	1,215
	Tesco plc	401,108	1,195
	London Stock Exchange Group plc	12,077	1,186
	CRH plc	29,999	1,018
	Smith & Nephew plc	37,977	852
	Ferguson plc	9,675	843
	Legal & General Group plc	231,260	784
	Standard Chartered plc	107,620	779
	Aviva plc	144,958	664
	Ashtead Group plc	21,138	663
	SSE plc	32,365	636
	BT Group plc	334,576	614
	3i Group plc	42,216	556
	Rentokil Initial plc	88,240	552

50

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
	Persimmon plc	14,500	536
	Informa plc	60,166	533
	WPP plc	54,429	523
	Sage Group plc	58,421	518
	Segro plc	48,380	513
	Next plc	6,332	499
	Halma plc	18,740	471
	Spirax-Sarco Engineering plc	4,239	464
	Barratt Developments plc	47,009	464
	Smiths Group plc	22,698	452
	Royal Bank of Scotland Group plc	185,779	430
	Mondi plc	20,969	426
	Rightmove plc	52,905	424
	Taylor Wimpey plc	159,617	422
	Associated British Foods plc	14,352	419
	Smurfit Kappa Group plc	12,162	411
	Standard Life Aberdeen plc	113,540	407
	Bunzl plc	16,722	402
	St. James’s Place plc	29,971	397
	Intermediate Capital Group plc	19,067	394
	Burberry G roup plc	17,622	380
	Berkeley Group Holdings plc	6,132	378
	Croda International plc	6,379	377
	RSA Insurance Group plc	55,431	371
	United U tilities Group plc	30,541	371
	DCC plc	5,156	369
	Admiral Group plc	13,122	360
	Severn Trent plc	11,255	357
[1]	Auto Trader Group plc	52,452	353
	Bellway plc	7,154	346
	Direct Line Insurance Group plc	83,092	331
	Wm Morrison Supermarkets p lc	147,667	331
	Coca-Cola HBC AG	10,228	326
	ITV plc	213,006	324
	Howden J oinery Group plc	38,833	321
	Johnson Matthey plc	9,744	319
	Kingfisher plc	129,758	318
	Phoenix Group Holdings plc	34,873	313
	Derwent London plc	6,173	312
	British Land Co. plc	47,253	306
	Pennon Group plc	21,857	306
	DS Smith plc	73,192	299

*	Ocado Group plc	21,364	296
	Tate & Lyle plc	31,328	286
	Spectris plc	7,884	278
	Pearson plc	37,726	274
	HomeServe plc	17,793	271
*,1	Just Eat Takeaway (XLON)	3,014	264
	Hargreaves Lansdown plc	12,773	256
	Investec plc	46,231	237
	Britvic plc	21,162	234
	J Sainsbury plc	90,760	230
	SSP Group plc	34,741	230
	Beazley plc	32,812	227
	Hiscox Ltd.	13,792	220
	Marks & Spencer Group plc	104,910	216
*	M&G plc	74,232	194
	Micro Focus International plc	15,671	149
	Polymetal International plc	8,171	126
	International Consolidated Airlines Group SA (London Shares)	19,686	121
	Hammerson plc	41,357	112
*,1	Network International Holdings plc	15,627	107
	Antofagasta plc	9,232	91
	UNITE Group plc	6,267	91
[1]	Sophos G roup plc	11,846	88
	JD Sports Fashion plc	9,086	87
[1]	Quilter plc	43,860	83
*	Virgin Money UK p lc	41,102	82
	Greggs plc	2,888	78
*,1	Trainline plc	12,073	74
	easyJet plc	5,103	74
	B&M European Value Retail SA	16,430	71
	Games Workshop Group plc	850	70
	Dechra Pharmaceuticals plc	1,986	68
	Electrocomponents plc	8,550	67
[1]	Avast plc	12,883	66
	Vistry Group plc	3,793	63
	Schroders plc	1,669	62
[1]	ConvaTec Group plc	22,997	61
	Grafton Group plc	5,218	58
	OneSavings Bank plc	10,337	54
	IWG plc	11,629	53
§	NMC Health plc	4,208	51
	Inchcape plc	6,654	50
	Genus plc	1,184	48
	Cineworld Group plc	23,636	48

51

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
[1]	Countryside Properties plc	7,827	48
	Grainger plc	12,196	47
	IG Group Holdings plc	5,319	46
	Great Portland Estates plc	4,278	46
	Centamin plc	27,118	45
	Royal Mail plc	21,313	45
	WH Smith plc	1,779	45
	Savills plc	3,179	45
	Man Group PLC	23,179	44
	Pets at Home Group plc	13,109	44
	Spirent Communications plc	15,704	42
	TP ICAP plc	8,767	41
	Moneysupermarket.com Group plc	10,205	41
	Hikma Pharmaceuticals plc	1,750	41
	Assura plc	41,973	40
	Hays plc	22,154	40
	Cranswick plc	917	39
	UDG Healthcare plc	4,303	39
	Dunelm G roup plc	2,729	39
*	Signature Aviation plc	10,681	39
	Pagegroup plc	7,381	39
	Aggreko plc	4,403	38
	Redrow plc	3,915	38
	Safestore Holdings plc	3,724	37
	Victrex plc	1,337	36
	National E xpress Group plc	6,527	36
	Close Brothers Group plc	2,138	36
	Lancashire Holdings Ltd.	3,804	36
	Big Yellow Group plc	2,525	35
	Shaftesbury plc	3,356	35
	LondonMetric Property plc	12,832	34
	St. Modwen Properties plc	5,519	34
	Domino’s Pizza Group plc	8,858	34
	Bodycote plc	3,408	34
	Paragon Banking Group plc	5,679	33
[1]	Ascential plc	7,348	33
	Workspace Group plc	2,234	33
[1]	John Laing Group plc	7,379	32
*	Firstgroup plc	21,078	32
*	Just Group plc	33,962	32
	Polypipe Group plc	4,577	32
	Ashmore Group plc	5,163	31
	Jupiter Fund Management plc	7,940	31
	Dixons Carphone plc	19,305	31
	Capital & Counties Properties plc	11,716	30
	Essentra plc	6,453	30
[1]	Ibstock plc	8,512	30
	Redde Northgate plc	9,423	30
*,1	Wizz Air Holdings plc	671	30

	Brewin Dolphin Holdings plc	7,324	29
	Softcat plc	2,041	28
	Computacenter plc	1,309	28
	Plus500 Ltd.	2,245	28
	Crest Nicholson Holdings plc	4,638	27
	Synthomer plc	7,267	26
	Marshalls plc	2,809	26
	Mediclinic International plc	5,961	26
	Renishaw plc	553	25
	Vesuvius plc	4,493	25
	Rathbone Brothers plc	1,068	23
	Daily Mail & General Trust plc	2,396	23
	Greencore Group plc	8,217	22
	Coats Group plc	28,249	22
	Provident Financial plc	4,090	21
	Drax Group plc	6,144	21
	Rhi Magnesita NV	546	21
	Go-Ahead Group plc	813	21
	AG Barr plc	2,978	21
	TBC Bank Group plc	1,188	20
	IntegraFin Holdings plc	3,144	20
	Telecom Plus plc	1,118	19
	Fresnillo plc	2,428	19
	KAZ Minerals plc	3,492	19
	Sanne Group plc	2,498	18
	Restaurant Group plc	13,183	18
	Petrofac Ltd.	4,258	18
*	Frasers Group plc	3,477	17
	Bank of Georgia Group plc	771	17
	Stagecoach Group plc	9,115	15
[1]	Hastings Group Holdings plc	7,203	15
[1]	Airtel Africa plc	15,891	13
	Elementis plc	9,763	13
	NewRiver REIT plc	5,722	11
	Hochschild Mining plc	5,483	11
	SIG plc	11,882	10
	Redefine International plc	5,397	8
	Ferrexpo plc	4,560	8
[1]	McCarthy & Stone plc	4,086	7
*,1	Aston Martin Lagonda Global Holdings plc	1,440	6
	Stobart Group Ltd.	6,172	6
	TalkTalk Telecom Group plc	4,266	6
	Keller Group plc	717	6
*	Metro Bank plc	2,707	6
	Hyve Group plc	5,794	6
*	Vectura Group plc	4,791	5
[1]	Equiniti Group plc	2,016	5
	Mitie Group plc	2,929	5

52

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
*	Galliford Try Holdings plc	2,290	5
[1]	Spire Healthcare Group plc	2,910	4
*	Sirius Minerals plc	71,585	4
	International Personal Finance plc	2,012	4
	Dignity plc	520	4
	AA plc	6,577	4
	Halfords Group plc	1,656	3
	Superdry plc	736	3
	Card Factory plc	2,673	3
*,1	Funding Circle Holdings plc	2,197	2
*	AO World plc	1,847	1
			60,139
Total Common Stocks
(Cost $694,338)			680,148
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[2,3]	Vanguard Market
	Liquidity Fund,
	1.706%	93,353	9 ,338

	Face	M arket
	Amount	Value•
	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4] United States Treasury Bill,1.527%–1.541%, 4/30/20	186	186
[4] United States Treasury Bill,1.551%, 5/14/20	150	150
		336
Total Temporary Cash Investments
(Cost $9,672)		9,674
Total Investments (100.6%)
(Cost $704,010)		689,822
Other Assets and Liabilities—Net (-0.6%)[3]		(4,006)
Net Assets (100%)		685,816
Cost rounded to $000.

•	See Note A in Notes to the Financial Statements.

* Non-income-producing security.

§	Security value determined using significant unobservable inputs.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,748,000.

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate value of these securities was $13,374,000, representing 2.0% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Collateral of $5,793,000 was received for securities on loan.

4	Securities with a value of $301,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

53

ESG International Stock ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

							($000)
							Value and
				Number of			Unrealized
				Long (Short)		Notional	Appreciation
			Expiration	Contracts		Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Market Index			March 2020		68	3,430	(129)
MSCI EAFE Index			March 2020		25	2,270	(223)
							(352)

Forward Currency Contracts
	Contract					Unrealized	Unrealized
Settlement					Contract Amount (000)	Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP Paribas	4/2/20	USD	722	JPY	77,957	—	(2)

JPY—Japanese Yen.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

54

ESG International Stock ETF

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $694,673)	680,484
Affiliated Issuers (Cost $9,337)	9,338
Total Investments in Securities	689,822
Investment in Vanguard	30
Cash	3
Foreign Currency, at Value (Cost $504)	497
Receivables for Investment Securities Sold	8
Receivables for Accrued Income	1,359
Total Assets	691,719
Liabilities
Payables for Investment Securities Purchased	4
Collateral for Securities on Loan	5,793
Payables to Vanguard	48
Variation Margin Payable—Futures Contracts	29
Unrealized Depreciation—Forward Currency Contracts	2
Other Liabilities	27
Total Liabilities	5,903
Net Assets	685,816

At February 29, 2020, net assets consisted of:

Paid-in Capital	702,180
Total Distributable Earnings (Loss)	(16,364)
Net Assets	685,816

Net Assets
Applicable to 14,100,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	685,816
Net Asset Value Per Share	$48.64

See accompanying Notes, which are an integral part of the Financial Statements.

55

ESG International Stock ETF

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends[1]	5,296
Interest[2]	19
Securities Lending—Net	30
Total Income	5,345
Expenses
The Vanguard Group—Note B
Investment Advisory Services	42
Management and Administrative	325
Marketing and Distribution	19
Custodian Fees	56
Shareholders’ Reports	4
Trustees’ Fees and Expenses	—
Total Expenses	446
Expenses Paid Indirectly	(23)
Net Expenses	423
Net Investment Income	4,922
Realized Net Gain (Loss)
Investment Securities Sold[2]	(269)
Futures Contracts	128
Forward Currency Contracts	10
Foreign Currencies	18
Realized Net Gain (Loss)	(113)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	(10,928)
Futures Contracts	(364)
Forward Currency Contracts	(2)
Foreign Currencies	(26)
Change in Unrealized Appreciation (Depreciation)	(11,320)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,511)
1	Dividends are net of foreign withholding taxes of $454,000.

2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $17,000, $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

3	The change in unrealized appreciation (depreciation) is net of deferred foreign capital gains taxes of $27,000.

See accompanying Notes, which are an integral part of the Financial Statements.

56

ESG International Stock ETF

Statement of Changes in Net Assets

		September 18,
	Six Months Ended	2018[1], to
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,922	5,847
Realized Net Gain (Loss)	(113)	(1,830)
Change in Unrealized Appreciation (Depreciation)	(11,320)	(3,271)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,511)	746
Distributions[2]
Total Distributions	(6,879)	(3,720)
Capital Share Transactions
Issued	280,792	421,388
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	280,792	421,388
Total Increase (Decrease)	267,402	418,414
Net Assets
Beginning of Period	418,414	—
End of Period	685,816	418,414

1	Inception.

2	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

57

ESG International Stock ETF

Financial Highlights

	Six Months	Sept. 18,
	Ended	2018[1] to
	Feb. 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2020	2019
Net Asset Value, Beginning of Period	$48.09	$50.00
Investment Operations
Net Investment Income[2]	.450	1.529
Net Realized and Unrealized Gain (Loss) on Investments	.764	(2.714)
Total from Investment Operations	1.214	(1.185)
Distributions
Dividends from Net Investment Income	(.664)	(.725)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.664)	(.725)
Net Asset Value, End of Period	$48.64	$48.09

Total Return	2.46%	-2.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$686	$418
Ratio of Total Expenses to Average Net Assets	0.16%[3]	0.17%[3,4]
Ratio of Net Investment Income to Average Net Assets	1.68%	3.30%[4]
Portfolio Turnover Rate	6%	22%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.

2	Calculated based on average shares outstanding.

3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.

4	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

58

ESG International Stock ETF

Notes to Financial Statements

Vanguard ESG International Stock ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3.  Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

59

ESG International Stock ETF

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4.  Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August 31, 2019, and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5.  Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6.  Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and

60

ESG International Stock ETF

settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

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ESG International Stock ETF

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $30,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund’s expenses by $23,000 (an annual rate of 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South America	68,570	1,479	—	70,049
Common Stocks—Other	21,112	588,895	92	610,099
Temporary Cash Investments	9,338	336	—	9,674
Total	99,020	590,710	92	689,822
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	29	—	—	29
Forward Currency Contracts	—	2	—	2
Total	29	2	—	31

1 Represents variation margin on the last day of the reporting period.

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ESG International Stock ETF

E. At February 29, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Payable—Futures Contracts	29	—	29
Unrealized Depreciation—Forward Currency Contracts	—	2	2
Total Liabilities	29	2	31

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 29, 2020, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	128	—	128
Forward Currency Contracts	—	10	10
Realized Net Gain (Loss) on Derivatives	128	10	138

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(364)	—	(364)
Forward Currency Contracts	—	(2)	(2)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(364)	(2)	(366)

F. As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	704,850
Gross Unrealized Appreciation	39,711
Gross Unrealized Depreciation	(55,093)
Net Unrealized Appreciation (Depreciation)	(15,382)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $1,572,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

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ESG International Stock ETF

G.  During the six months ended February 29, 2020, the fund purchased $309,099,000 of investment securities and sold $34,563,000 of investment securities, other than temporary cash investments. Purchases and sales include $226,145,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

H.	Capital shares issued and redeemed were:

	Six Months Ended	September 18, 2018[1] to
	February 29, 2020	August 31, 2019
	Shares	Shares
	(000)	(000)
Issued	5,400	8,700
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	5,400	8,700
1 Inception.

At February 29, 2020, one shareholder was the record or beneficial owner of 34% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

I. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

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This material may be used in conjunction
with the offering of shares of any Vanguard
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the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the
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information, for a fee, by sending a request via
email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q43942 042020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUND

BY:       /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: April 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: April 17, 2020

VANGUARD WORLD FUND

BY:        /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: April 17, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.